 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 2000
                                                     REGISTRATION NO. 333-11131
                                                                       811-5338

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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                         PRE-EFFECTIVE AMENDMENT NO.                        [_]

                        POST-EFFECTIVE AMENDMENT NO. 5                      [X]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                               AMENDMENT NO. 22                             [X]

                       THE NEW ENGLAND VARIABLE ACCOUNT
                          (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                 ONE MADISON AVENUE, NEW YORK, NEW YORK 10010
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                 DEPOSITOR'S TELEPHONE NUMBER: (212) 578-5364

NAME AND ADDRESS OF AGENT FOR SERVICE:    COPY TO:


Gary A. Beller, Esq.                      Stephen E. Roth, Esquire
Metropolitan Life Insurance Company       Sutherland, Asbill & Brennan LLP
One Madison Avenue                        1275 Pennsylvania Avenue, N.W.
New York, New York 10010                  Washington, D.C. 20004-2404


It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

  [X] on May 1, 2000 pursuant to paragraph (b) of Rule 485

  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [ ] on (date) pursuant to paragraph (a)(1) of Rule 485


Title of Securities Being Registered: Individual Variable Annuity Contracts.

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

                              ZENITH ACCUMULATOR

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                      METROPOLITAN LIFE INSURANCE COMPANY

                       SUPPLEMENT DATED MAY 1, 2000

                      TO PROSPECTUS DATED MAY 1, 2000

  The Puerto Rico Internal Revenue Code of 1994, as amended (the "PR Code") provides the following tax treatment for Zenith Accumulator Individual Variable Annuity Contracts ("the Contracts") issued to Contract Owners in the Commonwealth of Puerto Rico. The Contracts will not be offered in Puerto Rico as individual retirement annuities ("IRAs").

  1. GENERAL TAX TREATMENT OF ANNUITIES

  For Puerto Rico tax purposes, amounts received as an annuity under an annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the annuity starting date.

  Annuity payments generally have two elements: a part that constitutes a return of the annuity's cost (return of capital) and a part that constitutes income.

  From each annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the annuity payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

  Once the annuity's cost has been fully recovered, all of the annuity payment constitutes taxable income. There is no penalty tax on early distributions from annuity contracts.

  If a payment is received in a lump sum, the annuity's cost is recovered tax free and the remainder constitutes taxable income.

  2. A VARIABLE ANNUITY CONTRACT UNDER NONQUALIFIED PLANS

  A variable annuity contract may be purchased by an employer for an employee under a nonqualified stock bonus, pension, profit sharing or annuity plan. The employer may purchase the variable annuity contract and transfer it to a trust created under the terms of the nonqualified plan or can make contributions to the nonqualified trust in order to provide [a] variable annuity contract[s] for his employees.

  The purchase payments paid or the employer's contributions made to a trust under a plan during a taxable year of the employer which ends within or with a taxable year of the trust, shall be included in the gross income of the employee, if his beneficial interest in the employer's contributions is nonforfeitable at the time the contribution is made. An employee's beneficial interest in the contributions is nonforfeitable if there is no contingency under the plan which may cause the employee to lose his rights in the contribution.

  When the contributions are included in the employee's gross income, they are considered part of the consideration paid by him for the annuity. The amounts contributed by the employer constitute consideration paid by the employee which is taken into account for purposes of determining the taxable amount of each annuity payment received.

VA-153-98

  The contributions paid by the employer to or under the nonqualified plan for providing retirement benefits to the employees under an annuity or insurance contract are deductible in the taxable year when paid if the employee's rights to or derived from such employer's contribution are nonforfeitable at the time the contribution is made.

  If an amount is paid on behalf of the employee during the taxable year but the rights of the employee therein are forfeitable at the time the amount is paid, no employer deduction is allowable for such amount for any taxable year.

  A nonqualified plan may not be subject to certain rules which apply to a qualified plan such as rules regarding participation, vesting and funding. Thus, nonqualified annuity plans may be used by an employer to provide additional benefits to key employees.

  Since a nonqualified trust is not tax-exempt, the trust itself will be taxable on the income of the trust assets.

  3. A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

  A variable annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1165 of the PR Code. The employer has two alternatives: (1) purchase the annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an annuity contract for an employee.

  Qualified plans must comply with the requirements of Section 1165(a) of the PR Code which include, among others, certain participation requirements.

  The trust created under the qualified plan is exempt from tax on its investment income.

  a. Contributions

  The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.

  b. Distributions

  The amount paid by the employer towards the purchase of the variable annuity contract or contributed to the trust for providing variable annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

  In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the variable annuity contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

  Lump-sum proceeds from a qualified plan distributed on account of the employee's separation from service may receive long term capital gain treatment and will be taxed at a maximum rate of 20%.

  The PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

  c. Rollover

  Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the total distribution is contributed to another qualified retirement plan or individual retirement account ("IRA") for the employee's benefit no later than sixty (60) days after the distribution.

  4. A Variable Annuity Contract Under a Keogh Plan

  A variable annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1165(f) of the PR Code. This plan is commonly known as a Keogh plan or an HR 10 plan.

  This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.

  An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership under Subchapter K of the PR Code, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.

  Similar to a qualified plan, the variable annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an annuity contract for the trust beneficiaries.

  a. Contributions

  A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

  Such contributions and the income generated from them are not taxable to the owner-employee, his employees or to the self-employed individual until the funds are distributed or made available to them.

  The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.

  b. Distributions

  Distributions made under a qualified self-employed retirement plan will be subject to the rules described under 3(b) and (c) above.

                              ZENITH ACCUMULATOR

                     Individual Variable Annuity Contracts
                                   Issued By
                      The New England Variable Account of
                      Metropolitan Life Insurance Company
                              One Madison Avenue
                           New York, New York 10010
                              Designated Office:
                      New England Life Insurance Company
                              501 Boylston Street
                          Boston, Massachusetts 02116
                                (617) 578-2000

  This prospectus describes individual variable annuity contracts (the "Contracts") for individuals and some qualified and non-qualified retirement plans. You may allocate purchase payments to one or more sub-accounts investing in these Eligible Funds of New England Zenith Fund ("Zenith Fund"), Metropolitan Series Fund, Inc. ("Metropolitan Fund") and the Variable Insurance Products Fund ("VIP").

NEW ENGLAND ZENITH FUND    Alger Equity Growth        METROPOLITAN SERIES FUND
                            Series

                           Capital Growth Series
Back Bay Advisors Money                               Putnam International
 Market Series                                         Stock Portfolio*
                           Davis Venture Value
Back Bay Advisors Bond      Series
 Income Series

                           Harris Oakmark Mid Cap     VARIABLE INSURANCE
Salomon Brothers            ValueSeries                PRODUCTS FUND
 Strategic Bond
 Opportunities Series      Loomis Sayles Small Cap
                            Series

                                                      VIP Overseas Portfolio
                           Westpeak Growth and
Salomon Brothers U.S.       Income Series
 Government Series                                    VIP Equity-Income
                           Morgan Stanley              Portfolio
Balanced Series             International Magnum
--------                    Equity Series

*Subject to any necessary state insurance department approvals.

  DURING THE FOURTH QUARTER OF 2000, WE ANTICIPATE REPLACING THE MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES WITH THE PUTNAM INTERNATIONAL STOCK PORTFOLIO, SUBJECT TO REGULATORY APPROVALS.

  In most states you may also allocate purchase payments to a Fixed Account. Limits apply to transfers to and from the Fixed Account.

  We currently are not offering any new Contracts. However, holders of existing Contracts may continue to make purchase payments.

  Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.

  You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated May 1, 2000. The SAI is filed with the Securities and Exchange Commission and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-56 of the prospectus. For a free copy of the SAI, write or call New England Securities Corporation, 399 Boylston St., Boston, Massachusetts 02116, 1-800-356-5015. The Securities and Exchange Commission maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Securities and Exchange Commission. The address of the site is http://www.sec.gov.

  The Securities and Exchange Commission has not approved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                               May 1, 2000

  THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

  THE CONTRACTS HAVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                               TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS

                                                                           Page
                                                                           ----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS.........................  A-4
HIGHLIGHTS................................................................  A-5
EXPENSE TABLE.............................................................  A-7
HOW THE CONTRACT WORKS.................................................... A-12
THE COMPANY............................................................... A-13
THE VARIABLE ACCOUNT...................................................... A-13
INVESTMENTS OF THE VARIABLE ACCOUNT....................................... A-13
 New England Zenith Fund.................................................. A-14
 Metropolitan Series Fund................................................. A-15
 Variable Insurance Products Fund......................................... A-15
 Investment Advice........................................................ A-15
 Substitution of Investments.............................................. A-17
GUARANTEED OPTION......................................................... A-17
THE CONTRACTS............................................................. A-17
 Purchase Payments........................................................ A-17
 Allocation of Purchase Payments.......................................... A-18
 Contract Value and Accumulation Unit Value............................... A-18
 Payment on Death Prior to Annuitization.................................. A-19
 Transfer Privilege....................................................... A-21
 Dollar Cost Averaging.................................................... A-21
 Surrenders............................................................... A-22
 Systematic Withdrawals................................................... A-22
 Loan Provision for Certain Tax Benefited Retirement Plans................ A-23
 Disability Benefit Rider................................................. A-25
 Suspension of Payments................................................... A-25
 Ownership Rights......................................................... A-25
 Requests and Elections................................................... A-26
 Ten Day Right to Review.................................................. A-26
ADMINISTRATION CHARGES, CONTINGENT DEFERRED SALES CHARGE AND OTHER
 DEDUCTIONS............................................................... A-27
 Administration Charges................................................... A-27
 Mortality and Expense Risk Charge........................................ A-27
 Contingent Deferred Sales Charge......................................... A-28
 Premium Tax Charges...................................................... A-29
 Other Expenses........................................................... A-30
 Charges Under Contracts Purchased by Exchanging a Fund I or Preference
  Contract................................................................ A-30
ANNUITY PAYMENTS.......................................................... A-30
 Election of Annuity...................................................... A-30
 Annuity Options.......................................................... A-31
AMOUNT OF VARIABLE ANNUITY PAYMENTS....................................... A-32
 Minimum Annuity Payments................................................. A-33
 Proof of Age, Sex and Survival........................................... A-33
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS............................ A-33
FEDERAL INCOME TAX STATUS................................................. A-34
 Tax Status of the Company and the Variable Account....................... A-34
 Taxation of the Contracts................................................ A-34
 Special Rules for Annuities Purchased for Annuitants Under Retirement
  Plans Qualifying for Tax Benefited Treatment............................ A-35
 Special Rules for Annuities Used by Individuals or with Plans and Trusts
  Not Qualifying Under the Code for Tax Benefited Treatment............... A-38
 Tax Withholding.......................................................... A-39

                                                                            Page
                                                                            ----
VOTING RIGHTS.............................................................. A-40
DISTRIBUTION OF CONTRACTS.................................................. A-40
THE FIXED ACCOUNT.......................................................... A-41
 General Description of the Fixed Account.................................. A-41
 Contract Value and Fixed Account Transactions............................. A-41
FINANCIAL STATEMENTS....................................................... A-42
INVESTMENT PERFORMANCE INFORMATION......................................... A-42
ACCUMULATION UNIT VALUES................................................... A-45
APPENDIX A: CONSUMER TIPS.................................................. A-48
APPENDIX B: PREMIUM TAX.................................................... A-49
APPENDIX C: AVERAGE ANNUAL TOTAL RETURN.................................... A-50

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

  We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we use certain terms that have special meanings. These terms are defined below:

  ACCOUNT. A sub-account of the Variable Account or the Fixed Account.

  ACCUMULATION UNIT. Used to calculate the Contract Value before annuitization.

  ANNUITANT. The person on whose life the Contract is issued.

  ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier surrender of the Contract.

  ANNUITY UNIT. Used to calculate the dollar amount of annuity payments.

  BENEFICIARY. The person designated to receive any benefits under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before the Maturity Date.

  CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract anniversary thereafter.

  DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay prior to annuitization, on receipt of due proof of death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

  DESIGNATED OFFICE. Our Designated Office for receipt of purchase payments, loan repayments, requests and elections, and communications regarding death of the Contract Owner (or Annuitant) is New England Life Insurance Company, located at 501 Boylston Street, Boston, Massachusetts 02116, (800) 435-4117.

  FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments under most Contracts. The Fixed Account provides guarantees of principal and interest.

  MATURITY DATE. The date on which annuity payments begin, as stated in the application or as later deferred.

  NET PURCHASE PAYMENT. A purchase payment, in which the premium tax and any premium for the disability benefit rider, if applicable, has been deducted before allocation to the accounts.

  PAYEE. Any person or entity entitled to receive payment under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrender of the Contract, the Contract Owner.

  VARIABLE ACCOUNT. A separate investment account of the Company. The Variable Account is divided into sub-accounts; each invests in shares of one Eligible Fund.

  VARIABLE ANNUITY. An annuity providing for income payments varying in amount to reflect the investment experience of a separate investment account.

                                  HIGHLIGHTS

TAX DEFERRED VARIABLE ANNUITIES:

  Earnings under variable annuities are usually not taxed until paid out. This treatment is intended to encourage you to save for retirement.

THE CONTRACTS:

  The Zenith Accumulator provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose to surrender and annuitize. Variable annuity payments fluctuate with the investment results of the Eligible Fund(s). (See "Annuity Payments.") We offer other variable annuities with different fees and charges, that invest in the Eligible Funds. Your registered representative has additional information.

PURCHASE PAYMENTS:

  Currently, the initial minimum purchase payment is $5,000 and the minimum subsequent purchase payment is usually $25. The subsequent purchase payment may be higher in certain cases. We may limit the purchase payments you can make.

OWNERSHIP:

  A Purchaser may be an individual, employer, trust, custodian or any entity specified in an eligible employee benefit plan. If the Contract is issued under Section 408(b) or, generally, under Section 403(b), the Contract Owner must be the Annuitant. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract.

  FOR ANY TAX QUALIFIED ACCOUNT E.G. 401(K) PLAN OR IRA, THE TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

  For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.

INVESTMENT OPTIONS:

  You may allocate net purchase payments to the sub-accounts or to the Fixed Account (if available under your Contract). You can allocate your contract value to a maximum of ten Accounts (including the Fixed Account) at any time.

  You can change your net purchase payment allocation. We believe that under current tax law you can transfer Contract Value between Accounts without federal income tax.

  Currently we allow 12 transfers free of charge per Contract Year prior to annuitization. Additional transfers are $10 each. After variable annuity payments begin, you may make one transfer per year without our consent. The minimum transfer amount is currently $25 (or, if less, the amount of Contract Value held in the sub-account from which the transfer is made). Special limits apply to transfers of Contract Value to and from the Fixed Account. See "The Fixed Account" for a description of transfers involving that account.

CHARGES:

  We apply the following charges to your Contract:

  . premium tax charge, in some states

  . mortality and expense risk charge equal to an annual rate of .95% of the Variable Account's daily net assets

  . administration asset charge equal to an annual rate of .40% of the Variable Account's daily net assets

  . annual contract administration charge of $30

  . a contingent deferred sales charge equal to a maximum of 6.5% of Contract
    Value, on certain full and partial surrenders and certain annuitization transactions.

  Certain waivers or reductions may apply. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

  The Eligible funds are subject to management fees and operating expenses.

  We do not deduct a sales charge from purchase payments.

TEN DAY RIGHT TO REVIEW:

  After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return all purchase payments made (or, in certain states, Contract Value plus any premium taxes deducted from purchase payments.)

PAYMENT ON DEATH:

  If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. Death Proceeds equal the greater of purchase payments adjusted for any partial surrenders and the current Contract Value. Each is reduced by any outstanding loan plus accrued interest. (See "Payment on Death Prior to Annuitization.")

  Death Proceeds are taxable and generally are included in the income of the recipient as follows:

  . If received under an annuity payment option, they are taxed in the same manner as annuity payments.

  . If distributed in a lump sum, they are taxed in the same manner as a full surrender.

SURRENDERS:

  Before annuitization you can send us a written request to surrender all or part of your Contract Value. After a partial surrender, the remaining Contract Value must be at least $500. (Special rules apply if the Contract has a loan.) Federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "Federal Income Tax Status.")

  A Contingent Deferred Sales Charge will apply to certain full and partial surrenders and certain annuitization transactions. On full surrender, a pro rata portion of the annual administration contract charge will also be deducted.

  In any Contract Year, you may surrender an amount without our deducting Contingent Deferred Sales Charge (the "free withdrawal amount"). The free withdrawal amount is 10% of Contract Value on the date of the Surrender. (See "Surrenders" and "Contingent Deferred Sales Charge.")
-------------------------------------------------------------------------------

                                 EXPENSE TABLE

  The purpose of the table and the examples below is to explain the various costs and expenses you will bear, directly or indirectly, as a Contract Owner. These are deducted from purchase payments, the Variable Account, or the Eligible Funds. In the examples following the table, we assume that you allocated your entire purchase payment to one sub-account, with no transfers.

                               VARIABLE ACCOUNT

CONTRACT OWNER TRANSACTION EXPENSES(1)
    Sales Charge Imposed on Purchases (as a percentage
     of Contract Value).................................           0%
    Maximum Contingent Deferred Sales Charge(2) (as a
     percentage of Contract Value)......................          6.5%
    Transfer Fee (per Contract Year)(3)................. $0 on the first twelve
                                                          $10 each thereafter
ANNUAL CONTRACT FEE
    Administration Contract Charge (per Contract)(4) ...          $30
SEPARATE ACCOUNT ANNUAL EXPENSES(5)
(as percentage of average net assets)
    Mortality and Expense Risk Charge...................          .95%
    Administration Asset Charge.........................           .40%
                                                                  ----
        Total Separate Account Annual Expenses..........          1.35%

                            NEW ENGLAND ZENITH FUND

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999
 (AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER CURRENT EXPENSE CAP OR EXPENSE DEFERRAL)(6)

                                              SALOMON
                         BACK BAY BACK BAY   BROTHERS     SALOMON
                         ADVISORS ADVISORS   STRATEGIC    BROTHERS  BACK BAY
                          MONEY     BOND       BOND         U.S.    ADVISORS           ALGER EQUITY CAPITAL
                          MARKET   INCOME  OPPORTUNITIES GOVERNMENT  MANAGED  BALANCED    GROWTH    GROWTH
                          SERIES   SERIES     SERIES       SERIES   SERIES(7)  SERIES     SERIES    SERIES
                         -------- -------- ------------- ---------- --------- -------- ------------ -------
Management Fee..........   .35%     .40%        .65%        .55%       .50%     .70%       .75%       .62%
Other Expenses..........   .05%     .08%        .16%        .15%       .08%     .07%       .05%       .04%
                           ---      ---         ---         ---        ---      ---        ---        ---
 Total Series Operating
  Expenses..............   .40%     .48%        .81%        .70%       .58%     .77%       .80%       .66%

                    HARRIS  LOOMIS
             DAVIS  OAKMARK SAYLES  WESTPEAK  WESTPEAK  MORGAN STANLEY
            VENTURE MID CAP SMALL    GROWTH     STOCK   INTERNATIONAL
             VALUE   VALUE   CAP   AND INCOME   INDEX   MAGNUM EQUITY
            SERIES  SERIES  SERIES   SERIES   SERIES(7)     SERIES
            ------- ------- ------ ---------- --------- --------------
Management
 Fee.......   .75%    .75%    .90%    .68%       .25%         .90%
Other Ex-
 penses....   .06%    .13%    .10%    .06%       .10%         .40%
              ---     ---    ----     ---        ---         ----
  Total Se-
   ries Op-
   erating
   Expenses.  .81%    .88%   1.00%    .74%       .35%        1.30%

--------

EXAMPLE (NOTE: The examples below are hypothetical. Although we base them on the expenses shown in the expense table above, the examples are not representations of past or future performance or expenses. Actual performance and/or expenses may be more or less than shown.(8)) For purchase payments allocated to each of the Series indicated:

  You would pay the following direct and
   indirect expenses on a $1,000 purchase
   payment assuming 1) 5% annual return on the underlying Series and 2) that a contingent deferred sales charge would apply at the end of each time period because you either surrender your Contract or elect to annuitize under a non-life contingency option:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Back Bay Advisors Money Market............  $78.78 $111.38 $145.42 $224.90
     Back Bay Advisors Bond Income.............   79.53  113.69  149.34  233.24
     Salomon Brothers Strategic Bond Opportuni-
      ties.....................................   82.65  123.17  165.35  266.84
     Salomon Brothers U.S. Government..........   81.61  120.02  160.05  255.77
     Back Bay Advisors Managed.................   80.48  116.57  154.23  243.55
     Balanced..................................   82.28  122.02  163.43  262.84
     Alger Equity Growth.......................   82.56  122.87  164.87  265.84
     Capital Growth............................   81.23  118.87  158.11  251.72
     Davis Venture Value.......................   82.65  123.17  165.35  266.84
     Harris Oakmark Mid Cap Value..............   83.31  125.17  168.72  273.82
     Loomis Sayles Small Cap...................   84.44  128.57  174.45  285.65
     Westpeak Growth and Income................   81.98  121.16  161.98  259.81
     Westpeak Stock Index......................   78.31  109.93  142.96  219.66
     Morgan Stanley International Equity.......   87.25  137.06  188.63  314.56

  You would pay the following direct and
   indirect expenses on a $1,000 purchase
   payment assuming 1) 5% annual return on the underlying Series and 2) that no contingent deferred sales charge would apply at the end of each time period because you either do not surrender your Contract or you elect to annuitize under a variable life contingency option(9):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Back Bay Advisors Money Market............  $18.46 $ 57.12 $ 98.22 $212.68
     Back Bay Advisors Bond Income.............   19.26   59.56  102.33  221.11
     Salomon Brothers Strategic Bond Opportuni-
      ties.....................................   22.58   69.57  119.11  255.11
     Salomon Brothers U.S. Government..........   21.47   66.24  113.55  243.91
     Back Bay Advisors Managed.................   20.27   62.60  107.45  231.54
     Balanced..................................   22.18   68.36  117.10  251.06
     Alger Equity Growth.......................   22.48   69.26  118.61  254.10
     Capital Growth............................   21.07   65.03  111.52  239.81
     Davis Venture Value.......................   22.58   69.57  119.11  255.11
     Harris Oakmark Mid Cap Value..............   23.28   71.68  122.64  262.17
     Loomis Sayles Small Cap...................   24.48   75.28  128.65  274.14
     Westpeak Growth and Income................   21.87   67.45  115.58  248.00
     Westpeak Stock Index......................   17.96   55.59   95.64  207.38
     Morgan Stanley International Equity.......   27.47   84.24  143.51  303.39

                      METROPOLITAN SERIES FUND, INC.

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999

 (AS A PERCENTAGE OF AVERAGE NET ASSETS)(10)

                                                                      PUTNAM
                                                                   INTERNATIONAL
                                                                       STOCK
                                                                    PORTFOLIO*
                                                                   -------------
Management Fee....................................................      .90%
Other Expenses....................................................      .22%
                                                                       ----
  Total Portfolio Operating Expenses..............................     1.12%

EXAMPLE (NOTE: The examples below are hypothetical. Although we base them on the expenses shown in the expense table above, the examples are not representations of past or future performance or expenses. Actual performance and/or expenses may be more or less than shown.(8)) For purchase payments allocated to the Portfolio indicated:

  You would pay the following direct and indi-rect expenses on a $1,000 purchase payment assuming 1) 5% annual return on the under-lying Portfolio and 2) that a contingent de-ferred sales charge would apply at the end of each time period because you either sur-render your Contract or elect to annuitize under a non-life contingency option:


                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Putnam International Stock Portfolio....... $85.57 $131.97 $180.15 $297.33

  You would pay the following direct and
   indirect expenses on a $1,000 purchase
   payment assuming 1) 5% annual return on the underlying Portfolio and 2) that no contingent deferred sales charge would apply at the end of each time period because you either do not surrender your Contract or you elect to annuitize under a variable life contingency option(9):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Putnam International Stock Portfolio....... $25.68 $ 78.87 $134.62 $285.96

--------

*Availability of this Portfolio is subject to any necessary state insurance department approvals.

                     VARIABLE INSURANCE PRODUCTS FUND

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999

 (AS A PERCENTAGE OF AVERAGE NET ASSETS PRIOR TO EXPENSE REDUCTIONS)(11)

                                                                          VIP
                                                                VIP     EQUITY-
                                                             OVERSEAS   INCOME
                                                             PORTFOLIO PORTFOLIO
                                                             --------- ---------
Management Fee..............................................    .73%      .48%
Other Expenses..............................................    .18%      .09%
                                                                ---       ---
  Total Portfolio Operating Expenses........................    .91%      .57%

EXAMPLE (NOTE: The examples below are hypothetical. Although we base them on the expenses shown in the expense table above, the examples are not representations of past or future performance or expenses. Actual performance and/or expenses may be more or less than shown.(8)) For purchase payments allocated to each of the Portfolios indicated

  You would pay the following direct and indi-rect expenses on a $1,000 purchase payment assuming 1) 5% annual return on the under-lying Portfolio and 2) that a contingent de-ferred sales charge would apply at the end of each time period because you either sur-render your Contract or elect to annuitize under a non-life contingency option:

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
     VIP Overseas Portfolio..................... $83.59 $126.02 $170.15 $276.80
     VIP Equity-Income Portfolio................  80.39  116.29  153.74  242.53

  You would pay the following direct and
   indirect expenses on a $1,000 purchase
   payment assuming 1) 5% annual return on the underlying Portfolio and 2) that no contingent deferred sales charge would apply at the end of each time period because you either do not surrender your Contract or you elect to annuitize under a variable life contingency option(9):

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
     VIP Overseas Portfolio..................... $23.58  $72.58 $124.14 $265.18
     VIP Equity-Income Portfolio................  20.17   62.30  106.94  230.51

--------
NOTES:
 (1) Premium tax charges are not shown. They range from 0% (in most states) to 3.5% of Contract Value (or if applicable purchase payments).
 (2) We calculate the applicable Contingent Deferred Sales Charge as a percentage of Contract Value. The maximum possible charge, as a percentage of Contract Value, occurs in the first Contract Year and reduces after each Contract Year to 0% by the eleventh Contract Year.
 (3) We reserve the right to impose a charge of $10 on each transfer in excess of four per year.
 (4)  We do not impose this charge after annuitization.
 (5) We do not impose these charges on the Fixed Account or after annuitization if annuity payments are made on a fixed basis.

 (6) Without the applicable expense cap or expense deferral arrangement (described below), Total Series Operating Expenses for the year ended December 31, 1999 would have been: Salomon Brothers U.S. Government Series, .72%. In 1999, the management fee for the Loomis Sayles Small Cap Series was 1.00%, and Total Series Operating Expenses were capped at 1.00%. Without the expense cap, Total Series Operating Expenses would have been 1.10%.

    Our affiliate, New England Investment Management, Inc., is the investment adviser for the series of the Zenith Fund except for the Capital Growth Series. New England Investment Management voluntarily limits the expenses (other than brokerage costs, interest, taxes or extraordinary expenses) of certain series with either an expense cap or expense deferral arrangement. Under the expense cap, New England Investment Management bears expenses of the Loomis Sayles Small Cap Series that exceed 1.00% of average daily net assets. Under the expense deferral agreement, New England Investment Management bears expenses which exceed a certain limit, in the year the series incurs them and charges those expenses to the series in a future year if actual expenses of the series are below the limit. The limit on expenses for these Series are: .90% of average daily net assets for the Harris Oakmark Mid Cap Value; .70% of average daily net assets for the Salomon Brothers U.S. Government Series; and 1.30% of average daily net assets for Morgan Stanley International Magnum Equity Series. New England Investment Management may end these expense limits at any time.

 (7) The Westpeak Stock Index Series and the Back Bay Advisors Managed Series are not Eligible Funds for Contracts purchased after May 1, 1995.

 (8) In these examples, the average Administration Contract Charge of .07% has been used. (See (4), above.)
 (9) The same would apply if you elect to annuitize under a fixed life contingency option unless your Contract has been in effect less than five years, in which case the expenses shown in the first three columns of the preceding example would apply. (See "Contingent Deferred Sales Charge.")

(10) Metropolitan Life Insurance Company ("MetLife") is the investment adviser for the Portfolios of the Metropolitan Fund. The Portfolios pay investment management fees to MetLife and also bear other expenses.

(11) Total annual expenses do not reflect certain expense reductions due to directed brokerage arrangements and custodian interest credits. If we included these reductions, total annual expenses would have been .56% for VIP Equity-Income Portfolio and .87% for VIP Overseas Portfolio.

    The investment adviser for VIP is Fidelity Management & Research Company ("FMR").


-------------------------------------------------------------------------------

  Condensed financial information containing the accumulation unit value history appears at the end of this prospectus (p.A-45)

                             How the Contract Works




   PURCHASE PAYMENT             CONTRACT VALUE           DAILY DEDUCTION FROM
                                                           VARIABLE ACCOUNT
 . You can make a            . We allocate               . We deduct a
   one-time                    payments to your            Mortality and
   investment or               choice, within              Expense risk
   establish an                limits, of                  charge of 0.95% on
   ongoing investment          Eligible Funds              an annual basis
   program.                    and/or the Fixed            from the Contract
                               Account.                    Value daily.



                             . The Contract Value        . We deduct an
                               reflects purchase           Administration
                               payments,                   Asset Charge of
                               investment                  0.40% on an annual
                               experience,                 basis from the
                               interest payments,          Contract Value
                               partial                     daily.
                               surrenders, loans
                               and Contract
                               charges.

 CHARGES FROM PAYMENT

 . Premium tax charge
   may apply.

                             . The Contract Value        . Investment
                               invested in the             advisory fees are
                               Eligible Funds is           deducted from the
                               not guaranteed.             Eligible Fund
 . Premium for                                             assets daily.
   disability benefit
   rider, if elected.

                             . Earnings are
                               accumulated free
                               of any current
                               income taxes (see
                               page A-34).




                                                          ANNUAL CONTRACT FEE



                             . You may change the        . We deduct a $30
  ADDITIONAL PAYMENTS          allocation of               Administration
                               future payments,            Contract Charge
                               within limits, at           from the Contract
 . Any time (subject           any time.                   Value on each
   to Company                                              anniversary while
   limits).                                                Contract is in-
                                                           force, other than
                                                           under an annuity
                                                           payment option. We
                                                           deduct a pro rata
                                                           portion on full
                                                           surrender and at
                                                           annuitization.

                             . Prior to
                               annuitization, you
 . Minimum $25.                may transfer
                               Contract Value
                               among accounts,
                               within limits, up
                               to twelve times
                               per Contract Year
                               without charge
                               (special limits
                               apply to transfers
                               of Contract Value
                               to and from the
                               Fixed Account).



         LOANS

 . Are available to
   participants of
   certain tax
   qualified pension
   plans (see page A-
   23).


                                                            SURRENDER CHARGE

                             . Allocations of
                               payments and
                               transfers of              . Consists of
                               Contract Value              Contingent
                               must comply with            Deferred Sales
                               the rule that               Charge (see page
                               Contract Value may          A-28).
                               be allocated among
                               no more than ten
                               accounts,
                               including the
                               Fixed Account, at
                               any time.


      SURRENDERS
 . You can surrender
   up to 10% of
   Contract Value
   each year without
   incurring
   surrender charges,
   subject to any
   applicable tax law
   restrictions.



                                                          PREMIUM TAX CHARGE
                                                         . Where applicable,
                                                           is deducted from
                                                           purchase payments
                                                           (currently in
                                                           South Dakota) or
                                                           from Contract
                                                           Value when annuity
                                                           payments commence.




 . Surrenders are
   taxable to the
   extent of gain.

                              RETIREMENT BENEFITS
                             . Lifetime income
                               options.

 . Prior to age 59
   1/2 a 10% penalty
   tax may apply.

                             . Fixed and/or
                               variable payout
                               options.

                                                          ADDITIONAL BENEFITS

                                                         . You pay no taxes
                                                           on your investment
                                                           as long as it
                                                           remains in the
                                                           Contract.

                             . Premium tax charge
                               may apply.


    DEATH PROCEEDS
                                                         . You can surrender
 . Guaranteed not to                                       your Contract at
   be less than your                                       any time for its
   total contribution                                      Contract Value,
   to your Contract                                        less any
   net of any prior                                        applicable
   surrenders and                                          Contingent
   outstanding loans.                                      Deferred Sales
                                                           Charge (subject to
 . Death proceeds                                          any applicable tax
   pass to the                                             law restrictions).
   beneficiary                                           . If the Contract
   without probate.                                        contains the
                                                           disability benefit
                                                           rider and the
                                                           Annuitant becomes
                                                           totally disabled,
                                                           we provide monthly
                                                           benefits.

                                  THE COMPANY

  The Company is a life insurance company and wholly-owned subsidiary of MetLife, Inc., a publicly traded company, whose principal office is at One Madison Avenue, New York, N.Y. 10010. The Company was organized in 1868 under the laws of the State of New York and has engaged in the life insurance business under its present name since 1868. It operates as a life insurance company in all 50 states, the District of Columbia, Puerto Rico and all provinces of Canada. The Company has approximately $420 billion of assets under management as of December 31, 1999 on a pro forma basis, including the acquisition of GenAmerica Corp.

  New England Life Insurance Company ("NELICO"), a subsidiary of the Company, provides administrative services for the Contracts and the Variable Account pursuant to an administrative services agreement with the Company. These administrative services include maintenance of Contract Owner records and accounting, valuation, regulatory and reporting services. NELICO, located at 501 Boylston Street, Boston, Massachusetts 02116, is the Company's Designated Office for receipt of Purchase Payments, loan repayments, requests and elections, and communications regarding death of the Annuitant, as further described below.

                             THE VARIABLE ACCOUNT

  The Variable Account was established as a separate investment account on July 15, 1987, and is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account meets the definition of a "separate account" under Federal securities laws.

  Applicable state insurance law provides that the assets in the Variable Account equal to the reserves and other contract liabilities of the Variable Account shall not be chargeable with liabilities arising out of any other business the Company may conduct. The Company believes this means that the assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors and may only be used to support the Contract Values under the Contracts. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

  Purchase payments are allocated within the Variable Account to one or more of the sub-accounts as you elect. The value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund(s) that you select. The Company does not guarantee the investment performance of the Variable Account. Thus, you bear the full investment risk for all amounts contributed to the Variable Account.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

  Purchase payments applied to the Variable Account will be invested in one or more of the Eligible Funds listed below, at net asset value without deduction of any sales charge, in accordance with the selection you make in your application. You may change your selection of Eligible Funds for future purchase payments at any time without charge. (See "Requests and Elections.") You also may transfer previously invested amounts among the Eligible Funds, subject to certain conditions. (See "Transfer Privilege.") Your Contract Value may be distributed among no more than 10 accounts (including the Fixed Account) at any time. The Company reserves the right to add or remove Eligible Funds from time to time as investments for the Variable Account. See "Substitution of Investments."

  The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same subadviser. The investment results of the Eligible Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

NEW ENGLAND ZENITH FUND: Currently, there are twelve Series of the New England Zenith Fund that are Eligible Funds under the Contracts offered by this prospectus. Two additional Series, the Back Bay Advisors Managed Series and the Westpeak Stock Index Series, described below, are Eligible Funds only for Contracts issued before May 1, 1995.

BACK BAY ADVISORS MONEY MARKET SERIES

  The Back Bay Advisors Money Market Series investment objective is the highest possible level of current income consistent with preservation of capital. An investment in the Money Market Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Series seeks to maintain a net asset value of $100 per share, it is possible to lose money by investing in the Money Market Series.

BACK BAY ADVISORS BOND INCOME SERIES

  The Back Bay Advisors Bond Income Series investment objective is a high level of current income consistent with protection of capital.

SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES

  The Salomon Brothers Strategic Bond Opportunities Series investment objective is a high level of total return consistent with preservation of capital.

SALOMON BROTHERS U.S. GOVERNMENT SERIES

  The Salomon Brothers U.S. Government Series investment objective is a high level of current income consistent with preservation of capital and maintenance of liquidity.

BACK BAY ADVISORS MANAGED SERIES

  The Back Bay Advisors Managed Series investment objective is a favorable total return through investment in a diversified portfolio.

BALANCED SERIES (FORMERLY LOOMIS SAYLES BALANCED SERIES)

  The Balanced Series investment objective is long-term total return from a combination of capital appreciation and current income.

ALGER EQUITY GROWTH SERIES

  The Alger Equity Growth Series investment objective is long-term capital appreciation.

CAPITAL GROWTH SERIES

  The Capital Growth Series investment objective is the long-term growth of capital through investment primarily in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

DAVIS VENTURE VALUE SERIES

  The Davis Venture Value Series investment objective is growth of capital.

HARRIS OAKMARK MID CAP VALUE SERIES (FORMERLY GOLDMAN SACHS MIDCAP VALUE
SERIES)

  The Harris Oakmark Mid Cap Value Series investment objective is long-term capital appreciation.

LOOMIS SAYLES SMALL CAP SERIES

  The Loomis Sayles Small Cap Series investment objective is long-term capital growth from investments in common stocks or their equivalents.

WESTPEAK GROWTH AND INCOME SERIES

  The Westpeak Growth and Income Series investment objective is long-term total return through investment in equity securities.

WESTPEAK STOCK INDEX SERIES

  The Westpeak Stock Index Series investment objective is investment results that correspond to the composite price and yield performance of the S&P 500 Index.

MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES

  The Morgan Stanley International Magnum Equity Series investment objective is long-term capital appreciation through investment primarily in international equity securities. In addition to the risks associated with equity securities generally, foreign securities present additional risks.

  WE INTEND TO SUBSTITUTE SHARES OF THE METROPOLITAN PUTNAM INTERNATIONAL STOCK PORTFOLIO FOR SHARES OF THIS ELIGIBLE FUND ONCE WE RECEIVE NECESSARY REGULATORY APPROVALS (CURRENTLY ANTICIPATED DURING THE FOURTH QUARTER OF
2000).

METROPOLITAN SERIES FUND, INC.: Currently, there is one Portfolio of the Metropolitan Fund that is an Eligible Fund under the Contracts.

PUTNAM INTERNATIONAL STOCK PORTFOLIO*

  The Putnam International Stock Portfolio's investment objective is long-term growth of capital.

VARIABLE INSURANCE PRODUCTS FUND: Currently, there are two Portfolios of VIP that are Eligible Funds under the Contracts.

VIP OVERSEAS PORTFOLIO

  The VIP Overseas Portfolio seeks long-term growth of capital. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

VIP EQUITY-INCOME PORTFOLIO

  The VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.

--------

*Availability of this Portfolio is subject to any necessary state insurance department approvals.

INVESTMENT ADVICE

  The Capital Growth Series receives investment advice from Capital Growth Management Limited Partnership ("CGM"), an affiliate of NELICO. NEIM, which is an indirect, wholly-owned subsidiary of NELICO, is the investment adviser for the remaining series of the Zenith Fund. The chart below shows the sub-adviser for each series of the Zenith Fund. NEIM, CGM and each sub-adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

Series                                                  Sub-Adviser
------                                                  -----------
Back Bay Advisors Money Market Series  Back Bay Advisors, L.P.*
Back Bay Advisors Bond Income Series   Back Bay Advisors, L.P.*
Salomon Brothers Strategic Bond        Salomon Brothers Asset Management Inc***
 Opportunities Series                  Salomon Brothers Asset Management Inc
Salomon Brothers U.S. Government       Back Bay Advisors, L.P.*
 Series                                Wellington Management Company, LLP.
Back Bay Advisors Managed Series       Fred Alger Management, Inc.
Balanced Series                        Davis Selected Advisers, L.P.**
Alger Equity Growth Series             Harris Associates L.P.*
Davis Venture Value Series             Loomis, Sayles & Company, L.P.*
Harris Oakmark Mid Cap Value Series    Westpeak Investment Advisors, L.P.*
Loomis Sayles Small Cap Series         Westpeak Investment Advisors, L.P.*
Westpeak Growth and Income Series      Morgan Stanley Dean Witter Investment
Westpeak Stock Index Series             Management Inc.
Morgan Stanley International Equity
 Series

--------
*   An affiliate of NELICO
** Davis Selected may also delegate any of its responsibilities to Davis Selected Advisers-NY, Inc., a wholly-owned subsidiary of Davis Selected.

*** In connection with Salomon Brothers Asset Management's service as sub-adviser to the Strategic Bond Opportunities Series, Salomon Brothers' London-based affiliate, Salomon Brothers Asset Management Limited, provides certain sub-advisory services to Salomon Brothers Asset Management Inc.

  In the case of the Back Bay Advisors Money Market Series, Back Bay Advisors Bond Income Series, Back Bay Advisors Managed Series, Westpeak Stock Index Series, Westpeak Growth and Income Series, Harris Oakmark Mid Cap Value Series, and Loomis Sayles Small Cap Series, New England Investment Management became the adviser on May 1, 1995. The Harris Oakmark Mid Cap Value Series' subadviser was Loomis, Sayles until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser. Harris Associates became the sub-adviser on May 1, 2000. The Balanced Series' sub-adviser was Loomis, Sayles until May 1, 2000, when Wellington Management Company became the subadviser.

  More complete information on each Series of the Zenith Fund is contained in the attached New England Zenith Fund prospectus, which you should read carefully before investing, as well as in the New England Zenith Fund's Statement of Additional Information, which may be obtained free of charge by writing to New England Securities, 399 Boylston St., Boston, Massachusetts, 02116 or telephoning 1-800-356-5015.

  MetLife is the investment adviser for the Metropolitan Series Fund Portfolio. Putnam Investment Management, Inc. is the sub-investment manager of the Putnam International Stock Portfolio. For more information regarding the investment adviser and sub-investment manager of the Metropolitan Series Fund Portfolio, see the Metropolitan Series Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.

  The VIP Overseas Portfolio and the VIP Equity-Income Portfolio receive investment advice from Fidelity Management & Research Company. More complete information on the VIP Equity-Income and VIP Overseas Portfolios of the Variable Insurance Products Fund is contained in the attached prospectus of that Fund, which you should read carefully before investing, as well as in the Variable Insurance Products Fund's Statement of Additional Information, which may be obtained free of charge by writing to Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts, 02109 or telephoning 1-800-356-5015.

  You can also get information about the Zenith Fund, Metropolitan Fund or the VIP Fund (including a copy of the SAI) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

  An investment adviser or affiliates thereof may compensate NELICO and/or certain affiliates for administrative, distribution, or other services relating to Eligible Funds. This compensation is based on assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. Some advisers and/or affiliates may pay us more than others. New England Securities may also receive brokerage commissions on securities transactions initiated by an investment adviser.

SUBSTITUTION OF INVESTMENTS

  If investment in the Eligible Funds or a particular Series or Portfolio is no longer possible or in the judgment of the Company becomes inappropriate for the purposes of the Contract or for any other reason in our sole discretion, the Company may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, at any time in our sole discretion.

                               GUARANTEED OPTION

  Net purchase payments may also be allocated to the Fixed Account option in states that have approved the Fixed Account option. The Fixed Account is a part of the Company's general account and provides guarantees of principal and interest. (See "The Fixed Account" for more information.)

                                 THE CONTRACTS

  The Contracts provide that purchase payments will be invested by the Company in the Eligible Fund(s) you select and that, after annuitization, the Company will make variable annuity payments on a monthly basis, unless you elect otherwise. You assume the risk of investment gain or loss in that the value of your Contract before annuitization and, in the case of a variable payment option, the annuity payments after annuitization will vary with the investment performance of those Eligible Funds in which your Contract is invested.

PURCHASE PAYMENTS

  Under current rules, the minimum initial purchase payment for flexible payment Contracts issued in connection with tax-benefited retirement plans other than individual retirement accounts under Section 408(a) of the Code or individual retirement annuities under Section 408(b) of the Code (both referred to as "IRAs") or Roth IRAs under Section 408A of the Code ("Roth IRAs") is $50. For flexible payment Contracts issued in connection with IRAs and Roth IRAs (Roth IRAs will only be available if you have an existing IRA Contract), the Company currently requires a minimum initial purchase payment of $2,000, although the Company requires a minimum initial payment of $100 if monthly payments are to be withdrawn from your bank checking account or Nvest Cash Management Trust account, a service known as the Master Service Account arrangement ("MSA"). For all other flexible payment Contracts, the minimum initial purchase payment is $5,000, although the Company requires a minimum initial payment of $100 if monthly payments are to be made through MSA. The Company may consent to lower initial purchase payments in certain situations. Additional purchase payments must be at least $25, although the Company currently requires minimum additional purchase payments to be at least $50 if they are made through a group billing arrangement (also known as a "list-bill" arrangement) and $100 per month if they are made through MSA. The Company reserves the right to limit the amount of purchase payments under a Contract in any Contract Year to three times the anticipated annual contribution that you specify in your Contract application. The Company currently limits anticipated annual contributions to $100,000, so that the maximum amount you may contribute in any Contract Year is $300,000, or three times your specified anticipated annual contribution, if less. Except with the consent of the Company, the minimum purchase payment for a single payment Contract is $2,000 for Contracts issued in connection with IRAs and $5,000 for all other Contracts, and the maximum purchase payment for a single payment contract is $1,000,000. Payments in addition to the required minimum purchase payment may also be made on a single payment Contract, subject to the minimums set forth above. The Company reserves the right to limit purchase payments made in any Contract Year or in total under a single payment Contract.

  The Company will determine whether to approve applications for new Contracts, and will apply initial purchase payments under new Contracts not later than 2 business days after a completed application (including the initial purchase payment) is received at the Company's Designated Office. If an application is not complete upon receipt, the Company will apply the initial purchase payment not later than 2 business days after it is completed. If an incomplete application is not completed within 5 days after the Company receives it, however, the Company will inform the applicant of the reasons for the delay and will refund any purchase payment unless the applicant consents to allow the Company to retain the purchase payment until the application is made complete. The Company reserves the right to reject any application.

ALLOCATION OF PURCHASE PAYMENTS

  Net purchase payments are converted into Accumulation Units of the sub-accounts you select, subject to the limitation that Contract Value may be allocated among no more than 10 accounts, including the Fixed Account, at any time. The number of Accumulation Units of each sub-account to be credited to the Contract is determined by dividing the net purchase payment by the Accumulation Unit Value for the selected sub-accounts next determined following receipt of the purchase payment at the Company's Designated Office (or, in the case of the initial purchase payment, next determined following approval of the Contract application). In the case of an initial purchase payment to be made by exchanging a variable annuity contract issued by New England Variable Annuity Fund I (a "Fund I contract") or New England Retirement Investment Account (a "Preference contract"), the payment will be applied using the Accumulation Unit Value next determined following approval of the Contract application and receipt of the proceeds of the Fund I or Preference contract.

CONTRACT VALUE AND ACCUMULATION UNIT VALUE

  The value of a Contract is determined by multiplying the number of Accumulation Units credited to the Contract by the appropriate Accumulation Unit Values. As described below, the Accumulation Unit Value of each sub-account depends on the net investment experience of its corresponding Eligible Fund and reflects fees and expenses borne by the Eligible Fund as well as charges assessed against sub-account assets. The Accumulation Unit Value of each sub-account was set at $1.00 on or about the date on which shares of the corresponding Eligible Fund first became available to investors. The Accumulation Unit Value is determined as of the close of regular trading on the New York Stock Exchange on each day during which the Exchange is open for trading by multiplying the last-determined Accumulation Unit Value by the net investment factor determined as of the close of regular trading on the Exchange on that day. To determine the net investment factor for any sub-account, the Company takes into account the change in net asset value per share of the Eligible Fund held in the sub-account as of the close of regular trading on the Exchange on that day from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the previous determination of net asset value per share, and daily deductions for the Mortality and Expense Risk Charge and Administration Asset Charge, equal, on an annual basis, to 1.35% of the average daily net asset value of the sub-account. The formula for determining the net investment factor is described under the caption "Net Investment Factor" in the Statement of Additional Information.

  The net investment factor may be greater or less than one, depending in part upon the investment performance of the Eligible Fund which is the underlying investment of the sub-account, and you bear this investment risk. The net investment results are also affected by the deductions from sub-account assets for the Mortality and Expense Risk Charge and Administration Asset Charge.

  Under a Contract with the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. Under a Contract that permits Contract loans, the Contract Value also includes the amount of Contract Value transferred to the Company's general account (but outside of the Fixed Account) as a result of a loan and any interest credited on that amount. Interest earned on the amount held in the general account as a result of a loan will be credited to the Contract's sub-accounts annually in accordance with the allocation instructions in effect for purchase payments under your Contract on the date of the crediting. (See "Loan Provision for Certain Tax Benefited Retirement Plans.")

PAYMENT ON DEATH PRIOR TO ANNUITIZATION

  If the Annuitant dies after annuitization, the amount payable, if any, will be as specified in the annuity payment option selected. Prior to annuitization, the Contract's Death Proceeds are payable to the Beneficiary if the Company receives due proof of death of: (1) the Contract Owner; or (2) the Annuitant, in the case of a Contract that is not owned in an individual capacity.

  The Contract's Death Proceeds at any time are the greater of: (1) the sum of all purchase payments adjusted for any partial surrenders; or (2) the current Contract Value. For this purpose, the current Contract Value is the value next determined after the later of the date when the Company receives at the Designated Office: (1) due proof of death; or (2) an election of continuation of the Contract (if available) or of payment either in one sum or under an annuity payment option.

  Death Proceeds will be reduced by the amount of any outstanding loan plus accrued interest. (See "Loan Provision for Certain Tax Benefited Retirement Plans.")

  Options for Death Proceeds. The Death Proceeds, reduced by the amount of any
  --------------------------
outstanding loan plus accrued interest, will be paid in a lump sum or will be applied to provide one or more of the fixed or variable methods of payment available. (See "Annuity Options.") The Contract Owner may elect the form of payment during his or her lifetime (or during the Annuitant's lifetime, if the Contract is not owned in an individual capacity). Such an election, particularly in the case of Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of Federal tax law. If the Contract Owner has not made such an election, payment will be in a single sum, unless the Beneficiary elects an annuity payment option within 90 days after receipt by the Company of due proof of the Annuitant's death or elects to apply the amount payable under the Contract to purchase a new Contract. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

  The Company also intends to make Beneficiary Continuation and Spousal Continuation provisions available under the Contracts, subject to any necessary state approvals. Under these provisions, an eligible Beneficiary would also have the option of continuing the Contract, as further described below. IF EITHER BENEFICIARY OR SPOUSAL CONTINUATION APPLIES TO A CONTRACT, AND AN ELIGIBLE BENEFICIARY DOES NOT MAKE AN ELECTION OF CONTINUATION OF THE CONTRACT OR OF PAYMENT EITHER IN ONE SUM OR UNDER AN ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER THE COMPANY RECEIVES DUE PROOF OF DEATH, THE CONTRACT WILL BE CONTINUED UNDER THE APPLICABLE CONTINUATION PROVISION.

  For non-tax qualified plans, the Code requires that if any Contract Owner (or, if applicable, the Annuitant) dies prior to annuitization, the Death Proceeds must be either: (1) distributed within five years after the date of death; or (2) applied to a payment option payable over the life (or over a period not exceeding the life expectancy) of the Beneficiary, provided further that payments under the payment option must begin within one year of the date of death. Special options apply under a non-tax qualified plan for spouses. See "Special Options for Spouses." There are comparable rules for distributions on the death of the Annuitant under tax qualified plans; however, if the Beneficiary under a tax qualified Contract is the Annuitant's spouse, the Code generally allows distributions to begin by the year in which the Annuitant would have reached age 70 1/2 (which may be more or less than five years after the Annuitant's death). See "Taxation of the Contracts-- Special Rules for Annuities Purchased for Annuitants Under Retirement Plans Qualifying for Tax Benefited Treatment--Distributions from the Contract."

  If a Contract Owner (or, if applicable, the Annuitant) dies on or after annuitization, the remaining interest in the Contract must be distributed at least as quickly as under the method of distribution in effect on the date of death.

  --BENEFICIARY CONTINUATION

  In keeping with the Code's general requirement that Death Proceeds must be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to hold his or her share of the Death Proceeds (as determined after the Death Proceeds have been reduced by the amount of any outstanding loan plus accrued interest) in the Contract and to continue the Contract for a period ending five years after the date of death, provided that the Beneficiary's share of the Death Proceeds meets the Company's published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts). THE CONTRACT CANNOT BE CONTINUED FOR ANY BENEFICIARY WHOSE SHARE OF THE DEATH PROCEEDS DOES NOT MEET THE MINIMUM.

  The Beneficiary has 90 days after the date the Company receives due proof of death to make an election with respect to his or her share of the Death Proceeds. The Beneficiary may elect either: (1) payment in a single sum; (2) application to a permitted annuity payment option with payments to begin within one year of the date of death; or (3) Beneficiary Continuation, provided that the Beneficiary's share of the Death Proceeds meets the Company's published minimum. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER THE COMPANY RECEIVES DUE PROOF OF DEATH, THE CONTRACT WILL BE CONTINUED UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET THE COMPANY'S PUBLISHED MINIMUM, HOWEVER, THE DEATH PROCEEDS WILL BE PAID IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS AN ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER THE COMPANY RECEIVES DUE PROOF OF DEATH.

  If the Contract is continued under the Beneficiary Continuation provision, the Death Proceeds (reduced by the amount of any outstanding loan plus accrued interest) become the Contract Value on the date the continuation is effected, and will be allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially surrender his or her Contract Value, and no contingent deferred sales charge will apply. The Beneficiary cannot, however, make additional purchase payments, take loans or exercise the dollar cost averaging feature. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), the Company will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit will be the Beneficiary's Contract Value on the date when the Company receives due proof of the Beneficiary's death.

  --SPECIAL OPTIONS FOR SPOUSES

  Under the Spousal Continuation provision, the Contract may be continued after the death of a Contract Owner (or the Annuitant, in the case of a Contract that is not owned in an individual capacity) if the Contract identifies the deceased spouse as the Contract Owner (or, if applicable, the Annuitant) and the surviving spouse as the primary Beneficiary. In that case, the surviving spouse can elect one of the following three options within 90 days after the Company receives due proof of death of the Contract Owner (or, if applicable, the Annuitant). The surviving spouse may elect: (1) to receive the Death Proceeds (reduced by the amount of any outstanding loan plus accrued interest) either in one sum or under a permitted payment option; (2) to continue the Contract under the Beneficiary Continuation provision; or (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant). IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER THE COMPANY RECEIVES DUE PROOF OF DEATH, THE CONTRACT WILL AUTOMATICALLY BE CONTINUED UNDER THE SPOUSAL CONTINUATION PROVISION, WITH THE RESULT THAT THE SURVIVING SPOUSE WILL FOREGO THE RIGHT TO RECEIVE THE DEATH PROCEEDS AT THAT TIME.

  Under the Spousal Continuation provision, all terms and conditions of the Contract that applied prior to the death will continue to apply, regardless of whether or not the Contract is qualified for tax benefited treatment under the Code, except that:

    a. The surviving spouse will not be permitted to make additional purchase payments or take loans under Contracts issued in connection with a retirement plan qualifying for tax benefited treatment under Section 401 or 403 of the Internal Revenue Code; and

    b. The Maturity Date will be reset to a later date, if necessary, based on the age of the surviving spouse. The Maturity Date cannot be reset to an earlier date. In the event the Maturity Date is reset, the new Maturity Date will be the date when the surviving spouse reaches the maximum maturity age under applicable state law. In most states, the maximum maturity age is 95, but the maximum maturity age is 85 in New York and Pennsylvania.

  The Spousal Continuation provision will not be available if, at the time of the Contract Owner's death, the surviving spouse is older than the maximum maturity age under applicable state law. In addition, the Spousal Continuation provision will not be available if, at the original Maturity Date, the surviving spouse would be older than the maximum maturity age under applicable state law.

  A surviving spouse who elects Beneficiary Continuation, as opposed to Spousal Continuation, under a Contract that is qualified for tax-benefited treatment under the Code must begin to receive distributions from the Contract by the earlier of: (1) five years after December 31st of the year of the Contract Owner's (or, if applicable, the Annuitant's) death; and (2) the year in which the Contract Owner (or, if applicable, the Annuitant) would have reached age 70 1/2.

  If a Contract is subject to a loan at the time the Contract Owner (or, if applicable, the Annuitant) dies, and the Contract is continued under the Spousal Continuation provision, the amount of the outstanding loan plus accrued interest will be treated as a taxable distribution from the Contract to the deceased Contract Owner, and the Contract Value will be reduced accordingly.

TRANSFER PRIVILEGE

  It is the position of the Company that you may transfer your Contract Value among accounts without incurring adverse federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between sub-accounts and/or the Fixed Account in an attempt to limit the Contract Owner's incidents of ownership in the assets used to support the Contract. See "Taxation of the Contracts--Special Rules for Annuities Used By Individuals or with Plans and Trusts not Qualifying Under the Code for Tax Benefited Treatment." The Company currently allows 12 free transfers per Contract Year prior to annuitization. Additional transfers are subject to a $10 charge per transfer. The Company reserves the right to impose a charge of $10 on each transfer in excess of four per year and to limit the number of transfers. Currently, after variable annuity payments have commenced, you may make one transfer per year without the consent of the Company, and the Fixed Account is not available under variable payment options. Currently, the Company intends to allow one additional transfer, for policy credits the Company has applied to the Back Bay Advisors Money Market Series pursuant to the demutualization plan. All transfers are subject to the requirement that the amount of Contract Value transferred be at least $25 (or, if less, the amount of Contract Value held in the sub-account from which the transfer is made) and that, after the transfer is effected, Contract Value be allocated among not more than ten accounts, including the Fixed Account. Transfers will be accomplished at the relative net asset values per share of the particular Eligible Funds next determined after the request is received by the Company's Designated Office. See "Requests and Elections" for information regarding transfers made by written request and by telephone.

  The Metropolitan Fund may restrict or refuse purchases or redemptions of shares in their Portfolio as a result of certain market timing activities. You should read the prospectus of this Eligible Fund for more details.

  For special rules regarding transfers involving the Fixed Account, see "The Fixed Account." Transfers out of the Fixed Account are limited as to timing,
                ------------------------------------------------------------
frequency and amount.
--------------------

DOLLAR COST AVERAGING

  The Company offers an automated transfer privilege referred to here as dollar cost averaging. Under this feature you may request that a certain amount of your Contract Value be transferred on the same day each month, prior to annuitization, from any one account of your choice (excluding the Fixed Account) to one or more of the other accounts (excluding the Fixed Account) subject to the limitation that Contract Value may not be allocated to more than 10 accounts, including the Fixed Account, at any time. Currently, a minimum of $100 must be transferred to each account that you select under this feature. Transfers made under the dollar cost averaging program will not be counted against the twelve transfers per year which may be made free of charge. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. (See Appendix A for more information about Dollar Cost Averaging.) Requests related to your use of the dollar cost averaging program should be sent to the Designated Office.

SURRENDERS

  Prior to annuitization, you may surrender the Contract for all or part of the Contract Value (reduced by the amount of any outstanding loan plus accrued interest.) (See "Loan Provision for Certain Tax Benefited Retirement Plans.") This right is subject to any restrictions on surrender under applicable laws relating to employee benefit plans or under the terms of the plans themselves. The election to surrender must be in a form conforming to the Company's administrative procedures and must be received at the Company's Designated Office prior to the earlier of the Maturity Date or the Annuitant's death. You may receive the proceeds in cash or apply them to an annuity payment option. If you wish to apply the proceeds to a payment option, you must so indicate in your surrender request; otherwise you will receive the proceeds in a lump sum and may be taxed on them as a full distribution. Payment of surrender proceeds normally will be made within 7 days, subject to the Company's right to suspend payments under certain circumstances. (See "Suspension of Payments.") The Federal tax laws impose penalties upon, and in some cases prohibit, certain premature distributions from the Contracts before or after the date on which annuity payments are to begin. (See "Federal Income Tax Status.") No surrender is permitted in connection with a Contract issued pursuant to the Optional Retirement Program of the University of Texas System prior to the plan participant's death, retirement, or termination of employment in all Texas public institutions of higher education.

  On receipt of an election to surrender, the Company will cancel the number of Accumulation Units necessary to equal the dollar amount of the surrender request. On a full surrender, any applicable Administration Contract Charge will be deducted from this amount. Any applicable Contingent Deferred Sales Charge also will be deducted from this amount on a full or partial surrender. Also, any applicable Contingent Deferred Sales Charge will be imposed upon the application of proceeds to an annuity payment option unless you elect (a) a variable life income option (payment options 2, 3 or 6 as described under "Annuity Options") or (b) for Contracts that have been in force at least five years, a fixed life income payment option (comparable to payment options 2, 3 or 6 as described under "Annuity Options" but on a fixed basis). (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" and "Annuity Options."') A partial surrender will reduce the Contract Value in the sub-accounts in proportion to the amount of Contract Value in each sub-account, unless you request otherwise. Surrenders and related charges will be based on Accumulation Unit Values next determined after the election is received at the Company's Designated Office or, if surrender proceeds are to be applied to an annuity payment option, at such later date as may be specified in the request for surrender. After a partial surrender, the remaining Contract Value must be at least $500 (unless the Company consents to a lesser amount) or, if the Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $500, whichever is greater (unless the Company consents to a lesser amount). If the requested partial surrender would not satisfy this requirement, at the Contract Owner's option either the amount of the partial surrender will be reduced or the transaction will be treated as a full surrender and any applicable Contingent Deferred Sales Charge will be deducted from the proceeds.

  Any surrender may result in adverse tax consequences. The Company currently waives the Contingent Deferred Sales Charge on distributions that are intended to satisfy required minimum distributions, calculated as if this Contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. You are advised to consult a qualified tax advisor as to the consequences of a distribution. (See "Federal Income Tax Status--Taxation of the Contracts.")

SYSTEMATIC WITHDRAWALS

  The Systematic Withdrawal feature available under the Contracts allows the Contract Owner to have a portion of the Contract Value withdrawn automatically at regularly scheduled intervals prior to annuitization. The application for the Systematic Withdrawal feature specifies the applicable terms and conditions of the program. Systematic Withdrawals are processed on the same day each month, depending on your election. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, the withdrawal will be processed on the next business day. The Contingent Deferred Sales Charge will apply to amounts received under the Systematic Withdrawal program in the same manner as it applies to other partial surrenders and surrenders of Contract Value. (See "Contingent Deferred Sales Charge.") Of course, continuing to make purchase payments under the Contract while you are making Systematic Withdrawals means that you could incur any applicable Contingent Deferred Sales Charge on the withdrawals at the same time that you are making the new purchase payments. The Federal tax laws may include systematic withdrawals in the Contract Owner's gross income in the year in which the withdrawal amount is received and will impose a penalty of 10% on certain systematic withdrawals which are premature distributions.

LOAN PROVISION FOR CERTAIN TAX BENEFITED RETIREMENT PLANS

  Contract loans are available to participants under TSA Plans that are not subject to ERISA, to trustees of Qualified Plans and to fiduciaries of TSA Plans subject to ERISA in those states where the insurance department has approved the currently applicable Contract loan provision. (The Contracts are only available on a limited basis to plans qualified under Section 401(k) of the Code and are no longer being offered to TSA Plans subject to ERISA. See "Retirement Plans Offering Federal Tax Benefits.")

  The Department of Labor has issued regulations (the "ERISA regulations") governing plan participant loans under retirement plans subject to ERISA. Generally, the ERISA regulations will apply to retirement plans that qualify under Sections 401(a) and 401(k) of the Code and employer-sponsored TSA Plans (generally those to which employers make contributions not attributable to salary reduction agreements). YOU AND YOUR EMPLOYER ARE RESPONSIBLE FOR DETERMINING WHETHER YOUR PLAN IS SUBJECT TO AND COMPLIES WITH THE ERISA REGULATIONS ON PARTICIPANT PLAN LOANS.

  It is the responsibility of the trustee of a Qualified Plan or fiduciary of a TSA Plan subject to ERISA to ensure that the proceeds of a Contract loan are made available to a participant under a separate plan loan agreement, the terms of which comply with all the plan qualification requirements including the requirements of the ERISA regulations on plan loans. Therefore, the plan loan agreement may differ from the Contract loan provisions and, if you are a participant in a Qualified Plan or a TSA Plan subject to ERISA, you should consult with the fiduciary administering the plan loan program to determine your rights and obligations with respect to plan loans.

  The ERISA regulations contain requirements for plan loans relating to their maximum amount, availability, and other matters. Among the rules are the requirements that the loan bear a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. These regulations may change from time to time. Failure to comply with these requirements may result in penalties under the Code and under ERISA.

  One of the current requirements of the ERISA regulations is that the plan must charge a "commercially reasonable" rate of interest for plan loans. The Contract loan interest rate may not be considered "commercially reasonable" within the meaning of the ERISA regulations, and it is the responsibility of the plan fiduciary to charge the participant any additional interest under the plan loan agreement which may be necessary to make the overall rate charged comply with the regulation. The ERISA regulations also currently require that a loan be adequately secured, but provide that not more than 50% of the participant's vested account balance under the plan may be used as security for the loan. A Contract loan is secured by the portion of the Contract Value which is held in the Company's general account as a result of the loan. The plan fiduciary must ensure that the Contract Value held as security under the Contract, plus any additional portion of the participant's vested account balance which is used as security under the plan loan agreement, does not exceed 50% of the participant's total vested account balance under the plan.

  The amount of any loan may not exceed the maximum loan amount as determined under the Company's maximum loan formula. The effect of a loan on your Contract is that a portion of the Contract Value equal to the amount of the loan will be transferred to the Company's general account and will earn interest (which is credited to the Contract) at the effective rate of 4 1/2% per year. This earned interest will be credited to the Contract's sub-accounts (and, if available under your Contract, to the Fixed Account) annually in accordance with the allocation instructions in effect for purchase payments under your Contract on the date of the crediting. Interest charged on the loan will be 6 1/2% per year. Depending on the Company's interpretation of applicable law and on the Company's administrative procedures, the interest rates charged and earned on loaned amounts may be changed (for example, to provide for a variable interest rate) with respect to new loans made. The minimum loan amount is currently $500. Because the amount moved to the general account as a result of the loan does not participate in the Variable Account's investment experience, a Contract loan can have a permanent effect on the Contract Value and Death Proceeds.

  The Company will not permit more than one loan at a time on any Contract except where state regulators require otherwise. In addition, the maximum amount for a qualified loan is limited such that the amount of the loan, when added to the outstanding loan balance of all other loans, whenever made, from all other plans of the same employer, does not exceed $50,000 reduced by the excess of the highest outstanding balance of loans under such plans during the one-year period, ending on the day before the date on which the loan is made; over the outstanding balance of loans under such plans on the date the loan is made; or if less the greater of: (1) $10,000; or (2) 50% of the current value of your nonforfeitable, accrued benefits under the plan. Loans must be repaid within 5 years except for certain loans used for the purchase of a principal residence, which must be repaid within 20 years. Repayment of the principal amount and interest on the loan will be required in equal monthly installments by means of repayment procedures established by the Company. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code. Under current practice, if a Contract loan installment repayment is not made, the Company (unless restricted by law) may make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan or, if there is a default on the Contract loan, in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and $30 Administration Contract Charge in each case). (A default on the loan is defined in the loan application and includes, among other things, nonpayment of three consecutive or a total of five installment repayments, or surrender of the Contract.) For TSA Plans that are not subject to ERISA, the current actual distribution will be limited to pre-1989 money unless you are age 59 1/2 or otherwise comply with the legal requirements for permitted distributions under the TSA Contract. If these limitations do not apply (i.e. you are under the age of 59 1/2 or no pre-1989 money is in your Contract) the Company will report the amount of the unpaid installment repayment or default as a deemed distribution for tax purposes, but will postpone an actual distribution from the Contract until the earliest distribution date permitted under the law. An installment repayment of less than the amount billed will not be accepted. A full or partial surrender of the Contract to repay all or part of the loan may result in serious adverse tax consequences for the plan participant (including penalty taxes) and may adversely affect the qualification of the plan or Contract. The trustee of a Qualified Plan or a TSA Plan subject to ERISA will be responsible for reporting to the IRS and advising the participant of any tax consequences resulting from the reduction in the Contract Value caused by the surrender and for determining whether the surrender adversely affects the qualification of the plan. In the case of a TSA Plan not subject to ERISA, the Company will report the default to the IRS as a taxable distribution under the Contract.

  The Internal Revenue Service issued proposed regulations in December of 1997, which, if finalized in their present form, would require that if the repayment terms of a loan are not satisfied after the loan has been made due to a failure to make a loan repayment as scheduled, including any applicable grace period, the balance of the loan would be deemed to be distributed. If the loan is treated as a distribution under Code Section 72(p), the proposed regulations state that the amount so distributed is to be treated as a taxable distribution subject to the normal rules of Code Section 72, if the participant's interest in the plan includes after-tax contributions (or other tax basis). A deemed distribution would also be a distribution for purposes of the 10 percent tax in Code Section 72(t). However, a deemed distribution under
Section 72(p) would not be treated as an actual distribution for purposes of Code Section 401, the rollover and income averaging provisions of Section 402 and the distribution restrictions of Section 403(b).

  Partial surrenders will be restricted by the existence of a loan and, after any partial surrender, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $500, whichever is greater (unless the Company consents to a lesser amount). If a partial surrender by the Company to enforce the loan repayment schedule would reduce the unloaned Contract Value below this amount, the Company reserves the right to surrender the entire Contract and apply the Contract Value to the Contingent Deferred Sales Charge, the $30 Administration Contract Charge and the amount owed to the Company under the loan. If at any time an excess Contract loan exists (that is, the Contract loan balance exceeds the Contract Value), the Company has the right to terminate the Contract.

  Unless you request otherwise, Contract loans will reduce the amount of the Contract Value in the accounts in proportion to the Contract Value then in each account. If any portion of the Contract loan was attributable to Contract Value in the Fixed Account, then an equal portion of each loan repayment will have to be allocated to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then 50% of each loan repayment will be allocated to the Fixed Account). Unless you request otherwise, a repayment will be allocated to the sub-accounts in the same proportions to which the loan was attributable to the sub-accounts. (Under certain loans made prior to the date of this prospectus and loans made in South Carolina, repayments will be allocated, unless you request otherwise, according to the allocation instructions in effect for purchase payments under your Contract, pursuant to the terms of the applicable Contract loan endorsement.)

  The amount of the death proceeds, the amount payable upon surrender of the Contract and the amount applied on the Maturity Date to provide annuity payments will be reduced by the amount of any outstanding Contract loan plus accrued interest. In these circumstances, the amount of the outstanding contract loan plus accrued interest generally will be taxed as a taxable distribution.

  The tax and ERISA rules relating to participant loans under tax benefited retirement plans are complex and in some cases unclear, and they may vary depending on the individual circumstances of each loan. The Company strongly recommends that you, your employer and your plan fiduciary consult a qualified tax advisor regarding the currently applicable tax and ERISA rules before taking any action with respect to loans.

  The Company will provide further information regarding loans upon request.

DISABILITY BENEFIT RIDER

  A disability benefit rider may be purchased, provided that the Annuitant satisfies any applicable underwriting standards. This feature is available only if you are under age 60 when your Contract is issued and if you plan to make regular annual contributions to the Contract. If the Annuitant becomes totally disabled, the rider provides that the Company will make monthly purchase payments under the Contract, subject to the terms and conditions of the rider.

SUSPENSION OF PAYMENTS

  The Company reserves the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists such that it is not reasonably practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders. Conditions described in (b) and (c) will be decided by or in accordance with rules of the Securities and Exchange Commission.

OWNERSHIP RIGHTS

  During the Annuitant's lifetime, all rights under the Contract are vested solely in the Contract Owner unless otherwise provided. Such rights include the right to change the Beneficiary, to change the payment option, to assign the Contract (subject to the restrictions referred to below), and to exercise all other rights, benefits, options and privileges conferred by the Contract or allowed by the Company. Transfer of ownership of the Contract under an ERISA "Pension Plan" to a non-spousal beneficiary may require spousal consent.

  Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in the Contract. Thus, the tax consequences of the purchase of the Contracts by Pension Plans should be considered carefully.

  Those Contracts offered by the prospectus which are designed to qualify for the favorable tax treatment described below under "Federal Income Tax Status" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under certain limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax advisor.

  If Contracts offered by this prospectus are used in connection with deferred compensation plans or retirement plans not qualifying for favorable Federal tax treatment, such plans may also restrict the exercise of rights by the Contract Owner. A Contract Owner should review the provisions of any such plan.

REQUESTS AND ELECTIONS

  Requests for transfers or reallocation of future purchase payments may be made by telephone or written request (which may be telecopied) to the Company at its Designated Office. Written requests for such transfers or changes of allocation must be in a form acceptable to the Company. To request a transfer or change of allocation by telephone, please contact your registered representative, or contact the Company's Designated Office at 1-800-435-4117 between the hours of 9:00 a.m. and 4:00 p.m., Eastern Time. Requests for transfer or reallocation by telephone will be automatically permitted. The Company (or any servicer acting on its behalf) will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone are genuine. Any telephone instructions reasonably believed by the Company (or any servicer acting on its behalf) to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If the Company (or any servicer acting on its behalf) does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under a Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at the Company's Designated Office to be effective. If acceptable to the Company, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless the Company has already acted in reliance on the prior status. The Company is not responsible for the validity of any written request or election.

TEN DAY RIGHT TO REVIEW

  Within 10 days (or more where required by applicable state insurance law) of your receipt of an issued Contract you may return it to the Company at its Designated Office for cancellation. Upon cancellation of the Contract, the Company will refund all your purchase payments. If required by the insurance law or regulations of the state in which your Contract is issued, however, the Company will return to you an amount equal to the sum of (1) any difference between the purchase payments made and the amounts allocated to the Variable Account and (2) the Contract Value.

                      ADMINISTRATION CHARGES, CONTINGENT
                  DEFERRED SALES CHARGE AND OTHER DEDUCTIONS

  The Company deducts various charges from Contract Value for the services provided, expenses incurred and risks assumed in connection with the Contracts. For example, the Company incurs costs and expenses in connection with issuing Contracts, maintaining Contract Owner records and providing accounting, valuation, regulatory and reporting services. The Company also incurs costs and expenses associated with the marketing, sale and distribution of the Contracts. In addition, the Company assumes mortality and expense risks under the Contracts. In particular, the Company guarantees that the dollar amount of the Administration Contract Charge and the amount of the Administration Asset Charge as a percentage of Contract Value will not increase over the life of a Contract, regardless of the actual expenses. Also, the Company guarantees that, although annuity payments will vary according to the performance of the investments you select, annuity payments will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this mortality risk by virtue of annuity rates in the Contract that cannot be changed. The Company also assumes the risk of making a minimum death benefit payment if the Contract Owner (or, if applicable, the Annuitant) dies prior to annuitization. (See "Payment on Death Prior to Annuitization.") The amount and manner of deduction of Contract charges is described below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by the Company, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses.

ADMINISTRATION CHARGES

  The Company deducts two Administration Charges equal, on an annual basis, to $30 per Contract plus .40% of the daily net assets of each sub-account. The Administration Charges will be deducted from each sub-account in the ratio of your interest therein to your total Contract Value. In addition, the Company charges a transfer fee for certain transfers of Contract Value between accounts, as described below.

  The annual $30 Administration Contract Charge is deducted from the Contract Value on each Contract anniversary for the prior Contract Year and will be deducted on a pro rata basis at annuitization or at the time of a full surrender if the annuitization or surrender occurs on a date other than a Contract anniversary. The charge is not imposed after annuitization. In those instances in which two Contracts are issued to permit the funding of a spousal IRA, the Administration Contract Charge will be imposed only on the Contract to which the larger purchase payments have been allocated in the Contract application.

  The Administration Asset Charge is equal to an annual rate of .40% of net assets and is computed and deducted on a daily basis from each sub-account. As a percentage of net assets, this charge will not increase over the life of a Contract, but the total dollar amount of the charge will vary depending on the level of net assets. The Administration Asset Charge will continue to be assessed after annuitization if annuity payments are made on a variable basis.

  Prior to annuitization, the Company currently imposes a transfer fee of $10 for each transfer of Contract Value in excess of 12 per Contract Year. However, the Company intends to waive this charge and allow one additional transfer for policy credits applied to the Back Bay Money Market Series pursuant to the demutualization plan. The Company reserves the right to impose a transfer fee of $10 on each transfer in excess of 4 per Contract Year and to limit the number of transfers.

MORTALITY AND EXPENSE RISK CHARGE

  The Company deducts a Mortality and Expense Risk Charge from the Variable Account. This Charge is computed and deducted on a daily basis from the assets in each sub-account attributable to the Contracts. The charge is at an annual rate of .95% of the daily net assets of each such sub-account, of which .60% represents a mortality risk charge and .35% represents an expense risk charge. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed after annuitization if annuity payments are made on a variable basis. (See "Annuity Payments.")

CONTINGENT DEFERRED SALES CHARGE

  The Company does not make any deductions for sales expenses from purchase payments at the time of purchase. The Contingent Deferred Sales Charge, when applicable, is intended to assist the Company in covering its expenses relating to the sale of the Contracts, including commissions, preparation of sales literature and other promotional activity.

  No Contingent Deferred Sales Charge will apply after a Contract reaches its Maturity Date. You select a Maturity Date when applying for your Contract. The Maturity Date selected must be at least 10 years after issue of the Contract. Under current rules, the Company may consent to issue a Contract with a Maturity Date less than 10 years after issue, provided that the Contract Owner is an employer-sponsored pension plan through which Contracts were purchased prior to May 1, 1994. (See "Election of Annuity" for more information.) A Contingent Deferred Sales Charge will be imposed in the event of certain partial and full surrenders and applications of proceeds to certain payment options prior to the Maturity Date. Up to 10% of the Contract Value on the date of surrender may be surrendered without charge in any one Contract Year. If there is more than one partial surrender in a Contract Year, the amount that may be surrendered without charge is 10% of the Contract Value on the date of the first partial surrender during such year. No charge will be imposed for payments made upon death or application of proceeds to variable life income payment options (payment options 2, 3 or 6 as described under "Annuity Options" below) prior to the Maturity Date. If the Contract has been in force for five years, no charge will be applied upon the election of a fixed life income payment option (comparable to payment options 2, 3 or 6 as described under "Annuity Options" below but on a fixed basis). The Contingent Deferred Sales Charge will be applied upon the election of other forms of payment prior to the Maturity Date. Any such election will be treated as a full surrender for purposes of calculating the applicable Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge applied will equal the following amounts if the transaction occurs in the years indicated:

                    PERCENTAGE OF CONTRACT VALUE WITHDRAWN
             (AFTER FREE WITHDRAWAL OF 10% OF THE CONTRACT VALUE)

                          CONTRACT YEAR
       ---------------------------------------------------------------
        1     2    3    4    5    6    7    8    9   10   11 AND AFTER
       ---   ---  ---  ---  ---  ---  ---  ---  ---  ---  ------------
       6.5%  6.0% 5.5% 5.0% 4.5% 4.0% 3.5% 3.0% 2.0% 1.0%      0%

  In cases where the Company has consented to issue a Contract with less than 10 years to the Maturity Date, the Contingent Deferred Sales Charge will be calculated as though the year of the Maturity Date is the tenth Contract Year (and the preceding Contract Year is the ninth year, and so forth) resulting in a lower percentage charge for each Contract Year shown in the table above.

  In no event will the total Contingent Deferred Sales Charge exceed 8% of the first $50,000 of purchase payments made under the Contract and 6.5% of the amount of purchase payments in excess of $50,000. (For Contracts issued on individuals age 50 or above to employer-sponsored pension plans through which contracts were purchased prior to May 1, 1994, a different Contingent Deferred Sales Charge scale may apply. The applicable scale is indicated on the schedule page of the Contract.)

  The following example illustrates the circumstances under which the maximum sales load would apply. It is hypothetical only and is not intended to suggest that these performance results would necessarily be achieved. For historical performance results see the tables starting on page II-4 of the Statement of Additional Information.

EXAMPLE: Assume that you purchased a Contract with a $10,000 single purchase payment and that you surrendered the Contract during the fifth Contract Year when the Contract Value had grown to $19,850.

         Using the Contingent Deferred Sales Charge schedule in the chart above, the Contingent Deferred Sales Charge would be: 4.5% X (90% of $19,850), or $804. However, because this is larger than the maximum allowable charge (8% of the $10,000 purchase payment), your actual Contingent Deferred Sales Charge would be only $800.

  The Company currently waives the Contingent Deferred Sales Charge on distributions that are intended to satisfy minimum distributions, as required by tax law, calculated as if this Contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. (See "Federal Income Tax Status--Taxation of the Contracts.")

  In the case of a partial surrender, the Contingent Deferred Sales Charge is deducted from the Contract Value remaining after the Contract Owner has received the amount requested and is a percentage of the total amount withdrawn. For example, if you requested a partial surrender of $100 (after previously surrendering 10% of the Contract Value free of charge in that Contract Year) and the applicable Contingent Deferred Sales Charge was 5%, the total amount of Contract Value withdrawn in that transaction would be $105.26. After giving effect to a partial surrender, including deduction of the Contingent Deferred Sales Charge, the remaining Contract Value must be at least $500 (unless the Company consents to a lesser amount) or, if the Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $500, whichever is greater (unless the Company consents to a lesser amount). If the requested partial surrender would not satisfy this requirement, at the Contract Owner's option either the amount of the partial surrender will be reduced or the transaction will be treated as a full surrender and the Contingent Deferred Sales Charge deducted from the proceeds. The Contingent Deferred Sales Charge is deducted from the sub-accounts in the same proportion as the Contract Value that you requested to be surrendered.

  The Contingent Deferred Sales Charge will be waived in connection with an exchange by a Contract Owner of one Zenith Accumulator Contract for another Zenith Accumulator Contract.

PREMIUM TAX CHARGES

  Various states impose a premium tax on annuity purchase payments received by insurance companies. The Company may deduct these taxes from purchase payments and currently does so for Contracts subject to the insurance tax law of South Dakota. Certain states may require the Company to pay the premium tax at annuitization rather than when purchase payments are received. In those states the Company may deduct the premium tax, calculated as a percentage of Contract Value, on the date when annuity payments are to begin. Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value or purchase payment for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1.00% to 3.50% of the Contract Value or purchase payment for all other Contracts. The Company may in the future deduct premium taxes under Contracts subject to the insurance tax laws of other states, or the applicable premium tax rates may change. See Appendix B for a list of premium tax rates paid by the Company.

  Surrender of a Contract may result in a credit against the premium tax liability of the Company in certain States. In such event, the surrender proceeds will be increased by the amount of such tax credit.

  Premium tax rates are subject to being changed by law, administrative interpretations or court decisions. Premium tax amounts will depend on, among other things, the state of residence of the Annuitant and the insurance tax law of the state.

OTHER EXPENSES

  A deduction for an investment advisory fee is made from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectuses and Statements of Additional Information of the Eligible Funds describe these deductions and expenses.

CHARGES UNDER CONTRACTS PURCHASED BY EXCHANGING A FUND I OR PREFERENCE
CONTRACT

  If a Contract is purchased by exchanging a variable annuity contract issued by New England Variable Annuity Fund I (a "Fund I contract") or New England Retirement Investment Account (a "Preference contract"), the sales charges will be calculated as described below. There will be no Contingent Deferred Sales Charge on the transfer of assets from a Fund I or Preference contract to a Zenith Accumulator Contract.

  A Contract issued in exchange for a Fund I contract will have no Contingent Deferred Sales Charge. No further purchase payments will be permitted to be made under a Contract purchased by exchanging a Fund I contract. If you purchase a Contract by exchanging a Fund I contract and you also hold or acquire another Zenith Accumulator Contract, the $30 Administration Contract Charge will only be imposed on one of the Contracts. Total asset-based charges (including the investment advisory fee) under Fund I contracts currently equal approximately 1.35%.

  A Contract issued in exchange for a Preference contract will have no Contingent Deferred Sales Charge. Although Preference contracts were originally issued subject to a contingent deferred sales charge, there are no longer any Preference contracts subject to such a charge. Preference contracts have asset-based charges of 1.25% for mortality and expense risks, but do not have an asset-based administration charge. Preference contracts impose a $30 annual administration charge.

  If you are contemplating an exchange of a Fund I or Preference contract for a Zenith Accumulator Contract, you should compare the charges deducted under your existing contract and under the Zenith Accumulator Contract for mortality and expense risk charges, administrative charges and investment advisory fees.

                               ANNUITY PAYMENTS

ELECTION OF ANNUITY

  When applying for a Contract, you select the Maturity Date and an annuity payment option. The Maturity Date selected must be at least 10 years after issue of the Contract. Under current rules, the Company may consent to issue a Contract with a Maturity Date less than 10 years after issue, provided that the Contract Owner is an employer-sponsored pension plan through which Contracts were purchased prior to May 1, 1994. Such Contracts are only available, however, to Annuitants who are age 50 or over at the time of issue. In addition, the applications for such Contracts must satisfy the Company's suitability guidelines and, in the case of Annuitants between the ages of 50 and 58 1/2 at the time of issue, the Maturity Date must be no earlier than the date at which the Annuitant would reach age 59 1/2. Once a Maturity Date is selected, you cannot change it to an earlier date. However, you may surrender the Contract at any time before the Maturity Date and apply the surrender proceeds to an annuity payment option. At any time before the Maturity Date, you may elect to defer the Maturity Date, but you must obtain Company consent to defer if on the later Maturity Date the age of the Annuitant at his or her nearest birthday would be more than seventy-five. You may change the annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, the amount of Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") will be transferred to the general account of the Company, and the annuity payments will be fixed in amount and duration by the annuity payment option selected, the age of the Payee and, for Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, by the sex of the Payee. (See "Amount of Variable Annuity Payments.")

  Requests to defer the Maturity Date, change payment options or make other elections relating to annuity payments should be sent to the Designated Office. Contracts acquired by retirement plans qualifying for tax benefited treatment may be subject to various requirements concerning the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

  Prior to annuitization, you may elect, subject to any applicable restrictions of Federal tax law, to have payments made under any of the annuity payment options provided in the Contract. Any such election depends upon written notice to (and, for variable annuity payment options to begin during the first Contract Year, consent of) the Company. Requests relating to annuity payment options should be sent to the Designated Office. In the event of your death, without having made an election of an annuity payment option, the beneficiary can elect any of the available options listed below, subject to applicable Federal tax law restrictions. Payments will begin on the Maturity Date, as stated in your application or as subsequently deferred, or, in the case of a full surrender as otherwise specified. Pursuant to your election, the Company shall apply all or any part designated by you of the value of your Contract, less any applicable Contingent Deferred Sales Charge and Administration Contract Charge, to any one of the annuity payment options described below.

  Prior to annuitization (but only if the Annuitant is living), you may elect to apply all or any part of the Death Proceeds under any one of the annuity payment options listed below or in any other manner agreeable to the Company.

  The total amount of the Contract Value or Death Proceeds which may be applied to provide annuity payments will be reduced by any applicable charges and by the amount of any outstanding loan plus accrued interest. (See "Loan Provision for Certain Tax Benefited Retirement Plans.")

  The Contract provides for the variable annuity payment options listed below.*

    First Option: Variable Income for a Specified Number of Years.** The Company will make variable monthly payments for the number of years elected, which may not be more than 30 except with the consent of the Company. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

    Second Option: Variable Life Income. The Company will make variable monthly payments which will continue: while the Payee is living***; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

    Third Option: Variable Life Income, Installment Refund. The Company will make variable monthly payments during the life of the Payee but for a period at least as long as the nearest whole number of months calculated by dividing the amount applied to this Option by the amount of the first monthly payment.

    Sixth Option: Variable Life Income for Two Lives. The Company will make variable monthly payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)***, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable
  Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).*** THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.
--------
* Your Contract lists a fourth and fifth option . . . however, due to tax law considerations, these options are not available on a fixed or variable basis.
** Application of proceeds under this option upon surrender will result in the imposition of any applicable charge described under "Contingent Deferred Sales Charge."
*** IT IS POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE VARIABLE ANNUITY
    PAYMENT IF THE PAYEE DIES (OR PAYEES DIE) BEFORE THE DUE DATE OF THE
    SECOND PAYMENT OR TO RECEIVE ONLY TWO VARIABLE ANNUITY PAYMENTS IF THE PAYEE DIES (OR PAYEES DIE) BEFORE THE DUE DATE OF THE THIRD PAYMENT, AND
    SO ON.

  Comparable fixed payment options are also available for all of the options described above. In addition, other annuity payment options (including other periods certain) may be available from time to time, and you should consult the Company as to their availability. If you do not elect an annuity payment option by the Maturity Date, variable payments under the Contract will be made while the Payee is living but for at least ten years. (This is the Second
Option: Variable Life Income with Period Certain.) If installments under an annuity payment option are less than $20, the Company can change the payment intervals to 3, 6 or 12 months in order to increase each payment to at least $20.

  The Payee under the first, second and sixth variable payment option may withdraw the commuted value of the period certain portions of the payments. The commuted value of such payments is calculated based on the assumed interest rate under the Contract. The life income portion of the payment option cannot be commuted, and variable annuity payments based on that portion will resume at the expiration of the period certain if the Annuitant is alive at that time. (See "Amount of Variable Annuity Payments.") In addition, after the death of the Payee under the first, second or third variable payment option or the surviving Payee under the sixth variable payment option, a Payee named to receive any unpaid payments certain may withdraw the commuted value of the payments certain under the same terms described above.

  The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

  The Company continues to assess the Mortality and Expense Risk Charge after the Maturity Date if annuity payments are made under any variable annuity payment option, including an option not involving a life contingency and under which the Company bears no mortality risk.

                      AMOUNT OF VARIABLE ANNUITY PAYMENTS

  At the Maturity Date (or any other application of proceeds to a payment option), the Contract Value (reduced by any applicable charges and by any outstanding loan plus accrued interest) is applied toward the purchase of monthly annuity payments. The amount of monthly variable payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed interest rate selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected. (The Fixed Account is not available under variable payment options.)

  The annuity purchase rates are used to calculate the basic payment level purchased by the Contract Value. These rates vary according to the age of the Payee. The higher the Payee's age at annuitization, the greater the basic payment level under options involving life contingencies, because the Payee's life expectancy and thus the period of anticipated income payments will be shorter. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, purchase rates used to calculate the basic payment level will also reflect the sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the greater life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that provides for a refund at death of the Payee or that guarantees that payments will be made for the balance of a period of a certain number of years after the death of the Payee, the Contract Value will purchase lower monthly benefits.

  The dollar amount of the initial variable annuity payment will be at the basic payment level. The assumed interest rate under the Contract will affect both this basic payment level and the amount by which subsequent payments increase or decrease. Each payment after the first will vary with the difference between the net investment performance of the sub-accounts selected and the assumed interest rate under the Contract. If the actual net investment rate exceeds the assumed interest rate, the dollar amount of the annuity payments will increase. Conversely, if the actual rate is less than the assumed interest rate, the dollar amount of the annuity payments will decrease. If actual investment performance is equal to the assumed interest rate, the monthly payments will remain level.

  Unless otherwise provided, the assumed interest rate will be at an annual rate of 3.5%. You may select as an alternative an annual assumed interest rate of 0% or, if allowed by applicable law or regulation, 5%. A higher assumed interest rate will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a more rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate.

  You may, even after variable annuity payments have commenced, direct that all or a portion of your investment in one sub-account be transferred to another sub-account of the Variable Account in the manner provided under "Transfer Privilege."

MINIMUM ANNUITY PAYMENTS

  Annuity payments will be made monthly. But if any payment would be less than $20, the Company may change the frequency so that payments are at least $20 each.

PROOF OF AGE, SEX AND SURVIVAL

  The Company may require proof of age, sex (if applicable) and survival of any person upon the continuation of whose life annuity payments depend.

  The foregoing descriptions are qualified in their entirety by reference to the Statement of Additional Information and to the Contract, which contains detailed information about the various forms of annuity payment options available, and other matters also of importance.

                RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

  The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

    1. Plans qualified under Section 401(a), 401(k), or 403(a) of the Code ("Qualified Plans") (At this time, the Contracts are only available on a limited basis to plans qualified under Section 401(k). Contracts are not being offered to 401(k) plans unless such plans already own Contracts on participants.);

    2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA. (The Contracts are no longer being offered through TSA Plans that are subject to ERISA.);

    3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"). SARSEPs are only allowed if owned prior to January 1, 1999;

    4. Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). (In some states Roth IRAs are available under this Contract only if you have an existing IRA.)

    5. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

    6. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

  An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. At this time, the Contracts are not being offered to plans qualified under Section 401(k) of the Code unless such plans already own Contracts on participants, and are no longer being offered through TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for 401(k) plans or TSA Plans subject to ERISA. Accordingly, the Contract should not be purchased for use with such plans.

  A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under the heading "Special Rules for Annuities Purchased for Annuitants Under Retirement Plans Qualifying for Tax Benefited Treatment." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

  In the case of certain TSA Plans under Section 403(b)(1) of the Code, IRAs purchased under Section 408(b) of the Code and Roth IRAs under Section 408A of the Code, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

                           FEDERAL INCOME TAX STATUS

  The following discussion is intended as a general description of the Federal income tax aspects of the Contracts. It is not intended as tax advice. For more complete information, you should consult a qualified tax advisor.

TAX STATUS OF THE COMPANY AND THE VARIABLE ACCOUNT

  The Company is taxed as a life insurance company under the Code. The Variable Account and its operations are part of the Company's total operations and are not taxed separately. Under current law no taxes are payable by the Company on the investment income and capital gains of the Variable Account. Such income and gains will be retained in the Variable Account and will not be taxable until received by the Annuitant or the Beneficiary in the form of annuity payments or other distributions.

  The Contracts provide that the Company may make a charge against the assets of the Variable Account as a reserve for taxes which may relate to the operations of the Variable Account.

TAXATION OF THE CONTRACTS

  The variable annuity contracts described in this prospectus are considered annuity contracts the taxation of which is governed by the provisions of
Section 72 of the Code. As a general proposition, Contract Owners are not subject to current taxation on increases in the value of the Contracts resulting from earnings or gains on the underlying mutual fund shares until they are received by the Annuitant or Beneficiary in the form of distributions or annuity payments. (Exceptions to this rule are discussed below under "Special Rules for Annuities Used by Individuals or with Plans and Trusts Not Qualifying Under the Code for Tax Benefited Treatment.")

  Under the general rule of Section 72, to the extent there is an "investment" in the Contract, a portion of each annuity payment is excluded from gross income as a return of such investment. The balance of each annuity payment is includible in gross income and taxable as ordinary income. Once the "investment" in a contract has been fully recovered, the entire amount of each annuity payment is includible in gross income and taxable as ordinary income. In general, earnings on all contributions to the Contract and contributions made to a Contract which are deductible by the contributor will not constitute an "investment" in the Contract under Section 72.

(a) SPECIAL RULES FOR ANNUITIES PURCHASED FOR ANNUITANTS UNDER RETIREMENT PLANS QUALIFYING FOR TAX BENEFITED TREATMENT

  Set forth below is a summary of the Federal tax laws applicable to contributions to, and distributions from, retirement plans that qualify for Federal tax benefits. Such plans are defined above under the heading "Retirement Plans Offering Federal Tax Benefits." You should understand that the following summary does not include everything you need to know regarding such tax laws.

  The Code provisions and the rules and regulations thereunder regarding retirement trusts and plans, the documents which must be prepared and executed and the requirements which must be met to obtain favorable tax treatment for them are very complex. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. An Owner's rights under this Contract may be limited by the terms of the retirement plan with which it is used. A person contemplating the purchase of a Contract for use with a retirement plan qualifying for tax benefited treatment under the Code should consult a qualified tax advisor as to all applicable Federal and state tax aspects of the Contracts and, if applicable, as to the suitability of the Contracts as investments under ERISA.

(i) Plan Contribution Limitations

  Statutory limitations on contributions to retirement plans that qualify for federal tax benefits may limit the amount of money that may be contributed to the Contract in any Contract Year. Any purchase payments attributable to such contributions may be tax deductible to the employer and are not currently taxable to the Annuitants for whom the Contracts are purchased. The contributions to the Contract and any increase in Contract Value attributable to such contributions are not subject to taxation until payments from the Contract are made to the Annuitant or his/her Beneficiaries.

TSA PLANS

  Purchase payments attributable to TSA Plans are not includible within the Annuitant's income to the extent such purchase payments do not exceed certain statutory limitations, including the "exclusion allowance." The exclusion allowance is a calculation which takes into consideration the Annuitant's includible compensation, number of years of service, and prior years of contributions. For more information, the Annuitant should obtain a copy of IRS Publication 571 on TSA Programs for Employees of Public Schools and Certain Tax Exempt Organizations which will better assist the Annuitant in calculating the exclusion allowance and other limitations to which he or she may be subject for any given tax year. Any purchase payments attributable to permissible contributions under Code Section 403(b) (and earnings thereon) are not taxable to the Annuitant until amounts are distributed from the Contract. However, these payments may be subject to FICA (Social Security) and Medicare taxes.

IRAs, SEPs, SARSEPs

  The maximum tax deductible purchase payment which may be contributed each year to an IRA is the lesser of $2,000 or 100 percent of includible compensation if the taxpayer is not covered under an employer plan. A spousal IRA is available if the taxpayer and spouse file a joint return and the spouse is not yet age 70 1/2. The maximum tax deductible purchase payment which a taxpayer may make to a spousal IRA is $2,000. If covered under an employer plan, taxpayers are permitted to make deductible purchase payments; however, for 2000, the deductions are phased out and eventually eliminated, on a pro rata basis, for adjusted gross income between $32,000 and $42,000 for an individual, between $52,000 and $62,000 for the covered spouse of a married couple filing jointly, between $150,000 and $160,000 for the non-covered spouse of a married couple filing jointly, and between $0 and $10,000 for a married person filing separately. A taxpayer may also make nondeductible purchase payments. However, the total of deductible and nondeductible purchase payments may not exceed the limits described above for deductible payments. An IRA is also the vehicle that receives contributions to SEPs and SARSEPs. Maximum contributions (including elective deferrals) to SEPs and SARSEPs are currently limited to the lesser of 15% of compensation (generally up to $170,000 for 2000) or $30,000. For more information concerning the contributions to IRAs, SEPs and SARSEPs, you should obtain a copy of IRS Publication 590 on Individual Retirement Accounts. In addition to the above, an individual may make a "rollover" contribution into an IRA with the proceeds of certain distributions (as defined in the Code) from a Qualified Plan.

ROTH IRAs

  In some states Roth IRAs are available under this Contract, subject to the following limitations.

  Eligible individuals can contribute to a Roth IRA. Contributions to a Roth IRA are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. The maximum purchase payment which may be contributed each year to a Roth IRA is the lesser of $2,000 or 100 percent of includible compensation. A spousal Roth IRA is available if the taxpayer and spouse file a joint return. The maximum purchase payment that a taxpayer may make to a spousal Roth IRA is $2,000. Except in the case of a rollover or a transfer, no more than $2,000 can be contributed in aggregate to all IRAs and Roth IRAs of either spouse during any tax year. The Roth IRA contribution may be limited to less than $2,000 depending on the taxpayer's adjusted gross income ("AGI"). The maximum contribution begins to phase out if the taxpayer is single and the taxpayer's AGI is more than $95,000 or if the taxpayer is married and files a joint tax return and the taxpayer's AGI is more than $150,000. The taxpayer may not contribute to a Roth IRA if the taxpayer's AGI is over $110,000 (if the taxpayer is single), $160,000 (if the taxpayer is married and files a joint tax return), or $10,000 (if the taxpayer is married and files separate tax returns). You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. To use the Contract in connection with a Roth IRA, you must have an existing Contract that was issued in connection with an IRA.

SECTION 457 PLANS

  Generally, under a Section 457 Plan, an employee or executive may defer income under a written agreement in an amount equal to the lesser of 33 1/3% of includible compensation or $8,000. The amounts so deferred (including earnings thereon) by an employee or executive electing to contribute to a
Section 457 Plan are includible in gross income only in the tax year in which such amounts are paid or made available to that employee or executive or his/her Beneficiary. With respect to a Section 457 Plan for a nonprofit organization other than a governmental entity, (i) once contributed to the plan, any Contracts purchased with employee contributions remain the sole property of the employer and may be subject to the general creditors of the employer and (ii) the employer retains all ownership rights to the Contract including voting and redemption rights which may accrue to the Contract(s) issued under the plan. The plans may permit participants to specify the form of investment for their deferred compensation account. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 Plan obligations.

QUALIFIED PLANS

  Code section 401(a) permits employers to establish various types of retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

(ii) Distributions from the Contract

MANDATORY WITHHOLDING ON CERTAIN DISTRIBUTIONS

  Distributions called "eligible rollover distributions" from Qualified Plans and from many TSA Plans are subject to mandatory withholding by the plan or payor at the rate of 20%. An eligible rollover distribution is the taxable portion of any distribution from a Qualified Plan or a TSA Plan, except for certain distributions such as distributions required by the Code or in a specified annuity form. After December 31, 1999 permissible hardship withdrawals from TSA and 401(k) plans will no longer be treated as an "eligible rollover distribution." Withholding can be avoided by arranging a direct transfer of the eligible rollover distribution to a Qualified Plan, TSA or IRA.

QUALIFIED PLANS, TSA PLANS, IRAS, ROTH IRAS, SEPS, SARSEPS AND GOVERNMENTAL
PLANS

  Payments made from the Contracts held under a Qualified Plan, TSA Plan, IRA, SEP, SARSEP or Governmental Plan are taxable under Section 72 of the Code as ordinary income, in the year of receipt. Any amount received in surrender of all or part of the Contract Value prior to annuitization will, subject to restrictions and penalties discussed below, also be included in income in the year of receipt. If there is any "investment in the Contract," a portion of each amount received is excluded from gross income as a return of such investment. Distributions or withdrawals prior to age 59 1/2 may be subject to a penalty tax of 10% of the amount includible in income. This penalty tax does not apply: (i) to distributions of excess contributions or deferrals; (ii) to distributions made on account of the Annuitant's death, retirement, disability or early retirement at or after age 55; (iii) when distribution from the Contract is in the form of an annuity over the life or life expectancy of the Annuitant (or joint lives or life expectancies of the Annuitant and his or her Beneficiary); or (iv) when distribution is made pursuant to a qualified domestic relations order. In the case of IRAs, SEPs and SARSEPS, the exceptions for distributions on account of early retirement at or after age 55 or made pursuant to a qualified domestic relations order do not apply but other exceptions may apply. A tax-free rollover may be made once each year among individual retirement arrangements subject to the conditions and limitations described in the Code.

  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  If the Annuitant dies before distributions begin, distributions must be completed within five years after death, unless payments begin within one year after death and are made over a period not extending beyond the life (or life expectancy) of the Beneficiary. Except under a Roth IRA, if the Annuitant's spouse is the Beneficiary, distributions need not begin until the Annuitant would have reached age 70 1/2. If the Annuitant dies after annuity payments have begun, payments must continue to be made at least as rapidly as payments made before death.

  With respect to TSA Plans, elective contributions to the Contract made after December 31, 1988 and any increases in Contract Value after that date may not be distributed prior to attaining age 59 1/2, termination of employment, death or disability. Contributions (but not earnings) made after December 31, 1988 may also be distributed by reason of financial hardship. These restrictions on withdrawal will not apply to the Contract Value as of December 31, 1988. These restrictions are not expected to change the circumstances under which transfers to other investments which qualify for tax free treatment under
Section 403(b) of the Code may be made.

  Except under a Roth IRA, annuity payments, periodic payments or annual distributions must generally commence by April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2. In the case of a Qualified Plan or a Governmental Plan, if the Annuitant is not a "five-percent owner" as defined in the Code, these distributions must begin by the later of the date determined by the preceding sentence or the year in which the Annuitant retires. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. A penalty tax of up to 50% of the amount which should be distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount. The Company currently waives the Contingent Deferred Sales Charge on distributions that are intended to satisfy required minimum distributions, calculated as if this Contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. Rules regarding required minimum distributions apply to IRAs (including SEP and SARSEPs), Qualified Plans, TSA Plans and Governmental Plans.

  Other restrictions with respect to election, commencement, or distribution of benefits may apply under the Contracts or under the terms of the Qualified Plans in respect of which the Contracts are issued.

SECTION 457 PLANS

  When a distribution under a Contract held under a Section 457 Plan is made to the Annuitant, such amounts are taxed as ordinary income in the year in which received. The plan must not permit distributions prior to the Annuitant's separation from service (except in the case of unforeseen emergency).

  Generally, annuity payments, periodic payments or annual distributions must commence by April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2 and meet other distribution requirements. Minimum distributions under a Section 457 Plan may be further deferred if the Annuitant remains employed with the sponsoring employer. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by distribution rules under the plan. If the Annuitant dies before distributions begin, the same special distribution rules generally apply in the case of Section 457 Plans as apply in the case of Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs and Governmental Plans. These rules are discussed above in the immediately preceding section of this prospectus. An exception to these rules provides that if the beneficiary is other than the Annuitant's spouse, distribution must be completed within 15 years of death, regardless of the beneficiary's life expectancy.

(b) SPECIAL RULES FOR ANNUITIES USED BY INDIVIDUALS OR WITH PLANS AND TRUSTS NOT QUALIFYING UNDER THE CODE FOR TAX BENEFITED TREATMENT

  For a Contract held by an individual, any increase in the accumulated value of the Contract is not taxable until amounts are received, either in the form of annuity payments as contemplated by the Contract or in a full or partial lump sum settlement of the Company's obligations to the Contract Owner.

  Under Section 72(u) of the Code, however, Contracts held by other than a natural person (i.e. those held by a corporation or certain trusts) generally will not be treated as an annuity contract for Federal income tax purposes. This means a Contract Owner who is not a natural person will have to include in income any increase during the taxable year in the accumulated value over the investment in the Contract.

  Section 817(h) of the Code requires the investments of the Variable Account to be "adequately diversified" in accordance with Treasury Regulations. Failure to do so means the variable annuity contracts described herein will cease to qualify as annuities for Federal income tax purposes. Regulations specifying the diversification requirements have been issued by the Department of the Treasury, and the Company believes it complies fully with these requirements.

  In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The ownership rights under the Contract are similar to, but also different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a Contract Owner has additional flexibility in allocating premium payments and account values. These differences could result in a Contract Owner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, the Company does not know what standards will be set forth, if any, in regulations or rulings which the Treasury Department may issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Variable Account.

  Any amount received in a surrender of all or part of the Contract Value (including an amount received as a systematic withdrawal) prior to annuitization will be included in gross income to the extent of any increases in the value of the Contract resulting from earnings or gains on the underlying mutual fund shares.

  The Code also imposes a ten percent penalty tax on amounts received under a Contract, before or after annuitization, which are includible in gross income. The penalty tax will not apply to any amount received under the Contract (1) after the Contract Owner has attained age 59 1/2, (2) after the death of the Contract Owner, (3) after the Contract Owner has become totally and permanently disabled, (4) as one of a series of substantially equal periodic payments made for the life (or life expectancy) of the Contract Owner or the joint lives (or life expectancies) of the Contract Owner and a Beneficiary,
(5) if the Contract is purchased under certain types of retirement plans or arrangements, (6) allocable to investments in the Contract before August 14, 1982, or (7) if the Contract is an immediate annuity contract.

  In the calculation of any increase in value for contracts entered into after October 4, 1988, all annuity contracts issued by the Company or its affiliates to the same Contract Owner within a calendar year will be treated as one contract.

  If a Contract Owner or Annuitant dies, the tax law requires certain distributions from the Contract. (See "Payment on Death Prior to Annuitization.") Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above; or (2) if distributed under an Annuity Option, they are taxed in the same manner as Annuity payments, as described above. For these purposes, the investment in the Contract is not affected by the Contract Owner's (or Annuitant's) death. That is, the investment in the Contract remains the amount of any purchase payments paid which were not excluded from gross income.

  A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

TAX WITHHOLDING

  The Code and the laws of certain states require tax withholding on distributions made under annuity contracts, unless the recipient has made an election not to have any amount withheld. The Company provides recipients with an opportunity to instruct it as to whether taxes are to be withheld.

POSSIBLE CHANGES IN TAXATION

  Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

                                 VOTING RIGHTS

  The Company is the legal owner of the Eligible Fund shares held in the Variable Account and has the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by Federal securities law, the Company will give you, as Contract Owner, the right to instruct the Company how to vote the shares that are attributable to your Contract.

  Prior to annuitization, the number of votes as to which you have a right of instruction is determined by applying your percentage interest in a sub-account to the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined by applying the percentage interest reflected by the reserve for your Contract to the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying the Contract decrease.

  Contract Owners who are entitled to give voting instructions and the number of shares as to which they have a right of instruction will be determined as of the record date for the meeting. All Eligible Fund shares held in any sub-account of the Variable Account, or any other registered (or to the extent voting privileges are granted by the issuing insurance company, unregistered) separate accounts of the Company or any affiliate for which no timely instructions are received will be voted for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which voting instructions are received.

  All Eligible Fund shares held by the general investment account (or any unregistered separate account for which voting privileges are not extended) of the Company or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and
(ii) the shares that are voted in proportion to such voting instructions.

  The SEC requires the Eligible Funds' Board of Trustees to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners, for example. If there is a material conflict, the Boards of Trustees will have an obligation to determine what action should be taken, including the removal of the affected sub-account(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

  Each Contract Owner is a policyholder of the Company and is entitled to vote at the Company's Annual Meeting of Policyholders.

                           DISTRIBUTION OF CONTRACTS

  New England Securities Corporation, the principal underwriter of the Contracts and a wholly-owned subsidiary of NELICO, is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Commissions of 3% of purchase payments will be paid by the Company to the New England Securities registered representative involved in the sale of a Contract if the Maturity Date selected at issue is ten or more years after issue of the Contract. Lower commissions will be paid if the Maturity Date selected at issue is less than ten years after issue. A maximum override of .75% of purchase payments made after the first Contract Year will be paid by the Company to the general agent involved in the transaction.

  New England Securities Corporation may enter into selling agreements with other broker-dealers registered under the Securities Exchange Act of 1934 whose representatives are authorized by applicable law to sell variable annuity contracts. Commissions paid to such broker-dealers will not exceed 3% of purchase payments. Commissions will be paid through the registered broker-dealer, which may also be reimbursed for all or part of the expenses incurred by the broker-dealer in connection with the sale of the Contracts.

                               THE FIXED ACCOUNT

  A Fixed Account option is included under Contracts issued in those states where it has been approved by the state insurance department. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of the Company's general account. The Fixed Account offers diversification to a Variable Account contract, allowing the Contract Owner to protect principal and earn, at least, a guaranteed rate of interest.

  Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION OF THE FIXED ACCOUNT

  The Company's general account consists of all assets owned by the Company other than those in the Variable Account and the Company's other separate accounts. The Company has sole discretion over the investment of assets in the general account, including those in the Fixed Account. Contract Owners do not share in the actual investment experience of the assets in the Fixed Account. Instead, the Company guarantees that Contract Values in the Fixed Account will be credited with interest at an effective annual net rate of at least 4.5% or 3%, depending on the date when your Contract was issued. The Company is not obligated to credit interest at a rate higher than the minimum guaranteed rate applicable to your Contract, although in its sole discretion it may do so. The Company declares the current interest rate for the Fixed Account periodically. Contract Values in the Fixed Account will be credited with interest daily.

  The Company has the right to modify its method of crediting interest. Under its current method, any net purchase payment or portion of Contract Value allocated to the Fixed Account will earn interest at the declared annual rate in effect on the date of the allocation. On each Contract Anniversary, the Company will determine a portion, from 0% to 100%, of your Contract Value in the Fixed Account which will earn interest at the Company's declared annual rate in effect on the Contract Anniversary. The effective interest rate credited at any time to your Contract Value in the Fixed Account will be a weighted average of all the Fixed Account rates for your Contract. (See "Contract Value and Fixed Account Transactions" below for a description of the interest rate which will be applied to Contract loan repayments allocated to the Fixed Account.)

CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

  A Contract's total Contract Value will include its Contract Value in the Variable Account, its Contract Value in the Fixed Account and, for Contracts under which Contract loans are available, any of its Contract Value held in the Company's general account (but outside the Fixed Account) as a result of a Contract loan.

  The annual $30 Administration Contract Charge will be deducted proportionately from the Contract Value in the Fixed Account and in the Variable Account. Unless you request otherwise, a partial surrender or Contract loan will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account proportionately.

Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, surrenders, partial surrenders and Contract loans. The following special rules apply to transfers and Contract loan repayments involving the Fixed Account.

  You may transfer amounts from the Fixed Account to the Variable Account once
  ----------------------------------------------------------------------------
each year within 30 days after the Contract anniversary. The amount of
----------------------------------------------------------------------
Contract Value which may be transferred from the Fixed Account is limited to
----------------------------------------------------------------------------
the greater of 25% of the Contract Value in the Fixed Account and $1,000,
-------------------------------------------------------------------------
except with the consent of the Company. Also, after the transfer is effected,
---------------------------------------
Contract Value may not be allocated among more than ten of the accounts, including the Fixed Account. The Company intends to restrict transfers of Contract Value into the Fixed Account in the following circumstances: (1) for the remainder of a Contract Year if an amount is transferred out of the Fixed Account in that same Contract Year; (2) if the interest rate which would be credited to the transferred amount would be equivalent to an annual effective rate of 3% or 4.5% (whichever is the minimum guaranteed Fixed Account interest rate for your Contract); or (3) if the total Contract Value in the Fixed Account equals or exceeds a maximum amount established by the Company.

  If any portion of a Contract loan was attributable to Contract Value in the Fixed Account, then an equal portion of each loan repayment must be allocated to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then 50% of each loan repayment will be allocated to the Fixed Account.) See "Loan Provision for Certain Tax Benefited Retirement Plans." The rate of interest for each loan repayment applied to the Fixed Account will be the lesser of: (1) the effective interest rate for your Contract on the date the loan repayment is applied to the Fixed Account; and
(2) the current Fixed Account interest rate set by the Company in advance for that date.

  The Company reserves the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Account for up to six months.

                             FINANCIAL STATEMENTS

  The financial statements of the Variable Account and the Company may be found in the Statement of Additional Information.

                      INVESTMENT PERFORMANCE INFORMATION

  The Company may advertise performance by illustrating hypothetical average annual total returns for each sub-account of the Variable Account, based on the actual investment experience of the Eligible Funds since their inception and for the year-to-date, one, three, five, and ten year periods ending with the date of the illustration. Such performance information will be accompanied by SEC standard performance information for each sub-account, based on the actual investment experience of the sub-account since its inception and for the one, five, and ten year periods ending with the date of the information shown. See "Calculation of Performance Data" in the Statement of Additional Information and Appendix C of this prospectus.

  The Company may also illustrate how the average annual total return for a five year period was determined by illustrating the average annual total return for each year in the five year period ending with the date of the illustration. Such illustrations are based on the same assumptions and reflect the same expenses and deductions described in the preceding paragraph. See "Calculation of Performance Data" in the Statement of Additional Information for an example of this type of illustration and Appendix C of this prospectus for more information about how average annual total returns are calculated.

  The Company may illustrate what would have been the growth and value of a single $10,000 purchase payment for the Contract if it had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds commenced operations. These illustrations show Contract Value and surrender value, calculated in the same manner as when they are used to arrive at average annual total return, as of the end of each year, ending with the date of the illustration. The surrender values reflect the deduction of any applicable Contingent Deferred Sales Charge, but do not reflect the deduction of any premium tax charge. These illustrations may also show annual percentage changes in Contract Value and surrender value, cumulative returns, and annual effective rates of return. The difference between the Contract Value or surrender value at the beginning and at the end of each year is divided by the beginning Contract Value or surrender value to arrive at the annual percentage change. The cumulative return is determined by taking the difference between the $10,000 investment and the ending Contract Value or surrender value and dividing it by $10,000. The annual effective rate of return is calculated in the same manner as average annual total return. See "Calculation of Performance Data" in the Statement of Additional Information for examples of these illustrations and more information about how they are calculated.

  The Variable Account may update the performance history of one or more of its sub-accounts on a quarterly basis by illustrating the one, three, five, and ten year values (or since inception, if less) of a single $10,000 purchase payment invested at the beginning of such periods using the same method of calculation described in the preceding paragraph, but using the periods ending with the date of the quarterly illustration. Such illustrations will show the Contract Value at the end of the period and the cumulative return and annual effective rate of return for the period. The illustration may also include the cumulative return and annual effective rate of return of an appropriate securities index and the Consumer Price Index for the same period.

  The Company may illustrate what would have been the change in value of a $100 monthly purchase payment plan if the monthly payments had been invested in each of the Eligible Funds on the first day of each month starting with the first day of the first month after those Eligible Funds commenced operations. These illustrations show cumulative payments, Contract Value and surrender value as of the end of each year, ending with the date of the illustration. Surrender values reflect the deduction of any applicable Contingent Deferred Sales Charge. The illustrations also show annual effective rates of return, which represent the compounded annual rates that the hypothetical purchase payments would have had to earn in order to produce the Contract Value and surrender value as of the date of the illustration. See "Calculation of Performance Data" in the Statement of Additional Information for examples of these illustrations and more information about how they are calculated.

  The Variable Account may make available illustrations showing historical Contract Values and the annual effective rate of return, based upon hypothetical purchase payment amounts and frequencies, which can be selected by the client. The method of calculation described in the preceding paragraph will be used, but the illustration will reflect the effect of any premium tax charge applicable in the state where the illustration is delivered. The beginning date of the illustration can be selected by the client. Contract Values will be shown as of the end of each calendar year in the period and as of the end of the most recent calendar quarter.

  Historical investment performance may also be illustrated by showing the percentage change in the Accumulation Unit Value and annual effective rate of return of a sub-account without reflecting the deduction of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge, all of which have the effect of reducing historical performance. The percentage change in unit value and annual effective rate of return of each sub-account may be shown from inception of the Eligible Fund to the date of the report and for the year-to-date, one year, three year, five year, and ten year periods ending with the date of the report. The percentage change in unit value and annual effective rate of return also may be compared with the percentage change and annual effective rate for the Dow Jones Industrial Average and S&P 500 Stock Index, as well as other unmanaged indices of stock and bond performance and the Consumer Price Index, as described in the Statement of Additional Information in the Notes to the illustration of Annual Percentage Change in Contract Value and Annual Percentage Change in Surrender Value for a $10,000 Single Purchase Payment Contract. The percentage change is calculated by dividing the difference in unit or index values at the beginning and end of the period by the beginning unit or index value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return in this illustration.

  In addition, the Company may illustrate how variable annuity income payments under the Contract and commuted values of annuity income options change with investment performance over periods of time; such illustrations may be hypothetical (based on assumed uniform annual rates of return) or historical (based on historical annual returns of the sub-accounts). See "Hypothetical Illustrations of Annuity Income Payouts" and "Historical Illustrations of Annuity Income Payouts" in the Statement of Additional Information for a description of these illustrations.

  From time to time the Company may advertise (in sales literature or advertising material) performance rankings of the sub-accounts of the Variable Account assigned by independent services, such as Variable Annuity Research and Data Services ("VARDS"). VARDS monitors and ranks the performance of variable annuity accounts on an industry-wide basis in each of the major categories of investment objectives. The performance analysis prepared by VARDS ranks accounts on the basis of total return calculated using Accumulation Unit Values. Thus, the effect of the Contingent Deferred Sales Charge and Administration Contract Charge assessed under the Contracts is not taken into consideration.

  From time to time, articles discussing the Variable Account's investment experience, performance rankings and other characteristics may appear in national publications. Some or all of these publishers or ranking services (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar) may publish their own rankings or performance reviews of variable contract separate accounts, including the Variable Account. References to, reprints or portions of reprints of such articles or rankings may be used by the Company as sales literature or advertising material and may include rankings that indicate the names of other variable contract separate accounts and their investment experience.

  The Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                           ACCUMULATION UNIT VALUES
         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                       THE NEW ENGLAND VARIABLE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                  BACK BAY
                  ADVISORS
                   MONEY
                   MARKET
                    SUB-
                  ACCOUNT
                  --------
                  9/29/88*  1/1/89     1/1/90     1/1/91     1/1/92     1/1/93     1/1/94     1/1/95     1/1/96     1/1/97
                     TO       TO         TO         TO         TO         TO         TO         TO         TO         TO
                  12/31/88 12/31/89   12/31/90   12/31/91   12/31/92   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97
                  -------- --------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......    1.384      1.408      1.518      1.620      1.697      1.738      1.766      1.811      1.889      1.959
2. Accumulation
   Unit Value at
   end of
   period.......    1.408      1.518      1.620      1.697      1.738      1.766      1.811      1.889      1.959      2.036
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  915,605  7,661,069 21,629,006 26,332,938 26,759,532 25,016,975 30,220,356 33,015,018 33,412,517 26,785,902
                    1/1/98     1/1/99
                      TO         TO
                   12/31/98   12/31/99
                  ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......       2.036      2.114
2. Accumulation
   Unit Value at
   end of
   period.......       2.114      2.190
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  33,716,959 36,481,209

                  BACK BAY
                  ADVISORS
                    BOND
                   INCOME
                    SUB-
                  ACCOUNT
                  --------
                  10/5/88*  1/1/89     1/1/90     1/1/91     1/1/92     1/1/93     1/1/94     1/1/95     1/1/96     1/1/97
                     TO       TO         TO         TO         TO         TO         TO         TO         TO         TO
                  12/31/88 12/31/89   12/31/90   12/31/91   12/31/92   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97
                  -------- --------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......    1.631      1.634      1.810      1.930      2.247      2.398      2.664      2.540      3.037      3.134
2. Accumulation
   Unit Value at
   end of
   period.......    1.634      1.810      1.930      2.247      2.398      2.664      2.540      3.037      3.134      3.429
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  299,002  4,287,540 10,139,527 17,797,335 28,871,719 41,939,487 41,657,182 42,231,987 41,138,874 37,260,367
                                         SALOMON
                                        BROTHERS
                                        STRATEGIC
                                           BOND
                                       OPPORTUNITIES
                                        SUB-ACCOUNT
                                        -----------
                    1/1/98     1/1/99    10/31/94*    1/1/95*    1/1/96     1/1/97     1/1/98     1/1/99
                      TO         TO         TO          TO         TO         TO         TO         TO
                   12/31/98   12/31/99   12/31/94    12/31/95   12/31/96   12/31/97   12/31/98   12/31/99
                  ---------- ---------- ------------ --------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......       3.429      3.689       1.000       0.984      1.159      1.307      1.433      1.442
2. Accumulation
   Unit Value at
   end of
   period.......       3.689      3.622       0.984       1.159      1.307      1.433      1.442      1.443
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  38,630,894 32,707,422   1,124,133   6,132,563 15,034,554 23,074,669 24,945,159 20,278,882

-----

* Date these sub-accounts were first available.

                   SALOMON
                   BROTHERS                                                      BACK BAY
                     U.S.                                                        ADVISORS
                  GOVERNMENT                                                      MANAGED
                     SUB-                                                          SUB-
                   ACCOUNT                                                       ACCOUNT**
                  ----------                                                     ---------
                  10/31/94*   1/1/95    1/1/96    1/1/97     1/1/98     1/1/99   9/21/88*   1/1/89     1/1/90     1/1/91
                      TO        TO        TO        TO         TO         TO        TO        TO         TO         TO
                   12/31/94  12/31/95  12/31/96  12/31/97   12/31/98   12/31/99  12/31/88  12/31/89   12/31/90   12/31/91
                  ---------- --------- --------- --------- ---------- ---------- --------- --------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......     1.000       1.004     1.139     1.161      1.242      1.319    1.042      1.063      1.250      1.272
2. Accumulation
   Unit Value at
   end of
   period.......     1.004       1.139     1.161     1.242      1.319      1.304    1.063      1.250      1.272      1.508
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......   910,020   4,495,184 5,785,148 8,616,135 12,796,204 10,314,952  731,349  9,179,207 18,099,540 26,478,398

                    1/1/92     1/1/93     1/1/94     1/1/95     1/1/96     1/1/97     1/1/98     1/1/99
                      TO         TO         TO         TO         TO         TO         TO         TO
                   12/31/92   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99
                  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......       1.508      1.588      1.733      1.691      2.190      2.485      3.103      3.664
2. Accumulation
   Unit Value at
   end of
   period.......       1.588      1.733      1.691      2.190      2.485      3.103      3.664      3.975
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  41,588,546 60,696,659 61,961,278 56,145,463 52,130,165 48,490,618 42,358,784 37,391,028

                                                                                         ALGER
                                                                                        EQUITY
                      BALANCED                                                          GROWTH
                        SUB-                                                             SUB-
                       ACCOUNT                                                          ACCOUNT
                      ---------                                                        ---------
                      10/31/94    1/1/95    1/1/96*     1/1/97     1/1/98     1/1/99   10/31/94*   1/1/95     1/1/96     1/1/97
                         TO         TO         TO         TO         TO         TO        TO         TO         TO         TO
                      12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99  12/31/94   12/31/95   12/31/96   12/31/97
                      --------- ---------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ----------
1. Accumulation Unit
   Value at
   beginning of
   period.......          1.000      0.997      1.227      1.415      1.622      1.747     1.000      0.956      1.402      1.566
2. Accumulation
   Unit Value at
   end of
   period.......          0.997      1.227      1.415      1.622      1.747      1.636     0.956      1.402      1.566      1.941
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......      1,736,189 10,987,597 20,107,324 28,677,041 30,824,135 27,038,754 1,857,319 24,163,685 40,025,594 44,518,891

                        1/1/98     1/1/99
                          TO         TO
                       12/31/98   12/31/99
                      ---------- ----------
1. Accumulation Unit
   Value at
   beginning of
   period.......           1.941      2.829
2. Accumulation
   Unit Value at
   end of
   period.......           2.829      3.744
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......      49,255,773 60,072,409

                 CAPITAL
                  GROWTH
                   SUB-
                 ACCOUNT
                 --------
                 9/16/88*  1/1/89     1/1/90     1/1/91     1/1/92     1/1/93     1/1/94     1/1/95     1/1/96     1/1/97
                    TO       TO         TO         TO         TO         TO         TO         TO         TO         TO
                 12/31/88 12/31/89   12/31/90   12/31/91   12/31/92   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97
                 -------- --------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value
   at beginning
   of period....   4.645      4.612      5.950      5.666      8.608      7.978      9.050      8.298     11.300     13.496
2. Accumulation
   Unit Value
   at end of
   period.......   4.612      5.950      5.666      8.608      7.978      9.050      8.298     11.300     13.496     16.442
3. Number of
   Accumulation
   Units
   outstanding
   at end
   of period.... 439,393  5,337,778 12,591,788 21,719,884 33,645,983 40,091,665 43,592,961 41,663,900 41,363,155 40,200,592


                                         DAVIS
                                        VENTURE
                                         VALUE
                                         SUB-
                                        ACCOUNT
                                       ---------
                   1/1/98     1/1/99   10/31/94*   1/1/95     1/1/96     1/1/97     1/1/98     1/1/99
                     TO         TO        TO         TO         TO         TO         TO         TO
                  12/31/98   12/31/99  12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99
                 ---------- ---------- --------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value
   at beginning
   of period....     21.752     16.442     1.000      0.963      1.323      1.643      2.163      2.442
2. Accumulation
   Unit Value
   at end of
   period.......     24.831     21.752     0.963      1.323      1.643      2.163      2.442      2.831
3. Number of
   Accumulation
   Units
   outstanding
   at end
   of period.... 33,502,039 38,236,116 3,499,719 19,608,688 34,997,024 53,997,107 58,765,470 57,370,889

------
*  Date these sub-accounts were first available.

** These sub-accounts are only available through Contracts purchased prior to May 1, 1995.

                   HARRIS
                   OAKMARK                                                                     LOOMIS
                   MID CAP                                                                     SAYLES
                    VALUE                                                                     SMALL CAP
                    SUB-                                                                        SUB-
                   ACCOUNT                                                                     ACCOUNT
                  ---------                                                                   ---------
                  10/1/93*    1/1/94     1/1/95     1/1/96     1/1/97     1/1/98     1/1/99    5/2/94*    1/1/95     1/1/96
                     TO         TO         TO         TO         TO         TO         TO        TO         TO         TO
                  12/31/93   12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99  12/31/94   12/31/95   12/31/96
                  --------- ---------- ---------- ---------- ---------- ---------- ---------- --------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......      1.125      1.137      1.119      1.439      1.669      1.932      1.802     1.000      0.959      1.219
2. Accumulation
   Unit Value at
   end of
   period.......      1.137      1.119      1.439      1.669      1.932      1.802      1.784     0.959      1.219      1.572
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  4,515,611 15,572,344 19,773,057 24,345,379 24,035,279 21,347,155 17,151,815 2,988,971 13,533,326 26,307,748

                                                    WESTPEAK
                                                     GROWTH
                                                   AND INCOME
                                                      SUB-
                                                    ACCOUNT
                                                   ----------
                    1/1/97     1/1/98     1/1/99    10/1/93*    1/1/94     1/1/95     1/1/96     1/1/97     1/1/98     1/1/99
                      TO         TO         TO         TO         TO         TO         TO         TO         TO         TO
                   12/31/97   12/31/98   12/31/99   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99
                  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......       1.572      1.936      1.878     1.105       1.132      1.103      1.486      1.731      2.279      2.799
2. Accumulation
   Unit Value at
   end of
   period.......       1.936      1.878      2.441     1.132       1.103      1.486      1.731      2.279      2.799      3.019
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  39,442,109 40,318,239 32,700,411 3,359,317  16,092,325 21,168,965 26,104,465 30,306,103 35,514,558 35,663,197

                                                                                                            MORGAN
                                                                                                            STANLEY
                  WESTPEAK                                                                               INTERNATIONAL
                    STOCK                                                                                   MAGNUM
                    INDEX                                                                                   EQUITY
                    SUB-                                                                                     SUB-
                  ACCOUNT**                                                                                 ACCOUNT
                  ---------                                                                              -------------
                   1/1/92*    1/1/93     1/1/94     1/1/95     1/1/96     1/1/97     1/1/98     1/1/99     10/31/94*     1/1/95
                     TO         TO         TO         TO         TO         TO         TO         TO          TO           TO
                  12/31/92   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99    12/31/94     12/31/95
                  --------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......      1.592      1.644      1.780      1.775      2.398      2.898      3.788      4.781       1.000        1.024
2. Accumulation
   Unit Value at
   end of
   period.......      1.540      1.780      1.775      2.398      2.898      3.788      4.781      5.678       1.024        1.073
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  2,583,607 11,017,884 14,282,355 15,539,608 15,623,253 15,874,978 15,292,906 15,111,062   2,916,120   11,062,106

                    1/1/96     1/1/97     1/1/98     1/1/99
                      TO         TO         TO         TO
                   12/31/96   12/31/97   12/31/98   12/31/99
                  ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......       1.073      1.129      1.100      1.164
2. Accumulation
   Unit Value at
   end of
   period.......       1.129      1.100      1.164      1.431
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  16,322,862 17,243,803 16,325,447 14,501,457

                   EQUITY-
                   INCOME                                                                      OVERSEAS
                    SUB-                                                                         SUB-
                   ACCOUNT                                                                     ACCOUNT
                  ---------                                                                   ----------
                  10/1/93*    1/1/94     1/1/95     1/1/96     1/1/97     1/1/98     1/1/99    10/1/93*    1/1/94     1/1/95
                     TO         TO         TO         TO         TO         TO         TO         TO         TO         TO
                  12/31/93   12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99   12/31/93   12/31/94   12/31/95
                  --------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......      1.980      1.992      2.104      2.804      3.162      3.996      4.401      1.458      1.532      1.538
2. Accumulation
   Unit Value at
   end of
   period.......      1.992      2.104      2.804      3.162      3.996      4.401      4.617      1.532      1.538      1.664
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  5,649,743 25,852,849 38,010,655 44,037,798 45,104,192 42,926,506 37,676,846 10,878,551 43,034,544 41,273,183

                    1/1/96     1/1/97     1/1/98     1/1/99
                      TO         TO         TO         TO
                   12/31/96   12/31/97   12/31/98   12/31/99
                  ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......       1.664      1.859      2.046      2.276
2. Accumulation
   Unit Value at
   end of
   period.......       1.859      2.046      2.276      3.202
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  44,846,316 45,289,247 40,546,153 36,251,177

----
* Date these sub-accounts were first available.
**These sub-accounts are only available through Contracts purchased prior to May 1, 1995.

  Information on units and unit values is useful because they affect the calculation of Contract Values. The value of a Contract is determined by multiplying the number of Accumulation Units in each sub-account credited to the Contract by the Accumulation Unit Value of the sub-account. The Accumulation Unit Value of a sub-account depends in part on the net investment experience of the Eligible Fund in which it invests. See "Contract Value and Accumulation Unit Value" for more information.

--------------------------------------------------------------------------------

                                  APPENDIX A

                                 CONSUMER TIPS

DOLLAR COST AVERAGING

  Dollar cost averaging allows a person to take advantage of the historical long-term stock market results, assuming that they continue, although it does not guarantee a profit or protect against a loss. If an investor follows a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are surrendered, for whatever reason, will be higher than the average cost per share.

  An investor using dollar cost averaging invests the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps an investor from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If the investor has the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

  Investors contemplating the use of dollar cost averaging should consider their ability to continue the on-going purchases so that they can take advantage of periods of low price levels.

DIVERSIFICATION

  Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires of that investment a safe return because a loss may risk the entire investment. By diversifying, on the other hand, an investor can more safely take a chance that some investments will under-perform and that others will over-perform. Thus an investor can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although portions of a diversified investment may be totally lost, other portions may perform at above-average rates that more than compensate for the loss.

MISCELLANEOUS

Toll-free telephone        --A recording of daily unit values is available by
service:                   calling 1-800-333-2501.

                           --Fund transfers and changes of future purchase
                            payment allocations can be made by calling 1-800-435-4117.

Written Communications:    --All communications and inquiries regarding
                            address changes, premium payments, billing, fund transfers, surrenders, loans, maturities and any other processing matters relating to your Contract should be directed to:

                             New England Annuities
                             P.O. Box 642
                             Back Bay Annex
                             Boston, Mass 02116

                                   APPENDIX B

                                  PREMIUM TAX

  Premium tax rates are subject to change. At present the Company pays premium taxes in the following jurisdictions at the rates shown.

                                   CONTRACTS USED WITH TAX
JURISDICTION                      QUALIFIED RETIREMENT PLANS ALL OTHER CONTRACTS
------------                      -------------------------- -------------------
California.......................            0.50%                  2.35%
Maine............................              --                   2.00%
Nevada...........................              --                   3.50%
Puerto Rico......................            1.00%                  1.00%
South Dakota.....................              --                   1.25%
West Virginia....................            1.00%                  1.00%
Wyoming..........................              --                   1.00%

  See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect the Contracts.

                                  APPENDIX C

                          AVERAGE ANNUAL TOTAL RETURN

  The tables below illustrate average annual total returns for each sub-account for the periods shown, based on the actual investment experience of the sub-accounts, and the Eligible Funds during those periods. The tables do not represent what may happen in the future.

  The Variable Account was not established until July, 1987. The Contracts were not available until September, 1988. The Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series commenced operations on August 26, 1983. The Westpeak Growth and Income and Harris Oakmark Mid Cap Value (formerly the Goldman Sachs Midcap Value Series) commenced operations on April 30, 1993. The VIP Equity-Income Portfolio commenced operations on October 9, 1986, and the VIP Overseas Portfolio commenced operations on January 28, 1987. The Westpeak Stock Index and Back Bay Advisors Managed Series commenced operations on May 1, 1987. The Loomis Sayles Small Cap Series commenced operations on May 2, 1994. The other Zenith Fund Series commenced operations on October 31, 1994. The Putnam International Stock Portfolio commenced operations on May 1, 1991 and became available to Zenith Accumulator Contractholders on May 1, 2000.

  Calculations of average annual total return are based on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The figures do not reflect the effect of any premium tax charges, which apply in certain states, and which would reduce the results shown.

  The average annual total return is related to surrender value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each sub-account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The number of Accumulation Units is reduced on each Contract anniversary to reflect deduction of the annual $30 Administration Contract Charge from the Contract Value. Each such $30 deduction reduces the number of units held under the Contract by an amount equal to $30 divided by the Accumulation Unit Value on the date of the deduction. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value on December 31, 1999 to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by the portion of the $30 Administration Contract Charge which would be deducted upon surrender on December 31, 1999 to arrive at the surrender value. The average annual total return is the annual compounded rate of return which would produce the surrender value on December 31, 1999. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the surrender value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.

  Sub-account average annual total return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the sub-account through which the Eligible Fund shown is available. Fund total return adjusted for Contract charges uses the inception date of the Eligible Fund shown, and therefore may reflect periods prior to the availablity of the corresponding sub-account under the Contract. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

                    SUB-ACCOUNT AVERAGE ANNUAL TOTAL RETURN

  For purchase payment allocated to the Back Bay Advisors Money Market Series:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................. -4.87%
     5 Years.............................................................  0.19%
     10 Years............................................................  0.87%
     Since Inception of the Sub-Account..................................  1.44%

  For purchase payment allocated to the Back Bay Advisors Bond Income Series:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................  -9.94%
     5 Years............................................................   4.04%
     10 Years...........................................................   4.85%
     Since Inception of the Sub-Account.................................   5.12%

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Series:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................  -8.16%
     5 Years............................................................   4.72%
     Since Inception of the Sub-Account.................................   4.06%

  For purchase payment allocated to the Salomon Brothers U.S. Government
Series:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................  -9.35%
     5 Years............................................................   1.90%
     Since Inception of the Sub-Account.................................   1.81%

  For purchase payment allocated to the Back Bay Advisors Managed Series:*

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................   -.20%
     5 Years............................................................  15.66%
     10 Years...........................................................   9.99%
     Since Inception of the Sub-Account.................................  10.52%

  For purchase payment allocated to the Balanced Series:**

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year............................................................. -14.23%
     5 Years............................................................   7.34%
     Since Inception of the Sub-Account.................................   6.88%

  For purchase payment allocated to the Alger Equity Growth Series:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................  22.35%
     5 Years............................................................  28.52%
     Since Inception of the Sub-Account.................................  26.48%

  For purchase payment allocated to the Capital Growth Series:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................   5.15%
     5 Years............................................................  21.63%
     10 Years...........................................................  13.21%
     Since Inception of the Sub-Account.................................  14.19%

  For purchase payment allocated to the Davis Venture Value Series:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................   6.84%
     5 Years............................................................  21.27%
     Since Inception of the Sub-Account.................................  19.53%

--------

* These sub-accounts are only available through Contracts purchased prior to May 1, 1995.

** The Balanced Series' subadviser was Loomis Sayles & Company, L.P. until May
   1, 2000 when Wellington Management Company LLP became the subadviser.

  For purchase payment allocated to the Harris Oakmark Mid Cap Value Series:**

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................. -9.18%
     5 Years............................................................. -6.75%
     Since Inception of the Sub-Account..................................  4.61%

  For purchase payment allocated to the Loomis Sayles Small Cap Series:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................. 20.13%
     5 Years............................................................. 17.58%
     Since Inception of the Sub-Account.................................. 13.96%

  For purchase payment allocated to the Westpeak Growth and Income Series:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................. -0.78%
     5 Years............................................................. 19.43%
     Since Inception of the Sub-Account.................................. 14.52%

  For purchase payment allocated to the Westpeak Stock Index Series:*

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year..............................................................  9.52%
     5 Years............................................................. 23.31%
     Since Inception of the Sub-Account.................................. 14.89%

  For purchase payment allocated to the Morgan Stanley International Magnum
Equity Series:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................. 13.47%
     5 Years.............................................................  3.19%
     Since Inception of the Sub-Account..................................  3.42%

  For purchase payment allocated to the VIP Overseas Portfolio:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................. 30.28%
     5 Years............................................................. 12.31%
     Since Inception of the Sub-Account.................................. 10.09%

  For purchase payment allocated to the VIP Equity-Income Portfolio:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................. -3.60%
     5 Years............................................................. 14.09%
     Since Inception of the Sub-Account.................................. 11.66%

--------

* These sub-accounts are only available through Contracts purchased prior to May 1, 1995.

** Harris Associates L.P. became the subadviser on May 1, 2000. Prior to that time other entities served as subadvisers.

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES

  For purchase payment allocated to the Back Bay Advisors Money Market Series:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................  -4.87%
     5 Years............................................................   0.19%
     10 Years...........................................................   0.87%
     Since Inception of the Fund........................................   2.56%

  For purchase payment allocated to the Back Bay Advisors Bond Income Series:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................  -9.94%
     5 Years............................................................   4.04%
     10 Years...........................................................   4.85%
     Since Inception of the Fund........................................   6.36%

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Series:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................  -8.16%
     5 Years............................................................   4.72%
     Since Inception of the Fund........................................   4.06%

  For purchase payment allocated to the Salomon Brothers U.S. Government
Series:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................  -9.35%
     5 Years............................................................   1.90%
     Since Inception of the Fund........................................   1.81%

  For purchase payments allocated to the Back Bay Advisors Managed Series:*

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................   -.20%
     5 Years............................................................  15.66%
     10 Years...........................................................   9.99%
     Since Inception of the Fund........................................   9.31%

  For purchase payment allocated to the Balanced Series:**

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year............................................................. -14.23%
     5 Years............................................................   7.34%
     Since Inception of the Fund........................................   6.88%

--------

* These sub-accounts are only available through Contracts purchased prior to May 1, 1995.

** The Balanced Series' subadviser was Loomis Sayles & Company, L.P. until May
   1, 2000 when Wellington Management Company LLP became the subadviser.

  For purchase payment allocated to the Alger Equity Growth Series:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................. 22.35%
     5 Years............................................................. 28.52%
     Since Inception of the Fund......................................... 26.48%

  For purchase payment allocated to the Capital Growth Series:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year..............................................................  5.15%
     5 Years............................................................. 21.63%
     10 Years............................................................ 13.21%
     Since Inception of the Fund......................................... 20.90%

  For purchase payment allocated to the Davis Venture Value Series:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year..............................................................  6.84%
     5 Years............................................................. 21.27%
     Since Inception of the Fund......................................... 19.53%

  For purchase payment allocated to the Harris Oakmark Mid Cap Value Series:**

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................. -9.18%
     5 Years.............................................................  6.75%
     Since Inception of the Fund.........................................  6.30%

  For purchase payment allocated to the Loomis Sayles Small Cap Series:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................. 20.13%
     5 Years............................................................. 17.58%
     Since Inception of the Fund......................................... 13.96%

  For purchase payment allocated to the Westpeak Growth and Income Series:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................. -0.78%
     5 Years............................................................. 19.43%
     Since Inception of the Fund......................................... 15.33%

  For purchase payments allocated to the Westpeak Stock Index Series:*

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year..............................................................  9.52%
     5 Years............................................................. 23.31%
     10 Years............................................................ 13.86%
     Since Inception of the Fund......................................... 12.59%

--------

* These sub-accounts are only available through Contracts purchased prior to May 1, 1995.

** Harris Associates L.P. became the subadviser on May 1, 2000. Prior to that time, other entities served as subadviser.

  For purchase payment allocated to the Morgan Stanley International Magnum Equity Series:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................. 13.47%
     5 Years.............................................................  3.19%
     Since Inception of the Fund.........................................  3.42%

  For purchase payment allocated to the VIP Overseas Portfolio:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................. 30.28%
     5 Years............................................................. 12.31%
     10 Years............................................................  7.10%
     Since Inception of the Fund.........................................  6.79%

  For purchase payment allocated to the VIP Equity-Income Portfolio:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year.............................................................. -3.60%
     5 Years............................................................. 14.09%
     10 Years............................................................ 10.68%
     Since Inception of the Fund......................................... 10.23%

  For purchase payment allocated to the Putnam International Stock Portfolio:

                       PERIOD ENDING DECEMBER 31, 1999
                       -------------------------------
     1 Year..............................................................  5.84%
     5 Years.............................................................  1.41%
     Since Inception of the Fund.........................................  3.23%

  Information is available illustrating the impact of fund performance on annuity payouts. For examples, see "Historical Illustrations of Annuity Income Payments" and "Hypothetical Illustrations of Annuity Income Payments" in the Statement of Additional Information.

                               TABLE OF CONTENTS
                                      OF
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           Page
                                                                           -----
HISTORY...................................................................  II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS...............  II-3
PERFORMANCE COMPARISONS...................................................  II-3
CALCULATION OF PERFORMANCE DATA...........................................  II-4
NET INVESTMENT FACTOR..................................................... II-22
ANNUITY PAYMENTS.......................................................... II-22
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS...................... II-24
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........................ II-27
EXPERTS................................................................... II-30
LEGAL MATTERS............................................................. II-30
APPENDIX A................................................................ II-31
FINANCIAL STATEMENTS......................................................   F-1

  If you would like to obtain a copy of the Statement of Additional Information, please complete the request form below and mail to:

  New England Securities Corporation
  399 Boylston Street
  Boston, Massachusetts 02116


 ...............................................................................

            Please send a copy of the Statement of Additional
            Information of The New England Variable Account to:

            -------------------------------------------------------
                                     Name

            -------------------------------------------------------
                                    Street

            -------------------------------------------------------
            City                     State                      Zip

                                    RECEIPT

  This is to acknowledge receipt of a Zenith Accumulator Prospectus dated May 1, 2000.

                               ZENITH ACCUMULATOR
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                      METROPOLITAN LIFE INSURANCE COMPANY
                               ONE MADISON AVENUE
                            NEW YORK, NEW YORK 10010

                               DESIGNATED OFFICE:
                       NEW ENGLAND LIFE INSURANCE COMPANY
                              501 BOYLSTON STREET
                        BOSTON, MASSACHUSETTS 02116-3700


_____________________________________     _____________________________________
               (Date)                             (Client's Signature)

                              ZENITH ACCUMULATOR

                     Individual Variable Annuity Contracts
                                   Issued By

                      Metropolitan Life Insurance Company
                              One Madison Avenue
                           New York, New York 10010

                              Designated Office:
                      New England Life Insurance Company
                              501 Boylston Street
                          Boston, Massachusetts 02116
                                (617) 578-2000

                       SUPPLEMENT DATED MAY 1, 2000

                  TO THE PROSPECTUS DATED APRIL 30, 1999

  This supplement updates certain information in the prospectus dated April 30, 1999, describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by The New England Variable Account (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information dated May 1, 2000, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A complete prospectus dated May 1, 2000, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 399 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-365-5015.

  THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEBSITE THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION. THE ADDRESS OF THE SITE IS
HTTP://WWW.SEC.GOV.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

  THE CONTRACTS HAVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

  DURING THE FOURTH QUARTER OF 2000, WE ANTICIPATE REPLACING THE MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES WITH THE PUTNAM INTERNATIONAL STOCK PORTFOLIO, SUBJECT TO REGULATORY APPROVALS.

                                  HIGHLIGHTS

  Condensed financial information containing the accumulation unit value history appears at the end of this supplement.


                                 EXPENSE TABLE

  The purpose of the table and the examples below is to explain the various costs and expenses you will bear, directly or indirectly, as a Contract Owner. These are deducted from purchase payments, the Variable Account, or the Eligible Funds. In the examples following the table, we assume that you allocated your entire purchase payment to one sub-account, with no transfers.

                               VARIABLE ACCOUNT

CONTRACT OWNER TRANSACTION EXPENSES(1)
    Sales Charge Imposed on Purchases (as a percentage
     of Contract Value).................................           0%
    Maximum Contingent Deferred Sales Charge(2) (as a
     percentage of Contract Value)......................          6.5%
    Transfer Fee (per Contract Year)(3)................. $0 on the first twelve
                                                          $10 each thereafter
ANNUAL CONTRACT FEE
    Administration Contract Charge (per Contract)(4) ...          $30
SEPARATE ACCOUNT ANNUAL EXPENSES(5)
(as percentage of average net assets)
    Mortality and Expense Risk Charge...................           .95%
    Administration Asset Charge.........................           .40%
                                                                  ----
        Total Separate Account Annual Expenses..........          1.35%

                            NEW ENGLAND ZENITH FUND

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999
 (AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER CURRENT EXPENSE CAP OR EXPENSE DEFERRAL)(6)

                                              SALOMON
                         BACK BAY BACK BAY   BROTHERS     SALOMON
                         ADVISORS ADVISORS   STRATEGIC    BROTHERS  BACK BAY
                          MONEY     BOND       BOND         U.S.    ADVISORS           ALGER EQUITY CAPITAL
                          MARKET   INCOME  OPPORTUNITIES GOVERNMENT  MANAGED  BALANCED    GROWTH    GROWTH
                          SERIES   SERIES     SERIES       SERIES   SERIES(7)  SERIES     SERIES    SERIES
                         -------- -------- ------------- ---------- --------- -------- ------------ -------
Management Fee..........   .35%     .40%        .65%        .55%       .50%     .70%       .75%       .62%
Other Expenses..........   .05%     .08%        .16%        .15%       .08%     .07%       .05%       .04%
                           ---      ---         ---         ---        ---      ---        ---        ---
 Total Series Operating
  Expenses..............   .40%     .48%        .81%        .70%       .58%     .77%       .80%       .66%

                    HARRIS  LOOMIS
             DAVIS  OAKMARK SAYLES  WESTPEAK  WESTPEAK  MORGAN STANLEY
            VENTURE MID CAP SMALL    GROWTH     STOCK   INTERNATIONAL
             VALUE   VALUE   CAP   AND INCOME   INDEX   MAGNUM EQUITY
            SERIES  SERIES  SERIES   SERIES   SERIES(7)     SERIES
            ------- ------- ------ ---------- --------- --------------
Management
 Fee.......   .75%    .75%    .90%    .68%       .25%         .90%
Other Ex-
 penses....   .06%    .13%    .10%    .06%       .10%         .40%
              ---     ---    ----     ---        ---         ----
  Total Se-
   ries Op-
   erating
   Expenses.  .81%    .88%   1.00%    .74%       .35%        1.30%

                      METROPOLITAN SERIES FUND, INC.

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)(8)

                                                                      PUTNAM
                                                                   INTERNATIONAL
                                                                       STOCK
                                                                     PORTFOLIO
                                                                   -------------
Management Fee....................................................      .90%
Other Expenses....................................................      .22%

                                                                       ----
  Total Portfolio Operating Expenses..............................     1.12%

--------
* Availability of this Portfolio is subject to any necessary state insurance department approvals.

                     VARIABLE INSURANCE PRODUCTS FUND

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999
 (AS A PERCENTAGE OF AVERAGE NET ASSETS PRIOR TO EXPENSE REDUCTIONS)(9)

                                                                          VIP
                                                                VIP     EQUITY-
                                                             OVERSEAS   INCOME
                                                             PORTFOLIO PORTFOLIO
                                                             --------- ---------
Management Fee..............................................    .73%      .48%
Other Expenses..............................................    .18%      .09%
                                                                ---       ---
  Total Portfolio Operating Expenses........................    .91%      .57%

--------

EXAMPLE (NOTE: The examples below are hypothetical. Although we base them on the expenses shown in the expense table above, the examples are not representations of past or future performance or expenses. Actual performance and/or expenses may be more or less than shown.(10)) For purchase payments allocated to each of the Series indicated:

  You would pay the following direct and
   indirect expenses on a $1,000 purchase
   payment assuming 1) 5% annual return on the underlying Series and 2) that a contingent deferred sales charge would apply at the end of each time period because you either surrender your Contract or elect to annuitize under a non-life contingency option:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Back Bay Advisors Money Market............  $78.78 $111.38 $145.42 $224.90
     Back Bay Advisors Bond Income.............   79.53  113.69  149.34  233.24
     Salomon Brothers Strategic Bond Opportuni-
      ties.....................................   82.65  123.17  165.35  266.84
     Salomon Brothers U.S. Government..........   81.61  120.02  160.05  255.77
     Back Bay Advisors Managed.................   80.48  116.57  154.23  243.55
     Balanced..................................   82.28  122.02  163.43  262.84
     Alger Equity Growth.......................   82.56  122.87  164.87  265.84
     Capital Growth............................   81.23  118.87  158.11  251.72
     Davis Venture Value.......................   82.65  123.17  165.35  266.84
     Harris Oakmark Mid Cap Value..............   83.31  125.17  168.72  273.82
     Loomis Sayles Small Cap...................   84.44  128.57  174.45  285.65
     Westpeak Growth and Income................   81.98  121.16  161.98  259.81
     Westpeak Stock Index......................   78.31  109.93  142.96  219.66
     Morgan Stanley International Equity.......   87.25  137.06  188.63  314.56

  You would pay the following direct and
   indirect expenses on a $1,000 purchase
   payment assuming 1) 5% annual return on the underlying Series and 2) that no contingent deferred sales charge would apply at the end of each time period because you either do not surrender your Contract or you elect to annuitize under a variable life contingency option(11):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Back Bay Advisors Money Market............  $18.46 $ 57.12 $ 98.22 $212.68
     Back Bay Advisors Bond Income.............   19.26   59.56  102.33  221.11
     Salomon Brothers Strategic Bond Opportuni-
      ties.....................................   22.58   69.57  119.11  255.11
     Salomon Brothers U.S. Government..........   21.47   66.24  113.55  243.91
     Back Bay Advisors Managed.................   20.27   62.60  107.45  231.54
     Balanced..................................   22.18   68.36  117.10  251.06
     Alger Equity Growth.......................   22.48   69.26  118.61  254.10
     Capital Growth............................   21.07   65.03  111.52  239.81
     Davis Venture Value.......................   22.58   69.57  119.11  255.11
     Harris Oakmark Mid Cap Value..............   23.28   71.68  122.64  262.17
     Loomis Sayles Small Cap...................   24.48   75.28  128.65  274.14
     Westpeak Growth and Income................   21.87   67.45  115.58  248.00
     Westpeak Stock Index......................   17.96   55.59   95.64  207.38
     Morgan Stanley International Equity.......   27.47   84.24  143.51  303.39

EXAMPLE (NOTE: THE EXAMPLES BELOW ARE HYPOTHETICAL. ALTHOUGH WE BASE THEM ON THE EXPENSES SHOWN IN THE EXPENSE TABLE ABOVE, THE EXAMPLES ARE NOT REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES. ACTUAL PERFORMANCE AND/OR EXPENSES MAY BE MORE OR LESS THAN SHOWN.(10)) FOR PURCHASE PAYMENTS ALLOCATED TO THE PORTFOLIO INDICATED:

  You would pay the following direct and indi-rect expenses on a $1,000 purchase payment assuming 1) 5% annual return on the under-lying Portfolio and 2) that a contingent de-ferred sales charge would apply at the end of each time period because you either sur-render your Contract or elect to annuitize under a non-life contingency option:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Putnam International Stock Portfolio....... $85.57 $131.97 $180.15 $297.33

  You would pay the following direct and
   indirect expenses on a $1,000 purchase
   payment assuming 1) 5% annual return on the underlying Portfolio and 2) that no contingent deferred sales charge would apply at the end of each time period because you either do not surrender your Contract or you elect to annuitize under a variable life contingency option(11):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Putnam International Stock Portfolio....... $25.68 $ 78.87 $134.62 $285.96

EXAMPLE (NOTE: THE EXAMPLES BELOW ARE HYPOTHETICAL. ALTHOUGH WE BASE THEM ON THE EXPENSES SHOWN IN THE EXPENSE TABLE ABOVE, THE EXAMPLES ARE NOT REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES. ACTUAL PERFORMANCE AND/OR EXPENSES MAY BE MORE OR LESS THAN SHOWN.(10)) FOR PURCHASE PAYMENTS ALLOCATED TO EACH OF THE PORTFOLIOS INDICATED

  You would pay the following direct and indi-rect expenses on a $1,000 purchase payment assuming 1) 5% annual return on the under-lying Portfolio and 2) that a contingent de-ferred sales charge would apply at the end of each time period because you either sur-render your Contract or elect to annuitize under a non-life contingency option:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     VIP Overseas Portfolio..................... $83.59 $126.02 $170.15 $276.80
     VIP Equity-Income Portfolio................  80.39  116.29  153.74  242.53

  You would pay the following direct and
   indirect expenses on a $1,000 purchase
   payment assuming 1) 5% annual return on the underlying Portfolio and 2) that no contingent deferred sales charge would apply at the end of each time period because you either do not surrender your Contract or you elect to annuitize under a variable life contingency option(11):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     VIP Overseas Portfolio..................... $23.58  $72.58 $124.14 $265.18
     VIP Equity-Income Portfolio................  20.17   62.30  106.94  230.51

--------
NOTES:
 (1) Premium tax charges are not shown. They range from 0% (in most states) to 3.5% of Contract Value (or if applicable purchase payments).

 (2) We calculate the applicable Contingent Deferred Sales Charge as a percentage of Contract Value. The maximum possible charge, as a percentage of Contract Value, occurs in the first Contract Year and reduces after each Contract Year to 0% by the eleventh Contract Year.
 (3) We reserve the right to impose a charge of $10 on each transfer in excess of four per year.
 (4)  We do not impose this charge after annuitization.
 (5) We do not impose these charges on the Fixed Account or after annuitization if annuity payments are made on a fixed basis.
 (6) Without the applicable expense cap or expense deferral arrangement (described below), Total Series Operating Expenses for the year ended December 31, 1999 would have been: Salomon Brothers U.S. Government Series, .72%. In 1999, the management fee for the Loomis Sayles Small Cap Series was 1.00%, and Total Series Operating Expenses were capped at 1.00%. Without the expense cap, Total Series Operating Expenses would have been 1.10%.

    Our affiliate, New England Investment Management, Inc., is the investment adviser for the series of the Zenith Fund except for the Capital Growth Series. New England Investment Management voluntarily limits the expenses (other than brokerage costs, interest, taxes or extra-ordinary expenses)
    of certain series with either an expense cap or expense deferral arrangement. Under the expense cap, New England Investment Management bears expenses of the Loomis Sayles Small Cap Series that exceed 1.00% of average daily net assets. Under the expense deferral agreement, New
    England Investment Management bears expenses which exceed a certain limit, in the year the series incurs them and charges those expenses to the series in a future year if actual expenses of the series are below the limit. The limit on expenses for these Series are: .90% of average daily net assets for the Harris Oakmark Mid Cap Value, MFS Investors and MFS Research Managers Series; .70% of average daily net assets for the Salomon Brothers U.S. Government Series; and 1.30% of average daily net assets for Morgan Stanley International Magnum Equity Series. New England Investment Management may end these expense limits at any time.
 (7) The Westpeak Stock Index Series and the Back Bay Advisors Managed Series are not Eligible Funds for Contracts purchased after May 1, 1995.
 (8)  Metropolitan Life Insurance Company ("MetLife") is the investment adviser for the Portfolios of the Metropolitan Fund. The Portfolios pay investment management fees to MetLife and also bear other expenses.
 (9) Total annual expenses do not reflect certain expense reductions due to directed brokerage arrangements and custodian interest credits. If we included these reductions, total annual expenses would have been .56%
      for VIP Equity-Income Portfolio and .87% for VIP Overseas Portfolio.
    The investment adviser for VIP is Fidelity Management & Research Company ("FMR").
(10)  In these examples, the average Administration Contract Charge of .07%
      has been used. (See (4), above.)
(11) The same would apply if you elect to annuitize under a fixed life contingency option unless your Contract has been in effect less than five years, in which case the expenses shown in the first three columns of the preceding example would apply. (See "Contingent Deferred Sales Charge.")
-------------------------------------------------------------------------------

                                  THE COMPANY

  The Company is a life insurance company and wholly-owned subsidiary of MetLife, Inc., a publicly traded company, whose principal office is at One Madison Avenue, New York, N.Y. 10010. The Company was organized in 1868 under the laws of the State of New York and has engaged in the life insurance business under its present name since 1868. It operates as a life insurance company in all 50 states, the District of Columbia, Puerto Rico and all provinces of Canada. The Company has approximately $420 billion of assets under management as of December 31, 1999 on a pro forma basis, including the acquisition of GenAmerica Corp.

  New England Life Insurance Company ("NELICO"), a subsidiary of the Company, provides administrative services for the Contracts and the Variable Account pursuant to an administrative services agreement with the Company. These administrative services include maintenance of Contract Owner records and accounting, valuation, regulatory and reporting services. NELICO, located at 501 Boylston Street, Boston, Massachusetts 02116, is the Company's Designated Office for receipt of Purchase Payments, loan repayments, requests and elections, and communications regarding death of the Annuitant, as further described below.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

  Purchase payments applied to the Variable Account will be invested in one or more of the Eligible Funds listed below, at net asset value without deduction of any sales charge, in accordance with the selection you make in your application. You may change your selection of Eligible Funds for future purchase payments at any time without charge. (See "Requests and Elections.") You also may transfer previously invested amounts among the Eligible Funds, subject to certain conditions. (See "Transfer Privilege.") Your Contract Value may be distributed among no more than 10 accounts (including the Fixed Account) at any time. The Company reserves the right to add or remove Eligible Funds from time to time as investments for the Variable Account. See "Substitution of Investments."

  The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same subadviser. The investment results of the Eligible Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

NEW ENGLAND ZENITH FUND: Currently, there are twelve Series of the New England Zenith Fund that are Eligible Funds under the Contracts offered by this prospectus. TWO ADDITIONAL SERIES, THE BACK BAY ADVISORS MANAGED SERIES AND THE WESTPEAK STOCK INDEX SERIES, DESCRIBED BELOW, ARE ELIGIBLE FUNDS ONLY FOR CONTRACTS ISSUED BEFORE MAY 1, 1995.

BACK BAY ADVISORS MONEY MARKET SERIES

  The Back Bay Advisors Money Market Series investment objective is the highest possible level of current income consistent with preservation of capital. An investment in the Money Market Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Series seeks to maintain a net asset value of $100 per share, it is possible to lose money by investing in the Money Market Series.

BACK BAY ADVISORS BOND INCOME SERIES

  The Back Bay Advisors Bond Income Series investment objective is a high level of current income consistent with protection of capital.

SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES

  The Salomon Brothers Strategic Bond Opportunities Series investment objective is a high level of total return consistent with preservation of capital.

SALOMON BROTHERS U.S. GOVERNMENT SERIES

  The Salomon Brothers U.S. Government Series investment objective is a high level of current income consistent with preservation of capital and maintenance of liquidity.

BACK BAY ADVISORS MANAGED SERIES

  The Back Bay Advisors Managed Series investment objective is a favorable total return through investment in a diversified portfolio.

BALANCED SERIES (FORMERLY LOOMIS SAYLES BALANCED SERIES)

  The Balanced Series investment objective is long-term total return from a combination of capital appreciation and current income.

ALGER EQUITY GROWTH SERIES

  The Alger Equity Growth Series investment objective is long-term capital appreciation.

CAPITAL GROWTH SERIES

  The Capital Growth Series investment objective is the long-term growth of capital through investment primarily in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

DAVIS VENTURE VALUE SERIES

  The Davis Venture Value Series investment objective is growth of capital.

HARRIS OAKMARK MID CAP VALUE SERIES (FORMERLY GOLDMAN SACHS MIDCAP VALUE
SERIES)

  The Harris Oakmark Mid Cap Value Series investment objective is long-term capital appreciation.

LOOMIS SAYLES SMALL CAP SERIES

  The Loomis Sayles Small Cap Series investment objective is long-term capital growth from investments in common stocks or their equivalents.

WESTPEAK GROWTH AND INCOME SERIES

  The Westpeak Growth and Income Series investment objective is long-term total return through investment in equity securities.

WESTPEAK STOCK INDEX SERIES

  The Westpeak Stock Index Series investment objective is investment results that correspond to the composite price and yield performance of the S&P 500 Index.

MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES

  The Morgan Stanley International Magnum Equity Series investment objective is long-term capital appreciation through investment primarily in international equity securities. In addition to the risks associated with equity securities generally, foreign securities present additional risks.

  WE INTEND TO SUBSTITUTE SHARES OF THE METROPOLITAN PUTNAM INTERNATIONAL STOCK PORTFOLIO FOR SHARES OF THIS ELIGIBLE FUND ONCE WE RECEIVE NECESSARY REGULATORY APPROVALS (CURRENTLY ANTICIPATED DURING THE FOURTH QUARTER OF
2000).

METROPOLITAN SERIES FUND, INC.: Currently, there is one Portfolio of the Metropolitan Fund that is an Eligible Fund under the Contracts.

PUTNAM INTERNATIONAL STOCK PORTFOLIO*

  The Putnam International Stock Portfolio's investment objective is long-term growth of capital.

VARIABLE INSURANCE PRODUCTS FUND: Currently, there are two Portfolios of VIP that are Eligible Funds under the Contracts.

VIP OVERSEAS PORTFOLIO

  The VIP Overseas Portfolio seeks long-term growth of capital. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

VIP EQUITY-INCOME PORTFOLIO

  The VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.

--------

* Availability of this Portfolio is subject to any necessary state insurance department approvals.

INVESTMENT ADVICE

  The Capital Growth Series receives investment advice from Capital Growth Management Limited Partnership ("CGM"), an affiliate of NELICO. NEIM, which is an indirect, wholly-owned subsidiary of NELICO, is the investment adviser for the remaining series of the Zenith Fund. The chart below shows the sub-adviser for each series of the Zenith Fund. NEIM, CGM and each sub-adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

Series                                                  Sub-Adviser
------                                                  -----------
Back Bay Advisors Money Market Series  Back Bay Advisors, L.P.*
Back Bay Advisors Bond Income Series   Back Bay Advisors, L.P.*
Salomon Brothers Strategic Bond
 Opportunities Series                  Salomon Brothers Asset Management Inc***
Salomon Brothers U.S. Government
 Series                                Salomon Brothers Asset Management Inc
Back Bay Advisors Managed Series       Back Bay Advisors, L.P.*
Balanced Series                        Wellington Management Company, LLP.
Alger Equity Growth Series             Fred Alger Management, Inc.
Davis Venture Value Series             Davis Selected Advisers, L.P.**
Harris Oakmark Mid Cap Value Series    Harris Associates L.P.*
Loomis Sayles Small Cap Series         Loomis, Sayles & Company, L.P.*
Westpeak Growth and Income Series      Westpeak Investment Advisors, L.P.*
Westpeak Stock Index Series            Westpeak Investment Advisors, L.P.*
Morgan Stanley International Equity    Morgan Stanley Dean Witter Investment
 Series                                 Management Inc.

--------
*   An affiliate of NELICO
** Davis Selected may also delegate any of its responsibilities to Davis Selected Advisers-NY, Inc., a wholly-owned subsidiary of Davis Selected.

*** In connection with Salomon Brothers Asset Management's service as sub-adviser to the Strategic Bond Opportunities Series, Salomon Brothers' London-based affiliate, Salomon Brothers Asset Management Limited, provides certain sub-advisory services to Salomon Brothers Asset Management Inc.

  In the case of the Back Bay Advisors Money Market Series, Back Bay Advisors Bond Income Series, Back Bay Advisors Managed Series, Westpeak Stock Index Series, Westpeak Growth and Income Series, Harris Oakmark Mid Cap Value Series, and Loomis Sayles Small Cap Series, New England Investment Management became the adviser on May 1, 1995. The Harris Oakmark Mid Cap Value Series' subadviser was Loomis, Sayles until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser. Harris Associates became the sub-adviser on May 1, 2000. The Balanced Series' sub-adviser was Loomis, Sayles until May 1, 2000, when Wellington Management Company became the subadviser.

  More complete information on each Series of the Zenith Fund is contained in the attached New England Zenith Fund prospectus, which you should read carefully before investing, as well as in the New England Zenith Fund's Statement of Additional Information, which may be obtained free of charge by writing to New England Securities, 399 Boylston St., Boston, Massachusetts, 02116 or telephoning 1-800-356-5015.

  MetLife is the investment adviser for the Metropolitan Series Fund Portfolio. Putnam Investment Management, Inc. is the sub-investment manager of the Putnam International Stock Portfolio. For more information regarding the investment adviser and sub-investment manager of the Metropolitan Series Fund Portfolio, see the Metropolitan Series Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.

  The VIP Overseas Portfolio and the VIP Equity-Income Portfolio receive investment advice from Fidelity Management & Research Company. More complete information on the VIP Equity-Income and VIP Overseas Portfolios of the Variable Insurance Products Fund is contained in the attached prospectus of that Fund, which you should read carefully before investing, as well as in the Variable Insurance Products Fund's Statement of Additional Information, which may be obtained free of charge by writing to Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts, 02109 or telephoning 1-800-356-5015.

  You can also get information about the Zenith Fund, Metropolitan Fund or the VIP Fund (including a copy of the SAI) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

  An investment adviser or affiliates thereof may compensate NELICO and/or certain affiliates for administrative, distribution, or other services relating to Eligible Funds. This compensation is based on assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. Some advisers and/or affiliates may pay us more than others. New England Securities may also receive brokerage commissions on securities transactions initiated by an investment adviser.

SUBSTITUTION OF INVESTMENTS

  If investment in the Eligible Funds or a particular Series or Portfolio is no longer possible or in the judgment of the Company becomes inappropriate for the purposes of the Contract or for any other reason in our sole discretion, the Company may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, at any time in our sole discretion.

TRANSFER PRIVILEGE

  Add this information to the first paragraph.

  Currently, the Company intends to allow one additional transfer, for policy credits the Company has applied to the Back Bay Advisors Money Market Series pursuant to the demutualization plan.

  The Metropolitan Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the prospectus of this Eligible Fund for more details.

                RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

  The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

    1. Plans qualified under Section 401(a), 401(k), or 403(a) of the Code ("Qualified Plans") (At this time, the Contracts are only available on a limited basis to plans qualified under Section 401(k). Contracts are not being offered to 401(k) plans unless such plans already own Contracts on participants.);

    2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA. (The Contracts are no longer being offered through TSA Plans that are subject to ERISA.);

    3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"). SARSEPs are only allowed if owned prior to January 1, 1999;

    4. Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). (In some states Roth IRAs are available under this Contract only if you have an existing IRA.)

    5. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

    6. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

  An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. At this time, the Contracts are not being offered to plans qualified under Section 401(k) of the Code unless such plans already own Contracts on participants, and are no longer being offered through TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for 401(k) plans or TSA Plans subject to ERISA. Accordingly, the Contract should NOT BE PURCHASED FOR USE WITH SUCH PLANS.

  For any tax qualified account e.g. 401(k) plan or IRA, the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

  A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under the heading "Special Rules for Annuities Purchased for Annuitants Under Retirement Plans Qualifying for Tax Benefited Treatment." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

  In the case of certain TSA Plans under Section 403(b)(1) of the Code, IRAs purchased under Section 408(b) of the Code and Roth IRAs under Section 408A of the Code, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

                           FEDERAL INCOME TAX STATUS

  The following discussion is intended as a general description of the Federal income tax aspects of the Contracts. It is not intended as tax advice. For more complete information, you should consult a qualified tax advisor.

TAX STATUS OF THE COMPANY AND THE VARIABLE ACCOUNT

  The Company is taxed as a life insurance company under the Code. The Variable Account and its operations are part of the Company's total operations and are not taxed separately. Under current law no taxes are payable by the Company on the investment income and capital gains of the Variable Account. Such income and gains will be retained in the Variable Account and will not be taxable until received by the Annuitant or the Beneficiary in the form of annuity payments or other distributions.

  The Contracts provide that the Company may make a charge against the assets of the Variable Account as a reserve for taxes which may relate to the operations of the Variable Account.

TAXATION OF THE CONTRACTS

  The variable annuity contracts described in this prospectus are considered annuity contracts the taxation of which is governed by the provisions of
Section 72 of the Code. As a general proposition, Contract Owners are not subject to current taxation on increases in the value of the Contracts resulting from earnings or gains on the underlying mutual fund shares until they are received by the Annuitant or Beneficiary in the form of distributions or annuity payments. (Exceptions to this rule are discussed below under "Special Rules for Annuities Used by Individuals or with Plans and Trusts Not Qualifying Under the Code for Tax Benefited Treatment.")

  Under the general rule of Section 72, to the extent there is an "investment" in the Contract, a portion of each annuity payment is excluded from gross income as a return of such investment. The balance of each annuity payment is includible in gross income and taxable as ordinary income. Once the "investment" in a contract has been fully recovered, the entire amount of each annuity payment is includible in gross income and taxable as ordinary income. In general, earnings on all contributions to the Contract and contributions made to a Contract which are deductible by the contributor will not constitute an "investment" in the Contract under Section 72.

(A) SPECIAL RULES FOR ANNUITIES PURCHASED FOR ANNUITANTS UNDER RETIREMENT PLANS QUALIFYING FOR TAX BENEFITED TREATMENT

  Set forth below is a summary of the Federal tax laws applicable to contributions to, and distributions from, retirement plans that qualify for Federal tax benefits. Such plans are defined above under the heading "Retirement Plans Offering Federal Tax Benefits." You should understand that the following summary does not include everything you need to know regarding such tax laws.

  The Code provisions and the rules and regulations thereunder regarding retirement trusts and plans, the documents which must be prepared and executed and the requirements which must be met to obtain favorable tax treatment for them are very complex. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. An Owner's rights under this Contract may be limited by the terms of the retirement plan with which it is used. A person contemplating the purchase of a Contract for use with a retirement plan qualifying for tax benefited treatment under the Code should consult a qualified tax advisor as to all applicable Federal and state tax aspects of the Contracts and, if applicable, as to the suitability of the Contracts as investments under ERISA.

(i) Plan Contribution Limitations

  Statutory limitations on contributions to retirement plans that qualify for federal tax benefits may limit the amount of money that may be contributed to the Contract in any Contract Year. Any purchase payments attributable to such contributions may be tax deductible to the employer and are not currently taxable to the Annuitants for whom the Contracts are purchased. The contributions to the Contract and any increase in Contract Value attributable to such contributions are not subject to taxation until payments from the Contract are made to the Annuitant or his/her Beneficiaries.

TSA PLANS

  Purchase payments attributable to TSA Plans are not includible within the Annuitant's income to the extent such purchase payments do not exceed certain statutory limitations, including the "exclusion allowance." The exclusion allowance is a calculation which takes into consideration the Annuitant's includible compensation, number of years of service, and prior years of contributions. For more information, the Annuitant should obtain a copy of IRS Publication 571 on TSA Programs for Employees of Public Schools and Certain Tax Exempt Organizations WHICH WILL BETTER ASSIST THE ANNUITANT IN CALCULATING THE EXCLUSION ALLOWANCE AND OTHER LIMITATIONS TO WHICH HE OR SHE MAY BE SUBJECT FOR ANY GIVEN TAX YEAR. ANY PURCHASE PAYMENTS ATTRIBUTABLE TO PERMISSIBLE CONTRIBUTIONS UNDER CODE SECTION 403(B) (AND EARNINGS THEREON) ARE NOT TAXABLE TO THE ANNUITANT UNTIL AMOUNTS ARE DISTRIBUTED FROM THE CONTRACT. HOWEVER, THESE PAYMENTS MAY BE SUBJECT TO FICA (SOCIAL SECURITY) AND MEDICARE TAXES.

IRAS, SEPS, SARSEPS

  The maximum tax deductible purchase payment which may be contributed each year to an IRA is the lesser of $2,000 or 100 percent of includible compensation if the taxpayer is not covered under an employer plan. A spousal IRA is available if the taxpayer and spouse file a joint return and the spouse is not yet age 70 1/2. The maximum tax deductible purchase payment which a taxpayer may make to a spousal IRA is $2,000. If covered under an employer plan, taxpayers are permitted to make deductible purchase payments; however, for 2000, the deductions are phased out and eventually eliminated, on a pro rata basis, for adjusted gross income between $32,000 and $42,000 for an individual, between $52,000 and $62,000 for the covered spouse of a married couple filing jointly, between $150,000 and $160,000 for the non-covered spouse of a married couple filing jointly, and between $0 and $10,000 for a married person filing separately. A taxpayer may also make nondeductible purchase payments. However, the total of deductible and nondeductible purchase payments may not exceed the limits described above for deductible payments. An IRA is also the vehicle that receives contributions to SEPs and SARSEPs. Maximum contributions (including elective deferrals) to SEPs and SARSEPs are currently limited to the lesser of 15% of compensation (generally up to $170,000 for 2000) or $30,000. For more information concerning the contributions to IRAs, SEPs and SARSEPs, you should obtain a copy of IRS Publication 590 on Individual Retirement Accounts. IN ADDITION TO THE ABOVE, AN INDIVIDUAL MAY MAKE A "ROLLOVER" CONTRIBUTION INTO AN IRA WITH THE PROCEEDS OF CERTAIN DISTRIBUTIONS (AS DEFINED IN THE CODE) FROM A QUALIFIED PLAN.

ROTH IRAS

  In some states Roth IRAs are available under this Contract, subject to the following limitations.

  Eligible individuals can contribute to a Roth IRA. Contributions to a Roth IRA are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. The maximum purchase payment which may be contributed each year to a Roth IRA is the lesser of $2,000 or 100 percent of includible compensation. A spousal Roth IRA is available if the taxpayer and spouse file a joint return. The maximum purchase payment that a taxpayer may make to a spousal Roth IRA is $2,000. Except in the case of a rollover or a transfer, no more than $2,000 can be contributed in aggregate to all IRAs and Roth IRAs of either spouse during any tax year. The Roth IRA contribution may be limited to less than $2,000 depending on the taxpayer's adjusted gross income ("AGI"). The maximum contribution begins to phase out if the taxpayer is single and the taxpayer's AGI is more than $95,000 or if the taxpayer is married and files a joint tax return and the taxpayer's AGI is more than $150,000. The taxpayer may not contribute to a Roth IRA if the taxpayer's AGI is over $110,000 (if the taxpayer is single), $160,000 (if the taxpayer is married and files a joint tax return), or $10,000 (if the taxpayer is married and files separate tax returns). You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. To use the Contract in connection with a Roth IRA, you must have an existing Contract that was issued in connection with an IRA.

SECTION 457 PLANS

  Generally, under a Section 457 Plan, an employee or executive may defer income under a written agreement in an amount equal to the lesser of 33 1/3% of includible compensation or $8,000. The amounts so deferred (including earnings thereon) by an employee or executive electing to contribute to a
Section 457 Plan are includible in gross income only in the tax year in which such amounts are paid or made available to that employee or executive or his/her Beneficiary. With respect to a Section 457 Plan for a nonprofit organization other than a governmental entity, (i) once contributed to the plan, any Contracts purchased with employee contributions remain the sole property of the employer and may be subject to the general creditors of the employer and (ii) the employer retains all ownership rights to the Contract including voting and redemption rights which may accrue to the Contract(s) issued under the plan. The plans may permit participants to specify the form of investment for their deferred compensation account. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 Plan obligations.

QUALIFIED PLANS

  Code section 401(a) permits employers to establish various types of retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

(ii) Distributions from the Contract

MANDATORY WITHHOLDING ON CERTAIN DISTRIBUTIONS

  Distributions called "eligible rollover distributions" from Qualified Plans and from many TSA Plans are subject to mandatory withholding by the plan or payor at the rate of 20%. An eligible rollover distribution is the taxable portion of any distribution from a Qualified Plan or a TSA Plan, except for certain distributions such as distributions required by the Code or in a specified annuity form. After December 31, 1999 permissible hardship withdrawals from TSA and 401(k) plans will no longer be treated as an "eligible rollover distribution." Withholding can be avoided by arranging a direct transfer of the eligible rollover distribution to a Qualified Plan, TSA or IRA.

QUALIFIED PLANS, TSA PLANS, IRAS, ROTH IRAS, SEPS, SARSEPS AND GOVERNMENTAL
PLANS

  Payments made from the Contracts held under a Qualified Plan, TSA Plan, IRA, SEP, SARSEP or Governmental Plan are taxable under Section 72 of the Code as ordinary income, in the year of receipt. Any amount received in surrender of all or part of the Contract Value prior to annuitization will, subject to restrictions and penalties discussed below, also be included in income in the year of receipt. If there is any "investment in the Contract," a portion of each amount received is excluded from gross income as a return of such investment. Distributions or withdrawals prior to age 59 1/2 may be subject to a penalty tax of 10% of the amount includible in income. This penalty tax does not apply: (i) to distributions of excess contributions or deferrals; (ii) to distributions made on account of the Annuitant's death, retirement, disability or early retirement at or after age 55; (iii) when distribution from the Contract is in the form of an annuity over the life or life expectancy of the Annuitant (or joint lives or life expectancies of the Annuitant and his or her Beneficiary); or (iv) when distribution is made pursuant to a qualified domestic relations order. In the case of IRAs, SEPs and SARSEPS, the exceptions for distributions on account of early retirement at or after age 55 or made pursuant to a qualified domestic relations order do not apply but other exceptions may apply. A tax-free rollover may be made once each year among individual retirement arrangements subject to the conditions and limitations described in the Code.

  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  If the Annuitant dies before distributions begin, distributions must be completed within five years after death, unless payments begin within one year after death and are made over a period not extending beyond the life (or life expectancy) of the Beneficiary. Except under a Roth IRA, if the Annuitant's spouse is the Beneficiary, distributions need not begin until the Annuitant would have reached age 70 1/2. If the Annuitant dies after annuity payments have begun, payments must continue to be made at least as rapidly as payments made before death.

  With respect to TSA Plans, elective contributions to the Contract made after December 31, 1988 and any increases in Contract Value after that date may not be distributed prior to attaining age 59 1/2, termination of employment, death or disability. Contributions (but not earnings) made after December 31, 1988 may also be distributed by reason of financial hardship. These restrictions on withdrawal will not apply to the Contract Value as of December 31, 1988. These restrictions are not expected to change the circumstances under which transfers to other investments which qualify for tax free treatment under
Section 403(b) of the Code may be made.

  Except under a Roth IRA, annuity payments, periodic payments or annual distributions must generally commence by April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2. In the case of a Qualified Plan or a Governmental Plan, if the Annuitant is not a "five-percent owner" as defined in the Code, these distributions must begin by the later of the date determined by the preceding sentence or the year in which the Annuitant retires. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. A penalty tax of up to 50% of the amount which should be distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount. The Company currently waives the Contingent Deferred Sales Charge on distributions that are intended to satisfy required minimum distributions, calculated as if this Contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. Rules regarding required minimum distributions apply to IRAs (including SEP and SARSEPs), Qualified Plans, TSA Plans and Governmental Plans.

  Other restrictions with respect to election, commencement, or distribution of benefits may apply under the Contracts or under the terms of the Qualified Plans in respect of which the Contracts are issued.

SECTION 457 PLANS

  When a distribution under a Contract held under a Section 457 Plan is made to the Annuitant, such amounts are taxed as ordinary income in the year in which received. The plan must not permit distributions prior to the Annuitant's separation from service (except in the case of unforeseen emergency).

  Generally, annuity payments, periodic payments or annual distributions must commence by April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2 and meet other distribution requirements. Minimum distributions under a Section 457 Plan may be further deferred if the Annuitant remains employed with the sponsoring employer. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by distribution rules under the plan. If the Annuitant dies before distributions begin, the same special distribution rules generally apply in the case of Section 457 Plans as apply in the case of Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs and Governmental Plans. These rules are discussed above in the immediately preceding section of this prospectus. An exception to these rules provides that if the beneficiary is other than the Annuitant's spouse, distribution must be completed within 15 years of death, regardless of the beneficiary's life expectancy.

(B) SPECIAL RULES FOR ANNUITIES USED BY INDIVIDUALS OR WITH PLANS AND TRUSTS NOT QUALIFYING UNDER THE CODE FOR TAX BENEFITED TREATMENT

  For a Contract held by an individual, any increase in the accumulated value of the Contract is generally not taxable until amounts are received, either in the form of annuity payments as contemplated by the Contract or in a full or partial lump sum settlement of the Company's obligations to the Contract Owner.

  Under Section 72(u) of the Code, however, Contracts held by other than a natural person (i.e. those held by a corporation or certain trusts) generally will not be treated as an annuity contract for Federal income tax purposes. This means a Contract Owner who is not a natural person will have to include in income any increase during the taxable year in the accumulated value over the investment in the Contract.

  Section 817(h) of the Code requires the investments of the Variable Account to be "adequately diversified" in accordance with Treasury Regulations. Failure to do so means the variable annuity contracts described herein will cease to qualify as annuities for Federal income tax purposes. Regulations specifying the diversification requirements have been issued by the Department of the Treasury, and the Company believes it complies fully with these requirements.

  In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The ownership rights under the Contract are similar to, but also different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a Contract Owner has additional flexibility in allocating premium payments and account values. These differences could result in a Contract Owner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, the Company does not know what standards will be set forth, if any, in regulations or rulings which the Treasury Department may issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Variable Account.

  Any amount received in a surrender of all or part of the Contract Value (including an amount received as a systematic withdrawal) prior to annuitization will be included in gross income to the extent of any increases in the value of the Contract resulting from earnings or gains on the underlying mutual fund shares.

  The Code also imposes a ten percent penalty tax on amounts received under a Contract, before or after annuitization, which are includible in gross income. The penalty tax will not apply to any amount received under the Contract (1) after the Contract Owner has attained age 59 1/2, (2) after the death of the Contract Owner, (3) after the Contract Owner has become totally and permanently disabled, (4) as one of a series of substantially equal periodic payments made for the life (or life expectancy) of the Contract Owner or the joint lives (or life expectancies) of the Contract Owner and a Beneficiary,
(5) if the Contract is purchased under certain types of retirement plans or arrangements, (6) allocable to investments in the Contract before August 14, 1982, or (7) if the Contract is an immediate annuity contract.

  In the calculation of any increase in value for contracts entered into after October 4, 1988, all annuity contracts issued by the Company or its affiliates to the same Contract Owner within a calendar year will be treated as one contract.

  If a Contract Owner or Annuitant dies, the tax law requires certain distributions from the Contract. (See "Payment on Death Prior to Annuitization" in the April 30, 1999 prospectus.) Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above; or (2) if distributed under an Annuity Option, they are taxed in the same manner as Annuity payments, as described above. For these purposes, the investment in the Contract is not affected by the Contract Owner's (or Annuitant's) death. That is, the investment in the Contract remains the amount of any purchase payments paid which were not excluded from gross income.

  A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

PAYMENT ON DEATH

  Death Proceeds are taxable and generally are included in the income of the recipient as follows:

  . If received under an annuity payment option, they are taxed in the same manner as annuity payments.

  . If distributed in a lump sum, they are taxed in the same manner as a full surrender.

TAX WITHHOLDING

  The Code and the laws of certain states require tax withholding on distributions made under annuity contracts, unless the recipient has made an election not to have any amount withheld. The Company provides recipients with an opportunity to instruct it as to whether taxes are to be withheld.

POSSIBLE CHANGES IN TAXATION

  Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

-------------------------------------------------------------------------------

                         ACCUMULATION UNIT VALUES

  Financial statements for the Variable Account and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 399 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-356-5015. Set forth below are accumulation unit values for Sub-accounts of the Variable Account.

                           ACCUMULATION UNIT VALUES
         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                       THE NEW ENGLAND VARIABLE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                  BACK BAY
                  ADVISORS
                   MONEY
                   MARKET
                    SUB-
                  ACCOUNT
                  --------

                  9/29/88*  1/1/89     1/1/90     1/1/91     1/1/92     1/1/93     1/1/94     1/1/95     1/1/96     1/1/97
                     TO       TO         TO         TO         TO         TO         TO         TO         TO         TO
                  12/31/88 12/31/89   12/31/90   12/31/91   12/31/92   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97
                  -------- --------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......    1.384      1.408      1.518      1.620      1.697      1.738      1.766      1.811      1.889      1.959
2. Accumulation
   Unit Value at
   end of
   period.......    1.408      1.518      1.620      1.697      1.738      1.766      1.811      1.889      1.959      2.036
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  915,605  7,661,069 21,629,006 26,332,938 26,759,532 25,016,975 30,220,356 33,015,018 33,412,517 26,785,902
                    1/1/98     1/1/99
                      TO         TO
                   12/31/98   12/31/99
                  ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......       2.036      2.114
2. Accumulation
   Unit Value at
   end of
   period.......       2.114      2.190
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  33,716,959 36,481,209

                  BACK BAY
                  ADVISORS
                    BOND
                   INCOME
                    SUB-
                  ACCOUNT
                  --------
                                           SALOMON
                                          BROTHERS
                                          STRATEGIC
                                            BOND
                                        OPPORTUNITIES
                                         SUB-ACCOUNT
                                        -------------

                  10/5/88*  1/1/89     1/1/90     1/1/91     1/1/92     1/1/93     1/1/94     1/1/95     1/1/96     1/1/97
                     TO       TO         TO         TO         TO         TO         TO         TO         TO         TO
                  12/31/88 12/31/89   12/31/90   12/31/91   12/31/92   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97
                  -------- --------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......    1.631      1.634      1.810      1.930      2.247      2.398      2.664      2.540      3.037      3.134
2. Accumulation
   Unit Value at
   end of
   period.......    1.634      1.810      1.930      2.247      2.398      2.664      2.540      3.037      3.134      3.429
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  299,002  4,287,540 10,139,527 17,797,335 28,871,719 41,939,487 41,657,182 42,231,987 41,138,874 37,260,367
                    1/1/98     1/1/99     10/31/94*    1/1/95*    1/1/96     1/1/97     1/1/98     1/1/99
                      TO         TO          TO          TO         TO         TO         TO         TO
                   12/31/98   12/31/99    12/31/94    12/31/95   12/31/96   12/31/97   12/31/98   12/31/99
                  ---------- ---------- ------------- --------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......       3.429      3.689       1.000       0.984      1.159      1.307      1.433      1.442
2. Accumulation
   Unit Value at
   end of
   period.......       3.689      3.622       0.984       1.159      1.307      1.433      1.442      1.443
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  38,630,894 32,707,422   1,124,133   6,132,563 15,034,554 23,074,669 24,945,159 20,278,882

-----
* Date these sub-accounts were first available.

                   SALOMON
                   BROTHERS                                                      BACK BAY
                     U.S.                                                        ADVISORS
                  GOVERNMENT                                                      MANAGED
                     SUB-                                                          SUB-
                   ACCOUNT                                                       ACCOUNT**
                  ----------                                                     ---------

                  10/31/94*   1/1/95    1/1/96    1/1/97     1/1/98     1/1/99   9/21/88*   1/1/89     1/1/90     1/1/91
                      TO        TO        TO        TO         TO         TO        TO        TO         TO         TO
                   12/31/94  12/31/95  12/31/96  12/31/97   12/31/98   12/31/99  12/31/88  12/31/89   12/31/90   12/31/91
                  ---------- --------- --------- --------- ---------- ---------- --------- --------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......     1.000       1.004     1.139     1.161      1.242      1.319    1.042      1.063      1.250      1.272
2. Accumulation
   Unit Value at
   end of
   period.......     1.004       1.139     1.161     1.242      1.319      1.304    1.063      1.250      1.272      1.508
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......   910,020   4,495,184 5,785,148 8,616,135 12,796,204 10,314,952  731,349  9,179,207 18,099,540 26,478,398
                    1/1/92     1/1/93     1/1/94     1/1/95     1/1/96     1/1/97     1/1/98     1/1/99
                      TO         TO         TO         TO         TO         TO         TO         TO
                   12/31/92   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99
                  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......       1.508      1.588      1.733      1.691      2.190      2.485      3.103      3.664
2. Accumulation
   Unit Value at
   end of
   period.......       1.588      1.733      1.691      2.190      2.485      3.103      3.664      3.975
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  41,588,546 60,696,659 61,961,278 56,145,463 52,130,165 48,490,618 42,358,784 37,391,028

                                                                                         ALGER
                                                                                        EQUITY
                      BALANCED                                                          GROWTH
                        SUB-                                                             SUB-
                       ACCOUNT                                                          ACCOUNT
                      ---------                                                        ---------

                      10/31/94    1/1/95    1/1/96*     1/1/97     1/1/98     1/1/99   10/31/94*   1/1/95     1/1/96     1/1/97
                         TO         TO         TO         TO         TO         TO        TO         TO         TO         TO
                      12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99  12/31/94   12/31/95   12/31/96   12/31/97
                      --------- ---------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ----------
1. Accumulation Unit
   Value at
   beginning of
   period.......          1.000      0.997      1.227      1.415      1.622      1.747     1.000      0.956      1.402      1.566
2. Accumulation
   Unit Value at
   end of
   period.......          0.997      1.227      1.415      1.622      1.747      1.636     0.956      1.402      1.566      1.941
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......      1,736,189 10,987,597 20,107,324 28,677,041 30,824,135 27,038,754 1,857,319 24,163,685 40,025,594 44,518,891
                        1/1/98     1/1/99
                          TO         TO
                       12/31/98   12/31/99
                      ---------- ----------
1. Accumulation Unit
   Value at
   beginning of
   period.......           1.941      2.829
2. Accumulation
   Unit Value at
   end of
   period.......           2.829      3.744
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......      49,255,773 60,072,409

                 CAPITAL
                  GROWTH
                   SUB-
                 ACCOUNT
                 --------
                                         DAVIS
                                        VENTURE
                                         VALUE
                                         SUB-
                                        ACCOUNT
                                       ---------

                 9/16/88*  1/1/89     1/1/90     1/1/91     1/1/92     1/1/93     1/1/94     1/1/95     1/1/96     1/1/97
                    TO       TO         TO         TO         TO         TO         TO         TO         TO         TO
                 12/31/88 12/31/89   12/31/90   12/31/91   12/31/92   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97
                 -------- --------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value
   at beginning
   of period....   4.645      4.612      5.950      5.666      8.608      7.978      9.050      8.298     11.300     13.496
2. Accumulation
   Unit Value
   at end of
   period.......   4.612      5.950      5.666      8.608      7.978      9.050      8.298     11.300     13.496     16.442
3. Number of
   Accumulation
   Units
   outstanding
   at end
   of period.... 439,393  5,337,778 12,591,788 21,719,884 33,645,983 40,091,665 43,592,961 41,663,900 41,363,155 40,200,592
                   1/1/98     1/1/99   10/31/94*   1/1/95     1/1/96     1/1/97     1/1/98     1/1/99
                     TO         TO        TO         TO         TO         TO         TO         TO
                  12/31/98   12/31/99  12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99
                 ---------- ---------- --------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value
   at beginning
   of period....     21.752     16.442     1.000      0.963      1.323      1.643      2.163      2.442
2. Accumulation
   Unit Value
   at end of
   period.......     24.831     21.752     0.963      1.323      1.643      2.163      2.442      2.831
3. Number of
   Accumulation
   Units
   outstanding
   at end
   of period.... 33,502,039 38,236,116 3,499,719 19,608,688 34,997,024 53,997,107 58,765,470 57,370,889

------
* Date these sub-accounts were first available.
** These sub-accounts are only available through Contracts purchased prior to May 1, 1995.

                   HARRIS
                   OAKMARK                                                                     LOOMIS
                   MID CAP                                                                     SAYLES
                    VALUE                                                                     SMALL CAP
                    SUB-                                                                        SUB-
                   ACCOUNT                                                                     ACCOUNT
                  ---------                                                                   ---------
                                                    WESTPEAK
                                                     GROWTH
                                                   AND INCOME
                                                      SUB-
                                                    ACCOUNT
                                                   ----------

                  10/1/93*    1/1/94     1/1/95     1/1/96     1/1/97     1/1/98     1/1/99    5/2/94*    1/1/95     1/1/96
                     TO         TO         TO         TO         TO         TO         TO        TO         TO         TO
                  12/31/93   12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99  12/31/94   12/31/95   12/31/96
                  --------- ---------- ---------- ---------- ---------- ---------- ---------- --------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......      1.125      1.137      1.119      1.439      1.669      1.932      1.802     1.000      0.959      1.219
2. Accumulation
   Unit Value at
   end of
   period.......      1.137      1.119      1.439      1.669      1.932      1.802      1.784     0.959      1.219      1.572
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  4,515,611 15,572,344 19,773,057 24,345,379 24,035,279 21,347,155 17,151,815 2,988,971 13,533,326 26,307,748
                    1/1/97     1/1/98     1/1/99    10/1/93*    1/1/94     1/1/95     1/1/96     1/1/97     1/1/98     1/1/99
                      TO         TO         TO         TO         TO         TO         TO         TO         TO         TO
                   12/31/97   12/31/98   12/31/99   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99
                  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......       1.572      1.936      1.878     1.105       1.132      1.103      1.486      1.731      2.279      2.799
2. Accumulation
   Unit Value at
   end of
   period.......       1.936      1.878      2.441     1.132       1.103      1.486      1.731      2.279      2.799      3.019
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  39,442,109 40,318,239 32,700,411 3,359,317  16,092,325 21,168,965 26,104,465 30,306,103 35,514,558 35,663,197

                                                                                                            MORGAN
                                                                                                            STANLEY
                  WESTPEAK                                                                               INTERNATIONAL
                    STOCK                                                                                   MAGNUM
                    INDEX                                                                                   EQUITY
                    SUB-                                                                                     SUB-
                  ACCOUNT**                                                                                 ACCOUNT
                  ---------                                                                              -------------

                   1/1/92*    1/1/93     1/1/94     1/1/95     1/1/96     1/1/97     1/1/98     1/1/99     10/31/94*     1/1/95
                     TO         TO         TO         TO         TO         TO         TO         TO          TO           TO
                  12/31/92   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99    12/31/94     12/31/95
                  --------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......      1.592      1.644      1.780      1.775      2.398      2.898      3.788      4.781       1.000        1.024
2. Accumulation
   Unit Value at
   end of
   period.......      1.540      1.780      1.775      2.398      2.898      3.788      4.781      5.678       1.024        1.073
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  2,583,607 11,017,884 14,282,355 15,539,608 15,623,253 15,874,978 15,292,906 15,111,062   2,916,120   11,062,106
                    1/1/96     1/1/97     1/1/98     1/1/99
                      TO         TO         TO         TO
                   12/31/96   12/31/97   12/31/98   12/31/99
                  ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......       1.073      1.129      1.100      1.164
2. Accumulation
   Unit Value at
   end of
   period.......       1.129      1.100      1.164      1.431
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  16,322,862 17,243,803 16,325,447 14,501,457

                                                                                                EQUITY-
                   OVERSEAS                                                                     INCOME
                     SUB-                                                                        SUB-
                   ACCOUNT                                                                      ACCOUNT
                  ----------                                                                   ---------

                   10/1/93*    1/1/94     1/1/95     1/1/96     1/1/97     1/1/98     1/1/99   10/1/93*    1/1/94     1/1/95
                      TO         TO         TO         TO         TO         TO         TO        TO         TO         TO
                   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99  12/31/93   12/31/94   12/31/95
                  ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......       1.458      1.532      1.538      1.664      1.859      2.046      2.276     1.980      1.992      2.104
2. Accumulation
   Unit Value at
   end of
   period.......       1.532      1.538      1.664      1.859      2.046      2.276      3.202     1.992      2.104      2.804
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  10,878,551 43,034,544 41,273,183 44,846,316 45,289,247 40,546,153 36,251,177 5,649,743 25,852,849 38,010,655
                    1/1/96     1/1/97     1/1/98     1/1/99
                      TO         TO         TO         TO
                   12/31/96   12/31/97   12/31/98   12/31/99
                  ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......       2.804      3.162      3.996      4.401
2. Accumulation
   Unit Value at
   end of
   period.......       3.162      3.996      4.401      4.617
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  44,037,798 45,104,192 42,926,506 37,676,846

----
* Date these sub-accounts were first available.
**These sub-accounts are only available through Contracts purchased prior to May 1, 1995.

  Information on units and unit values is useful because they affect the calculation of Contract Values. The value of a Contract is determined by multiplying the number of Accumulation Units in each sub-account credited to the Contract by the Accumulation Unit Value of the sub-account. The Accumulation Unit Value of a sub-account depends in part on the net investment experience of the Eligible Fund in which it invests. See "Contract Value and Accumulation Unit Value" for more information.

--------------------------------------------------------------------------------

                                  PREMIUM TAX

  Premium tax rates are subject to change. At present the Company pays premium taxes in the following jurisdictions at the rates shown.

                                   CONTRACTS USED WITH TAX
JURISDICTION                      QUALIFIED RETIREMENT PLANS ALL OTHER CONTRACTS
------------                      -------------------------- -------------------
California.......................            0.50%                  2.35%
Maine............................              --                   2.00%
Nevada...........................              --                   3.50%
Puerto Rico......................            1.00%                  1.00%
South Dakota.....................              --                   1.25%
West Virginia....................            1.00%                  1.00%
Wyoming..........................              --                   1.00%

  See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect the Contracts.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                              ZENITH ACCUMULATOR
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)

                               MAY 1, 2000

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated May 1, 2000 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to New England Securities Corporation ("New England Securities") 399 Boylston Street, Boston, Massachusetts 02116.

VA-180-00

                               TABLE OF CONTENTS

                                                                           Page
                                                                           -----
History...................................................................  II-3
Services Relating to the Variable Account and the Contracts...............  II-3
Performance Comparisons...................................................  II-3
Calculation of Performance Data...........................................  II-4
Net Investment Factor..................................................... II-22
Annuity Payments.......................................................... II-22
Hypothetical Illustrations of Annuity Income Payouts...................... II-24
Historical Illustrations of Annuity Income Payouts........................ II-27
Experts................................................................... II-30
Legal Matters............................................................. II-30
Appendix A................................................................ II-31
Financial Statements......................................................   F-1

                                    HISTORY

  The New England Variable Account (the "Variable Account") is a separate account of Metropolitan Life Insurance Company (the "Company"). The Variable Account was originally a separate account of New England Mutual Life Insurance Company, and became a separate account of the Company when New England Mutual Life Insurance Company merged with and into the Company on August 30, 1996.

          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

  Auditors. Deloitte & Touche LLP, located at 200 Berkeley Street, Boston, Massachusetts 02116, conducts an annual audit of the Variable Account's financial statements.

  Administrative Services Agreement. Pursuant to an administrative services agreement between New England Life Insurance Company ("NELICO") and the Company, NELICO serves as the Designated Office for servicing the Contracts and performs certain other administrative services for the Company relating to the Variable Account and the Contracts. NELICO is compensated for these services based on the expenses it incurs in providing them. NELICO was a wholly-owned subsidiary of New England Mutual Life Insurance Company before it merged into the Company, and became a subsidiary of the Company as a result of the merger. For services rendered, the Company paid NELICO $13,017,919.74 for the period ended December 31, 1997, $12,580,160.06 for the period ended December 31, 1998 and $12,320,436.64 for the period ended December 31, 1999.

  Principal Underwriter. New England Securities Corporation ("New England Securities"), an indirect subsidiary of the Company, serves as principal underwriter for the Variable Account pursuant to a distribution agreement with the Company. The Contracts are offered continuously and are sold by NELICO's life insurance agents and insurance brokers who are registered representatives of New England Securities. Contracts also may be sold by registered representatives of broker-dealers that have selling agreements with New England Securities. The Company pays commissions, none of which are retained by New England Securities, to the registered representatives involved in selling Contracts. For the years ended December 31, 1997, 1998 and 1999 the Company paid commissions in the amount of $5,719,756.22, $5,427,972.77 and $2,240,122.51, respectively.

                            PERFORMANCE COMPARISONS

  Articles and releases, developed by the Company, the Eligible Funds (as defined in the Prospectus) and other parties, about the Account or the Eligible Funds regarding performance, rankings, statistics and analyses of the Account's, the individual Eligible Funds' and fund groups' asset levels and sales volumes, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in publications, including, but not limited to, those publications listed in Appendix A to this Statement of Additional Information. In particular, some or all of these publications may publish their own rankings or performance reviews including the Account or the Eligible Funds. References to or reprints of such articles may be used in the Company's promotional literature. Such literature may refer to personnel of the advisers, who have portfolio management responsibility, and their investment style. The references may allude to or include excerpts from articles appearing in the media.

  The advertising and sales literature of the Contract and the Account may refer to historical, current and prospective economic trends and may include historical and current performance and total returns of investment alternatives.

  In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and prospective Contractholders. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

                        CALCULATION OF PERFORMANCE DATA

  The Variable Account was not established until July, 1987. The Contracts were not available until September, 1988. The Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series commenced operations on August 26, 1983. The Westpeak Growth and Income and Harris Oakmark Mid Cap Value (formerly the Goldman Sachs Midcap Value Series) commenced operations on April 30, 1993. The VIP Equity-Income Portfolio commenced operations on October 9, 1986, and the VIP Overseas Portfolio commenced operations on January 28, 1987. The Westpeak Stock Index and Back Bay Managed Series commenced operations on May 1, 1987. The Loomis Sayles Small Cap Series commenced operations on May 2, 1994. The other Zenith Fund Series commenced operations on October 31, 1994. The Putnam International Stock Portfolio commenced operations on May 1, 1991 and became available to Zenith Accumulator Contractholders on May 1, 2000.

  Calculations of average annual total return are based on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The figures do not reflect the effect of any premium tax charges, which apply in certain states, and which would reduce the results shown.

  The average annual total return is related to surrender value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of the sub-account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The number of Accumulation Units is reduced on each Contract anniversary to reflect deduction of the annual $30 Administration Contract Charge from the Contract Value. Each such $30 deduction reduces the number of units held under the Contract by an amount equal to $30 divided by the Accumulation Unit Value on the date of the deduction. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value on December 31, 1999 to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by the portion of the $30 Administration Contract Charge which would be deducted upon surrender on December 31, 1999 to arrive at the surrender value. The average annual total return is the annual compounded rate of return which would produce the surrender value on December 31, 1999. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the surrender value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.

  The following chart illustrates how the average annual total return was determined for the five year period ending December 31, 1999 for the sub-account investing in the Capital Growth Series based on the assumptions used above. The units column below shows the number of accumulation units hypothetically purchased by the investment in the Capital Growth Series in the first year (assuming that no premium tax is deducted). The units are reduced on each Contract anniversary to reflect the deduction of the $30 Administration Contract Charge. The illustration assumes no premium tax charge is deducted.

  The unit values of the sub-accounts reflect the change in the net asset value of the underlying Eligible Funds plus the reinvestment of dividends from net investment income and of distributions from net realized gains, if any. The unit values also reflect the deduction of the Mortality and Expense Risk Charge as well as the Administration Asset Charge.

                                                                      AVERAGE
                                         UNIT    CONTRACT SURRENDER ANNUAL TOTAL
DATE                           UNITS     VALUE    VALUE     VALUE      RETURN
----                          -------- --------- -------- --------- ------------
December 31, 1994............ 120.5171  8.297578  1000.00      --        --
December 31, 1995............ 117.8627 11.300017 1,331.85 1,259.93     25.99
December 31, 1996............ 115.6402 13.496435 1,560.73 1,483.47     21.80
December 31, 1997............ 113.8157 16.441932 1,871.35 1,787.14     21.35
December 31, 1998............ 112.4364 21.752481 2,445.77 2,346.72     23.77
December 31, 1999............ 111.2282 24.830578 2,761.86 2,662.43     21.63

  The following charts illustrate what would have been the growth and value of a $10,000 purchase payment for a Contract if it had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds commenced operations if the Contract had been offered at that time:
September 1, 1983 in the case of the Back Bay Advisors Money Market, Back Bay Advisors Bond Income and Capital Growth Series; November 1, 1986 in the case of the VIP Equity-Income Portfolio; February 1, 1987 in the case of the VIP Overseas Portfolio; May 1, 1987 in the case of the Westpeak Stock Index Series and the Back Bay Advisors Managed Series; May 1, 1993 in the case of the Westpeak Growth and Income and Harris Oakmark Mid Cap Value Series (formerly Goldman Sachs Midcap Value Series); May 2, 1994 in the case of the Loomis Sayles Small Cap Series; and November 1, 1994 for the other Zenith Fund Series, and May 1, 1991 for the Putnam International Stock Portfolio of the Metropolitan Series Fund. The figures shown do not reflect the deduction of any premium tax charge. During the period when the Contingent Deferred Sales Charge applies, the percentage return on surrender value from year to year (after the 1st year) will be greater than the percentage return on Contract Value for the same years. This is because the percentage return on surrender value reflects not only investment experience but also the annual reduction in the applicable Contingent Deferred Sales Charge. In the first chart, the Contract Value and surrender value on each date shown are calculated in the manner described in the preceding illustrations of average annual total return, assuming that no premium tax charge is deducted.

  In the second and third charts, the difference between the Contract Value or surrender value at the beginning and at the end of each year is divided by the beginning Contract Value or surrender value to arrive at the annual percentage change. The cumulative return information set forth in these charts is determined by taking the difference between the $10,000 investment and the ending Contract Value or surrender value and dividing it by $10,000. The annual effective rate of return in this illustration is calculated in the same manner as the average annual total return described in the preceding illustration, assuming that no premium tax charge is deducted.

                    $10,000 SINGLE PURCHASE PAYMENT CONTRACT

                               INVESTMENT RESULTS

                               CONTRACT VALUE(1)
                      --------------------------------------------------------------------------------------------------------------
                                               SALOMON
                       BACK BAY   BACK BAY    BROTHERS     SALOMON
                       ADVISORS   ADVISORS    STRATEGIC    BROTHERS   BACK BAY                ALGER
                        MONEY       BOND        BOND         U.S.     MANAGED                 EQUITY     CAPITAL
                        MARKET     INCOME   OPPORTUNITIES GOVERNMENT SERIES(2)  BALANCED(3)   GROWTH     GROWTH
                      ---------- ---------- ------------- ---------- ---------- ----------- ---------- -----------
 As of December 31:
  1983............    $10,258.59 $10,339.37                                                            $ 10,470.12
  1984............     11,175.34  11,453.64                                                              10,237.14
  1985............     11,905.86  13,388.01                                                              16,941.91
  1986............     12,514.94  15,137.25                                                              32,599.29
  1987............     13,122.50  15,242.29                          $ 9,844.68                          49,087.62
  1988............     13,889.20  16,265.40                           10,602.14                          44,141.97
  1989............     14,941.00  17,990.50                           12,423.1                           56,919.65
  1990............     15,916.76  19,151.95                           12,617.64                          54,170.04
  1991............     16,648.66  22,256.25                           14,926.64                          82,262.43
  1992............     17,018.47  23,722.98                           15,680.56                          76,212.70
  1993............     17,259.12  26,326.49                           17,086.43                          86,417.09
  1994............     17,674.12  25,071.19  $ 9,838.87   $10,038.07  16,639.55 $ 9,968.28  $ 9,695.00   79,208.42
  1995............     18,401.19  29,948.07   11,557.83    11,360.92  21,514.34  12,242.06   14,193.96  107,838.80
  1996............     19,053.28  30,873.63   13,008.06    11,548.68  24,379.98  14,087.95   15,815.91  128,763.66
  1997............     19,770.95  33,745.25   14,224.45    12,328.54  30,407.16  16,117.12   19,572.63  156,835.46
  1998............     20,502.34  36,272.33   14,289.07    13,058.43  35,864.34  17,317.95   28,501.23  207,454.79
  1999............     21,201.50  35,588.76   14,270.63    12,875.72  38,880.28  16,191.16   37,682.20  236,777.25
                               CONTRACT VALUE(1)
                      --------------------------------------------------------------------------------------------------------------
                                                                                MORGAN
                                   HARRIS     LOOMIS    WESTPEAK                STANLEY
                        DAVIS     OAKMARK     SAYLES     GROWTH    WESTPEAK  INTERNATIONAL               VIP        PUTNAM
                       VENTURE    MID CAP     SMALL       AND       STOCK       MAGNUM        VIP      EQUITY-   INTERNATIONAL
                        VALUE     VALUE(4)     CAP       INCOME    INDEX(2)     EQUITY      OVERSEAS    INCOME       STOCK
                      ---------- ---------- ---------- ---------- ---------- ------------- ---------- ---------- -------------
 As of December 31:
  1983............
  1984............
  1985............
  1986............                                                                                    $ 9,888.64
  1987............                                                $ 8,700.98               $ 9,345.49   9,615.25
  1988............                                                  9,954.81                 9,936.28  11,611.24
  1989............                                                 12,748.34                12,343.46  13,412.67
  1990............                                                 12,025.47                11,945.10  11,176.22
  1991............                                                 15,441.83                12,695.83  14,462.11  $ 9,756.47
  1992............                                                 16,313.91                11,156.05  16,645.30    8,614.09
  1993............               $11,370.39            $11,321.11  17,628.00                15,078.13  19,396.57   12,523.98
  1994............    $ 9,628.96  11,157.06 $ 9,590.97  11,004.57  17,555.45  $10,237.83    15,104.86  20,460.15   12,877.29
  1995............     13,201.25  14,313.48  12,156.37  14,780.39  23,679.19   10,698.65    16,311.44  27,238.96   12,904.09
  1996............     16,356.09  16,574.48  15,637.59  17,185.98  28,573.33   11,227.90    18,185.02  30,677.47   12,425.50
  1997............     21,511.40  19,149.94  19,225.09  22,593.88  37,314.92   10,904.04    19,981.29  38,742.01   11,942.91
  1998............     24,249.51  17,837.09  18,619.12  27,709.41  47,066.35   11,508.95    22,194.68  42,634.76   14,410.43
  1999............     28,083.49  17,631.72  24,161.33  29,864.28  55,866.17   14,116.24    31,190.25  44,695.45   16,522.24
                              SURRENDER VALUE(1)
                      --------------------------------------------------------------------------------------------------------------
                                               SALOMON
                       BACK BAY   BACK BAY    BROTHERS     SALOMON
                       ADVISORS   ADVISORS    STRATEGIC    BROTHERS   BACK BAY                ALGER
                        MONEY       BOND        BOND         U.S.     MANAGED                 EQUITY     CAPITAL
                        MARKET     INCOME   OPPORTUNITIES GOVERNMENT SERIES(2)  BALANCED(3)   GROWTH     GROWTH
                      ---------- ---------- ------------- ---------- ---------- ----------- ---------- -----------
 As of December 31:
  1983............    $ 9,648.46 $ 9,724.51                                                            $  9,847.62
  1984............     10,561.87  10,825.14                                                               9,674.33
  1985............     11,306.52  12,715.30                                                              16,131.91
  1986............     11,941.77  14,446.07                                                              31,789.29
  1987............     12,581.04  14,614.97                          $ 9,248.76                          48,277.62
  1988............     13,379.19  15,669.85                           10,009.63                          43,331.97
  1989............     14,460.36  17,413.80                           11,788.16                          56,109.65
  1990............     15,477.01  18,624.85                           12,029.85                          53,360.04
  1991............     16,338.98  21,845.84                           14,302.11                          81,452.43
  1992............     16,855.30  23,499.47                           15,096.06                          75,516.79
  1993............     17,249.12  26,316.49                           16,528.21                          86,407.09
  1994............     17,664.12  25,061.19  $ 9,258.29   $ 9,445.85  16,170.28 $ 9,380.13  $ 9,122.84   79,198.42
  1995............     18,391.19  29,938.07   10,928.71    10,742.43  21,107.08  11,575.99   13,422.49  107,828.80
  1996............     19,043.28  30,863.63   12,359.16    10,972.02  24,140.56  13,385.59   15,028.03  128,753.66
  1997............     19,760.95  33,735.25   13,579.35    11,768.76  30,387.16  15,386.85   18,767.63  156,825.48
  1998............     20,492.34  36,262.33   13,705.37    12,524.57  35,844.34  16,611.57   27,696.23  207,444.79
  1999............     21,191.50  35,578.76   13,751.89    12,407.20  38,860.28  15,603.28   36,877.20  236,767.25

                              SURRENDER VALUE(1)
                      --------------------------------------------------------------------------------------------------------------
                                                                                MORGAN
                                   HARRIS     LOOMIS    WESTPEAK                STANLEY
                        DAVIS     OAKMARK     SAYLES     GROWTH    WESTPEAK  INTERNATIONAL               VIP        PUTNAM
                       VENTURE    MID CAP     SMALL       AND       STOCK       MAGNUM        VIP      EQUITY-   INTERNATIONAL
                        VALUE     VALUE(4)     CAP       INCOME    INDEX(2)     EQUITY      OVERSEAS    INCOME       STOCK
                      ---------- ---------- ---------- ---------- ---------- ------------- ---------- ---------- -------------
 As of December 31:
  1983............
  1984............
  1985............
  1986............                                                                                    $ 9,305.15
  1987............                                                $ 8,171.98               $ 8,771.28   9,091.03
  1988............                                                  9,397.25                 9,372.22  11,031.48
  1989............                                                 12,097.30                11,704.96  12,804.10
  1990............                                                 11,464.32                11,380.07  10,718.58
  1991............                                                 14,796.43                12,154.15  13,936.47  $ 9,165.72
  1992............                                                 15,706.61                10,726.94  16,115.97    8,128.93
  1993............               $10,685.22            $10,638.82  17,052.72                14,575.67  18,867.86   11,884.04
  1994............    $ 9,060.66  10,534.58 $ 9,012.40  10,390.32  17,061.45  $ 9,633.91    14,669.53  20,086.86   12,277.82
  1995............     12,483.38  13,584.96  11,482.43  14,028.76  23,232.96   10,115.92    15,990.34  26,988.81   12,361.47
  1996............     15,551.09  15,808.63  14,846.03  16,392.61  28,296.17   10,667.11    17,993.85  30,672.47   11,958.18
  1997............     20,706.40  18,354.37  18,407.59  21,773.88  37,294.92   10,408.36    19,953.79  38,737.01   11,546.71
  1998............     23,444.51  17,174.95  17,847.54  26,889.41  47,046.35   11,037.84    22,167.18  42,629.76   14,001.35
  1999............     27,278.49  17,056.32  23,343.83  29,044.28  55,846.17   13,603.05    31,162.75  44,690.45   16,204.84

                 ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)

                                               SALOMON
                          BACK BAY BACK BAY   BROTHERS     SALOMON   BACK BAY
                          ADVISORS ADVISORS   STRATEGIC    BROTHERS  ADVISORS              ALGER
                           MONEY     BOND       BOND         U.S.     MANAGED              EQUITY
                           MARKET   INCOME  OPPORTUNITIES GOVERNMENT SERIES(2) BALANCED(3) GROWTH
                          -------- -------- ------------- ---------- --------- ----------- ------
As of December 31:
 1983...................     2.59%    3.39%
 1984...................     8.94    10.78
 1985...................     6.54    16.89
 1986...................     5.12    13.07
 1987...................     4.85     0.69                             -1.55%
 1988...................     5.84     6.71                              7.69
 1989...................     7.57    10.61                             17.18
 1990...................     6.53     6.46                              1.57
 1991...................     4.60    16.21                             18.30
 1992...................     2.22     6.59                              5.05
 1993...................     1.41    10.97                              8.97
 1994...................     2.40    -4.77      -1.61%       0.38%     -2.62      -0.32%    -3.05%
 1995...................     4.11    19.45      17.47       13.18      29.30      22.81     46.40
 1996...................     3.54     3.09      12.55        1.65      13.32      15.08     11.43
 1997...................     3.77     9.30       9.35        6.75      24.72      14.40     23.75
 1998...................     3.70     7.49       0.45        5.92      17.95       7.45     45.62
 1999...................     3.41    -1.88      -0.13       -1.40       8.41      -6.51     32.21
Cumulative Return.......   112.01   255.89      42.71       28.76     288.80      61.91    276.82
Annual Effective Rate of
 Return.................     4.71     8.08       7.13        5.02      11.31       9.78     29.29

                                                                                  Morgan
                                           HARRIS  LOOMIS                         STANLEY
                                  DAVIS   OAKMARK  SAYLES   WESTPEAK  WESTPEAK INTERNATIONAL            VIP       PUTNAM
                       CAPITAL   VENTURE  MID CAP  SMALL     GROWTH    STOCK      MAGNUM       VIP    EQUITY-  INTERNATIONAL
                        GROWTH    VALUE   VALUE(4)  CAP    AND INCOME INDEX(2)    EQUITY     OVERSEAS INCOME       STOCK
                       --------  -------  -------- ------  ---------- -------- ------------- -------- -------  -------------
As of December 31:
 1983................      4.70%
 1984................     -2.23
 1985................     65.49
 1986................     92.42                                                                        -1.11%
 1987................     50.58                                        -12.99%                 -6.55%  -2.76
 1988................    -10.08                                         14.41                   6.32   20.76
 1989................     28.95                                         28.06                  24.23   15.51
 1990................     -4.83                                         -5.67                  -3.23  -16.67
 1991................     51.86                                         28.41                   6.28   29.40       -2.44%
 1992................     -7.35                                          5.65                 -12.13   15.10      -11.71
 1993................     13.39            13.70%             13.21%     8.06                  35.16   16.53       45.39
 1994................     -8.34   -3.71%   -1.88    -4.09%    -2.80     -0.41       2.38%       0.18    5.48        2.82
 1995................     36.15   37.10    28.29    26.75     34.31     34.88       4.50        7.99   33.13        0.21
 1996................     19.40   23.90    15.80    28.64     16.28     20.67       4.95       11.49   12.62       -3.71
 1997................     21.80   31.52    15.54    22.94     31.47     30.59      -2.88        9.88   26.29       -3.88
 1998................     32.28   12.73    -6.86    -3.15     22.64     26.13       5.55       11.08   10.05       20.66
 1999................     14.13   15.81    -1.15    29.77      7.78     18.70      22.65       40.53    4.83       14.65
Cumulative Return....  2,267.77  180.83    76.32   141.61    198.64    458.66      41.16      211.90  346.95       65.22
Annual Effective Rate
 of Return...........     21.38   22.13     8.88    16.85     17.83     14.55       6.90        9.21   12.05        5.96

                                                              LEHMAN
                                                           INTERMEDIATE
                                                           GOVERNMENT/
                                      DOW JONES  S&P 500    CORPORATE   CONSUMER
                                      INDUSTRIAL  STOCK        BOND      PRICE
                                      AVERAGE(5) INDEX(6)    INDEX(7)   INDEX(8)
                                      ---------- --------  ------------ --------
As of December 31:
 1983...............................       5.11%     1.79%      4.51%     1.07%
 1984...............................       1.35      6.27      14.37      3.95
 1985...............................      33.62     31.73      18.06      3.77
 1986...............................      27.25     18.66      13.13      1.13
 1987...............................       5.55      5.25       3.66      4.41
 1988...............................      16.21     16.61       6.67      4.42
 1989...............................      32.24     31.69      12.77      4.65
 1990...............................       -.54     -3.10       9.16      6.11
 1991...............................      24.25     30.47      14.62      3.06
 1992...............................       7.40      7.62       7.17      2.90
 1993...............................      16.97     10.08       8.79      2.75
 1994...............................       5.02      1.32      -1.93      2.67
 1995...............................      36.94     37.58      15.33      2.54
 1996...............................      28.91     22.96       4.05      3.32
 1997...............................      24.91     33.36       7.87      1.83
 1998...............................      18.14     28.52       8.44      1.61
 1999...............................      27.21     21.04      -2.15      2.68
Cumulative Return...................   1,791.58  1,653.04     357.92     72.44
Annual Effective Rate of Return.....      18.88     18.35       9.36      3.26

                 ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE(1)

                                               SALOMON
                          BACK BAY BACK BAY   BROTHERS     SALOMON   BACK BAY
                          ADVISORS ADVISORS   STRATEGIC    BROTHERS  ADVISORS              ALGER
                           MONEY     BOND       BOND         U.S.     MANAGED              EQUITY
                           MARKET   INCOME  OPPORTUNITIES GOVERNMENT SERIES(2) BALANCED(3) GROWTH
                          -------- -------- ------------- ---------- --------- ----------- ------
As of December 31:
 1983...................    -3.52%   -2.75%
 1984...................     9.47    11.32
 1985...................     7.05    17.46
 1986...................     5.62    13.61
 1987...................     5.35     1.17                             -7.51
 1988...................     6.34     7.22                              8.23
 1989...................     8.08    11.13                             17.77
 1990...................     7.03     6.95                              2.05
 1991...................     5.57    17.29                             18.89
 1992...................     3.16     7.57                              5.55
 1993...................     2.34    11.99                              9.49
 1994...................     2.41    -4.77      -7.42%      -5.54%     -2.17      -6.20%    -8.77%
 1995...................     4.12    19.46      18.04       13.73      30.53      23.41     47.13
 1996...................     3.55     3.09      13.09        2.14      14.37      15.63     11.96
 1997...................     3.77     9.30       9.87        7.26      25.88      14.95     24.88
 1998...................     3.70     7.49       0.93        6.42      17.96       7.96     47.57
 1999...................     3.41    -1.89       0.34       -0.94       8.41      -6.07     33.15
Cumulative Return.......   111.92   255.79      37.52       24.07     288.60      56.03    268.77
Annual Effective Rate of
 Return.................     4.71     8.08       6.36        4.26      11.31       9.00     28.75

                                                                                  MORGAN
                                           HARRIS  LOOMIS                         STANLEY
                                  DAVIS   OAKMARK  SAYLES   WESTPEAK  WESTPEAK INTERNATIONAL            VIP       PUTNAM
                       CAPITAL   VENTURE  MID CAP  SMALL     GROWTH    STOCK      MAGNUM       VIP    EQUITY-  INTERNATIONAL
                        GROWTH    VALUE   VALUE(4)  CAP    AND INCOME INDEX(2)    EQUITY     OVERSEAS INCOME       STOCK
                       --------  -------  -------- ------  ---------- -------- ------------- -------- -------  -------------
As of December 31:
 1983................     -1.52%
 1984................     -1.76
 1985................     66.75
 1986................     97.06                                                                        -6.95%
 1987................     51.87                                        -18.28                 -12.29%  -2.30
 1988................    -10.24                                         14.99                   6.85   21.34
 1989................     29.49                                         28.73                  24.89   16.07
 1990................     -4.90                                         -5.23                  -2.78  -16.29
 1991................     52.65                                         29.07                   6.80   30.02       -8.34%
 1992................     -7.29                                          6.15                 -11.74   15.64      -11.31
 1993................     14.42             6.85%              6.39%     8.57                  35.88   17.08       46.19
 1994................     -8.34   -9.39%   -1.41    -9.88%    -2.34      0.05      -3.66%       0.64    6.46        3.31
 1995................     36.15   37.78    28.96    27.41     35.02     36.17       5.00        9.00   34.36        0.68
 1996................     19.41   24.57    16.37    29.29     16.85     21.79       5.45       12.53   13.65       -3.26
 1997................     21.80   33.15    16.10    23.99     32.83     31.80      -2.43       10.89   26.29       -3.44
 1998................     32.28   13.22    -6.43    -3.04     23.49     26.15       6.05       11.09   10.05       21.26
 1999................     14.14   16.35    -0.69    30.80      8.01     18.70      23.24       40.58    4.83       15.74
Cumulative Return....  2,267.67  172.78    70.56   133.44    190.44    458.46      36.03      211.63  346.90       62.05
Annual Effective Rate
 of Return...........     21.38   21.45     8.34    16.14     17.34     14.54       6.14        9.20   12.04        5.73

                                                              LEHMAN
                                                           INTERMEDIATE
                                                           GOVERNMENT/
                                      DOW JONES  S&P 500    CORPORATE   CONSUMER
                                      INDUSTRIAL  STOCK        BOND      PRICE
                                      AVERAGE(5) INDEX(6)    INDEX(7)   INDEX(8)
                                      ---------- --------  ------------ --------
As of December 31:
 1983...............................       5.11%     1.79%      4.51%     1.07%
 1984...............................       1.35      6.27      14.37      3.95
 1985...............................      33.62     31.73      18.06      3.77
 1986...............................      27.25     18.66      13.13      1.13
 1987...............................       5.55      5.25       3.66      4.41
 1988...............................      16.21     16.61       6.67      4.42
 1989...............................      32.24     31.69      12.77      4.65
 1990...............................      -0.54     -3.10       9.16      6.11
 1991...............................      24.25     30.47      14.62      3.06
 1992...............................       7.40      7.62       7.17      2.90
 1993...............................      16.97     10.08       8.79      2.75
 1994...............................       5.02      1.32      -1.93      2.67
 1995...............................      36.94     37.58      15.35      2.54
 1996...............................      28.91     22.96       4.05      3.32
 1997...............................      24.91     33.36       7.87      1.83
 1998...............................      18.14     28.52       8.44      1.61
 1999...............................      27.21     21.04      -2.15      2.68
Cumulative Return...................   1,791.58  1,653.04     357.92     72.44
Annual Effective Rate of Return.....      18.88     18.35       9.36      3.26

--------
NOTES:

(1) The Contract Value, surrender value and annual percentage change figures assume reinvestment of dividends and capital gain distributions. The Contract Value figures are net of all deductions and expenses except premium tax. Each surrender value shown equals the Contract Value less any applicable Contingent Deferred Sales Charge and a pro rata portion of the annual $30 Administration Contract Charge. (See "Administration Charges, Contingent Deferred Sales and Other Deductions.") 1983 figures for the Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series are from September 1 through December 31, 1983. The 1986 figure for the VIP Equity-Income Portfolio is from November 1, 1986 through December 31, 1986; the 1987 figure for the VIP Overseas Portfolio is from February 1, 1987 through December 31, 1987. The 1987 figures for the Westpeak Stock Index and Back Bay Advisors Managed Series are from May 1, 1987 through December 31, 1987. The 1993 figures for the Harris Oakmark Mid Cap Value and Westpeak Growth and Income Series are from May 1, 1993 through December 31, 1993. The 1994 figure for the Loomis Sayles Small Cap Series is from May 2, 1994 through December 31, 1994. The 1994 figures for the other Zenith Fund Series are from November 1, 1994 through December 31, 1994. The 1991 figure for the Putnam International Portfolio is from May 1, 1991 through December 31, 1991.

(2) The Westpeak Stock Index and Back Bay Advisors Managed Series are only available through Contracts purchased prior to May 1, 1995.

(3) The Balanced Series' subadviser was Loomis Sayles & Company, L.P. until May 1, 2000 when Wellington Management Company LLP became the subadviser.

(4) Harris Associates L.P. became the subadviser on May 1, 2000. Prior to that time, other entities served as subadviser.

(5) The Dow Jones Industrial Average is an unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.
(6) The S&P 500 Stock Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.
(7) The Lehman Intermediate Government/Corporate Bond Index is a subset of the Lehman Government/ Corporate Bond Index covering all issues with maturities between 1 and 10 years which is comprised of taxable, publicly issued, non-convertible debt obligations issued or guaranteed by the U.S. Government or its agencies and another Lehman Index that is comprised of taxable, fixed rate publicly issued, investment grade non-convertible corporate debt obligations. 1983 figures are from September 1 through December 31, 1983.
(8) The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services. 1983 figures are from September 1 through December 31, 1983.

  The chart below illustrates what would have been the change in value of a $100 monthly investment in each of the Eligible Funds if monthly purchase payments for a Contract had been made on the first day of each month starting with September 1, 1983 for the Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series; November 1, 1986 for the VIP Equity-Income Portfolio; February 1, 1987 for the VIP Overseas Portfolio; May 1, 1987 for the Westpeak Stock Index Series and Back Bay Advisors Managed Series; May 1, 1993 for the Harris Oakmark Mid Cap Value and Westpeak Growth and Income Series; May 2, 1994 for the Loomis Sayles Small Cap Series, November 1, 1994 for the other six Zenith Fund Series and May 1, 1991 for the Putnam International Stock Portfolio. The figures shown do not reflect the deduction of any premium tax charge, and only surrender values, not Contract Values, reflect the deduction of any applicable Contingent Deferred Sales Charge. Each purchase payment is divided by the Accumulation Unit Value of each sub-account on the date of the investment to calculate the number of Accumulation Units purchased. The total number of units under the Contract is reduced on each Contract anniversary as a result of the $30 Administration Contract Charge, as described in the illustrations of average annual total return. The Contract Value and the surrender value are calculated according to the methods described in the preceding examples. The annual effective rate of return in this illustration represents the compounded annual rate that the hypothetical purchase payments shown would have had to earn in order to produce the Contract Value and surrender value illustrated on December 31, 1999. In other words, the annual effective rate of return is the rate which, when added to 1 and raised to a power equal to the number of months for which the payment is invested divided by twelve, and multiplied by the payment amount, for all monthly payments, would yield the contract value or surrender value on the ending date of the illustration.

                              INVESTMENT RESULTS

                                                                                              CONTRACT VALUE
                   -----------------------------------------------------------------------------------------------------------
                               BACK BAY   BACK BAY                           SALOMON
                               ADVISORS   ADVISORS                           BROTHERS       SALOMON                  ALGER
                   CUMULATIVE   MONEY       BOND     CAPITAL   CUMULATIVE STRATEGIC BOND BROTHERS U.S.               EQUITY
                    PAYMENTS    MARKET     INCOME     GROWTH    PAYMENTS  OPPORTUNITIES   GOVERNMENT   BALANCED(1)   GROWTH
                   ---------- ---------- ---------- ---------- ---------- -------------- ------------- ----------- ----------
As of December 31:
 1983............   $   400   $   406.44 $   405.13 $   409.40
 1984............     1,600     1,673.57   1,720.27   1,648.95
 1985............     2,800     2,999.59   3,304.19   4,277.11
 1986............     4,000     4,362.45   4,982.85   9,765.58
 1987............     5,200     5,788.99   6,208.12  15,890.14
 1988............     6,400     7,350.98   7,835.43  15,451.37
 1989............     7,600     9,142.45   9,915.71  21,215.12
 1990............     8,800    10,970.63  11,807.13  21,316.48
 1991............    10,000    12,694.15  15,037.48  33,833.21
 1992............    11,200    14,182.75  17,272.18  32,549.81
 1993............    12,400    15,588.48  20,405.31  38,177.72
 1994............    13,600    17,179.87  20,609.31  36,110.66   $  200     $  196.89      $  200.97    $  200.89  $   199.08
 1995............    14,800    19,112.88  25,924.91  50,536.57    1,400      1,507.66       1,476.06     1,543.68    1,671.74
 1996............    16,000    21,015.28  27,970.49  61,680.44    2,600      2,953.92       2,704.81     3,072.43    3,119.42
 1997............    17,200    23,035.65  31,839.31  76,386.05    3,800      4,468.88       4,116.70     4,784.73    5,139.40
 1998............    18,400    25,117.66  35,471.79 102,421.14    5,000      5,665.15       5,577.70     6,376.35    8,979.85
 1999............    19,600    27,204.91  36,000.18 118,236.35    6,200      6,851.58       6,681.23     7,090.73   13,293.36
Annual Effective
Rate of Return...                   3.87       7.02      19.54                   3.82%          2.85%        5.14%      29.94%
                                  MORGAN
                     DAVIS        STANLEY                BACK BAY    WESTPEAK
                    VENTURE    INTERNATIONAL CUMULATIVE  ADVISORS     STOCK
                     VALUE     MAGNUM EQUITY  PAYMENTS  MANAGED(2)   INDEX(2)
                   ----------- ------------- ---------- ----------- -----------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............                             $   800   $   770.01  $   692.54
 1988............                               2,000     2,043.71    2,035.10
 1989............                               3,200     3,667.24    3,919.94
 1990............                               4,400     4,943.00    4,866.74
 1991............                               5,600     7,152.27    7,578.85
 1992............                               6,800     8,757.01    9,255.04
 1993............                               8,000    10,767.63   11,234.80
 1994............  $   197.97    $  204.56      9,200    11,675.61   12,385.13
 1995............    1,632.30     1,436.32     10,400    16,460.59   18,094.48
 1996............    3,373.37     2,706.36     11,600    19,948.81   23,166.00
 1997............    5,782.92     3,767.74     12,800    26,213.90   31.612.17
 1998............    7,808.14     5,140.59     14,000    32,236.96   41,250.07
 1999............   10,329.36     7,695.58     15,200    36,210.56   50,300.40
Annual Effective
Rate of Return...       19.81%        8.29%                  12.87%      17.51%

----

(1) The Balanced Series' subadviser was Loomis Sayles & Company, L.P. until May 1, 2000 when Wellington Management Company LLP became the subadviser.

(2) The Westpeak Stock Index Series and the Back Bay Advisors Managed Series are only available through Contracts purchased prior to May 1, 1995.

(3) Harris Associates L.P. became the subadviser on May 1, 2000. Prior to that time, other entities served as subadviser.

                            INVESTMENT RESULTS

                                                                                   CONTRACT VALUE
                   -------------------------------------------------------------------------------------------------------
                               HARRIS
                               OAKMARK    WESTPEAK                LOOMIS                                          VIP
                   CUMULATIVE  MID CAP    GROWTH &   CUMULATIVE   SAYLES     CUMULATIVE    VIP      CUMULATIVE  EQUITY-
                    PAYMENTS  VALUE(3)     INCOME     PAYMENTS   SMALL CAP    PAYMENTS   OVERSEAS    PAYMENTS    INCOME
                   ---------- ---------  ----------  ---------- -----------  ---------- ----------  ---------- ----------
As of December 31:
 1983............
 1984............
 1985............
 1986............                                                                                    $   200   $   195.78
 1987............                                                             $ 1,100   $ 1,007.13     1,400     1,215.08
 1988............                                                               2,300     2,306.86     2,600     2,714.98
 1989............                                                               3,500     4,229.80     3,800     4,346.48
 1990............                                                               4,700     5,222.71     5,000     4,721.63
 1991............                                                               5,900     6,778.08     6,200     7,427.49
 1992............                                                               7,100     7,031.68     7,400     9,840.29
 1993............    $  800   $  848.90  $   848.38                             8,300    10,872.84     8,600    12,731.03
 1994............     2,000    2,021.49    2,002.46    $  800   $    782.65     9,500    12,048.05     9,800    14,650.43
 1995............     3,200    3,907.29    4,059.83     2,000      2,337.57    10,700    14,272.33    11,000    20,892.48
 1996............     4,400    5,786.10    6,026.98     3,200      4,363.73    11,900    17,185.14    12,200    24,811.34
 1997............     5,600    7,957.27    9,279.81     4,400      6,686.43    13,100    20,101.70    13,400    32,682.67
 1998............     6,800    8,532.56   12,712.04     5,600      7,671.86    14,300    23,575.58    14,600    37,233.40
 1999............     8,000    9,587.90   14,933.13     6,800     11,512.35    15,500    34,699.35    15,800    40,235.68
Annual Effective
Rate of Return...                  5.35%      18.45%                  18.51%                 11.74%                 13.26%
                                 PUTNAM
                   CUMULATIVE INTERNATIONAL
                    PAYMENTS      STOCK
                   ---------- -------------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............   $   800    $   812.73
 1992............     2,000      1,829.72
 1993............     3,200      4,040.12
 1994............     4,400      5,280.01
 1995............     5,600      6,513.62
 1996............     6,800      7,435.52
 1997............     8,000      8,252.48
 1998............     9,200     11,232.79
 1999............    10,400     14,199.73
Annual Effective
Rate of Return...                    7.03%

-----

(1) The Balanced Series' subadviser was Loomis Sayles & Company, L.P. until May 1, 2000 when Wellington Management Company LLP became the subadviser.

(2) The Westpeak Stock Index Series and the Back Bay Advisors Managed Series are only available through Contracts purchased prior to May 1, 1995.

(3) Harris Associates L.P. became the subadviser on May 1, 2000. Prior to that time, other entities served as subadviser.

                    CUMULATIVE
                     PAYMENTS
                    ----------
As of December 31:
 1983............    $   400
 1984............      1,600
 1985............      2,800
 1986............      4,000
 1987............      5,200
 1988............      6,400
 1989............      7,600
 1990............      8,800
 1991............     10,000
 1992............     11,200
 1993............     12,400
 1994............     13,600
 1995............     14,800
 1996............     16,000
 1997............     17,200
 1998............     18,400
 1999............     19,600
Annual Effective
Rate of Return...
                                                                             SURRENDER VALUE
                    ---------------------------------------------------------------------------------------------------------------
                     BACK BAY    BACK BAY                              SALOMON       SALOMON
                     ADVISORS    ADVISORS                              BROTHERS      BROTHERS                   ALGER       DAVIS
                      MONEY        BOND      CAPITAL    CUMULATIVE  STRATEGIC BOND     U.S.                    EQUITY      VENTURE
                      MARKET      INCOME      GROWTH     PAYMENTS   OPPORTUNITIES   GOVERNMENT   BALANCED(1)   GROWTH       VALUE
                    ----------  ----------  ----------  ----------  --------------  -----------  -----------  ----------  ---------
As of December 31:
 1983............   $   372.66  $   371.43  $   375.45
 1984............     1,573.20    1,617.37    1,549.91
 1985............     2,841.11    3,130.63    4,055.39
 1986............     4,156.14    4,748.62    9,435.58
 1987............     5,544.54    5,946.69   15,464.14
 1988............     7,076.34    7,543.35   14,929.37
 1989............     8,844.46    9,593.36   20,597.12
 1990............    10,664.43   11,478.34   20,730.94
 1991............    12,455.65   14,756.80   33,214.21
 1992............    14,045.10   17,106.73   32,246.86
 1993............    15,578.48   20,395.31   38,167.72
 1994............    17,169.67   20,599.31   36,100.66    $  200      $  180.37     $  184.22     $  184.14   $  182.44   $  181.39
 1995............    19,102.88   25,914.91   50,526.57     1,400       1,421.25      1,391.35      1,455.32    1,576.47    1,539.15
 1996............    21,005.28   27,960.49   61,670.44     2,600       2,802.70      2,565.93      2,915.35    2,950.51    3,201.39
 1997............    23,025.65   31,829.31   26,193.90     3,800       4,262.78      3,926.45      4,564.41    4,903.13    5,517.69
 1998............    25,107.66   35,461.79  102,411.14     5,000       5,430.72      5,346.90      6,113.11    8,611.17    7,486.91
 1999............    27,194.91   35,990.18  118,226.35     6,200       6,599.92      6,435.71      6,830.46   12,809.80    9,952.50
Annual Effective
Rate of Return...         3.87        7.02       19.54                     2.39%         1.42%         3.70%      28.44%      18.34%

                      MORGAN
                      STANLEY
                    INTERNATIONAL
                      MAGNUM        CUMULATIVE
                      EQUITY         PAYMENTS
                    ---------       ----------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............                    $  800
 1988............                     2,000
 1989............                     3,200
 1990............                     4,400
 1991............                     5,600
 1992............                     6,800
 1993............                     8,000
 1994............     $  187.60       9,200
 1995............      1,353.76      10,400
 1996............      2,567.39      11,600
 1997............      3,593.19      12,800
 1998............      4,927.40      14,000
 1999............      7,413.54      15,200
Annual Effective
Rate of Return...          6.85%

                                                                               SURRENDER VALUE
                   ----------------------------------------------------------------------------------------------------------------
                                                       HARRIS    WESTPEAK               LOOMIS
                    BACK BAY    WESTPEAK               OAKMARK    GROWTH                SAYLES
                    ADVISORS     STOCK     CUMULATIVE  MID CAP      AND     CUMULATIVE   SMALL    CUMULATIVE    VIP      CUMULATIVE
                   MANAGED(2)   INDEX(2)    PAYMENTS  VALUE(3)    INCOME     PAYMENTS     CAP      PAYMENTS   OVERSEAS    PAYMENTS
                   ----------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------- ----------
As of December 31:
 1983............
 1984............
 1985............
 1986............                                                                                                         $   200
 1987............  $   704.96  $   632.03                                                          $ 1,100   $   920.71     1,400
 1988............    1,913.35    1,905.21                                                            2,300     2,154.79     2,600
 1989............    3,465.71    3,705.90                                                            3,500     3,992.93     3,800
 1990............    4,700.56    4,627.74                                                            4,700     4,960.18     5,000
 1991............    6,842.60    7,251.91                                                            5,900     6,476.07     6,200
 1992............    8,421.76    8,901.86                                                            7,100     6,751.04     7,400
 1993............   10,408.45   10,860.90    $  800   $  779.24  $  778.75                           8,300    10,502.85     8,600
 1994............   11,340.37   12,030.73     2,000    1,892.33   1,874.32    $  800   $  719.36     9,500    11,695.26     9,800
 1995............   16,144.30   17,748.78     3,200    3,693.88   3,838.86     2,000    2,193.84    10,700    13,987.92    11,000
 1996............   19,749.27   22,937.51     4,400    5,505.72   5,735.76     3,200    4,130.23    11,900    17,002.98    12,200
 1997............   26,193.90   31,592.17     5,600    7,615.01   8,883.98     4,400    6,363.04    13,100    20,074.20    13,400
 1998............   32,216.96   41,230.07     6,800    8,205.39  12,234.41     5,600    7,341.15    14,300    23,548.08    14,600
 1999............   36,190.56   50,280.40     8,000    9,265.88  14,442.73     6,800   11,077.90    15,500    34,671.85    15,800
Annual Effective
Rate of Return...       12.88%      17.50%                 4.35%     17.46%                17.14%                 11.73%

                   -------------------------------------

                       VIP                    PUTNAM
                     EQUITY-    CUMULATIVE INTERNATIONAL
                      INCOME     PAYMENTS      STOCK
                    ----------- ---------- -------------
As of December 31:
 1983............
 1984............
 1985............
 1986............   $   179.32
 1987............     1,144.47
 1988............     2,575.59
 1989............     4,145.89
 1990............     4,525.41
 1991............     7,155.10   $   800     $  745.18
 1992............     9,525.32     2,000      1,710.91
 1993............    12,382.29     3,200      3,820.13
 1994............    14,381.73     4,400      5,022.41
 1995............    20,699.45     5,600      6,229.82
 1996............    24,806.34     6,800      7,147.84
 1997............    32,677.67     8,000      7,972.52
 1998............    37,228.90     9,200     10,909.50
 1999............    40,230.68    10,400     13,924.14
Annual Effective
Rate of Return...        13.26%                   6.59%

-----

(1) The Balanced Series' subadviser was Loomis Sayles & Company, L.P. until May 1, 2000 when Wellington Management Company LLP became the subadviser.

(2) The Westpeak Stock Index and Back Bay Advisors Managed Series are only available through Contracts purchased prior to May 1, 1995.

(3) Harris Associates L.P. became the subadviser on May 1, 2000. Prior to that time, other entities served as subadviser.

  As discussed in the prospectus in the section entitled "Investment Performance Information," the Variable Account may illustrate historical investment performance by showing the percentage change in unit value and the annual effective rate of return of each sub-account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the 10, 5 and 1 year periods and the year-to-date period ending with the date of the illustration. Examples of such illustrations follow. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the percentage change in unit value is described in the prospectus under "Investment Experience Information." The annual effective rate of return in these illustrations is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

  Set forth on the following pages are illustrations of the percentage change in unit value information and annual effective rate of return information discussed above that may appear in the Variable Account's Annual and Semi-Annual Reports and in other illustrations of historical investment performance. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.

                BACK BAY ADVISORS MONEY MARKEY SUB-ACCOUNT

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
DATE                                                          UNIT VALUE  CHANGE
----                                                         ------------ ------
August 26, 1983.............................................   1.000000
December 31, 1983...........................................   1.027165    2.7%
December 31, 1984...........................................   1.122053    9.2%
December 31, 1985...........................................   1.198477    6.8%
December 31, 1986...........................................   1.262853    5.4%
December 31, 1987...........................................   1.327245    5.1%
December 31, 1988...........................................   1.407892    6.1%
December 31, 1989...........................................   1.517621    7.8%
December 31, 1990...........................................   1.619846    6.7%
December 31, 1991...........................................   1.697425    4.8%
December 31, 1992...........................................   1.738206    2.4%
December 31, 1993...........................................   1.765866    1.6%
December 31, 1994...........................................   1.811432    2.6%
December 31, 1995...........................................   1.889065    4.3%
December 31, 1996...........................................   1.959126    3.7%
December 31, 1997...........................................   2.036045    3.9%
December 31, 1998...........................................   2.114493    3.9%
December 31, 1999...........................................   2.189734    3.6%

    PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
16 years, 4 months ended December 31, 1999...................  119.0%     4.9%
10 years ended December 31, 1999.............................   44.3%     3.7%
5 years ended December 31, 1999..............................   20.9%     3.9%
1 year ended December 31, 1999...............................    3.6%     3.6%

--------

* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.

                 BACK BAY ADVISORS BOND INCOME SUB-ACCOUNT

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
DATE                                                          UNIT VALUE  CHANGE
----                                                         ------------ ------
August 26, 1983.............................................   1.000000
December 31, 1983...........................................   1.027196    2.7%
December 31, 1984...........................................   1.141109   11.1%
December 31, 1985...........................................   1.337005   17.2%
December 31, 1986...........................................   1.514752   13.3%
December 31, 1987...........................................   1.528314    0.9%
December 31, 1988...........................................   1.633970    6.9%
December 31, 1989...........................................   1.810362   10.8%
December 31, 1990...........................................   1.930406    6.6%
December 31, 1991...........................................   2.246568   16.4%
December 31, 1992...........................................   2.397657    6.7%
December 31, 1993...........................................   2.663825   11.1%
December 31, 1994...........................................   2.539801   -4.7%
December 31, 1995...........................................   3.037039   19.6%
December 31, 1996...........................................   3.134109    3.2%
December 31, 1997...........................................   3.428788    9.4%
December 31, 1998...........................................   3.688741    7.6%
December 31, 1999...........................................   3.622325   -1.8%

     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
16 years, 4 months ended December 31, 1999...................  262.2%     8.2%
10 years ended December 31, 1999.............................  100.1%     7.2%
5 years ended December 31, 1999..............................   42.6%     7.4%
1 year ended December 31, 1999...............................   -1.8%    -1.8%

         SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   0.983850   -1.6%
December 31, 1995..........................................   1.158823   17.8%
December 31, 1996..........................................   1.307292   12.8%
December 31, 1997..........................................   1.432601    9.6%
December 31, 1998..........................................   1.442191    0.7%
December 31, 1999..........................................   1.443394    0.1%

--------

* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.

     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
5 years, 2 months ended December 31, 1999....................  44.3%     7.4%
5 years ended December 31, 1999..............................  46.7%     8.0%
1 year ended December 31, 1999...............................   0.1%     0.1%

               SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
DATE                                                          UNIT VALUE  CHANGE
----                                                         ------------ ------
October 31, 1994............................................   1.000000
December 31, 1994...........................................   1.003770    0.4%
December 31, 1995...........................................   1.139109   13.5%
December 31, 1996...........................................   1.160957    1.9%
December 31, 1997...........................................   1.242399    7.0%
December 31, 1998...........................................   1.318989    6.2%
December 31, 1999...........................................   1.303556   -1.2%

     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
5 years, 2 months ended December 31, 1999....................  30.4%      5.3%
5 years ended December 31, 1999..............................  29.9%      5.4%
1 year ended December 31, 1999...............................  -1.2%     -1.2%

                  BACK BAY ADVISORS MANAGED SUB-ACCOUNT**

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
May 1, 1987................................................   1.000000
December 31, 1987..........................................    .984530   -1.5%
December 31, 1988..........................................   1.063444    8.0%
December 31, 1989..........................................   1.249451   17.5%
December 31, 1990..........................................   1.272224    1.8%
December 31, 1991..........................................   1.508379   18.6%
December 31, 1992..........................................   1.587827    5.3%
December 31, 1993..........................................   1.733382    9.2%
December 31, 1994..........................................   1.691157   -2.4%
December 31, 1995..........................................   2.190193   29.5%
December 31, 1996..........................................   2.485306   13.5%
December 31, 1997..........................................   3.103331   24.9%
December 31, 1998..........................................   3.663526   18.1%
December 31, 1999..........................................   3.974735    8.5%

--------

* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.

** These sub-accounts are only available through Contracts purchased prior to May 1, 1995.

     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                           % CHANGE    ANNUAL
                                                           IN UNIT    EFFECTIVE
                                                            VALUE       RATE
                                                         ------------ ---------
12 years, 8 months ended December 31, 1999..............     297.5%     11.5%
10 years ended December 31, 1999........................     218.1%     12.3%
5 years ended December 31, 1999.........................     135.0%     18.6%
1 year ended December 31, 1999..........................       8.5%      8.5%



                            BALANCED SUB-ACCOUNT***

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                         ACCUMULATION     %
    DATE                                                  UNIT VALUE   CHANGE
    ----                                                 ------------ ---------
October 31, 1994........................................   1.000000
December 31, 1994.......................................   0.996791     -0.3%
December 31, 1995.......................................   1.227281     23.1%
December 31, 1996.......................................   1.415482     15.3%
December 31, 1997.......................................   1.622453     14.6%
December 31, 1998.......................................   1.746518      7.6%
December 31, 1999.......................................   1.635868     -6.3%


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
5 years, 2 months ended December 31, 1999....................  63.6%     10.0%
5 years ended December 31, 1999..............................  64.1%     10.4%
1 year ended December 31, 1999...............................  -6.3%     -6.3%

                      ALGER EQUITY GROWTH SUB-ACCOUNT

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   0.955891   -4.4%
December 31, 1995..........................................   1.402375   46.7%
December 31, 1996..........................................   1.565675   11.6%
December 31, 1997..........................................   1.940577   23.9%
December 31, 1998..........................................   2.829403   45.8%
December 31, 1999..........................................   3.744249   32.3%

--------

* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.


*** The Balanced Series' subadviser was Loomis Sayles & Company, L.P. until May
    1, 2000 when Wellington Management Company, LLP became the subadviser.

     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
5 years, 2 months ended December 31, 1999....................  274.4%    29.1%
5 years ended December 31, 1999..............................  291.7%    31.4%
1 year ended December 31, 1999...............................   32.3%    32.3%

                        CAPITAL GROWTH SUB-ACCOUNT

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
August 26, 1983............................................   1.000000
December 31, 1983..........................................   1.086144     8.6%
December 31, 1984..........................................   1.065136    -1.9%
December 31, 1985..........................................   1.766488    65.8%
December 31, 1986..........................................   3.402150    92.6%
December 31, 1987..........................................   5.125504    50.7%
December 31, 1988..........................................   4.612285   -10.0%
December 31, 1989..........................................   5.950283    29.0%
December 31, 1990..........................................   5.665855    -4.8%
December 31, 1991..........................................   8.607664    51.9%
December 31, 1992..........................................   7.978068    -7.3%
December 31, 1993..........................................   9.049554    13.4%
December 31, 1994..........................................   8.297578    -8.3%
December 31, 1995..........................................  11.300017    36.2%
December 31, 1996..........................................  13.496435    19.4%
December 31, 1997..........................................  16.441932    21.8%
December 31, 1998..........................................  21.752481    32.3%
December 31, 1999..........................................  24.830578    14.2%

     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
16 years, 4 months ended December 31, 1999................... 2,383.1%   21.7%
10 years ended December 31, 1999.............................   317.3%   15.4%
5 years ended December 31, 1999..............................   199.3%   24.5%
1 year ended December 31, 1999...............................    14.2%   14.2%

                      DAVIS VENTURE VALUE SUB-ACCOUNT

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   0.962860   -3.7%
December 31, 1995..........................................   1.323183   37.4%
December 31, 1996..........................................   1.642613   24.1%
December 31, 1997..........................................   2.163463   31.7%
December 31, 1998..........................................   2.442138   12.9%
December 31, 1999..........................................   2.831476   15.9%

--------

* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.

    PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
5 years, 2 months ended December 31, 1999....................  183.1%    22.3%
5 years ended December 31, 1999..............................  194.1%    24.1%
1 year ended December 31, 1999...............................   15.9%    15.9%

                HARRIS OAKMARK MID CAP VALUE SUB-ACCOUNT**

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
April 30, 1993.............................................   1.000000
December 31, 1993..........................................   1.137039   13.7%
December 31, 1994..........................................   1.118794   -1.6%
December 31, 1995..........................................   1.438865   28.6%
December 31, 1996..........................................   1.669358   16.0%
December 31, 1997..........................................   1.932280   15.7%
December 31, 1998..........................................   1.802285   -6.7%
December 31, 1999..........................................   1.784358   -1.0%

    PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
6 years, 8 months ended December 31, 1999....................  78.4%      9.1%
5 years ended December 31, 1999..............................  59.5%      9.8%
1 year ended December 31, 1999...............................  -1.0%     -1.0%

                   LOOMIS SAYLES SMALL CAP SUB-ACCOUNT

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
May 1, 1994................................................   1.000000
December 31, 1994..........................................   0.959097   -4.1%
December 31, 1995..........................................   1.219226   27.1%
December 31, 1996..........................................   1.571807   28.9%
December 31, 1997..........................................   1.936137   23.2%
December 31, 1998..........................................   1.877786   -3.0%
December 31, 1999..........................................   2.440858   30.0%

    PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
5 years, 8 months ended December 31, 1999....................  144.1%    17.1%
5 years ended December 31, 1999..............................  154.5%    20.5%
1 year ended December 31, 1999...............................   30.0%    30.0%

--------

* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.

** Harris Associates L.P. became the subadviser on May 1, 2000. Prior to that time, other entities served as subadviser.

                  WESTPEAK GROWTH AND INCOME SUB-ACCOUNT

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
April 30, 1993.............................................   1.000000
December 31, 1993..........................................   1.132111   13.2%
December 31, 1994..........................................   1.103489   -2.5%
December 31, 1995..........................................   1.485762   34.6%
December 31, 1996..........................................   1.730922   16.5%
December 31, 1997..........................................   2.279329   31.7%
December 31, 1998..........................................   2.798615   22.8%
December 31, 1999..........................................   3.019311    7.9%

     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
6 years, 8 months ended December 31, 1999....................  201.9%    18.0%
5 years ended December 31, 1999..............................  173.6%    22.3%
1 year ended December 31, 1999...............................    7.9%     7.9%

                    WESTPEAK STOCK INDEX SUB-ACCOUNT**

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                         ACCUMULATION     %
    DATE                                                  UNIT VALUE   CHANGE
    ----                                                 ------------ ---------
May 1, 1987.............................................   1.000000
December 31, 1987.......................................    .865890    -13.4%
December 31, 1988.......................................    .993885     14.8%
December 31, 1989.......................................   1.276255     28.4%
December 31, 1990.......................................   1.206894     -5.4%
December 31, 1991.......................................   1.553102     28.7%
December 31, 1992.......................................   1.644023      5.9%
December 31, 1993.......................................   1.779677      8.3%
December 31, 1994.......................................   1.775473     -0.2%
December 31, 1995.......................................   2.398452     35.1%
December 31, 1996.......................................   2.897629     20.8%
December 31, 1997.......................................   3.787806     30.3%
December 31, 1998.......................................   4.781003     26.2%
December 31, 1999.......................................   5.678233     18.8%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                           % CHANGE    ANNUAL
                                                           IN UNIT    EFFECTIVE
                                                            VALUE       RATE
                                                         ------------ ---------
12 years, 8 months ended December 31, 1999..............     467.8%     14.7%
10 years ended December 31, 1999........................     344.9%     16.1%
5 years ended December 31, 1999.........................     219.8%     26.2%
1 year ended December 31, 1999..........................      18.8%     18.8%

--------

* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.

** These sub-accounts are only available through Contracts purchased prior to May 1, 1995.

          MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SUB-ACCOUNT

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   1.023745    2.4%
December 31, 1995..........................................   1.073005    4.8%
December 31, 1996..........................................   1.129151    5.2%
December 31, 1997..........................................   1.099535   -2.6%
December 31, 1998..........................................   1.163698    5.8%
December 31, 1999..........................................   1.430688   22.9%

     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
5 years, 2 months ended December 31, 1999....................  43.1%      7.2%
5 years ended December 31, 1999..............................  39.8%      6.9%
1 year ended December 31, 1999...............................  22.9%     22.9%

                         VIP OVERSEAS SUB-ACCOUNT

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
January 28, 1987...........................................   1.000000
December 31, 1987..........................................   0.934480    -6.6%
December 31, 1988..........................................   0.996890     6.7%
December 31, 1989..........................................   1.242056    24.6%
December 31, 1990..........................................   1.204901    -3.0%
December 31, 1991..........................................   1.283814     6.5%
December 31, 1992..........................................   1.130753   -11.9%
December 31, 1993..........................................   1.532303    35.5%
December 31, 1994..........................................   1.537887     0.4%
December 31, 1995..........................................   1.664159     8.2%
December 31, 1996..........................................   1.858653    11.7%
December 31, 1997..........................................   2.045625    10.1%
December 31, 1998..........................................   2.275536    11.2%
December 31, 1999..........................................   3.202059    40.7%

     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
12 years, 11 months ended December 31, 1999..................  220.2%     9.4%
10 years ended December 31, 1999.............................  157.8%     9.9%
5 years ended December 31, 1999..............................  108.2%    15.8%
1 year ended December 31, 1999...............................   40.7%    40.7%

--------

* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.

                       VIP EQUITY-INCOME SUB-ACCOUNT

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 9, 1986............................................   1.000000
December 31, 1986..........................................   0.998929    -0.1%
December 31, 1987..........................................   0.974348    -2.5%
December 31, 1988..........................................   1.179618    21.1%
December 31, 1989..........................................   1.365709    15.8%
December 31, 1990..........................................   1.141297   -16.4%
December 31, 1991..........................................   1.480005    29.7%
December 31, 1992..........................................   1.706687    15.3%
December 31, 1993..........................................   1.991856    16.7%
December 31, 1994..........................................   2.104085     5.6%
December 31, 1995..........................................   2.804492    33.3%
December 31, 1996..........................................   3.161755    12.7%
December 31, 1997..........................................   3.996188    26.4%
December 31, 1998..........................................   4.401039    10.1%
December 31, 1999..........................................   4.616870     4.9%

     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
13 years, 2 months ended December 31, 1999...................  361.7%    12.3%
10 years ended December 31, 1999.............................  238.1%    13.0%
5 years ended December 31, 1999..............................  119.4%    17.0%
1 year ended December 31, 1999...............................    4.9%     4.9%

                  PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
May 1, 1991................................................   1.000000       -
December 31, 1991..........................................    .975647    -2.4%
December 31, 1992..........................................    .864253   -11.4%
December 31, 1993..........................................   1.259897    45.8%
December 31, 1994..........................................   1.298281     3.0%
December 31, 1995..........................................   1.304065     0.4%
December 31, 1996..........................................   1.258598    -3.5%
December 31, 1997..........................................   1.212622    -3.7%
December 31, 1998..........................................   1.466246    20.9%
December 31, 1999..........................................   1.684493    14.9%

     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
8 years, 8 months ended December 31, 1999....................  68.4%      6.2%
5 years ended December 31, 1999..............................  29.7%      5.3%
1 year ended December 31, 1999...............................  14.9%     14.9%

--------

* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.

                             NET INVESTMENT FACTOR

  The net investment factor ("Net Investment Factor") for each sub-account is determined on each day on which the New York Stock Exchange is open for trading as follows:

    (1) The net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day;

    (2) Plus the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day;

    (3) Is divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day; and

    (4) Finally, the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge that have accumulated since the close of regular trading on the New York Stock Exchange on the preceding trading day are subtracted. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.35% of the daily net asset value of the Variable Account.

                               ANNUITY PAYMENTS

  At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund selected.

  When a variable payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, annuity purchase rates used to calculate the basic payment level will also reflect the sex of the Payee when the payment option involves a life contingency. The impact of the choice of option and the sex and age of the Payee on the level of annuity payments is described in the prospectus under "Amount of Variable Annuity Payments."

  The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

  The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment. The definition of the Assumed Interest Rate, and the effect of the level of the Assumed Interest Rate on the amount of monthly payments is explained in the prospectus under "Amount of Variable Annuity Payments."

  The number of annuity units credited under a variable payment option is determined as follows:

    (1) The proceeds under a deferred Contract, or the net purchase payment under an immediate Contract (at such time as immediate Contracts may be made available), are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge and the amount of any outstanding loan plus accrued interest.)

    (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) next determined following the date of application of proceeds (in the case of a deferred Contract) or net purchase payment (in the case of an immediate Contract.)

  The dollar amount of the initial payment will be at the basic payment level. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined at least 14 days before the payment is due.

  The value of an annuity unit for each sub-account depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

  The annuity unit value for each sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is .9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.

  An illustration of annuity income payments under various hypothetical and historical rates appear below. The monthly equivalents of the hypothetical annual net returns of (2.09)%, 3.50%, 3.79%, 5.75% and 7.71% shown in the tables at pages II-25 and II-26 are (.17)%, .29%, .31%, .47% and .62%.

             HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of 0%, 5.70%, 6%, 8% or 10%. The values would be different from those shown if the returns averaged 0%, 5.70%, 6%, 8% or 10%, but fluctuated over and under those averages throughout the years.

  The tables reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of .95% and the daily administrative charge which is equivalent to an annual charge of 0.40%. The amounts shown in the tables also take into account the Eligible Funds' management fees and operating expenses which are assumed to be at an annual rate of .76% of the average daily net assets of the Eligible Funds (based on an average of all the Eligible Funds). Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than
 .76%, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."

  The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.35% for mortality and expense risk and administrative charges and the assumed 0.76% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 2.11%.

  Two tables follow. The first table assumes that 100% of the Contract Value is allocated to a variable annuity income option, the second assumes that 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate the Company offered on the fixed annuity income option at the date of the illustration. Both illustrations assume that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter.

  When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

  These tables show the monthly income payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

                         ANNUITY PAY-OUT ILLUSTRATION
                            (100% VARIABLE PAYOUT)

 ANNUITANT:                    John Doe      GROSS AMOUNT OF CONTRACT
 SEX:                          Unisex        VALUE:                     $100,000
 ANNUITY OPTION SELECTED:      Life Income   DATE OF ILLUSTRATION:        1/1/00
                               with 10 Years
                               Certain*
 FREQUENCY OF INCOME PAYMENTS: Monthly

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED FOR AGE 65: $678.61

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

VARIABLE MONTHLY ANNUITY INCOME PAYMENT ON THE DATE OF THE
ILLUSTRATION: $581.00

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

                            AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                  WITH AN ASSUMED RATE OF RETURN OF:
                            ----------------------------------------------
                      GROSS    0%     5.70%      6%       8%       10%
PAYMENT  CALENDAR     ----- ----------------- -------- -------- ----------
 YEAR      YEAR   AGE NET**  -2.09%   3.50%    3.79%    5.75%     7.71%
-------  -------- --- ----- ----------------- -------- -------- ----------
    1      2000    65        $581.00 $ 581.00  $581.00  $581.00 $   581.00
    2      2001    66         549.64   581.00   582.63   593.62     604.61
    3      2002    67         519.98   581.00   584.26   606.51     629.18
    4      2003    68         491.92   581.00   585.89   619.69     654.76
    5      2004    69         465.37   581.00   587.53   633.14     681.37
   10      2009    74         352.64   581.00   595.79   704.95     831.54
   15      2014    79         267.21   581.00   604.17   784.91   1,014.82
   20      2019    84         202.48   581.00   612.67   873.93   1,238.50

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL
DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY
THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
--------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the 1.35% Mortality and Expense Risk and Administration Asset Charges from the Gross Rates of Return.

                         ANNUITY PAY-OUT ILLUSTRATION
                       (50% VARIABLE--50% FIXED PAYOUT)

 ANNUITANT:                    John Doe      GROSS AMOUNT OF CONTRACT
 SEX:                          Unisex        VALUE:                     $100,000
 ANNUITY OPTION SELECTED:      Life Income   DATE OF ILLUSTRATION:        1/1/00
                               with 10
                               Years Certain*
 FREQUENCY OF INCOME PAYMENTS: Monthly

FIXED MONTHLY ANNUITY INCOME PAYMENT FOR AGE 65 BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: $678.61

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 50% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT AND 50% TO FIXED PAYOUT

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, BUT WILL NEVER
BE LESS THAN:   $339.31. THE MONTHLY GUARANTEED PAYMENT OF $339.31 IS BEING
PROVIDED BY THE $50,000 APPLIED UNDER THE FIXED ANNUITY OPTION.

                              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                   WITH AN ASSUMED RATE OF RETURN OF:
                            -------------------------------------------------
                      GROSS    0%       5.70%      6%        8%        10%
PAYMENT  CALENDAR     ----- --------- --------- --------- --------- ---------
 YEAR      YEAR   AGE NET**  -2.09%     3.50%     3.79%     5.75%     7.71%
-------  -------- --- ----- --------- --------- --------- --------- ---------
    1      2000    65         $629.81   $629.81   $629.81   $629.81   $629.81
    2      2001    66          614.13    629.81    630.62    636.11    641.61
    3      2002    67          599.30    629.81    631.43    642.56    653.90
    4      2003    68          585.26    629.81    632.25    649.15    666.68
    5      2004    69          571.99    629.81    633.07    655.88    679.99
   10      2009    74          515.62    629.81    637.20    691.78    755.08
   15      2014    79          472.91    629.81    641.39    731.76    846.72
   20      2019    84          440.55    629.81    645.64    776.27    958.56

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL
DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY
THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
--------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
** The illustrated Net Assumed Rates of Return apply only to the variable portion of the monthly payment and reflect the deduction of average fund expenses and the 1.35% Mortality and Expense Risk and Administration Asset Charges from the Gross Rate of Return.

              HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, the table uses historical annual returns to illustrate that monthly annuity income payments vary over time based on fluctuations in annual returns.

  The tables reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of .95% and the daily administrative charge which is equivalent to an annual charge of
 .40%. The amounts shown in the tables also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."

  The following tables assume that 100% of the Contract Value is allocated to a variable annuity income option, that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. The table assumes that the Annuitant was age 65 in 1983, the year of inception for the Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series, and that the Annuitant's age had increased by the time the other Eligible Funds became available. The historical variable annuity income payments are based on an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year resulted in an increased annuity income payment and actual performance less than 3.5% per year resulted in a decreased annuity income payment. The Company offers alternative Assumed Interest Rates
(AIR) from which you may select: 0% and 5%. An AIR of 0% will result in a lower initial payment than a 3.5% or 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 0% or 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

  The table illustrates the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)

 ANNUITANT:                    John Doe GROSS AMOUNT OF CONTRACT
 SEX:                          Unisex   VALUE:                     $100,000
                                        DATE OF ILLUSTRATION:        1/1/00
 ANNUITY OPTION SELECTED:      Life Income with 10 Years Certain*
 FREQUENCY OF INCOME PAYMENTS: Monthly

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: FOR AGE 65: $678.61; FOR AGE 69: $727.77; FOR AGE 75:
$817.97; AND FOR AGE 76: $834.43.

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN
CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                            SALOMON
                      BACK BAY BACK BAY    STRATEGIC    SALOMON                         ALGER
PAYMENT  CALENDAR      MONEY     BOND        BOND         U.S.    BACK BAY             EQUITY    CAPITAL
 YEAR      YEAR   AGE  MARKET   INCOME   OPPORTUNITIES GOVERNMENT  MANAGED  BALANCED   GROWTH    GROWTH
-------  -------- --- -------- --------- ------------- ---------- --------- --------- --------- ---------
    1      1983    65 $581.00  $  581.00                                                        $  581.00
    2      1984    66  589.21     593.85                                                           601.36
    3      1985    67  621.82     637.34                                                           569.73
    4      1986    68  641.71     721.50                                                           912.93
    5      1987    69  653.31     789.77                          $  642.00                      1,698.78
    6      1988    70  663.40     769.90                             617.60                      2,472.75
    7      1989    71  679.85     795.21                             644.48                      2,149.71
    8      1990    72  708.06     851.26                             731.61                      2,679.54
    9      1991    73  730.20     877.02                             719.75                      2,465.18
   10      1992    74  739.29     986.14                             824.49                      3,618.49
   11      1993    75  731.38   1,016.77                             838.49                      3,240.10
   12      1994    76  717.90   1,091.45    $765.00     $765.00      884.40 $  765.00 $  765.00  3,550.97
   13      1995    77  711.52   1,005.44     748.36      763.51      833.68    758.20    737.42  3,145.80
   14      1996    78  716.92   1,161.63     851.64      837.15    1,043.17    901.95  1,045.27  4,139.22
   15      1997    79  718.30   1,158.11     928.18      824.28    1,143.60  1,004.99  1,127.42  4,776.14
   16      1998    80  721.25   1,224.15     982.75      852.27    1,379.69  1,112.99  1,350.12  5,621.74
   17      1999    81  723.71   1,272.43     955.87      874.22    1,573.66  1,157.58  1,901.94  7,185.99
   18      2000    82  724.12   1,207.26     924.32      834.77    1,649.61  1,047.58  2,431.79  7,925.45

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.35%), MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year. The following expenses are for the year ended December 31, 1999 after giving effect to current expense caps or deferrals: 1.00% Loomis Sayles Small Cap, 1.30% Morgan Stanley International Magnum, .80% Alger Equity Growth, .88% Harris Oakmark Mid Cap Value, .81% Davis Venture Value, .74% Westpeak Growth and Income, .35% Westpeak Stock Index, .77% Balanced, .58% Back Bay Managed, .81% Salomon Strategic Bond Opportunities, .48% Back Bay Bond Income, .70% Salomon US Government, .40% Back Bay Money Market. The following expenses are for the year ended December 31, 1999 and are unaffected by expense caps or deferrals:
 .91% Fidelity VIP Overseas, .66% Capital Growth, .57% VIP Fidelity Equity-Income and 1.12% Putnam International Stock.)
-------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)

 ANNUITANT:                    John Doe GROSS AMOUNT OF CONTRACT
 SEX:                          Unisex   VALUE:                     $100,000
                                        DATE OF ILLUSTRATION:        1/1/00
 ANNUITY OPTION SELECTED:      Life Income with 10 Years Certain*
 FREQUENCY OF INCOME PAYMENTS: Monthly

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: FOR AGE 65: $678.61; FOR AGE 68: $714.61; FOR AGE 69: $727.77; FOR AGE 73: $786.00; FOR AGE 76: $834.43.

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN
CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                 HARRIS             WESTPEAK               MORGAN
                        DAVIS    OAKMARK   LOOMIS    GROWTH   WESTPEAK     STANLEY                  FIDELITY       PUTNAM
PAYMENT  CALENDAR      VENTURE   MID CAP   SAYLES      AND      STOCK   INTERNATIONAL   FIDELITY   VIP EQUITY-  INTERNATIONAL
 YEAR      YEAR   AGE   VALUE     VALUE   SMALL CAP  INCOME     INDEX      MAGNUM     VIP OVERSEAS   INCOME        STOCK
-------  -------- --- --------- --------- --------- --------- --------- ------------- ------------ ----------- --------------
    1      1983    65
    2      1984    66
    3      1985    67
    4      1986    68                                                                               $  626.00
    5      1987    69                                         $  642.00                 $ 642.00       615.48
    6      1988    70                                            545.85                   581.39       580.03
    7      1989    71                                            605.30                   599.19       678.42
    8      1990    72                                            750.98                   721.30       758.88
    9      1991    73                                            686.15                   676.06       612.74     $710.00
   10      1992    74                                            853.12                   695.98       767.71      676.90
   11      1993    75           $  747.00           $  747.00    872.44                   592.22       855.28      579.28
   12      1994    76 $  765.00    829.98 $  765.00    826.38    912.49    $765.00        775.38       964.44      815.91
   13      1995    77    732.39    789.05    733.73    778.25    879.55     778.70        751.89       984.32      816.93
   14      1996    78    972.43    980.46    901.19  1,012.42  1,147.99     788.57        786.11     1,267.62      785.29
   15      1997    79  1,166.26  1,098.95  1,122.40  1,139.48  1,339.89     801.70        848.22     1,380.64      735.08
   16      1998    80  1,484.12  1,229.02  1,335.81  1,449.76  1,692.29     754.27        901.98     1,686.00      684.28
   17      1999    81  1,618.63  1,107.57  1,251.74  1,719.86  2,063.79     771.29        969.42     1,794.02      799.42
   18      2000    82  1,813.22  1,059.48  1,572.07  1,792.74  2,368.20     916.18      1,318.01     1,818.36      887.35

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.35%), MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year. The following expenses are for the year ended December 31, 1999 after giving effect to current expense caps or deferrals: 1.00% Loomis Sayles Small Cap, 1.30% Morgan Stanley International Magnum, .80% Alger Equity Growth, .88% Harris Oakmark Mid Cap Value, .81% Davis Venture Value, .74% Westpeak Growth and Income, .35% Westpeak Stock Index, .77% Balanced, .58% Back Bay Managed, .81% Salomon Strategic Bond Opportunities, .48% Back Bay Bond Income, .70% Salomon US Government, .40% Back Bay Money Market. The following expenses are for the year ended December 31, 1999 and are unaffected by expense caps or deferrals:
 .91% Fidelity VIP Overseas, .66% Capital Growth, .57% Fidelity VIP Equity-Income and 1.12% Putnam International Stock.)
-------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

                                    EXPERTS

  The financial statements of The New England Variable Account of Metropolitan Life Insurance Company ("MetLife") and the consolidated financial statements of MetLife included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                                 LEGAL MATTERS

  Legal matters in connection with the Contracts described in this registration statement have been passed on by Christopher P. Nicholas, Associate General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, D.C., has provided advice on certain matters relating to the Federal securities laws.

                                   APPENDIX A

ABC and affiliates         Fortune                    Public Broadcasting
Atlanta Constitution       Fox Newtwork and            Service
Atlanta Journal             affiliates                Quinn, Jane Bryant
Austin American            Fund Action                 (syndicated column)
 Statesman                 Hartford Courant           Registered
Baltimore Sun              Houston Chronicle           Representative
Barron's                   INC                        Research Magazine
Bond Buyer                 Indianapolis Star          Resource
Boston Business Journal    Institutional Investor     Reuters
Boston Globe               Investment Dealers         Rukeyser's Business
Boston Herald               Digest                     (syndicated column)
Broker World               Investment Vision          Sacramento Bee
Business Radio Network     Investor's Daily           San Francisco Chronicle
Business Week              Journal of Commerce        San Francisco Examiner
CBS and affiliates         Kansas City Star           San Jose Mercury
CFO                        LA Times                   Seattle Post-
Changing Times             Leckey, Andrew              Intelligencer
Chicago Sun Times           (syndicated column)       Seattle Times
Chicago Tribune            Life Association News      Smart Money
Christian Science          Miami Herald               St. Louis Post Dispatch
 Monitor                   Milwaukee Sentinel         St. Petersburg Times
Christian Science          Money                      Standard & Poor's
 Monitor News Service      Money Maker                 Outlook
Cincinnati Enquirer        Money Management Letter    Standard & Poor's Stock
Cincinnati Post            Morningstar                 Guide
CNBC                       National Public Radio      Stanger's Investment
CNN                        National Underwriter        Advisor
Columbus Dispatch          NBC and affiliates         Stockbroker's Register
Dallas Morning News        New England Business       Strategic Insight
Dallas Times-Herald        New England Cable News     Tampa Tribune
Denver Post                New Orleans Times-         Time
Des Moines Register         Picayune                  Tobias, Andrew
Detroit Free Press         New York Daily News         (syndicated column)
Donoghues Money Fund       New York Times             UPI
 Report                    Newark Star Ledger         US News and World Report
Dorfman, Dan (syndicated   Newsday                    USA Today
 column)                   Newsweek                   Value Line
Dow Jones News Service     Nightly Business Report    Wall St. Journal
Economist                  Orange County Register     Wall Street Letter
FACS of the Week           Orlando Sentinel           Wall Street Week
Financial News Network     Pension World              Washington Post
Financial Planning         Pensions and Investments   WBZ
Financial Services Week    Personal Investor          WBZ-TV
Financial World            Philadelphia Inquirer      WCVB-TV
Forbes                     Porter, Sylvia             WEEI
Fort Worth Star-Telegram    (syndicated column)       WHDH
                           Portland Oregonian         Worcester Telegram
                                                      Worth Magazine
                                                      WRKO

                        REPORT OF INDEPENDENT AUDITORS

To the Contract Owners of The New England Variable Account of Metropolitan Life Insurance Company:

We have audited the accompanying statement of assets and liabilities and the related statement of operations of The New England Variable Account (comprised of the following Sub-Accounts: Capital Growth, Bond Income, Money Market, Stock Index, Managed, Midcap Value (formerly Avanti Growth), Growth and Income (formerly Value Growth), Small Cap, U.S. Government, Balanced, Equity Growth, International Magnum Equity (formerly International Equity), Venture Value, Strategic Bond Opportunities, Equity-Income and Overseas) of Metropolitan Life Insurance Company as of and for the year ended December 31, 1999, and the related statements of changes in net assets for each of the two years in the period then ended for all Sub-Accounts. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position and the results of operations of the respective aforementioned Sub-Accounts comprising The New England Variable Account of Metropolitan Life Insurance Company, as of and for the year ended December 31, 1999, and the changes in net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
April 26, 2000

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999

                                          SHARES         COST      MARKET VALUE
                                       ------------- ------------ --------------
ASSETS
Investments in sub-accounts, at value
 (Note 2)
NEW ENGLAND ZENITH FUND:
  Capital Growth Series..............  1,915,867.620 $764,589,117 $  832,885,131
  Back Bay Advisors Bond Income Se-
  ries...............................  1,169,680.720  126,271,186    118,605,625
  Back Bay Advisors Money Market Se-
  ries...............................    799,627.840   79,962,784     79,962,784
  Westpeak Stock Index Series........    372,111.140   43,970,941     85,898,507
  Back Bay Advisors Managed Series...    756,025.970  123,679,221    148,793,471
  Goldman Sachs Midcap Value Series..    251,733.070   34,602,284     30,640,949
  Westpeak Growth and Income Series..    543,155.700   92,766,876    107,805,543
  Loomis Sayles Small Cap Series.....    396,131.770   60,156,069     79,911,662
  Salomon Brothers U. S. Government
  Series.............................  1,245,288.970   14,360,263     13,461,574
  Loomis Sayles Balanced Series......  3,197,331.380   44,571,365     44,283,040
  Alger Equity Growth Series.........  7,675,195.860  153,235,681    225,190,246
  Morgan Stanley International Magnum
  Equity Series......................  1,467,890.810   16,689,953     20,770,655
  Davis Venture Value Series.........  6,098,030.180  107,517,286    162,634,465
  Salomon Brothers Strategic Bond Op-
  portunities Series.................  2,746,317.780   32,493,271     29,303,211
VARIABLE INSURANCE PRODUCTS FUND:
  Equity-Income Portfolio............  6,773,787.310  128,040,852    174,154,072
  Overseas Portfolio.................  4,235,131.160   79,859,392    116,211,999
                                                                  --------------

Total investments in sub-accounts, at value.....................  2,270,512,934
Dividends receivable............................................         11,970
                                                                 --------------
    Total assets................................................  2,270,524,904
LIABILITIES
Due to Metropolitan Life Insurance Company......................      2,671,697
                                                                 --------------
NET ASSETS...................................................... $2,267,853,207
                                                                 ==============
CONTRACT OWNERS' EQUITY
Owners of annuity contracts..................................... $2,254,956,405
Annuity reserves (Note 2).......................................     12,896,802
                                                                 --------------
    TOTAL FOR VARIABLE ANNUITY CONTRACTS........................ $2,267,853,207
                                                                 ==============

                       See Notes to Financial Statements

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1999

                      CAPITAL        BOND         MONEY       STOCK                   MIDCAP       GROWTH        SMALL
                       GROWTH       INCOME       MARKET       INDEX      MANAGED       VALUE     AND INCOME       CAP
                    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                    ------------  -----------  ----------- ----------- -----------  -----------  -----------  -----------
INCOME:
 Dividends.......   $162,137,176  $ 8,745,170  $3,521,617  $ 1,992,485 $20,962,434  $  382,798   $14,145,526  $   209,713
                    ------------  -----------  ----------  ----------- -----------  ----------   -----------  -----------
EXPENSES:
 Mortality and
 expense risk
 charge..........      7,725,456    1,247,852     695,977      760,324   1,451,137     329,194     1,016,255      634,485
 Administrative
 charge..........      3,861,230      604,615     336,129      361,356     699,163     165,099       494,172      318,746
                    ------------  -----------  ----------  ----------- -----------  ----------   -----------  -----------
  Total expenses.     11,586,686    1,852,467   1,032,106    1,121,680   2,150,300     494,293     1,510,427      953,231
                    ------------  -----------  ----------  ----------- -----------  ----------   -----------  -----------
 Net investment
 income..........    150,550,490    6,892,703   2,489,511      870,805  18,812,134    (111,495)   12,635,099     (743,518)
                    ------------  -----------  ----------  ----------- -----------  ----------   -----------  -----------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
 Net unrealized
  appreciation
  (depreciation)
  on investments:
  Beginning of
  year...........    145,060,563    2,310,498         --    35,395,038  39,832,342  (4,695,144)   23,551,474    3,419,848
  End of year....     68,296,013   (7,665,561)        --    41,927,566  25,114,250  (3,961,335)   15,038,667   19,755,593
                    ------------  -----------  ----------  ----------- -----------  ----------   -----------  -----------
 Net change in
  unrealized
  appreciation
  (depreciation).    (76,764,550)  (9,976,059)        --     6,532,528 (14,718,092)    733,809    (8,512,807)  16,335,745
 Net realized
 gain (loss) on
 investments.....     31,243,383      474,439         --     6,126,853   8,080,082    (942,117)    3,802,104    1,935,190
                    ------------  -----------  ----------  ----------- -----------  ----------   -----------  -----------
 Net realized and
  unrealized gain
  (loss) on
  investments....    (45,521,167)  (9,501,620)        --    12,659,381  (6,638,010)   (208,308)   (4,710,703)  18,270,935
                    ------------  -----------  ----------  ----------- -----------  ----------   -----------  -----------
NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS......   $105,029,323  $(2,608,917) $2,489,511  $13,530,186 $12,174,124  $ (319,803)  $ 7,924,396  $17,527,417
                    ============  ===========  ==========  =========== ===========  ==========   ===========  ===========
                       U.S.
                    GOVERNMENT
                    SUB-ACCOUNT
                    -----------
INCOME:
 Dividends.......    $ 804,807
                    -----------
EXPENSES:
 Mortality and
 expense risk
 charge..........      145,781
 Administrative
 charge..........       68,199
                    -----------
  Total expenses.      213,980
                    -----------
 Net investment
 income..........      590,827
                    -----------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
 Net unrealized
  appreciation
  (depreciation)
  on investments:
  Beginning of
  year...........     (104,090)
  End of year....     (898,689)
                    -----------
 Net change in
  unrealized
  appreciation
  (depreciation).     (794,599)
 Net realized
 gain (loss) on
 investments.....       (1,476)
                    -----------
 Net realized and
  unrealized gain
  (loss) on
  investments....     (796,075)
                    -----------
NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS......    $(205,248)
                    ===========

                    See Notes to Financial Statements

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                   METROPOLITAN LIFE LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS

              FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1999

                                                                         STRATEGIC
                                   EQUITY    INTERNATIONAL   VENTURE       BOND        EQUITY-
                     BALANCED      GROWTH    MAGNUM EQUITY    VALUE    OPPORTUNITIES   INCOME      OVERSEAS
                    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    TOTAL
                    -----------  ----------- ------------- ----------- ------------- -----------  ----------- ------------
INCOME:
 Dividends........  $ 2,665,079  $27,730,944  $   73,230   $ 3,171,598  $ 2,348,573  $ 8,886,140  $ 3,632,373 $261,409,663
                    -----------  -----------  ----------   -----------  -----------  -----------  ----------- ------------
EXPENSES:
 Mortality and ex-
  pense risk
  charge..........      474,133    1,701,611     179,517     1,467,503      309,920    1,776,914      914,897   20,830,956
 Administrative
  charge..........      237,504      830,508      88,837       724,543      147,093      876,422      456,181   10,269,797
                    -----------  -----------  ----------   -----------  -----------  -----------  ----------- ------------
 Total expenses...      711,637    2,532,119     268,354     2,192,046      457,013    2,653,336    1,371,078   31,100,753
                    -----------  -----------  ----------   -----------  -----------  -----------  ----------- ------------
 Net investment
  income..........    1,953,442   25,198,825    (195,124)      979,552    1,891,560    6,232,804    2,261,295  230,308,910
                    -----------  -----------  ----------   -----------  -----------  -----------  ----------- ------------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVEST-
 MENTS:
 Net unrealized
  appreciation
  (depreciation)
  on investments:
 Beginning of
 year.............    6,569,059   50,532,653     504,963    39,486,146   (1,287,072)  52,711,019    9,403,008  402,690,305
 End of year......     (288,325)  71,954,566   4,080,702    55,117,179   (3,190,060)  46,113,220   36,352,607  367,746,393
                    -----------  -----------  ----------   -----------  -----------  -----------  ----------- ------------
 Net change in
  unrealized ap-
  preciation (de-
  preciation).....   (6,857,384)  21,421,913   3,575,739    15,631,033   (1,902,988)  (6,597,799)  26,949,599  (34,943,912)
 Net realized gain
  (loss) on in-
  vestments.......    1,715,594    4,291,403     514,203     5,750,062      (32,516)   9,304,792    4,576,287   76,838,283
                    -----------  -----------  ----------   -----------  -----------  -----------  ----------- ------------
 Net realized and
  unrealized gain
  (loss) on in-
  vestments.......   (5,141,790)  25,713,316   4,089,942    21,381,095   (1,935,504)   2,706,993   31,525,886   41,894,371
                    -----------  -----------  ----------   -----------  -----------  -----------  ----------- ------------
NET INCREASE (DE-
 CREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..  $(3,188,348) $50,912,141  $3,894,818   $22,360,647  $   (43,944) $ 8,939,797  $33,787,181 $272,203,281
                    ===========  ===========  ==========   ===========  ===========  ===========  =========== ============

                    See Notes to Financial Statements

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1999

                      CAPITAL         BOND         MONEY         STOCK                     MIDCAP      GROWTH AND
                      GROWTH         INCOME        MARKET        INDEX       MANAGED        VALUE        INCOME      SMALL CAP
                    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                   -------------  ------------  ------------  -----------  ------------  -----------  ------------  ------------
FROM INVESTMENT
 ACTIVITIES:
 Net investment
 income..........  $ 150,550,490  $  6,892,703  $  2,489,511  $   870,805  $ 18,812,134  $  (111,495) $ 12,635,099  $   (743,518)
 Net realized and
   unrealized
   gain (loss) on
   investments...    (45,521,167)   (9,501,620)          --    12,659,381    (6,638,010)    (208,308)   (4,710,703)   18,270,935
                   -------------  ------------  ------------  -----------  ------------  -----------  ------------  ------------
 Increase
  (decrease) in
  net assets
  derived from
  investment
  activities.....    105,029,323    (2,608,917)    2,489,511   13,530,186    12,174,124     (319,803)    7,924,396    17,527,417
                   -------------  ------------  ------------  -----------  ------------  -----------  ------------  ------------
FROM CONTRACT-
 RELATED
 TRANSACTIONS:
 Net premiums
  transferred
  from
  Metropolitan
  Life Insurance
  Company........     21,720,726     3,982,893     4,392,239    1,527,449     2,926,306    1,200,036     3,951,032     3,110,909
 Net transfers
  (to) from other
  sub-accounts...    (42,369,603)   (7,990,514)   33,003,847    6,112,025    (2,356,625)  (5,420,405)    7,476,182    (9,113,553)
 Net transfers to
  Metropolitan
  Life Insurance
  Company
 Surrenders......    (80,066,854)  (15,975,607)  (29,268,644)  (8,149,748)  (17,447,521)  (3,254,109)  (10,388,029)   (7,026,279)
 Annuity
  benefits.......     (4,177,571)   (1,457,127)   (2,066,596)    (331,923)   (1,861,017)     (74,445)     (677,026)     (391,031)
                   -------------  ------------  ------------  -----------  ------------  -----------  ------------  ------------
 Increase
  (decrease) in
  net assets
  derived from
  contract-
  related
  transactions...   (104,893,302)  (21,440,355)    6,060,846     (842,197)  (18,738,857)  (7,548,923)      362,159   (13,419,954)
                   -------------  ------------  ------------  -----------  ------------  -----------  ------------  ------------
NET INCREASE
 (DECREASE) IN
 NET ASSETS......        136,021   (24,049,272)    8,550,357   12,687,989    (6,564,733)  (7,868,726)    8,286,555     4,107,463
NET ASSETS, AT
 BEGINNING OF THE
 YEAR............    831,738,970   142,526,183    71,333,786   73,116,140   155,184,159   38,473,704    99,391,729    75,709,596
                   -------------  ------------  ------------  -----------  ------------  -----------  ------------  ------------
NET ASSETS, AT
 END OF THE YEAR.  $ 831,874,991  $118,476,911  $ 79,884,143  $85,804,129  $148,619,426  $30,604,978  $107,678,284  $ 79,817,059
                   =============  ============  ============  ===========  ============  ===========  ============  ============
                      U.S.
                   GOVERNMENT
                   SUB-ACCOUNT
                   ------------
FROM INVESTMENT
 ACTIVITIES:
 Net investment
 income..........  $   590,827
 Net realized and
   unrealized
   gain (loss) on
   investments...     (796,075)
                   ------------
 Increase
  (decrease) in
  net assets
  derived from
  investment
  activities.....     (205,248)
                   ------------
FROM CONTRACT-
 RELATED
 TRANSACTIONS:
 Net premiums
  transferred
  from
  Metropolitan
  Life Insurance
  Company........      483,391
 Net transfers
  (to) from other
  sub-accounts...   (1,523,591)
 Net transfers to
  Metropolitan
  Life Insurance
  Company
 Surrenders......   (1,810,602)
 Annuity
  benefits.......     (375,865)
                   ------------
 Increase
  (decrease) in
  net assets
  derived from
  contract-
  related
  transactions...   (3,226,667)
                   ------------
NET INCREASE
 (DECREASE) IN
 NET ASSETS......   (3,431,915)
NET ASSETS, AT
 BEGINNING OF THE
 YEAR............   16,878,032
                   ------------
NET ASSETS, AT
 END OF THE YEAR.  $13,446,117
                   ============


                       See Notes to Financial Statements

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1999

                                                                            STRATEGIC
                                   EQUITY     INTERNATIONAL   VENTURE         BOND
                    BALANCED       GROWTH     MAGNUM EQUITY    VALUE      OPPORTUNITIES EQUITY-INCOME    OVERSEAS
                   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                   -----------  ------------  ------------- ------------  ------------- -------------  ------------
FROM INVESTMENT
 ACTIVITIES:
 Net investment
  income.........  $ 1,953,442  $ 25,198,825   $  (195,124) $    979,552   $ 1,891,560  $  6,232,804   $  2,261,295
 Net realized and
  unrealized gain
  (loss) on
  investments....   (5,141,790)   25,713,316     4,089,942    21,381,095    (1,935,504)    2,706,993     31,525,886
                   -----------  ------------   -----------  ------------   -----------  ------------   ------------
 Increase
  (decrease) in
  net assets
  derived from
  investment
  activities.....   (3,188,348)   50,912,141     3,894,818    22,360,647       (43,944)    8,939,797     33,787,181
                   -----------  ------------   -----------  ------------   -----------  ------------   ------------
FROM CONTRACT-
 RELATED
 TRANSACTIONS:
 Net premiums
  transferred
  from
  Metropolitan
  Life Insurance
  Company........    2,298,968     6,622,737       636,928     5,877,661     1,215,713     5,594,484      3,137,518
 Net transfers
  (to) from other
  sub-accounts...   (4,423,494)   43,747,487    (1,117,734)    5,314,675    (5,003,804)  (11,857,048)    (4,477,845)
 Net transfers to
  Metropolitan
  Life Insurance
  Company
 Surrenders......   (3,971,459)  (14,945,949)   (1,567,630)  (13,755,714)   (2,632,262)  (16,625,208)    (8,175,196)
 Annuity
  benefits.......     (320,564)     (775,266)      (97,691)     (869,039)     (240,640)   (1,027,216)      (458,291)
                   -----------  ------------   -----------  ------------   -----------  ------------   ------------
 Increase
  (decrease) in
  net assets
  derived from
  contract-
  related
  transactions...   (6,416,549)   34,649,009    (2,146,127)   (3,432,417)   (6,660,993)  (23,914,988)    (9,973,814)
                   -----------  ------------   -----------  ------------   -----------  ------------   ------------
NET INCREASE
 (DECREASE) IN
 NET ASSETS......   (9,604,897)   85,561,150     1,748,691    18,928,230    (6,704,937)  (14,975,191)    23,813,367
NET ASSETS, AT
 BEGINNING OF THE
 YEAR............   53,836,730   139,364,909    18,998,370   143,516,062    35,975,353   188,924,290     92,265,042
                   -----------  ------------   -----------  ------------   -----------  ------------   ------------
NET ASSETS, AT
 END OF THE YEAR.  $44,231,833  $224,926,059   $20,747,061  $162,444,292   $29,270,416  $173,949,099   $116,078,409
                   ===========  ============   ===========  ============   ===========  ============   ============
                       TOTAL
                   ---------------
FROM INVESTMENT
 ACTIVITIES:
 Net investment
  income.........  $  230,308,910
 Net realized and
  unrealized gain
  (loss) on
  investments....      41,894,371
                   ---------------
 Increase
  (decrease) in
  net assets
  derived from
  investment
  activities.....     272,203,281
                   ---------------
FROM CONTRACT-
 RELATED
 TRANSACTIONS:
 Net premiums
  transferred
  from
  Metropolitan
  Life Insurance
  Company........      68,678,990
 Net transfers
  (to) from other
  sub-accounts...             --
 Net transfers to
  Metropolitan
  Life Insurance
  Company
 Surrenders......    (235,060,811)
 Annuity
  benefits.......     (15,201,308)
                   ---------------
 Increase
  (decrease) in
  net assets
  derived from
  contract-
  related
  transactions...    (181,583,129)
                   ---------------
NET INCREASE
 (DECREASE) IN
 NET ASSETS......      90,620,152
NET ASSETS, AT
 BEGINNING OF THE
 YEAR............   2,177,233,055
                   ---------------
NET ASSETS, AT
 END OF THE YEAR.  $2,267,853,207
                   ===============

                       See Notes to Financial Statements

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS

              FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1998

                     CAPITAL                                                              MIDCAP       GROWTH
                      GROWTH     BOND INCOME   MONEY MARKET  STOCK INDEX    MANAGED        VALUE     AND INCOME    SMALL CAP
                   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                   ------------  ------------  ------------  -----------  ------------  -----------  -----------  -----------
FROM INVESTMENT
 ACTIVITIES:
 Net investment
  income.........  $ 97,821,413  $  8,206,703  $  2,326,567  $   141,152  $ 11,399,822  $ 8,503,761  $ 5,704,275  $   211,504
 Net realized and
  unrealized gain
  (loss) on
  investments....   108,477,121     1,651,852           --    15,283,573    13,486,856  (11,608,473)  11,264,348   (2,763,683)
                   ------------  ------------  ------------  -----------  ------------  -----------  -----------  -----------
 Increase
  (decrease) in
  net assets
  derived from
  investment
  activities.....   206,298,534     9,858,555     2,326,567   15,424,725    24,886,678   (3,104,712)  16,968,623   (2,552,179)
                   ------------  ------------  ------------  -----------  ------------  -----------  -----------  -----------
FROM CONTRACT-
 RELATED
 TRANSACTIONS:
 Net premiums
  transferred
  from
  Metropolitan
  Life Insurance
  Company........    40,049,726     9,884,251    21,340,577    1,452,914     3,314,419    3,200,779   10,189,551    9,221,354
 Net transfers
  (to) from other
  sub-accounts...   (16,399,017)    7,345,385    10,492,616    1,106,109    (4,093,865)  (5,037,997)  10,591,095   (1,407,877)
 Net transfers to
  Metropolitan
  Life Insurance
  Company
 Surrenders......   (55,755,674)  (12,177,589)  (15,124,947)  (4,948,891)  (13,125,043)  (2,832,814)  (7,306,989)  (5,507,926)
 Annuity
  benefits.......    (5,896,454)   (1,217,314)   (2,867,828)    (319,600)   (1,533,523)    (366,760)    (316,533)    (449,424)
                   ------------  ------------  ------------  -----------  ------------  -----------  -----------  -----------
 Increase
  (decrease) in
  net assets
  derived from
  contract-
  related
  transactions...   (38,001,419)    3,834,733    13,840,418   (2,709,468)  (15,438,012)  (5,036,792)  13,157,124    1,856,127
                   ------------  ------------  ------------  -----------  ------------  -----------  -----------  -----------
NET INCREASE
 (DECREASE) IN
 NET ASSETS......   168,297,115    13,693,288    16,166,985   12,715,257     9,448,666   (8,141,504)  30,125,747     (696,052)
NET ASSETS, AT
 BEGINNING OF THE
 YEAR............   663,441,855   128,832,895    55,166,801   60,400,883   145,735,493   46,615,208   69,265,982   76,405,648
                   ------------  ------------  ------------  -----------  ------------  -----------  -----------  -----------
NET ASSETS, AT
 END OF THE YEAR.  $831,738,970  $142,526,183  $ 71,333,786  $73,116,140  $155,184,159  $38,473,704  $99,391,729  $75,709,596
                   ============  ============  ============  ===========  ============  ===========  ===========  ===========
                      U.S.
                   GOVERNMENT
                   SUB-ACCOUNT
                   ------------
FROM INVESTMENT
 ACTIVITIES:
 Net investment
  income.........  $   532,480
 Net realized and
  unrealized gain
  (loss) on
  investments....      205,220
                   ------------
 Increase
  (decrease) in
  net assets
  derived from
  investment
  activities.....      737,700
                   ------------
FROM CONTRACT-
 RELATED
 TRANSACTIONS:
 Net premiums
  transferred
  from
  Metropolitan
  Life Insurance
  Company........    1,780,311
 Net transfers
  (to) from other
  sub-accounts...    4,991,367
 Net transfers to
  Metropolitan
  Life Insurance
  Company
 Surrenders......   (1,299,860)
 Annuity
  benefits.......      (39,667)
                   ------------
 Increase
  (decrease) in
  net assets
  derived from
  contract-
  related
  transactions...    5,432,151
                   ------------
NET INCREASE
 (DECREASE) IN
 NET ASSETS......    6,169,851
NET ASSETS, AT
 BEGINNING OF THE
 YEAR............   10,708,181
                   ------------
NET ASSETS, AT
 END OF THE YEAR.  $16,878,032
                   ============

                       See Notes to Financial Statements

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1998

                                                                           STRATEGIC
                                   EQUITY     INTERNATIONAL   VENTURE         BOND        EQUITY-
                    BALANCED       GROWTH     MAGNUM EQUITY    VALUE      OPPORTUNITIES    INCOME       OVERSEAS
                   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                   -----------  ------------  ------------- ------------  ------------- ------------  ------------
FROM INVESTMENT
 ACTIVITIES:
 Net investment
  income.........  $ 1,600,374  $  3,400,965   $   140,808  $  2,031,528   $ 1,926,025  $  8,910,295  $  5,777,425
 Net realized and
  unrealized gain
  (loss) on
  investments....    2,044,148    38,319,444       778,190    13,407,368    (1,779,711)    8,638,393     3,955,853
                   -----------  ------------   -----------  ------------   -----------  ------------  ------------
 Increase
  (decrease) in
  net assets
  derived from
  investment
  activities.....    3,644,522    41,720,409       918,998    15,438,896       146,314    17,548,688     9,733,278
                   -----------  ------------   -----------  ------------   -----------  ------------  ------------
FROM CONTRACT-
 RELATED
 TRANSACTIONS:
 Net premiums
  transferred
  from
  Metropolitan
  Life Insurance
  Company........    7,354,133    11,871,287     1,872,270    18,560,719     6,181,058    13,382,867     6,400,225
 Net transfers
  (to) from other
  sub-accounts...      409,136     8,530,395    (1,287,125)    2,835,730      (476,855)   (8,394,490)   (9,204,607)
 Net transfers to
  Metropolitan
  Life Insurance
  Company
 Surrenders......   (3,955,175)   (8,522,044)   (1,383,343)   (9,477,930)   (2,850,826)  (13,042,340)   (6,886,447)
 Annuity
  benefits.......     (523,862)     (687,556)     (105,037)     (708,014)     (193,496)   (1,264,955)     (628,414)
                   -----------  ------------   -----------  ------------   -----------  ------------  ------------
 Increase
  (decrease) in
  net assets
  derived from
  contract-
  related
  transactions...    3,284,232    11,192,082      (903,235)   11,210,505     2,659,881    (9,318,918)  (10,319,243)
                   -----------  ------------   -----------  ------------   -----------  ------------  ------------
NET INCREASE
 (DECREASE) IN
 NET ASSETS......    6,928,754    52,912,491        15,763    26,649,401     2,806,195     8,229,770      (585,965)
NET ASSETS, AT
 BEGINNING OF THE
 YEAR............   46,907,976    86,452,418    18,982,607   116,866,661    33,169,158   180,694,520    92,851,007
                   -----------  ------------   -----------  ------------   -----------  ------------  ------------
NET ASSETS, AT
 END OF THE YEAR.  $53,836,730  $139,364,909   $18,998,370  $143,516,062   $35,975,353  $188,924,290  $ 92,265,042
                   ===========  ============   ===========  ============   ===========  ============  ============
                       TOTAL
                   ---------------
FROM INVESTMENT
 ACTIVITIES:
 Net investment
  income.........  $  158,635,097
 Net realized and
  unrealized gain
  (loss) on
  investments....     201,360,499
                   ---------------
 Increase
  (decrease) in
  net assets
  derived from
  investment
  activities.....     359,995,596
                   ---------------
FROM CONTRACT-
 RELATED
 TRANSACTIONS:
 Net premiums
  transferred
  from
  Metropolitan
  Life Insurance
  Company........     166,056,441
 Net transfers
  (to) from other
  sub-accounts...             --
 Net transfers to
  Metropolitan
  Life Insurance
  Company
 Surrenders......    (164,197,838)
 Annuity
  benefits.......     (17,118,437)
                   ---------------
 Increase
  (decrease) in
  net assets
  derived from
  contract-
  related
  transactions...     (15,259,834)
                   ---------------
NET INCREASE
 (DECREASE) IN
 NET ASSETS......     344,735,762
NET ASSETS, AT
 BEGINNING OF THE
 YEAR............   1,832,497,293
                   ---------------
NET ASSETS, AT
 END OF THE YEAR.  $2,177,233,055
                   ===============

                       See Notes to Financial Statements

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS.

  The New England Variable Account (the "Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a funding vehicle for individual variable annuity contracts. The operations of the Account are part of Metropolitan Life Insurance Company (the "Company"). Prior to August 30, 1996, the Account was a part of New England Mutual Life Insurance Company. Effective August 30, 1996, New England Mutual Life Insurance Company merged into Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife Inc., a publicly traded company. The Account has sixteen investment sub-accounts as of December 31, 1999, each of which invests in one series of the New England Zenith Fund ("Zenith Fund") or one portfolio of the Variable Insurance Products Fund. The Zenith Fund and the Variable Insurance Products Fund ("VIP") are diversified, open-end management investment companies. The series of the Zenith Fund and portfolios of the Variable Insurance Products Fund in which the sub-accounts invest are referred to herein as the "Eligible Funds."

2. SIGNIFICANT ACCOUNTING POLICIES.

  The following is a summary of the significant accounting policies consistently followed by the Account.

    A. Security Valuation--The Eligible Fund shares are valued at the closing net asset value per share as determined by each fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Standard Time) on each day the Exchange is open for trading.

    B. Security Transactions and Related Investment Income--Security transactions are accounted for on the trade date (the date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Net investment income and net realized and unrealized gains and losses on investments are allocated to the contracts on each valuation date based upon the contract's pro rata share of each sub-account. Realized gains and losses from sales of investments are computed on the basis of first in first out.

    C. Federal Income Taxes--The operations of the Account are included in the federal income tax return of the Company, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (the "Code"). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the earnings associated with and credited to the contracts.

    D. Annuity Reserves--Annuity reserves are computed for currently payable contracts according to the 1983-a Mortality Tables. The assumed interest rate may be 0%, 3.5%, or 5% as elected by the annuitant and as regulated by laws of the respective states. Adjustments to annuity reserves are reimbursed to or from the Company. For contracts payable on or after January 1, 1998 annuity reserves will be computed according to the Annuity 2000 Mortality Tables.

    E. Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--Continued

3. PURCHASES AND SALES OF INVESTMENT SECURITIES.

  The following table shows the aggregate cost of shares purchased and proceeds from sales of Eligible Funds for the year ended December 31, 1999:

   SERIES                                               PURCHASES      SALES
   ------                                              ------------ ------------
   NEW ENGLAND ZENITH FUND:
   Capital Growth..................................... $220,255,358 $174,544,013
   Back Bay Advisors Bond Income......................   27,023,792   41,580,649
   Back Bay Advisors Money Market.....................  109,091,677  100,202,198
   Westpeak Stock Index...............................   19,086,922   19,047,713
   Back Bay Advisors Managed..........................   32,319,395   32,250,206
   Goldman Sachs Midcap Value.........................    6,760,219   14,428,676
   Westpeak Growth and Income.........................   36,225,982   23,215,349
   Loomis Sayles Small Cap............................   10,951,094   25,106,284
   Salomon Brothers U.S. Government...................    5,348,031    7,987,536
   Loomis Sayles Balanced.............................    9,087,678   13,559,950
   Alger Equity Growth................................  102,102,808   42,152,577
   Morgan Stanley International Magnum Equity.........    4,056,745    6,395,531
   Davis Venture Value................................   30,168,023   32,593,797
   Salomon Brothers Strategic Bond Opportunities......    6,637,500   11,415,825
   VARIABLE INSURANCE PRODUCTS FUND:
   Equity-Income Portfolio............................   25,581,249   43,272,093
   Overseas Portfolio.................................   28,029,034   35,711,603

  The Account purchases or redeems shares of the sixteen Eligible Funds based on the amount of net premiums invested in the account, transfers among the sub-accounts, policy loans, surrender payments, and annuity payments.

4. CHARGES DEDUCTED BY THE COMPANY.

  A. Administrative charge--a fixed administrative charge of $30.00 per contract year is deducted from the contract value on each contract anniversary.

  B. Mortality and expense risk and administrative asset charges--a charge for the mortality/expense risk assumed by the Company and for administrative expenses, equal to an annual rate of 1.35% of the net assets of the Account is deducted on a daily basis. The mortality risk is the risk that guaranteed annuity payments or minimum death benefit payments made by the Company exceed amounts deducted from the net assets of the Account. The expense risk is the risk that administrative costs incurred by the Company exceed amounts deducted from the net assets of the account.

  C. Contingent deferred sales charge--In the event of a partial or full surrender, a contingent deferred sales charge may be imposed. Charges for investment Advisery fees and other expenses are deducted from the assets of the Eligible Funds.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--CONTINUED

5. INVESTMENT ADVISERS.

  The investment adviser and sub-adviser for each of the Eligible Funds are listed in the chart below. New England Investment Management, Inc. ("NEIM") (formerly, TNE Advisers, Inc.), which is an indirect, wholly owned subsidiary of the Company, and each of the sub-advisers are registered with the Securities and Exchange Commission as investment advisers under the Investment Advisers Act of 1940.

SERIES                                 ADVISER                        SUB-ADVISER
------                                 -------                        -----------
Capital Growth..........  Capital Growth Management, L.P.*   --
Back Bay Advisors Bond                                       Back Bay Advisors, L.P.*
 Income.................  NEIM
Back Bay Advisors Money                                      Back Bay Advisors, L.P.*
 Market.................  NEIM
Westpeak Stock Index....  NEIM                               Westpeak Investment
                                                              Advisors, L.P.*
Back Bay Advisors                                            Back Bay Advisors, L.P.*
 Managed................  NEIM
Goldman Sachs Midcap                                         Goldman Sachs & Co.
 Value..................  NEIM
Westpeak Growth and                                          Westpeak Investment
 Income.................  NEIM                                Advisors, L.P.*
Loomis Sayles Small Cap.                                     Loomis Sayles & Company,
                          NEIM                                L.P.*
Salomon Brothers U.S.                                        Salomon Brothers Asset
 Government.............  NEIM                                Management Inc
Loomis Sayles Balanced..                                     Loomis Sayles & Company,
                          NEIM                                L.P.*
Alger Equity Growth.....  NEIM                               Fred Alger Management, Inc.
Morgan Stanley
 International Magnum                                        Morgan Stanley Dean Witter
 Equity ................  NEIM                                Investment Management Inc.
Davis Venture Value.....  NEIM                               Davis Selected Advisers,
                                                              Inc. (a)
Salomon Brothers
 Strategic Bond                                              Salomon Brothers Asset
 Opportunities..........  NEIM                                Management Inc (b)
VIP Equity-Income
 Portfolio .............  Fidelity Management & Research Co. --
VIP Overseas Portfolio..  Fidelity Management & Research Co. --

--------
 * An Affiliate of the Company

(a) Davis Selected Advisers, L.P. may also delegate any of its responsibilities to Davis Selected Advisers-NY, Inc. a wholly-owned subsidiary of Davis Selected Advisers, L.P.

(b) In connection with Salomon Brothers Asset Management Inc's service as subadviser to the Strategic Bond Opportunities Series, Salomon Brothers Asset Management Inc's London based affiliate, Salomon Brothers Asset Management Limited provides certain subadvisory services to Salomon Brothers Asset Management Inc.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--Continued

  Effective May 1, 1998, Goldman Sachs Asset Management, ("Goldman Sachs"), became the subadvisor of the Loomis Sayles Avanti Growth Series, succeeding Loomis Sayles & Company, L.P., and the name of the Series was changed to the "Goldman Sachs Midcap Value Series". Goldman Sachs is a separate operating division of Goldman, Sachs & Co.

  Effective March 26, 1999, TNE Advisers, Inc. changed its name to New England Investment Management, Inc.

6. REGISTRATION EXPENSES.

  The company has assumed the cost of registering the Account and its contracts for distribution under applicable federal and state laws.

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS--Continued

7. VARIABLE ANNUITY CONTRACT UNIT ACTIVITY.

  A summary of units outstanding for variable annuity contracts at December 31, 1999:

                  CAPITAL GROWTH     BOND INCOME      MONEY MARKET      STOCK INDEX        MANAGED       MIDCAP VALUE
                    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                  ---------------  ---------------  ----------------  ---------------  ---------------  ---------------
Units
 Outstanding
 1/1/99.........  38,236,510.5847  38,638,164.8915   33,735,645.3769  15,293,054.6164  42,359,235.0648  21,347,180.9398
Units Purchased.     887,085.3860   1,612,936.8887   22,633,109.9581   1,937,975.4491   1,488,929.2495   2,061,585.5997
Units Redeemed..  (5,621,567.0330) (7,543,680.1657) (19,887,546.6586) (2,119,968.4025) (6,457,136.7364) (6,256,951.7131)
                  ---------------  ---------------  ----------------  ---------------  ---------------  ---------------
Units
 Outstanding
 12/31/99.......  33,502,038.9377  32,707,421.6145   36,481,208.6764  15,111,061.6630  37,391,027.5779  17,151,814.8264
                  ===============  ===============  ================  ===============  ===============  ===============
Unit Value
 12/31/99.......  $     24.830578  $      3.622325  $       2.189734  $      5.678233  $      3.974735  $      1.784358
                  ===============  ===============  ================  ===============  ===============  ===============
                      GROWTH
                    AND INCOME        SMALL CAP
                    SUB-ACCOUNT      SUB-ACCOUNT
                  ---------------- -----------------
Units
 Outstanding
 1/1/99.........  35,514,613.1211   40,318,543.2206
Units Purchased.   4,186,617.5092    2,636,531.4514
Units Redeemed..  (4,038,033.2982) (10,254,663.9967)
                  ---------------- -----------------
Units
 Outstanding
 12/31/99.......  35,663,197.3321   32,700,410.6753
                  ================ =================
Unit Value
 12/31/99.......  $      3.019311  $       2.440858
                  ================ =================
                                                                       INTERNATIONAL                    STRATEGIC BOND
                  U.S. GOVERNMENT     BALANCED       EQUITY GROWTH     MAGNUM EQUITY    VENTURE VALUE    OPPORTUNITIES
                    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                  ---------------  ---------------  ----------------  ---------------  ---------------  ---------------
Units Outstand-
 ing 1/1/99.....  12,796,188.5960  30,825,179.0133   49,255,941.6244  16,325,859.4584  58,766,565.1982  24,944,929.6244
Units Purchased.   1,600,855.9932   1,693,840.1258   16,105,744.3097   2,032,515.5048   4,844,041.6760   1,348,799.8282
Units Redeemed..  (4,082,093.0259) (5,480,264.7896)  (5,289,276.4870) (3,856,917.6224) (6,239,718.2305) (6,014,847.8721)
                  ---------------  ---------------  ----------------  ---------------  ---------------  ---------------
Units Outstand-
 ing 12/31/99...  10,314,951.5633  27,038,754.3495   60,072,409.4471  14,501,457.3408  57,370,888.6437  20,278,881.5805
                  ===============  ===============  ================  ===============  ===============  ===============
Unit Value
 12/31/99.......  $      1.303556  $      1.635868  $       3.744249  $      1.430688  $      2.831476  $      1.443394
                  ===============  ===============  ================  ===============  ===============  ===============
                   EQUITY INCOME       OVERSEAS
                    SUB-ACCOUNT      SUB-ACCOUNT
                  ---------------- -----------------
Units Outstand-
 ing 1/1/99.....  42,927,201.9630   40,546,509.4817
Units Purchased.   1,643,864.8425    4,116,135.7036
Units Redeemed..  (6,894,221.0205)  (8,411,467.7398)
                  ---------------- -----------------
Units Outstand-
 ing 12/31/99...  37,676,845.7850   36,251,177.4455
                  ================ =================
Unit Value
 12/31/99.......  $      4.616870  $       3.202059
                  ================ =================

                         INDEX TO FINANCIAL STATEMENTS

                                                              PAGE
                                                              ----

METROPOLITAN LIFE INSURANCE COMPANY
Independent Auditors' Report................................
Consolidated Statements of Income for the years ended
  December 31, 1999, 1998 and 1997..........................
Consolidated Balance Sheets at December 31, 1999 and 1998...
Consolidated Statements of Equity for the years ended
  December 31, 1999, 1998 and 1997..........................
Consolidated Statements of Cash Flows for the years ended
  December 31, 1999, 1998 and 1997..........................
Notes to Consolidated Financial Statements..................

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Policyholders of
Metropolitan Life Insurance Company:

     We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 1999 and 1998, and the related consolidated statements of income, equity and cash flows for each of the three years in the period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of Metropolitan Life Insurance Company and subsidiaries at December 31, 1999 and 1998, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

New York, New York
February 7, 2000

                      METROPOLITAN LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                                 (IN MILLIONS)

                                                               1999       1998       1997
                                                               ----       ----       ----
REVENUES
Premiums....................................................  $12,088    $11,503    $11,278
Universal life and investment-type product policy fees......    1,438      1,360      1,418
Net investment income.......................................    9,816     10,228      9,491
Other revenues..............................................    2,154      1,994      1,491
Net realized investment gains (losses) (net of amounts
  allocable to other accounts of $(67), $608 and $231,
  respectively).............................................      (70)     2,021        787
                                                              -------    -------    -------
                                                               25,426     27,106     24,465
                                                              -------    -------    -------
EXPENSES
Policyholder benefits and claims (excludes amounts directly
  related to net realized investment gains (losses) of
  $(21), $368 and $161, respectively).......................   13,105     12,638     12,403
Interest credited to policyholder account balances..........    2,441      2,711      2,878
Policyholder dividends......................................    1,690      1,651      1,742
Other expenses (excludes amounts directly related to net
  realized investment gains (losses) of $(46), $240 and $70,
  respectively).............................................    6,755      8,019      5,771
                                                              -------    -------    -------
                                                               23,991     25,019     22,794
                                                              -------    -------    -------
Income before provision for income taxes and extraordinary
  item......................................................    1,435      2,087      1,671
Provision for income taxes..................................      593        740        468
                                                              -------    -------    -------
Income before extraordinary item............................      842      1,347      1,203
Extraordinary item -- demutualization expense...............      225          4         --
                                                              -------    -------    -------
Net income..................................................  $   617    $ 1,343    $ 1,203
                                                              =======    =======    =======

          See accompanying notes to consolidated financial statements.

                      METROPOLITAN LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1999 AND 1998
                                 (IN MILLIONS)

                                                                1999        1998
                                                                ----        ----
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value........  $ 96,981    $100,767
  Equity securities, at fair value..........................     2,006       2,340
  Mortgage loans on real estate.............................    19,739      16,827
  Real estate and real estate joint ventures................     5,649       6,287
  Policy loans..............................................     5,598       5,600
  Other limited partnership interests.......................     1,331       1,047
  Short-term investments....................................     3,055       1,369
  Other invested assets.....................................     1,501       1,484
                                                              --------    --------
                                                               135,860     135,721

Cash and cash equivalents...................................     2,789       3,301
Accrued investment income...................................     1,725       1,994
Premiums and other receivables..............................     6,681       5,972
Deferred policy acquisition costs...........................     8,492       6,538
Deferred income taxes.......................................       603          --
Other.......................................................     4,141       3,752
Separate account assets.....................................    64,941      58,068
                                                              --------    --------
                                                              $225,232    $215,346
                                                              ========    ========
LIABILITIES AND EQUITY
Liabilities:
Future policy benefits......................................  $ 73,582    $ 72,701
Policyholder account balances...............................    45,901      46,494
Other policyholder funds....................................     4,498       4,061
Policyholder dividends payable..............................       974         947
Short-term debt.............................................     4,208       3,585
Long-term debt..............................................     2,514       2,903
Current income taxes payable................................       548         403
Deferred income taxes payable...............................        --         545
Other.......................................................    14,376      10,772
Separate account liabilities................................    64,941      58,068
                                                              --------    --------
                                                               211,542     200,479
                                                              --------    --------

Commitments and contingencies (Note 9)

Equity:
Retained earnings...........................................    14,100      13,483
Accumulated other comprehensive income (loss)...............      (410)      1,384
                                                              --------    --------
                                                                13,690      14,867
                                                              --------    --------
                                                              $225,232    $215,346
                                                              ========    ========

          See accompanying notes to consolidated financial statements.

                      METROPOLITAN LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                                 (IN MILLIONS)

                                                                                    ACCUMULATED OTHER
                                                                               COMPREHENSIVE INCOME (LOSS)
                                                                        -----------------------------------------
                                                                             NET           FOREIGN      MINIMUM
                                                                          UNREALIZED      CURRENCY      PENSION
                                             COMPREHENSIVE   RETAINED     INVESTMENT     TRANSLATION   LIABILITY
                                    TOTAL    INCOME (LOSS)   EARNINGS   GAINS (LOSSES)   ADJUSTMENT    ADJUSTMENT
                                    -----    -------------   --------   --------------   -----------   ----------
Balance at January 1, 1997.......  $11,983                   $10,937       $ 1,028          $  18         $ --
Comprehensive income:
  Net income.....................    1,203      $ 1,203        1,203
                                                -------
  Other comprehensive income:
    Unrealized investment gains,
      net of related offsets,
      reclassification
      adjustments and income
      taxes......................                   870                        870
    Foreign currency translation
      adjustments................                   (49)                                      (49)
                                                -------
    Other comprehensive income...      821          821
                                                -------
  Comprehensive income...........               $ 2,024
                                                =======
                                   -------                   -------       -------          -----         ----
Balance at December 31, 1997.....   14,007                    12,140         1,898            (31)          --
Comprehensive income:
  Net income.....................    1,343      $ 1,343        1,343
                                                -------
  Other comprehensive loss:
    Unrealized investment losses,
      net of related offsets,
      reclassification
      adjustments and income
      taxes......................                  (358)                      (358)
    Foreign currency translation
      adjustments................                  (113)                                     (113)
    Minimum pension liability
      adjustment.................                   (12)                                                   (12)
                                                -------
    Other comprehensive loss.....     (483)        (483)
                                                -------
  Comprehensive income...........               $   860
                                                =======
                                   -------                   -------       -------          -----         ----
Balance at December 31, 1998.....   14,867                    13,483         1,540           (144)         (12)
Comprehensive loss:
  Net income.....................      617      $   617          617
                                                -------
  Other comprehensive loss:
    Unrealized investment losses,
      net of related offsets,
      reclassification
      adjustments and income
      taxes......................                (1,837)                    (1,837)
    Foreign currency translation
      adjustments................                    50                                        50
    Minimum pension liability
      adjustment.................                    (7)                                                    (7)
                                                -------
    Other comprehensive loss.....   (1,794)      (1,794)
                                                -------
  Comprehensive loss.............               $(1,177)
                                                =======
                                   -------                   -------       -------          -----         ----
Balance at December 31, 1999.....  $13,690                   $14,100       $  (297)         $ (94)        $(19)
                                   =======                   =======       =======          =====         ====

          See accompanying notes to consolidated financial statements.

                      METROPOLITAN LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                                 (IN MILLIONS)

                                                                1999        1998        1997
                                                                ----        ----        ----
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $    617    $  1,343    $  1,203
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization expenses..................       173          56         (36)
    (Gains) losses from sales of investments and businesses,
      net...................................................       137      (2,629)     (1,018)
    Change in undistributed income of real estate joint
      ventures and other limited partnership interests......      (322)        (91)        157
    Interest credited to policyholder account balances......     2,441       2,711       2,878
    Universal life and investment-type product policy
      fees..................................................    (1,438)     (1,360)     (1,418)
    Change in accrued investment income.....................       269        (181)       (215)
    Change in premiums and other receivables................      (619)     (2,681)       (792)
    Change in deferred policy acquisition costs, net........      (389)       (188)       (159)
    Change in insurance related liabilities.................     2,248       1,481       2,364
    Change in income taxes payable..........................        22         251         (99)
    Change in other liabilities.............................       857       2,390        (206)
    Other, net..............................................      (131)       (260)        213
                                                              --------    --------    --------
Net cash provided by operating activities...................     3,865         842       2,872
                                                              --------    --------    --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities........................................    73,120      57,857      75,346
    Equity securities.......................................       760       3,085       1,821
    Mortgage loans on real estate...........................     1,992       2,296       2,784
    Real estate and real estate joint ventures..............     1,062       1,122       2,046
    Other limited partnership interests.....................       469         146         166
  Purchases of:
    Fixed maturities........................................   (72,253)    (67,543)    (76,603)
    Equity securities.......................................      (410)       (854)     (2,121)
    Mortgage loans on real estate...........................    (4,395)     (2,610)     (4,119)
    Real estate and real estate joint ventures..............      (341)       (423)       (624)
    Other limited partnership interests.....................      (465)       (723)       (338)
  Net change in short-term investments......................    (1,577)       (761)         63
  Net change in policy loans................................         2         133          17
  Purchase of businesses, net of cash received..............    (2,972)         --        (430)
  Proceeds from sales of businesses.........................        --       7,372         135
  Net change in investment collateral.......................     2,692       3,769          --
  Other, net................................................       (73)       (183)        191
                                                              --------    --------    --------
Net cash provided by (used in) investing activities.........    (2,389)      2,683      (1,666)
                                                              --------    --------    --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits................................................    18,428      19,361      16,061
    Withdrawals.............................................   (20,650)    (21,706)    (18,831)
  Short-term debt, net......................................       623      (1,002)      1,265
  Long-term debt issued.....................................        44         693         989
  Long-term debt repaid.....................................      (433)       (481)       (104)
                                                              --------    --------    --------
Net cash used in financing activities.......................    (1,988)     (3,135)       (620)
                                                              --------    --------    --------
Change in cash and cash equivalents.........................      (512)        390         586
Cash and cash equivalents, beginning of year................     3,301       2,911       2,325
                                                              --------    --------    --------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $  2,789    $  3,301    $  2,911
                                                              ========    ========    ========
Supplemental disclosures of cash flow information:
Cash paid during the year for:
  Interest..................................................  $    388    $    367    $    422
                                                              ========    ========    ========
  Income taxes..............................................  $    587    $    579    $    589
                                                              ========    ========    ========

          See accompanying notes to consolidated financial statements.

                      METROPOLITAN LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
           (DOLLAR AMOUNTS ARE IN MILLIONS UNLESS OTHERWISE STATED.)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  BUSINESS

     Metropolitan Life Insurance Company ("MetLife") and its subsidiaries (the "Company") is a leading provider of insurance and financial services to a broad section of institutional and individual customers. The Company offers life insurance, annuities and mutual funds to individuals and group insurance and retirement and savings products and services to corporations and other institutions.

  PLAN OF REORGANIZATION

     On September 28, 1999, the board of directors of MetLife adopted, pursuant to the New York Insurance Law, a plan of reorganization, and subsequently adopted amendments to the plan, pursuant to which MetLife proposes to convert from a mutual life insurance company to a stock life insurance company and become a wholly-owned subsidiary of MetLife, Inc. The plan was approved by MetLife's voting policyholders on February 7, 2000. The plan will become effective at such time as the New York Superintendent of Insurance ("Superintendent") approves it based on finding, among other things, that the plan is fair and equitable to policyholders. The plan requires an initial public offering of common stock and provides for other capital raising transactions on the effective date of the plan.

     On the date the plan of reorganization becomes effective, each policyholder's membership interest will be extinguished and each eligible policyholder will be entitled to receive, in exchange for that interest, trust interests representing shares of common stock of MetLife, Inc. to be held in a trust, cash or an adjustment to their policy values in the form of policy credits, as provided in the plan. In addition, when MetLife demutualizes, MetLife's Canadian branch will make cash payments to holders of certain policies transferred to Clarica Life Insurance Company ("Clarica Life") in connection with the sale of a substantial portion of MetLife's Canadian operations in 1998. See Note 9.

     The plan of reorganization requires that MetLife establish and operate a closed block for the benefit of holders of certain individual life insurance policies of MetLife. Assets will be allocated to the closed block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of these policies included in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience relating to the closed block are, in the aggregate, more or less favorable than assumed in establishing the closed block, total dividends paid to the closed block policyholders in the future may be greater than or less than which would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. The closed block will continue in effect until the last policy in the closed block is no longer in force.

                      METROPOLITAN LIFE INSURANCE COMPANY

     The accounting principles to account for the participating policies included in the closed block will be those used prior to the date of the demutualization. However, a policyholder dividend obligation will be established for earnings that will be paid to policyholders as additional dividends in the amounts described below, unless these earnings are offset by future unfavorable experience in the closed block. Although all of the cash flows of the closed block are for the benefit of closed block policyholders, the excess of closed block liabilities over closed block assets at the effective date will represent the estimated maximum future contributions from the closed block expected to be reported in income as the contribution from the closed block after income taxes. The contribution from the closed block will be recognized in income over the period the policies and contracts in the closed block remain in force. Management believes that over time the actual cumulative contributions from the closed block will approximately equal the expected cumulative contributions, due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative contribution from the closed block is greater than the expected cumulative contribution from the closed block, the expected cumulative contribution will be recognized in income with the excess recorded as a policyholder dividend obligation, because the excess of the actual cumulative contribution from the closed block over the expected cumulative contribution will be paid to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block. If over such period, the actual cumulative contribution from the closed block is less than the expected cumulative contribution from the closed block, the actual contribution will be recognized in income. However, dividends in the future may be changed, which would be intended to increase future actual contribution until the actual contribution equal the expected cumulative contribution.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"). The New York State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the New York Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates include those used in determining deferred policy acquisition costs, investment allowances and the liability for future policyholder benefits. Actual results could differ from those estimates.

  PRINCIPLES OF CONSOLIDATION

     The accompanying consolidated financial statements include the accounts of MetLife and its subsidiaries, partnerships and joint ventures in which MetLife has a majority voting interest or general partner interest with limited removal rights by limited partners. All material intercompany accounts and transactions have been eliminated.

     The Company accounts for its investments in real estate joint ventures and other limited partnership interests in which it does not have a controlling interest, but more than a minimal interest, under the equity method of accounting.

     Minority interest related to consolidated entities included in other liabilities was $245 and $274 at December 31, 1999 and 1998, respectively.

                      METROPOLITAN LIFE INSURANCE COMPANY

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 1999 presentation.

  INVESTMENTS

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as realized losses on investments. Realized gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

     Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. Interest income earned on impaired loans is accrued on the net carrying value amount of the loan based on the loan's effective interest rate.

     Real estate, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 40 years). Cost is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in realized losses on investments. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or estimated fair value, net of disposition costs.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

  DERIVATIVE INSTRUMENTS

     The Company uses derivative instruments to manage market risk through one of four principal risk management strategies: the hedging of invested assets, liabilities, portfolios of assets or liabilities and anticipated transactions. The Company's derivative strategy employs a variety of instruments including financial futures, financial forwards, interest rate and foreign currency swaps, floors, foreign exchange contracts, caps and options.

     The Company's derivative program is monitored by senior management. The Company's risk of loss is typically limited to the fair value of its derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments and, with respect to over-the-counter transactions, from the possible inability of counterparties to meet the terms of the contracts. The Company has strict policies regarding the financial stability and credit standing of its major counterparties.

                      METROPOLITAN LIFE INSURANCE COMPANY

     The Company's derivative instruments are designated as hedges and are highly correlated to the underlying risk at contract inception. The Company monitors the effectiveness of its hedges throughout the contract term using an offset ratio of 80 to 125 percent as its minimum acceptable threshold for hedge effectiveness. Derivative instruments that lose their effectiveness are marked to market through net investment income.

     Gains or losses on financial futures contracts entered into in anticipation of investment transactions are deferred and, at the time of the ultimate investment purchase or disposition, recorded as an adjustment to the basis of the purchased assets or to the proceeds on disposition. Gains or losses on financial futures used in asset risk management are deferred and amortized into net investment income over the remaining term of the investment. Gains or losses on financial futures used in portfolio risk management are deferred and amortized into net investment income or policyholder benefits over the remaining life of the hedged sector of the underlying portfolio.

     Financial forward contracts that are entered into to purchase securities are marked to fair value through other comprehensive income (loss), similar to the accounting for the investment security. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the contracted value. Gains or losses resulting from the termination of forward contracts are recognized immediately as a component of net investment income.

     Interest rate and certain foreign currency swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the term of the swap agreement as an adjustment to net investment income or other expense. Gains or losses resulting from swap terminations are amortized over the remaining term of the underlying asset or liability. Gains and losses on swaps and certain foreign forward exchange contracts entered into in anticipation of investment transactions are deferred and, at the time of the ultimate investment purchase or disposition, reflected as an adjustment to the basis of the purchased assets or to the proceeds of disposition. In the event the asset or liability underlying a swap is disposed of, the swap position is closed immediately and any gain or loss is recorded as an adjustment to the proceeds from disposition.

     The Company periodically enters into collars, which consist of purchased put and written call options, to lock in unrealized gains on equity securities. Collars are marked to market through other comprehensive income (loss), similar to the accounting for the underlying equity securities. Purchased interest rate caps and floors are used to offset the risk of interest rate changes related to insurance liabilities. Premiums paid on floors, caps and options are split into two components, time value and intrinsic value. Time value is amortized over the life of the applicable derivative instrument. The intrinsic value and any gains or losses relating to these derivative instruments adjust the basis of the underlying asset or liability and are recognized as a component of net investment income over the term of the underlying asset or liability being hedged as an adjustment to the yield.

  CASH AND CASH EQUIVALENTS

     The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

                      METROPOLITAN LIFE INSURANCE COMPANY

  PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets. Estimated lives range from 20 to 40 years for real estate and 5 to 15 years for all other property and equipment. Accumulated depreciation of property and equipment and accumulated amortization on leasehold improvements was $1,130 and $1,098 at December 31, 1999 and 1998, respectively. Related depreciation and amortization expense was $103, $116 and $103 for the years ended December 31, 1999, 1998 and 1997, respectively.

  DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new insurance business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception of the contracts. Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     Deferred policy acquisition costs for non-participating traditional life, non-medical health and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     Deferred policy acquisition costs related to internally replaced contracts are expensed at date of replacement.

     Deferred policy acquisition costs for property and casualty insurance contracts, which are primarily comprised of commissions and certain underwriting expenses, are deferred and amortized on a pro rata basis over the applicable contract term or reinsurance treaty.

     On September 28, 1999, the Company's Board of Directors adopted a plan of reorganization. Consequently, in the fourth quarter of 1999, the Company was able to commit to state insurance regulatory authorities that it would establish investment sub-segments to further align investments with the traditional individual life business of the Individual segment. As a result, future dividends for the traditional individual life business will be determined based on the results of the new investment sub-segments. Additionally, estimated future gross margins used to determine amortization of deferred policy acquisition costs and the amount of unrealized investment gains and losses relating to these products are based on investments in the new sub-segments. Using the investments in the sub-segments to determine estimated gross margins and unrealized investment gains and losses increased 1999 amortization of deferred policy acquisition costs by $56 (net of income taxes of $32) and decreased other comprehensive loss in 1999 by $123 (net of income taxes of $70).

                      METROPOLITAN LIFE INSURANCE COMPANY

     Information regarding deferred policy acquisition costs is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                        ---------------------------
                                                         1999       1998      1997
                                                         ----       ----      ----
Balance at January 1..................................  $ 6,538    $6,436    $7,227
Capitalized during the year...........................    1,160     1,025     1,000
                                                        -------    ------    ------
     Total............................................    7,698     7,461     8,227
                                                        -------    ------    ------
Amortization allocated to:
  Net realized investment gains (losses)..............      (46)      240        70
  Unrealized investment gains (losses)................   (1,628)     (216)      727
  Other expenses......................................      862       587       771
                                                        -------    ------    ------
     Total amortization...............................     (812)      611     1,568
                                                        -------    ------    ------
Dispositions and other................................      (18)     (312)     (223)
                                                        -------    ------    ------
Balance at December 31................................  $ 8,492    $6,538    $6,436
                                                        =======    ======    ======

     Amortization of deferred policy acquisition costs is allocated to (1) realized investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization, (2) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been realized and (3) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

     Realized investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting realized investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

  INTANGIBLE ASSETS

     The excess of cost over the fair value of net assets acquired ("goodwill") and other intangible assets, including the value of business acquired, are included in other assets. Goodwill is amortized on a straight-line basis over a period ranging from 10 to 30 years. The Company continually reviews goodwill to assess recoverability from future operations using undiscounted cash flows. Impairments are recognized in operating results if a permanent diminution in value is deemed to have occurred. Other intangible assets are amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts.

                      METROPOLITAN LIFE INSURANCE COMPANY

                                              GOODWILL           OTHER INTANGIBLE ASSETS
                                        --------------------    --------------------------
                                        1999    1998    1997     1999      1998      1997
                                        ----    ----    ----     ----      ----      ----
YEARS ENDED DECEMBER 31
Net Balance at January 1..............  $404    $359    $136    $1,006    $1,055    $  767
Acquisitions..........................   237      67     240       156        39       355
Amortization..........................   (30)    (22)    (17)     (114)      (88)      (67)
                                        ----    ----    ----    ------    ------    ------
Net Balance at December 31............  $611    $404    $359    $1,048    $1,006    $1,055
                                        ====    ====    ====    ======    ======    ======
DECEMBER 31
Accumulated amortization..............  $118    $ 88            $  392    $  278
                                        ====    ====            ======    ======

  FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (a) net level premium reserves for death and endowment policy benefits (calculated based upon the nonforfeiture interest rate, ranging from 3% to 10%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (b) the liability for terminal dividends and (c) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

     Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 3% to 8%. Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 3% to 10%. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 10%.

     Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 17%, less expenses, mortality charges and withdrawals.

     The liability for unpaid claims and claim expenses for property and casualty insurance represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are included in operations in the year such refinements are made.

  RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

                      METROPOLITAN LIFE INSURANCE COMPANY

     Premiums related to non-medical health contracts are recognized on a pro rata basis over the applicable contract term.

     Premiums related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums related to property and casualty contracts are recognized as revenue on a pro rata basis over the applicable contract term. Unearned premiums are included in other liabilities.

  DIVIDENDS TO POLICYHOLDERS

     Dividends to policyholders are determined annually by the board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by MetLife and its insurance subsidiaries.

  DIVIDEND RESTRICTIONS

     MetLife, when it converts from a mutual life insurance company to a stock life insurance company, may be restricted as to the amounts it may pay as dividends to MetLife, Inc. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. The Department has established informal guidelines for the Superintendent's determinations which focus upon, among other things, the overall financial condition and profitability of the insurer under statutory accounting practices.

  PARTICIPATING BUSINESS

     Participating business represented approximately 19% and 21% of the Company's life insurance in-force, and 84% and 81% of the number of life insurance policies in-force, at December 31, 1999 and 1998, respectively. Participating policies represented approximately 42% and 44%, 39% and 40%, and 41% and 41% of gross and net life insurance premiums for the years ended December 31, 1999, 1998 and 1997, respectively.

  INCOME TAXES

     MetLife and its includable life insurance and non-life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code, as amended (the "Code"). Under the Code, the amount of federal income tax expense incurred by mutual life insurance companies includes an equity tax calculated based upon a prescribed formula that incorporates a differential earnings rate between stock and mutual life insurance companies. MetLife will not be subject to the equity tax when it converts to a stock life insurance company. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities.

  REINSURANCE

     The Company has reinsured certain of its life insurance and property and casualty insurance contracts with other insurance companies under various agreements. Amounts due from

                      METROPOLITAN LIFE INSURANCE COMPANY
reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. Deferred policy acquisition costs are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

  SEPARATE ACCOUNTS

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and realized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's consolidated statements of income and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues. See Note 6.

  FOREIGN CURRENCY TRANSLATION

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income (loss). Gains and losses from foreign currency transactions are reported in other expenses and were insignificant for all years presented.

  EXTRAORDINARY ITEM -- DEMUTUALIZATION EXPENSE

     The accompanying consolidated statements of income include extraordinary charges of $225 (net of income taxes of $35) and $4 (net of income taxes of $2) for the years ended December 31, 1999 and 1998, respectively, related to costs associated with the demutualization.

  APPLICATION OF ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 1999, the Company adopted Statement of Position ("SOP") 98-5, Reporting on the Costs of Start-Up Activities ("SOP 98-5"). SOP 98-5 broadly defines start-up activities. SOP 98-5 requires costs of start-up activities and organization costs to be expensed as incurred. Adoption of SOP 98-5 did not have a material effect on the Company's consolidated financial statements.

     Effective January 1, 1999, the Company adopted SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use ("SOP 98-1"). SOP 98-1 provides guidance for determining when an entity should capitalize or expense external and internal costs of computer software developed or obtained for internal use. Adoption of the provisions of SOP 98-1 had the effect of increasing other assets by $82 at December 31, 1999.

     Effective January 1, 1999, the Company adopted SOP 97-3, Accounting for Insurance and Other Enterprises for Insurance Related Assessments ("SOP 97-3"). SOP 97-3 provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund and other insurance related

                      METROPOLITAN LIFE INSURANCE COMPANY
assessments. Adoption of SOP 97-3 did not have a material effect on the Company's consolidated financial statements.

     In 1998, the Company adopted the provisions of Statement of Financial Accounting Standards No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 125") which were deferred by SFAS 127, Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125. The deferred provisions provide accounting and reporting standards related to repurchase agreements, dollar rolls, securities lending and similar transactions. Adoption of the provisions had the effect of increasing assets and liabilities by $3,769 at December 31, 1998 and increasing other revenues and other expenses by $266 for the year ended December 31, 1998.

     During 1997, the Company changed to the retrospective interest method of accounting for investment income on structured notes in accordance with Emerging Issues Task Force Consensus No. 96-12, Recognition of Interest Income and Balance Sheet Classification of Structured Notes. This accounting change increased 1997 net investment income by $175, which included an immaterial amount related to prior years.

     In June 1999, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133 ("SFAS 137"). SFAS 137 defers the provisions of Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") until January 1, 2001. SFAS 133 requires, among other things, that all derivatives be recognized in the consolidated balance sheets as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based upon the hedge relationship, if such a relationship exists. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133 are required to be reported in income. The Company is in the process of quantifying the impact of SFAS 133 on its consolidated financial statements.

     In October 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that 1) transfer only significant timing risk, 2) transfer only significant underwriting risk, 3) transfer neither significant timing or underwriting risk and 4) have an indeterminate risk. The Company is required to adopt SOP 98-7 as of January 1, 2000. Adoption of SOP 98-7 is not expected to have a material effect on the Company's consolidated financial statements.

                      METROPOLITAN LIFE INSURANCE COMPANY

2. INVESTMENTS

     The components of net investment income were as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                      -----------------------------
                                                       1999       1998       1997
                                                       ----       ----       ----
Fixed maturities....................................  $ 6,766    $ 6,563    $ 6,445
Equity securities...................................       40         78         50
Mortgage loans on real estate.......................    1,479      1,572      1,684
Real estate and real estate joint ventures..........    1,426      1,529      1,718
Policy loans........................................      340        387        368
Other limited partnership interests.................      199        196        302
Cash, cash equivalents and short-term investments...      173        187        169
Other...............................................      501        841        368
                                                      -------    -------    -------
                                                       10,924     11,353     11,104
Less: Investment expenses...........................    1,108      1,125      1,613
                                                      -------    -------    -------
                                                      $ 9,816    $10,228    $ 9,491
                                                      =======    =======    =======

     Net realized investment gains (losses), including changes in valuation allowances, were as follows:

                                                          YEARS ENDED DECEMBER 31,
                                                          -------------------------
                                                          1999      1998      1997
                                                          ----      ----      ----
Fixed maturities........................................  $(538)   $  573    $  118
Equity securities.......................................     99       994       224
Mortgage loans on real estate...........................     28        23        56
Real estate and real estate joint ventures..............    265       424       446
Other limited partnership interests.....................     33        13        12
Sales of businesses.....................................     --       531       139
Other...................................................    (24)       71        23
                                                          -----    ------    ------
                                                           (137)    2,629     1,018
Amounts allocable to:
  Future policy benefit loss recognition................     --      (272)     (126)
  Deferred policy acquisition costs.....................     46      (240)      (70)
  Participating contracts...............................     21       (96)      (35)
                                                          -----    ------    ------
                                                          $ (70)   $2,021    $  787
                                                          =====    ======    ======

     Realized investment gains (losses) have been reduced by (1) additions to future policy benefits resulting from the need to establish additional liabilities due to the recognition of investment gains, (2) deferred policy acquisition cost amortization to the extent that such amortization results from realized investment gains and losses, and (3) additions to participating contractholder accounts when amounts equal to such investment gains and losses are credited to the contractholders' accounts. This presentation may not be comparable to presentations made by other insurers.

                      METROPOLITAN LIFE INSURANCE COMPANY

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                      -----------------------------
                                                       1999       1998       1997
                                                       ----       ----       ----
Fixed maturities....................................  $(1,828)   $ 4,809    $ 4,766
Equity securities...................................      875        832      1,605
Other invested assets...............................      165        154        294
                                                      -------    -------    -------
                                                         (788)     5,795      6,665
                                                      -------    -------    -------
Amounts allocable to:
  Future policy benefit loss recognition............     (249)    (2,248)    (2,189)
  Deferred policy acquisition costs.................      697       (931)    (1,147)
  Participating contracts...........................     (118)      (212)      (312)
Deferred income taxes...............................      161       (864)    (1,119)
                                                      -------    -------    -------
                                                          491     (4,255)    (4,767)
                                                      -------    -------    -------
                                                      $  (297)   $ 1,540    $ 1,898
                                                      =======    =======    =======

     The changes in net unrealized investment gains (losses) were as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                        ---------------------------
                                                         1999       1998      1997
                                                         ----       ----      ----
Balance at January 1..................................  $ 1,540    $1,898    $1,028
Unrealized investment gains (losses) during the
  year................................................   (6,583)     (870)    3,402
Unrealized investment (gains) losses relating to:
  Future policy benefit loss recognition..............    1,999       (59)     (970)
  Deferred policy acquisition costs...................    1,628       216      (727)
  Participating contracts.............................       94       100      (303)
Deferred income taxes.................................    1,025       255      (532)
                                                        -------    ------    ------
Balance at December 31................................  $  (297)   $1,540    $1,898
                                                        =======    ======    ======
Net change in unrealized investment gains (losses)....  $(1,837)   $ (358)   $  870
                                                        =======    ======    ======

                      METROPOLITAN LIFE INSURANCE COMPANY

  FIXED MATURITIES AND EQUITY SECURITIES

     Fixed maturities and equity securities at December 31, 1999 were as follows:

                                             COST OR     GROSS UNREALIZED
                                            AMORTIZED    ----------------    ESTIMATED
                                              COST        GAIN      LOSS     FAIR VALUE
                                            ---------     ----      ----     ----------
Fixed Maturities:
  Bonds:
     U.S. Treasury securities and
       obligations of U.S. government
       corporations and agencies..........   $ 5,990     $  456    $  147     $ 6,299
     States and political subdivisions....     1,583          4        45       1,542
     Foreign governments..................     4,090        210        94       4,206
     Corporate............................    47,505        585     1,913      46,177
     Mortgage and asset-backed
       securities.........................    27,396        112       847      26,661
     Other................................    12,235        313       462      12,086
                                             -------     ------    ------     -------
                                              98,799      1,680     3,508      96,971
  Redeemable preferred stocks.............        10         --        --          10
                                             -------     ------    ------     -------
                                             $98,809     $1,680    $3,508     $96,981
                                             =======     ======    ======     =======
Equity Securities:
  Common stocks...........................   $   980     $  921    $   35     $ 1,866
  Nonredeemable preferred stocks..........       151         --        11         140
                                             -------     ------    ------     -------
                                             $ 1,131     $  921    $   46     $ 2,006
                                             =======     ======    ======     =======

     Fixed maturities and equity securities at December 31, 1998 were as follows:

                                             COST OR     GROSS UNREALIZED
                                            AMORTIZED    -----------------    ESTIMATED
                                              COST        GAIN       LOSS     FAIR VALUE
                                            ---------     ----       ----     ----------
Fixed Maturities:
  Bonds:
     U.S. Treasury securities and
       obligations of U.S. government
       corporations and agencies..........   $ 6,640     $1,117      $ 10      $  7,747
     States and political subdivisions....       597         26        --           623
     Foreign governments..................     3,435        254        88         3,601
     Corporate............................    46,377      2,471       260        48,588
     Mortgage and asset-backed
       securities.........................    26,456        569        46        26,979
     Other................................    12,438      1,069       293        13,214
                                             -------     ------      ----      --------
                                              95,943      5,506       697       100,752
  Redeemable preferred stocks.............        15         --        --            15
                                             -------     ------      ----      --------
                                             $95,958     $5,506      $697      $100,767
                                             =======     ======      ====      ========
Equity Securities:
  Common stocks...........................   $ 1,286     $  923      $ 77      $  2,132
  Nonredeemable preferred stocks..........       222          4        18           208
                                             -------     ------      ----      --------
                                             $ 1,508     $  927      $ 95      $  2,340
                                             =======     ======      ====      ========

                      METROPOLITAN LIFE INSURANCE COMPANY

     The Company held foreign currency derivatives with notional amounts of $4,002 and $716 to hedge the exchange rate risk associated with foreign bonds at December 31, 1999 and 1998, respectively. The Company also held options with fair values of $(11) to hedge the market value of common stocks at December 31, 1998.

     At December 31, 1999, fixed maturities held by the Company that were below investment grade or not rated by an independent rating agency had an estimated fair value of $8,813. At December 31, 1999, non-income producing fixed maturities were insignificant.

     The amortized cost and estimated fair value of bonds at December 31, 1999, by contractual maturity date, are shown below:

                                                        AMORTIZED    ESTIMATED
                                                          COST       FAIR VALUE
                                                        ---------    ----------
Due in one year or less...............................   $ 3,180      $ 3,217
Due after one year through five years.................    18,152       18,061
Due after five years through ten years................    23,755       23,114
Due after ten years...................................    26,316       25,918
                                                         -------      -------
                                                          71,403       70,310
Mortgage and asset-backed securities..................    27,396       26,661
                                                         -------      -------
                                                         $98,799      $96,971
                                                         =======      =======

     Fixed maturities not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales of securities were as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                      -----------------------------
                                                       1999       1998       1997
                                                       ----       ----       ----
Securities classified as available-for-sale:
  Proceeds..........................................  $59,852    $46,913    $69,275
  Gross realized gains..............................  $   605    $ 2,053    $   965
  Gross realized losses.............................  $   911    $   486    $   627
Fixed maturities classified as held-to-maturity:
  Proceeds..........................................  $    --    $    --    $   352
  Gross realized gains..............................  $    --    $    --    $     5
  Gross realized losses.............................  $    --    $    --    $     1

     Gross realized losses above exclude writedowns recorded during 1999 for permanently impaired available-for-sale securities of $133.

     During 1997, fixed maturities with an amortized cost of $11,682 were transferred from held-to-maturity to available-for-sale. Other comprehensive income at the date of reclassification was increased by $198 excluding the effects of deferred income taxes and policyholder related amounts.

     Excluding investments in U.S. governments and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

                      METROPOLITAN LIFE INSURANCE COMPANY

  SECURITIES LENDING PROGRAM

     The Company participates in securities lending programs whereby large blocks of securities, which are returnable to the Company on short notice and included in investments, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $6,458 and $4,005 and estimated fair value of $6,391 and $4,552 were on loan under the program at December 31, 1999 and 1998, respectively. The Company was liable for cash collateral under its control of $6,461 and $3,769 at December 31, 1999 and 1998, respectively. This liability is included in other liabilities. Security collateral on deposit from securities borrowers is returnable to them on short notice and is not reflected in the consolidated financial statements.

  STATUTORY DEPOSITS

     The Company had investment assets on deposit with regulatory agencies of $476 and $466 at December 31, 1999 and 1998, respectively.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans were categorized as follows:

                                                           DECEMBER 31,
                                             ----------------------------------------
                                                    1999                  1998
                                             ------------------    ------------------
                                             AMOUNT     PERCENT    AMOUNT     PERCENT
                                             ------     -------    ------     -------
Commercial mortgage loans..................  $14,931       75%     $12,503       74%
Agricultural mortgage loans................    4,816       24%       4,256       25%
Residential mortgage loans.................       82        1%         241        1%
                                             -------      ---      -------      ---
                                              19,829      100%      17,000      100%
                                                          ===                   ===
Less: Valuation allowances.................       90                   173
                                             -------               -------
                                             $19,739               $16,827
                                             =======               =======

     Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 1999, approximately 16%, 8% and 8% of the properties were located in California, New York and Florida, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

     Certain of the Company's real estate joint ventures have mortgage loans with the Company. The carrying values of such mortgages were $547 and $606 at December 31, 1999 and 1998, respectively.

                      METROPOLITAN LIFE INSURANCE COMPANY

     Changes in mortgage loan valuation allowances were as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       ---------------------------
                                                       1999       1998       1997
                                                       ----       ----       ----
Balance at January 1.................................  $ 173      $ 289      $ 469
Additions............................................     40         40         61
Deductions for writedowns and dispositions...........   (123)      (130)      (241)
Deductions for disposition of affiliates.............     --        (26)        --
                                                       -----      -----      -----
Balance at December 31...............................  $  90      $ 173      $ 289
                                                       =====      =====      =====

     A portion of the Company's mortgage loans on real estate was impaired and consisted of the following:

                                                              DECEMBER 31,
                                                             --------------
                                                             1999     1998
                                                             ----     ----
Impaired mortgage loans with valuation allowances..........  $540    $  823
Impaired mortgage loans without valuation allowances.......   437       375
                                                             ----    ------
                                                              977     1,198
Less: Valuation allowances.................................    83       149
                                                             ----    ------
                                                             $894    $1,049
                                                             ====    ======

     The average investment in impaired mortgage loans on real estate was $1,134, $1,282 and $1,680 for the years ended December 31, 1999, 1998 and 1997, respectively. Interest income on impaired mortgages was $101, $109 and $110 for the years ended December 31, 1999, 1998 and 1997, respectively.

     The investment in restructured mortgage loans on real estate was $980 and $1,140 at December 31, 1999 and 1998, respectively. Interest income of $80, $74 and $91 was recognized on restructured loans for the years ended December 31, 1999, 1998 and 1997, respectively. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $92, $87 and $116 for the years ended December 31, 1999, 1998 and 1997, respectively.

     Mortgage loans on real estate with scheduled payments of 60 days (90 days for agriculture mortgages) or more past due or in foreclosure had an amortized cost of $44 and $65 at December 31, 1999 and 1998, respectively.

                      METROPOLITAN LIFE INSURANCE COMPANY

  REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate and real estate joint ventures consisted of the following:

                                                                DECEMBER 31,
                                                              ----------------
                                                               1999      1998
                                                               ----      ----
Real estate and real estate joint ventures
  held-for-investment.......................................  $5,440    $6,301
Impairments.................................................    (289)     (408)
                                                              ------    ------
                                                               5,151     5,893
                                                              ------    ------
Real estate and real estate joint ventures held-for-sale....     719       546
Impairments.................................................    (187)     (119)
Valuation allowance.........................................     (34)      (33)
                                                              ------    ------
                                                                 498       394
                                                              ------    ------
                                                              $5,649    $6,287
                                                              ======    ======

     Accumulated depreciation on real estate was $2,235 and $2,065 at December 31, 1999 and 1998, respectively. Related depreciation expense was $247, $282 and $338 for the years ended December 31, 1999, 1998 and 1997, respectively.

     Real estate and real estate joint ventures were categorized as follows:

                                                             DECEMBER 31,
                                                --------------------------------------
                                                      1999                 1998
                                                -----------------    -----------------
                                                AMOUNT    PERCENT    AMOUNT    PERCENT
                                                ------    -------    ------    -------
Office........................................  $3,846       68%     $4,265       68%
Retail........................................     587       10%        640       10%
Apartments....................................     474        8%        418        7%
Land..........................................     258        5%        313        5%
Agriculture...................................      96        2%        195        3%
Other.........................................     388        7%        456        7%
                                                ------      ---      ------      ---
                                                $5,649      100%     $6,287      100%
                                                ======      ===      ======      ===

     The Company's real estate holdings are primarily located throughout the United States. At December 31, 1999, approximately 25%, 24% and 10% of the Company's real estate holdings were located in New York, California and Texas, respectively.

     Changes in real estate and real estate joint ventures held-for-sale valuation allowance were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             1999     1998      1997
                                                             ----     ----      ----
Balance at January 1.......................................  $ 33     $110     $ 661
Additions charged (credited) to operations.................    36       (5)      (76)
Deductions for writedowns and dispositions.................   (35)     (72)     (475)
                                                             ----     ----     -----
Balance at December 31.....................................  $ 34     $ 33     $ 110
                                                             ====     ====     =====

     Investment income related to impaired real estate and real estate joint ventures held-for-investment was $61, $105 and $28 for the years ended December 31, 1999, 1998 and 1997, respectively. Investment income related to real estate and real estate joint ventures held-for-sale

                      METROPOLITAN LIFE INSURANCE COMPANY
was $14, $3 and $11 for the years ended December 31, 1999, 1998 and 1997, respectively. The carrying value of non-income producing real estate and real estate joint ventures was $22 and $1 at December 31, 1999 and 1998, respectively.

     The Company owned real estate acquired in satisfaction of debt of $47 and $154 at December 31, 1999 and 1998, respectively.

     Real estate of $37, $69 and $151 was acquired in satisfaction of debt during the years ended December 31, 1999, 1998 and 1997, respectively.

  LEVERAGED LEASES

     Leveraged leases, included in other invested assets, consisted of the following:

                                                             DECEMBER 31,
                                                           ----------------
                                                            1999      1998
                                                            ----      ----
Investment...............................................  $1,016    $1,067
Estimated residual values................................     559       607
                                                           ------    ------
                                                            1,575     1,674
Unearned income..........................................    (417)     (471)
                                                           ------    ------
                                                           $1,158    $1,203
                                                           ======    ======

     The investment amounts set forth above are generally due in monthly installments. The payment periods generally range from four to 15 years, but in certain circumstances are as long as 30 years. Average yields range from 7% to 12%. These receivables are generally collateralized by the related property.

3. DERIVATIVE INSTRUMENTS

     The table below provides a summary of the carrying value, notional amount and current market or fair value of derivative financial instruments (other than equity options) held at December 31, 1999 and 1998:

                                                        1999                                         1998
                                     ------------------------------------------   ------------------------------------------
                                                              CURRENT MARKET                               CURRENT MARKET
                                                              OR FAIR VALUE                                OR FAIR VALUE
                                     CARRYING   NOTIONAL   --------------------   CARRYING   NOTIONAL   --------------------
                                      VALUE      AMOUNT    ASSETS   LIABILITIES    VALUE      AMOUNT    ASSETS   LIABILITIES
                                     --------   --------   ------   -----------   --------   --------   ------   -----------
Financial futures..................    $ 27     $ 3,140     $37        $ 10         $ 3      $ 2,190     $ 8        $  6
Foreign exchange contracts.........      --          --      --          --          --          136      --           2
Interest rate swaps................     (32)      1,316      11          40          (9)       1,621      17          50
Foreign currency swaps.............      --       4,002      26         103          (1)         580       3          62
Caps...............................       1      12,376       3          --          --        8,391      --          --
                                       ----     -------     ---        ----         ---      -------     ---        ----
Total contractual commitments......    $ (4)    $20,834     $77        $153         $(7)     $12,918     $28        $120
                                       ====     =======     ===        ====         ===      =======     ===        ====

                      METROPOLITAN LIFE INSURANCE COMPANY

     The following is a reconciliation of the notional amounts by derivative type and strategy at December 31, 1999 and 1998:

                                      DECEMBER 31, 1998               TERMINATIONS/   DECEMBER 31, 1999
                                       NOTIONAL AMOUNT    ADDITIONS    MATURITIES      NOTIONAL AMOUNT
                                      -----------------   ---------   -------------   -----------------
BY DERIVATIVE TYPE
Financial futures...................       $ 2,190         $18,259       $17,309           $ 3,140
Foreign exchange contracts..........           136             702           838                --
Interest rate swaps.................         1,621             429           734             1,316
Foreign currency swaps..............           580           3,501            79             4,002
Caps................................         8,391           5,860         1,875            12,376
                                           -------         -------       -------           -------
Total contractual commitments.......       $12,918         $28,751       $20,835           $20,834
                                           =======         =======       =======           =======
BY STRATEGY
Liability hedging...................       $ 8,741         $ 5,865       $ 2,035           $12,571
Invested asset hedging..............           864           4,288           937             4,215
Portfolio hedging...................         2,830          13,920        14,729             2,021
Anticipated transaction hedging.....           483           4,678         3,134             2,027
                                           -------         -------       -------           -------
Total contractual commitments.......       $12,918         $28,751       $20,835           $20,834
                                           =======         =======       =======           =======

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 1999:

                                                      REMAINING LIFE
                            -------------------------------------------------------------------
                            ONE YEAR     AFTER ONE YEAR     AFTER FIVE YEARS
                            OR LESS    THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS    TOTAL
                            --------   ------------------   -----------------   ---------------    -----
Financial futures.........   $3,140         $    --               $ --               $ --         $ 3,140
Interest rate swaps.......      833             483                 --                 --           1,316
Foreign currency swaps....        7           3,371                503                121           4,002
Caps......................    3,426           8,930                 20                 --          12,376
                             ------         -------               ----               ----         -------
Total contractual
  commitments.............   $7,406         $12,784               $523               $121         $20,834
                             ======         =======               ====               ====         =======

     In addition to the derivative instruments above, the Company uses equity option contracts as invested asset hedges. There were ninety-two thousand equity option contracts outstanding with a carrying value of $(11) and a market value of $(11) at December 31, 1998.

4. FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      METROPOLITAN LIFE INSURANCE COMPANY

     Amounts related to the Company's financial instruments were as follows:

                                                      NOTIONAL    CARRYING    ESTIMATED
DECEMBER 31, 1999                                      AMOUNT      VALUE      FAIR VALUE
-----------------                                     --------    --------    ----------
Assets:
  Fixed maturities..................................              $96,981      $96,981
  Equity securities.................................                2,006        2,006
  Mortgage loans on real estate.....................               19,739       19,452
  Policy loans......................................                5,598        5,618
  Short-term investments............................                3,055        3,055
  Cash and cash equivalents.........................                2,789        2,789
  Mortgage loan commitments.........................    $465           --           (7)
Liabilities:
  Policyholder account balances.....................               37,170       36,893
  Short-term debt...................................                4,208        4,208
  Long-term debt....................................                2,514        2,466
  Investment collateral.............................                6,451        6,451

                                                     NOTIONAL    CARRYING    ESTIMATED
DECEMBER 31, 1998                                     AMOUNT      VALUE      FAIR VALUE
-----------------                                    --------    --------    ----------
Assets:
  Fixed maturities.................................              $100,767     $100,767
  Equity securities................................                 2,340        2,340
  Mortgage loans on real estate....................                16,827       17,793
  Policy loans.....................................                 5,600        6,143
  Short-term investments...........................                 1,369        1,369
  Cash and cash equivalents........................                 3,301        3,301
  Mortgage loan commitments........................    $472            --           14
Liabilities:
  Policyholder account balances....................                37,448       37,664
  Short-term debt..................................                 3,585        3,585
  Long-term debt...................................                 2,903        3,006
  Investment collateral............................                 3,769        3,769

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  FIXED MATURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities in which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  MORTGAGE LOANS ON REAL ESTATE AND MORTGAGE LOAN COMMITMENTS

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments.

                      METROPOLITAN LIFE INSURANCE COMPANY

  POLICY LOANS

     Fair values for policy loans are estimated by discounting expected future cash flows using U.S. treasury rates to approximate interest rates and the Company's past experiences to project patterns of loan accrual and repayment characteristics.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances are estimated by discounting expected future cash flows, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

  SHORT-TERM AND LONG-TERM DEBT AND INVESTMENT COLLATERAL

     The fair values of short-term and long-term debt and investment collateral are determined by discounting expected future cash flows, using risk rates currently available for debt with similar terms and remaining maturities.

  DERIVATIVE INSTRUMENTS

     The fair value of derivative instruments, including financial futures, financial forwards, interest rate and foreign currency swaps, floors, foreign exchange contracts, caps and options are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

5. EMPLOYEE BENEFIT PLANS

  PENSION BENEFIT AND OTHER BENEFIT PLANS

     The Company is both the sponsor and administrator of defined benefit pension plans covering all eligible employees and sales representatives of MetLife and certain of its subsidiaries. Retirement benefits are based upon years of credited service and final average earnings history.

     The Company also provides certain postemployment benefits and certain postretirement health care and life insurance benefits for retired employees through insurance contracts. Substantially all of the Company's employees may, in accordance with the plans applicable to the

                      METROPOLITAN LIFE INSURANCE COMPANY
postretirement benefits, become eligible for these benefits if they attain retirement age, with sufficient service, while working for the Company.

                                                                   DECEMBER 31,
                                                       ------------------------------------
                                                       PENSION BENEFITS     OTHER BENEFITS
                                                       ----------------    ----------------
                                                        1999      1998      1999      1998
                                                        ----      ----      ----      ----
Change in projected benefit obligation:
Projected benefit obligation at beginning of year....  $3,920    $3,573    $1,708    $1,763
  Service cost.......................................     100        90        28        31
  Interest cost......................................     271       257       107       114
  Actuarial (gains) losses...........................    (260)      212      (281)      (74)
  Divestitures, curtailments and terminations........     (22)       24        10       (13)
  Change in benefits.................................      --        12        --        --
Benefits paid........................................    (272)     (248)      (89)     (113)
                                                       ------    ------    ------    ------
Projected benefit obligation at end of year..........   3,737     3,920     1,483     1,708
                                                       ------    ------    ------    ------
Change in plan assets:
Contract value of plan assets at beginning of year...   4,403     4,056     1,123     1,004
  Actuarial return on plan assets....................     575       680       141       171
  Employer contribution..............................      20        15        24        61
  Benefits paid......................................    (272)     (248)      (89)     (113)
  Other payments.....................................      --      (100)       --        --
                                                       ------    ------    ------    ------
Contract value of plan assets at end of year.........   4,726     4,403     1,199     1,123
                                                       ------    ------    ------    ------
Over (under) funded..................................     989       483      (284)     (585)
                                                       ------    ------    ------    ------
Unrecognized net asset at transition.................     (66)      (98)       --        --
Unrecognized net actuarial gains.....................    (564)      (78)     (487)     (322)
Unrecognized prior service cost......................     127       145        (2)       (2)
                                                       ------    ------    ------    ------
Prepaid (accrued) benefit cost.......................  $  486    $  452    $ (773)   $ (909)
                                                       ======    ======    ======    ======
Qualified plan prepaid pension cost..................  $  632    $  568    $   --    $   --
Non-qualified plan accrued pension cost..............    (146)     (116)       --        --
                                                       ------    ------    ------    ------
Prepaid benefit cost.................................  $  486    $  452    $   --    $   --
                                                       ======    ======    ======    ======

     The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:

                                                        NON-QUALIFIED
                                     QUALIFIED PLAN          PLAN              TOTAL
                                    ----------------    --------------    ----------------
                                     1999      1998     1999     1998      1999      1998
                                     ----      ----     ----     ----      ----      ----
Aggregate projected benefit
  obligation......................  $3,482    $3,697    $ 255    $ 223    $3,737    $3,920
Aggregate contract value of plan
  assets (principally Company
  contracts)......................   4,726     4,403       --       --     4,726     4,403
                                    ------    ------    -----    -----    ------    ------
Over (under) funded...............  $1,244    $  706    $(255)   $(223)   $  989    $  483
                                    ======    ======    =====    =====    ======    ======

                      METROPOLITAN LIFE INSURANCE COMPANY

     The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:

                                            PENSION BENEFITS             OTHER BENEFITS
                                      ----------------------------   -----------------------
                                          1999            1998          1999         1998
                                          ----            ----          ----         ----
Weighted average assumptions at
  December 31,
Discount rate.......................  6.25% - 7.75%   6.5% - 7.25%   6% - 7.75%       7%
Expected rate of return on plan
  assets............................   8% - 10.5%     8.5% - 10.5%    6% - 9%     7.25% - 9%
Rate of compensation increase.......   4.5% - 8.5%    4.5% - 8.5%       N/A          N/A

     The assumed health care cost trend rates used in measuring the accumulated nonpension postretirement benefit obligation were 6.5% for pre-Medicare eligible claims and 6% for Medicare eligible claims in both 1999 and 1998.

     Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                             ONE PERCENT    ONE PERCENT
                                                              INCREASE       DECREASE
                                                             -----------    -----------
Effect on total of service and interest cost components....     $ 14           $ 11
Effect of accumulated postretirement benefit obligation....     $134           $111

     The components of periodic benefit costs were as follows:

                                               PENSION BENEFITS         OTHER BENEFITS
                                             ---------------------    ------------------
                                             1999    1998    1997     1999   1998   1997
                                             ----    ----    ----     ----   ----   ----
Service cost...............................  $ 100   $  90   $  74    $ 28   $ 31   $ 30
Interest cost..............................    271     257     247     107    114    122
Expected return on plan assets.............   (363)   (337)   (324)    (89)   (79)   (66)
Amortization of prior actuarial gains......     (6)    (11)     (5)    (11)   (13)    (4)
Curtailment (credit) cost..................    (17)    (10)     --      10      4     --
                                             -----   -----   -----    ----   ----   ----
Net periodic benefit cost (credit).........  $ (15)  $ (11)  $  (8)   $ 45   $ 57   $ 82
                                             =====   =====   =====    ====   ====   ====

  SAVINGS AND INVESTMENT PLANS

     The Company sponsors savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $45, $43 and $44 for the years ended December 31, 1999, 1998 and 1997, respectively.

6. SEPARATE ACCOUNTS

     Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $47,618 and $39,490 at December 31, 1999 and 1998, respectively, for which the policyholder assumes the investment risk, and guaranteed separate accounts totaling $17,323 and $18,578 at December 31, 1999 and 1998, respectively, for which MetLife contractually guarantees either a minimum return or account value to the policyholder.

                      METROPOLITAN LIFE INSURANCE COMPANY

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $485, $413 and $287 for the years ended December 31, 1999, 1998 and 1997, respectively. Guaranteed separate accounts consisted primarily of Met Managed Guaranteed Interest Contracts and participating close out contracts. The average interest rates credited on these contracts were 6.5% and 7% at December 31, 1999 and 1998, respectively. The assets that support these liabilities were comprised of $16,874 and $16,639 in fixed maturities at December 31, 1999 and 1998, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, these investment products carry a graded surrender charge as well as a market value adjustment.

7. DEBT

     Debt consisted of the following:

                                                             DECEMBER 31,
                                                           ----------------
                                                            1999      1998
                                                            ----      ----
MetLife:
  6.300% surplus notes due 2003..........................  $  397    $  397
  7.000% surplus notes due 2005..........................     249       249
  7.700% surplus notes due 2015..........................     198       198
  7.450% surplus notes due 2023..........................     296       296
  7.785% surplus notes due 2024..........................     148       148
  7.800% surplus notes due 2025..........................     248       248
Other....................................................     130       207
                                                           ------    ------
                                                            1,666     1,743
                                                           ------    ------
Investment related:
  Floating rate debt, interest based on LIBOR............      --       212
  Exchangeable debt, interest rates ranging from 4.90% to
     5.80%, due 2001 and 2002............................     369       371
                                                           ------    ------
                                                              369       583
                                                           ------    ------
Total MetLife............................................   2,035     2,326
                                                           ------    ------
Nvest:
  7.060% senior notes due 2003...........................     110       110
  7.290% senior notes due 2007...........................     160       160
                                                           ------    ------
                                                              270       270
                                                           ------    ------
Other Affiliated Companies:
  Fixed rate notes, interest rates ranging from 6.96% to
     8.51%, maturity dates ranging from 2000 to 2008.....     170       179
  Other..................................................      39       128
                                                           ------    ------
                                                              209       307
                                                           ------    ------
Total long-term debt.....................................   2,514     2,903
Total short-term debt....................................   4,208     3,585
                                                           ------    ------
                                                           $6,722    $6,488
                                                           ======    ======

                      METROPOLITAN LIFE INSURANCE COMPANY

     Short-term debt consisted of commercial paper with a weighted average interest rate of 6.05% and 5.31% and a weighted average maturity of 74 and 44 days at December 31, 1999 and 1998, respectively.

     The Company maintains unsecured credit facilities aggregating $7,000 (five-year facility of $1,000 expiring in April 2003; 364-day facility of $1,000 expiring in April 2000; 364-day facility of $5,000 expiring in September 2000). Both $1,000 facilities bear interest at LIBOR plus 20 basis points. The $5,000 facility bears interest at various rates under specified borrowing scenarios. The facilities can be used for general corporate purposes and also provide backup for the Company's commercial paper program. At December 31, 1999, there were no outstanding borrowings under any of the facilities.

     Payments of interest and principal on the surplus notes, subordinated to all other indebtedness, may be made only with the prior approval of the Superintendent. Subject to the prior approval of the Superintendent, the 7.45% surplus notes may be redeemed, in whole or in part, at the election of the Company at any time on or after November 1, 2003.

     Each issue of investment related debt is payable in cash or by delivery of an underlying security owned by the Company. The amount payable at maturity of the debt is greater than the principal of the debt if the market value of the underlying security appreciates above certain levels at the date of debt repayment as compared to the market value of the underlying security at the date of debt issuance.

     The aggregate maturities of long-term debt are $93 in 2000, $194 in 2001, $210 in 2002, $415 in 2003, $126 in 2004 and $1,477 thereafter.

     Interest expense related to the Company's outstanding indebtedness was $358, $333 and $344 for the years ended December 31, 1999, 1998 and 1997, respectively.

8. ACQUISITIONS AND DISPOSITIONS

     In 1999 and 1997, respectively, the Company acquired assets of $4,832 and $3,777 and assumed liabilities of $1,860 and $3,347 through the acquisition of certain insurance and non-insurance operations. The aggregate purchase prices were allocated to the assets and liabilities acquired based on their estimated fair values.

     During 1998, the Company sold MetLife Capital Holdings, Inc. (a commercial financing company) and a substantial portion of its Canadian and Mexican insurance operations, which resulted in a realized investment gain of $531. During 1997, the Company sold its United Kingdom insurance operations, which resulted in a realized investment gain of $139. Such sales caused a reduction in assets of $10,663 and $4,342 and liabilities of $3,691 and $4,207 in 1998 and 1997, respectively.

     See Note 16 for information regarding the Company's acquisition of GenAmerica Corporation.

9. COMMITMENTS AND CONTINGENCIES

  LITIGATION

     The Company is currently a defendant in approximately 500 lawsuits raising allegations of improper marketing and sales of individual life insurance policies or annuities. These lawsuits are generally referred to as "sales practices claims".

                      METROPOLITAN LIFE INSURANCE COMPANY

     On December 28, 1999, after a fairness hearing, the United States District Court for the Western District of Pennsylvania approved a class action settlement resolving a multidistrict litigation proceeding involving alleged sales practices claims. The settlement class includes most of the owners of permanent life insurance policies and annuity contracts or certificates issued pursuant to individual sales in the United States by Metropolitan Life Insurance Company, Metropolitan Insurance and Annuity Company or Metropolitan Tower Life Insurance Company between January 1, 1982 and December 31, 1997. This class includes owners of approximately six million in-force or terminated insurance policies and approximately one million in-force or terminated annuity contracts or certificates.

     In addition to dismissing the consolidated class actions, the District Court's order also bars sales practices claims by class members for sales by the defendant insurers during the class period, effectively resolving all pending class actions against these insurers. The defendants are in the process of having these claims dismissed.

     Under the terms of the order, only those class members who excluded themselves from the settlement may continue an existing, or start a new, sales practices lawsuit against Metropolitan Life Insurance Company, Metropolitan Insurance and Annuity Company or Metropolitan Tower Life Insurance Company for sales that occurred during the class period. Approximately 20,000 class members elected to exclude themselves from the settlement. Over 400 of the approximately 500 lawsuits noted above are brought by individuals who elected to exclude themselves from the settlement.

     The settlement provides three forms of relief. General relief, in the form of free death benefits, is provided automatically to class members who did not exclude themselves from the settlement or who did not elect the claim evaluation procedures set forth in the settlement. The claim evaluation procedures permit a class member to have a claim evaluated by a third party under procedures set forth in the settlement. Claim awards made under the claim evaluation procedures will be in the form of policy adjustments, free death benefits or, in some instances, cash payments. In addition, class members who have or had an ownership interest in specified policies will also automatically receive deferred acquisition cost tax relief in the form of free death benefits. The settlement fixes the aggregate amounts that are available under each form of relief.

     The Company expects that the total cost of the settlement will be approximately $957. This amount is equal to the amount of the increase in liabilities for the death benefits and policy adjustments and the present value of expected cash payments to be provided to included class members, as well as attorneys' fees and expenses and estimated other administrative costs, but does not include the cost of litigation with policyholders who are excluded from the settlement. The Company believes that the cost of the settlement will be substantially covered by available reinsurance and the provisions made in its consolidated financial statements, and thus will not have a material adverse effect on its business, results of operations or financial position. The Company has not yet made a claim under those reinsurance agreements and, although there is a risk that the carriers will refuse coverage for all or part of the claim, the Company believes this is very unlikely to occur. The Company believes it has made adequate provision in its consolidated financial statements for all probable losses for sales practices claims, including litigation costs involving policyholders who are excluded from the settlement.

     The class action settlement does not resolve nine purported or certified class actions currently pending against New England Mutual Life Insurance Company with which the Company merged in 1996. Eight of those actions have been consolidated as a multidistrict proceeding for pre-trial purposes in the United States District Court in Massachusetts. That Court certified a mandatory class as to those claims. Following an appeal of that certification, the United States

                      METROPOLITAN LIFE INSURANCE COMPANY

Court of Appeals remanded the case to the District Court for further consideration. The Company is negotiating a settlement with class counsel.

     The class action settlement also does not resolve three putative sales practices class action lawsuits which have been brought against General American Life Insurance Company. These lawsuits have been consolidated in a single proceeding in the United States District Court for the Eastern District of Missouri. General American Life Insurance Company and counsel for plaintiffs have negotiated a settlement in principle of this consolidated proceeding. General American Life Insurance Company has not reached agreement with plaintiffs' counsel on the attorneys' fees to be paid. However, negotiations are ongoing.

     In addition, the class action settlement does not resolve two putative class actions involving sales practices claims filed against Metropolitan Life Insurance Company in Canada. The class action settlement also does not resolve a certified class action with conditionally certified subclasses against Metropolitan Life Insurance Company, Metropolitan Insurance and Annuity Company, Metropolitan Tower Life Insurance Company and various individual defendants alleging improper sales abroad. That lawsuit is pending in a New York federal court.

     In the past, the Company has resolved some individual sales practices claims through settlement, dispositive motion or, in a few instances, trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance may be commenced in the future.

     Regulatory authorities in a small number of states, including both insurance departments and one state attorney general, as well as the National Association of Securities Dealers, Inc., have ongoing investigations or inquiries relating to the Company's sales of individual life insurance policies or annuities, including investigations of alleged improper replacement transactions and alleged improper sales of insurance with inaccurate or inadequate disclosures as to the period for which premiums would be payable. Over the past several years, the Company has resolved a number of investigations by other regulatory authorities for monetary payments and certain other relief, and may continue to do so in the future.

     MetLife is also a defendant in numerous lawsuits seeking compensatory and punitive damages for personal injuries allegedly caused by exposure to asbestos or asbestos-containing products. MetLife has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. Rather, these lawsuits, currently numbering in the thousands, have principally been based upon allegations relating to certain research, publication and other activities of one or more of MetLife's employees during the period from the 1920s through approximately the 1950s and alleging that MetLife learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Legal theories asserted against MetLife have included negligence, intentional tort claims and conspiracy claims concerning the health risks associated with asbestos. While MetLife believes it has meritorious defenses to these claims, and has not suffered any adverse judgments in respect of these claims, most of the cases have been resolved by settlements. MetLife intends to continue to exercise its best judgment regarding settlement or defense of such cases. The number of such cases that may be brought or the aggregate amount of any liability that MetLife may ultimately incur is uncertain.

     Significant portions of amounts paid in settlement of such cases have been funded with proceeds from a previously resolved dispute with MetLife's primary, umbrella and first level excess liability insurance carriers. MetLife is presently in litigation with several of its excess

                      METROPOLITAN LIFE INSURANCE COMPANY
liability insurers regarding amounts payable under its policies with respect to coverage for these claims. The trial court has granted summary judgment to these insurers. MetLife has appealed. There can be no assurances regarding the outcome of this litigation or the amount and timing of recoveries, if any, from these excess liability insurers. MetLife's asbestos-related litigation with these insurers should have no effect on recoveries under the excess insurance policies described below.

     The Company has recorded, in other expenses, charges of $499 ($317 after-tax), $1,895 ($1,203 after-tax) and $300 ($190 after-tax) for the years ended December 31, 1999, 1998 and 1997, respectively, for sales practices claims and claims for personal injuries caused by exposure to asbestos or asbestos-containing products. The 1999 charge was principally related to the settlement of the multidistrict litigation proceeding involving alleged improper sales practices, accruals for sales practices claims not covered by the settlement and other legal costs. The 1998 charge was comprised of $925 and $970 for sales practices claims and asbestos-related claims, respectively. The Company recorded the charges for sales practices claims based on preliminary settlement discussions and the settlement history of other insurers.

     Prior to the fourth quarter of 1998, the Company established a liability for asbestos-related claims based on settlement costs for claims that the Company had settled, estimates of settlement costs for claims pending against the Company and an estimate of settlement costs for unasserted claims. The amount for unasserted claims was based on management's estimate of unasserted claims that would be probable of assertion. A liability is not established for claims which management believes are only reasonably possible of assertion. Based on this process, the accrual for asbestos-related claims at December 31, 1997 was $386. Potential liabilities for asbestos-related claims are not easily quantified, due to the nature of the allegations against the Company, which are not related to the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products, adding to the uncertainty as to the number of claims that may be brought against the Company.

     During 1998, the Company decided to pursue the purchase of excess insurance to limit its exposure to asbestos-related claims. In connection with the negotiations with the casualty insurers to obtain this insurance, the Company obtained information that caused management to reassess the accruals for asbestos-related claims. This information included:

     - Information from the insurers regarding the asbestos-related claims experience of other insureds, which indicated that the number of claims that were probable of assertion against the Company in the future was significantly greater than it had assumed in its accruals. The number of claims brought against the Company is generally a reflection of the number of asbestos-related claims brought against asbestos defendants generally and the percentage of those claims in which the Company is included as a defendant. The information provided to the Company relating to other insureds indicated that the Company had been included as a defendant for a significant percentage of total asbestos-related claims and that it may be included in a larger percentage of claims in the future, because of greater awareness of asbestos litigation generally by potential plaintiffs and plaintiffs' lawyers and because of the bankruptcy and reorganization or the exhaustion of insurance coverage of other asbestos defendants; and that, although volatile, there was an upward trend in the number of total claims brought against asbestos defendants.

     - Information derived from actuarial calculations the Company made in the fourth quarter of 1998 in connection with these negotiations, which helped to frame, define and quantify this liability. These calculations were made using, among other things, current information regarding the Company's claims and settlement experience (which reflected the Com-

                      METROPOLITAN LIFE INSURANCE COMPANY
       pany's decision to resolve an increased number of these claims by settlement), recent and historic claims and settlement experience of selected other companies and information obtained from the insurers.

     Based on this information, the Company concluded that certain claims that previously were considered as only reasonably possible of assertion were now probable of assertion, increasing the number of assumed claims to approximately three times the number assumed in prior periods. As a result of this reassessment, the Company increased its liability for asbestos-related claims to $1,278 at December 31, 1998.

     During 1998, the Company paid $1,407 of premiums for excess of loss reinsurance agreements and excess insurance policies, consisting of $529 for the excess of loss reinsurance agreements for sales practices claims and excess mortality losses and $878 for the excess insurance policies for asbestos-related claims.

     The Company obtained the excess of loss reinsurance agreements to provide reinsurance with respect to sales practices claims made on or prior to December 31, 1999 and for certain mortality losses in 1999. These reinsurance agreements have a maximum aggregate limit of $650, with a maximum sublimit of $550 for losses for sales practices claims. This coverage is in excess of an aggregate self-insured retention of $385 with respect to sales practices claims and $506, plus the Company's statutory policy reserves released upon the death of insureds, with respect to life mortality losses. At December 31, 1999, the subject losses under the reinsurance agreements due to sales practices claims and related counsel fees from the time the Company entered into the reinsurance agreements did not exceed that self-insured retention. The maximum sublimit of $550 for sales practices claims was within a range of losses that management believed were reasonably possible at December 31, 1998. Each excess of loss reinsurance agreement for sales practices claims and mortality losses contains an experience fund, which provides for payments to the Company at the commutation date if experience is favorable at such date. The Company accounts for the aggregate excess of loss reinsurance agreements as reinsurance; however, if deposit accounting were applied, the effect on the Company's consolidated financial statements in 1998, 1999 and 2000 would not be significant.

     Under reinsurance accounting, the excess of the liability recorded for sales practices losses recoverable under the agreements of $550 over the premium paid of $529 results in a deferred gain of $21 which is being amortized into income over the settlement period from January 1999 through April 2000. Under deposit accounting, the premium would be recorded as an other asset rather than as an expense, and the reinsurance loss recoverable and the deferred gain would not have been recorded. Because the agreements also contain an experience fund which increases with the passage of time, the increase in the experience fund in 1999 and 2000 under deposit accounting would be recognized as interest income in an amount approximately equal to the deferred gain that will be amortized into income under reinsurance accounting.

     The excess insurance policies for asbestos-related claims provide for recovery of losses up to $1,500, which is in excess of a $400 self-insured retention ($878 of which was recorded as a recoverable at December 31, 1999 and 1998). The asbestos-related policies are also subject to annual and per-claim sublimits. Amounts are recoverable under the policies annually with respect to claims paid during the prior calendar year. Although amounts paid in any given year that are recoverable under the policies will be reflected as a reduction in the Company's operating cash flows for that year, management believes that the payments will not have a material adverse effect on the Company's liquidity. Each asbestos-related policy contains an experience fund and a reference fund that provides for payments to the Company at the commutation date if experience under the policy to such date has been favorable, or pro rata reductions from time to

                      METROPOLITAN LIFE INSURANCE COMPANY
time in the loss reimbursements to the Company if the cumulative return on the reference fund is less than the return specified in the experience fund.

     A purported class action suit involving policyholders in 32 states has been filed in a Rhode Island state court against MetLife's subsidiary, Metropolitan Property and Casualty Insurance Company, with respect to claims by policyholders for the alleged diminished value of automobiles after accident-related repairs. A similar "diminished value" allegation was made recently in a Texas Deceptive Trade Practices Act letter and lawsuit which involve a Metropolitan Property and Casualty Company policyholder. A purported class action has been filed against Metropolitan Property and Casualty Insurance Company and its subsidiary, Metropolitan Casualty Insurance Company, in Florida by a policyholder alleging breach of contract and unfair trade practices with respect to Metropolitan Casualty Insurance Company allowing the use of parts not made by the original manufacturer to repair damaged automobiles. These suits are in the early stages of litigation and Metropolitan Property and Casualty Insurance Company and Metropolitan Casualty Insurance Company intend to vigorously defend themselves against these suits. Similar suits have been filed against several other personal lines property and casualty insurers.

     The United States, the Commonwealth of Puerto Rico and various hotels and individuals have sued MetLife Capital Corporation, a former subsidiary of the Company, seeking damages for clean up costs, natural resource damages, personal injuries and lost profits and taxes based upon, among other things, a release of oil from a barge which was being towed by the M/V Emily S. In connection with the sale of MetLife Capital, the Company acquired MetLife Capital's potential liability with respect to the M/V Emily S lawsuit. MetLife Capital had entered into a sale and leaseback financing arrangement with respect to the M/V Emily S. The plaintiffs have taken the position that MetLife Capital, as the owner of record of the M/V Emily S, is responsible for all damages caused by the barge, including the oil spill. The governments of the United States and Puerto Rico have claimed damages in excess of $150. At a mediation, the action brought by the United States and Puerto Rico was conditionally settled, provided that the governments have access to additional sums from a fund contributed to by oil companies to help remediate oil spills. The Company can provide no assurance that this action will be settled in this manner.

     Three putative class actions have been filed by Conning Corporation shareholders alleging that the Company's announced offer to purchase the publicly-held Conning shares is inadequate and constitutes a breach of fiduciary duty (see Note 16). The Company believes the actions are without merit, and expects that they will not materially affect its offer to purchase the shares.

     A civil complaint challenging the fairness of the plan of reorganization and the adequacy and accuracy of the disclosures to policyholders regarding the plan has been filed in New York Supreme Court for Kings County on behalf of an alleged class consisting of the policyholders of MetLife who should have membership benefits in MetLife and were and are eligible to receive notice, vote and receive consideration in the demutualization. The complaint seeks to enjoin or rescind the plan and seeks other relief. The defendants named in the complaint are MetLife and the individual members of its board of directors and MetLife, Inc. MetLife believes that the allegations made in the complaint are wholly without merit, and intends to vigorously contest the complaint.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly

                      METROPOLITAN LIFE INSURANCE COMPANY
make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes, after consideration of available insurance and reinsurance and the provisions made in the Company's consolidated financial statements, are not likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's operating results or cash flows in particular quarterly or annual periods.

  TRANSFERRED CANADIAN POLICIES

     In July 1998, MetLife sold a substantial portion of its Canadian operations to Clarica Life. As part of that sale, a large block of policies in effect with MetLife in Canada were transferred to Clarica Life, and the holders of the transferred Canadian policies became policyholders of Clarica Life. Those transferred policyholders are no longer policyholders of MetLife and, therefore, are not entitled to compensation under the plan of reorganization. However, as a result of a commitment made in connection with obtaining Canadian regulatory approval of that sale, if MetLife demutualizes, its Canadian branch will make cash payments to those who are, or are deemed to be, holders of those transferred Canadian policies. The payments, which will be recorded in other expenses in the same period as the effective date of the plan, will be determined in a manner that is consistent with the treatment of, and fair and equitable to, eligible policyholders of MetLife. The amount of the payment is dependent upon the initial public offering price of common stock to be issued on the effective date of the plan of demutualization.

  YEAR 2000

     The Year 2000 issue was the result of the widespread use of computer programs written using two digits (rather than four) to define the applicable year. Such programming was a common industry practice designed to avoid the significant costs associated with additional mainframe capacity necessary to accommodate a four-digit field. As a result, any of the Company's computer systems that have time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in major system failures or miscalculations. The Company has conducted a comprehensive review of its computer systems to identify the systems that could be affected by the Year 2000 issue and has implemented a plan to resolve the issue. There can be no assurances that the Year 2000 plan of the Company or that of its vendors or third parties have resolved all Year 2000 issues. Further, there can be no assurance that there will not be any future system failure or that such failure, if any, will not have a material impact on the operations of the Company.

  LEASES

     In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements

                      METROPOLITAN LIFE INSURANCE COMPANY
for office space, data processing and other equipment. Future minimum rental and subrental income and minimum gross rental payments relating to these lease agreements were as follows:

                                                                      GROSS
                                               RENTAL    SUBLEASE     RENTAL
                                               INCOME     INCOME     PAYMENTS
                                               ------    --------    --------
2000.........................................  $  817      $13         $156
2001.........................................     740       12          135
2002.........................................     689       11          111
2003.........................................     612        9           90
2004.........................................     542        9           69
Thereafter...................................   2,032       27          299

10. INCOME TAXES

     The provision for income taxes was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                               1999      1998      1997
                                                               ----      ----      ----
Current:
  Federal...................................................   $643      $668      $370
  State and local...........................................     24        60        10
  Foreign...................................................      4        99        26
                                                               ----      ----      ----
                                                                671       827       406
                                                               ----      ----      ----
Deferred:
  Federal...................................................    (78)      (25)       28
  State and local...........................................      2        (8)        9
  Foreign...................................................     (2)      (54)       25
                                                               ----      ----      ----
                                                                (78)      (87)       62
                                                               ----      ----      ----
Provision for income taxes..................................   $593      $740      $468
                                                               ====      ====      ====

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                               1999      1998      1997
                                                               ----      ----      ----
Tax provision at U.S. statutory rate........................   $502      $730      $585
Tax effect of:
  Tax exempt investment income..............................    (39)      (40)      (30)
  Surplus tax...............................................    125        18       (40)
  State and local income taxes..............................     18        31        15
  Tax credits...............................................     (5)      (25)      (15)
  Prior year taxes..........................................    (31)        4        (2)
  Sale of businesses........................................     --       (19)      (41)
  Other, net................................................     23        41        (4)
                                                               ----      ----      ----
Provision for income taxes..................................   $593      $740      $468
                                                               ====      ====      ====

                      METROPOLITAN LIFE INSURANCE COMPANY

     Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                             DECEMBER 31,
                                                           ----------------
                                                            1999      1998
                                                            ----      ----
Deferred income tax assets:
  Policyholder liabilities and receivables...............  $3,042    $3,108
  Net operating losses...................................      72        22
  Net unrealized investment losses.......................     161        --
  Employee benefits......................................     192       174
  Litigation related.....................................     468       312
  Other..................................................     242       158
                                                           ------    ------
                                                            4,177     3,774
  Less: Valuation allowance..............................      72        21
                                                           ------    ------
                                                            4,105     3,753
                                                           ------    ------
Deferred income tax liabilities:
  Investments............................................   1,472     1,529
  Deferred policy acquisition costs......................   1,967     1,887
  Net unrealized investment gains........................      --       864
  Other..................................................      63        18
                                                           ------    ------
                                                            3,502     4,298
                                                           ------    ------
Net deferred income tax asset (liability)................  $  603    $ (545)
                                                           ======    ======

     Foreign net operating loss carryforwards generated deferred income tax benefits of $72 and $21 at December 31, 1999 and 1998, respectively. The Company has recorded a valuation allowance related to these tax benefits. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for foreign net operating loss carryforwards will not be realized. The benefit will be recognized when management believes that it is more likely than not that the portion of the deferred income tax asset is realizable.

     The Company has been audited by the Internal Revenue Service for the years through and including 1993. The Company is being audited for the years 1994, 1995 and 1996. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements.

11. REINSURANCE

     The Company assumes and cedes insurance with other insurance companies. The Company continually evaluates the financial condition of its reinsurers and monitors concentration of credit risk in an effort to minimize its exposure to significant losses from reinsurer insolvencies. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements. The amounts in the consolidated statements of income are presented net of reinsurance ceded.

     The Company's life insurance operations participate in reinsurance in order to limit losses, minimize exposure to large risks and to provide additional capacity for future growth. During

                      METROPOLITAN LIFE INSURANCE COMPANY

1998, the Company began reinsuring, under yearly renewal term policies, 90 percent of the mortality risk on universal life policies issued after 1983. The Company also reinsures 90 percent of the mortality risk on term life insurance policies issued after 1995 under yearly renewal term policies and coinsures 100 percent of the mortality risk in excess of $25 and $35 on single and joint survivorship policies, respectively.

     During 1997, the Company obtained a 100 percent coinsurance policy to provide coverage for contractual payments generated by certain portions of the Company's non-life contingency long-term guaranteed interest contracts and structured settlement lump sum contracts issued during the periods 1991 through 1993. The policy was amended in 1998 to include structured settlement lump sum payments issued during the period 1983 through 1990, 1994 and 1995. Reinsurance recoverables under the contract, which has been accounted for as a financing transaction, were $1,372 and $1,374 at December 31, 1999 and 1998, respectively.

     See Note 9 for information regarding certain excess of loss reinsurance agreements providing coverage for risks associated primarily with sales practices claims.

     The Company has exposure to catastrophes, which are an inherent risk of the property and casualty insurance business and could contribute to material fluctuations in the Company's results of operations. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks. The Company's reinsurance program is designed to limit a catastrophe loss to no more than 10% of the Auto & Home segment's statutory surplus.

     The effects of reinsurance were as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                      -----------------------------
                                                       1999       1998       1997
                                                       ----       ----       ----
Direct premiums.....................................  $13,249    $12,763    $12,728
Reinsurance assumed.................................      484        409        360
Reinsurance ceded...................................   (1,645)    (1,669)    (1,810)
                                                      -------    -------    -------
Net premiums........................................  $12,088    $11,503    $11,278
                                                      =======    =======    =======
Reinsurance recoveries netted against policyholder
  benefits..........................................  $ 1,626    $ 1,744    $ 1,648
                                                      =======    =======    =======

     The effects of reinsurance with GenAmerica Corporation ("GenAmerica") were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            1999      1998      1997
                                                            ----      ----      ----
Premiums ceded to GenAmerica..............................  $108      $113      $61
                                                            ====      ====      ===
Reinsurance recoveries from GenAmerica netted against
  policyholder benefits...................................  $ 74      $ 28      $24
                                                            ====      ====      ===

     Reinsurance recoverables, included in other receivables, were $2,898 and $3,134 at December 31, 1999 and 1998, respectively, of which $5 and $5, respectively, were recoverable from GenAmerica. Reinsurance and ceded commissions payables, included in other liabilities, were $148 and $105 at December 31, 1999 and 1998, respectively.

                      METROPOLITAN LIFE INSURANCE COMPANY

     The following provides an analysis of the activity in the liability for benefits relating to property and casualty and group accident and non-medical health policies and contracts:

                                                        YEARS ENDED DECEMBER 31,
                                                      -----------------------------
                                                       1999       1998       1997
                                                       ----       ----       ----
Balance at January 1................................  $ 3,320    $ 3,655    $ 3,345
  Reinsurance recoverables..........................     (233)      (229)      (215)
                                                      -------    -------    -------
Net balance at January 1............................    3,087      3,426      3,130
                                                      -------    -------    -------
Acquisition of business.............................      204         --         --
                                                      -------    -------    -------
Incurred related to:
  Current year......................................    3,129      2,726      2,855
  Prior years.......................................      (16)      (245)        88
                                                      -------    -------    -------
                                                        3,113      2,481      2,943
                                                      -------    -------    -------
Paid related to:
  Current year......................................   (2,128)    (1,967)    (1,832)
  Prior years.......................................     (759)      (853)      (815)
                                                      -------    -------    -------
                                                       (2,887)    (2,820)    (2,647)
                                                      -------    -------    -------
Balance at December 31..............................    3,517      3,087      3,426
  Add: Reinsurance recoverables.....................      272        233        229
                                                      -------    -------    -------
Balance at December 31..............................  $ 3,789    $ 3,320    $ 3,655
                                                      =======    =======    =======

12. OTHER EXPENSES

     Other expenses were comprised of the following:

                                                        YEARS ENDED DECEMBER 31,
                                                      -----------------------------
                                                       1999       1998       1997
                                                       ----       ----       ----
Compensation........................................  $ 2,590    $ 2,478    $ 2,078
Commissions.........................................      937        902        766
Interest and debt issue costs.......................      405        379        453
Amortization of policy acquisition costs (excludes
  amortization of $(46), $240 and $70, respectively,
  related to realized investment gains and
  (losses)).........................................      862        587        771
Capitalization of policy acquisition costs..........   (1,160)    (1,025)    (1,000)
Rent, net of sublease income........................      239        155        179
Minority interest...................................       55         67         56
Restructuring charge................................       --         81         --
Other...............................................    2,827      4,395      2,468
                                                      -------    -------    -------
                                                      $ 6,755    $ 8,019    $ 5,771
                                                      =======    =======    =======

     During 1998, the Company recorded charges of $81 to restructure headquarters operations and consolidate certain agencies and other operations. These costs have been fully paid at December 31, 1999.

                      METROPOLITAN LIFE INSURANCE COMPANY

13. STATUTORY FINANCIAL INFORMATION

     The reconciliations of MetLife's statutory surplus and net change in statutory surplus, determined in accordance with accounting practices prescribed or permitted by insurance regulatory authorities, with equity and net income determined in conformity with generally accepted accounting principles were as follows:

                                                                 DECEMBER 31,
                                                              ------------------
                                                               1999       1998
                                                               ----       ----
Statutory surplus...........................................  $ 7,630    $ 7,388
GAAP adjustments for:
  Future policy benefits and policyholder account
     balances...............................................   (4,167)    (6,830)
  Deferred policy acquisition costs.........................    8,381      6,560
  Deferred income taxes.....................................      886       (190)
  Valuation of investments..................................   (2,102)     3,981
  Statutory asset valuation reserves........................    3,189      3,381
  Statutory interest maintenance reserves...................    1,114      1,486
  Surplus notes.............................................   (1,602)    (1,595)
  Other, net................................................      361        686
                                                              -------    -------
Equity......................................................  $13,690    $14,867
                                                              =======    =======

                                                          YEARS ENDED DECEMBER 31,
                                                          -------------------------
                                                          1999      1998      1997
                                                          ----      ----      ----
Net change in statutory surplus.........................  $ 242    $   10    $  227
GAAP adjustments for:
  Future policy benefits and policyholder account
     balances...........................................    556       127       (38)
  Deferred policy acquisition costs.....................    379       224       149
  Deferred income taxes.................................    154       234        62
  Valuation of investments..............................    473     1,158      (387)
  Statutory asset valuation reserves....................   (226)     (461)    1,136
  Statutory interest maintenance reserves...............   (368)      312        53
  Other, net............................................   (593)     (261)        1
                                                          -----    ------    ------
Net income..............................................  $ 617    $1,343    $1,203
                                                          =====    ======    ======

                      METROPOLITAN LIFE INSURANCE COMPANY

14. OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 1999, 1998 and 1997 to avoid double-counting in other comprehensive income (loss) items that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                               1999       1998       1997
                                                               ----       ----       ----
Holding (losses) gains on investments arising during the
  year......................................................  $(6,314)   $ 1,493    $ 4,257
Income tax effect of holding gains or losses................    2,262       (617)    (1,615)
Transfer of securities from held-to-maturity to
  available-for-sale:
  Holding gains on investments..............................       --         --        198
  Income tax effect.........................................       --         --        (75)
Reclassification adjustments:
  Realized holding (gains) losses included in current year
     net income.............................................       38     (2,013)      (844)
  Amortization of premium and discount on investments.......     (307)      (350)      (209)
  Realized holding (losses) gains allocated to other
     policyholder amounts...................................      (67)       608        231
  Income tax effect.........................................      120        729        312
Allocation of holding losses (gains) on investments relating
  to other policyholder amounts.............................    3,788       (351)    (2,231)
Income tax effect of allocation of holding gains and losses
  to other policyholder amounts.............................   (1,357)       143        846
                                                              -------    -------    -------
Net unrealized investment (losses) gains....................   (1,837)      (358)       870
                                                              -------    -------    -------
Foreign currency translation adjustments arising during the
  year......................................................       50       (115)       (46)
Reclassification adjustment for sale of investment in
  foreign operation.........................................       --          2         (3)
                                                              -------    -------    -------
Foreign currency translation adjustment.....................       50       (113)       (49)
                                                              -------    -------    -------
Minimum pension liability adjustment........................       (7)       (12)        --
                                                              -------    -------    -------
Other comprehensive income (loss)...........................  $(1,794)   $  (483)   $   821
                                                              =======    =======    =======

15. BUSINESS SEGMENT INFORMATION

     The Company provides insurance and financial services to customers in the United States, Canada, Central America, South America, Europe and Asia. The Company's business is divided into six segments: Individual, Institutional, Auto & Home, International, Asset Management and Corporate. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     Individual offers a wide variety of individual insurance and investment products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement and savings products and services, including group life insurance, non-medical health insurance such as short and long-term disability, long-term care and dental insurance and other insurance products and services. Auto & Home provides insurance coverages including private passenger automobile, homeowners and personal excess liability insurance. International provides life insurance, accident and health insurance, annuities and retirement and savings

                      METROPOLITAN LIFE INSURANCE COMPANY
products to both individuals and groups, and auto and homeowners coverage to individuals. Asset Management provides a broad variety of asset management products and services to individuals and institutions such as mutual funds for savings and retirement needs, commercial real estate advisory and management services, and institutional and retail investment management. Through its Corporate segment, the Company reports items that are not allocated to any of the business segments.

     Set forth in the tables below is certain financial information with respect to the Company's operating segments for the years ended December 31, 1999, 1998 and 1997. The accounting policies of the segments are the same as those described in the summary of significant accounting policies, except for the method of capital allocation. The Company allocates capital to each segment based upon an internal capital allocation system that allows the Company to more effectively manage its capital. The Company has divested operations that did not meet targeted rates of return, including its commercial leasing business (Corporate segment) and substantial portions of its Canadian operations (International segment), and insurance operations in the United Kingdom (International segment). The Company evaluates the performance of each operating segment based upon income or loss from operations before provision for income taxes and non-recurring items (e.g. items of unusual or infrequent nature). The Company allocates non-recurring items (primarily consisting of sales practices claims and claims for personal injuries caused by exposure to asbestos or asbestos-containing products) and prior to its sale in 1998, the results of MetLife Capital Holdings, Inc. to the Corporate segment.

                                                        AUTO
AT OR FOR THE YEAR ENDED                                 &                        ASSET                  CONSOLIDATION/
   DECEMBER 31, 1999      INDIVIDUAL   INSTITUTIONAL    HOME    INTERNATIONAL   MANAGEMENT   CORPORATE    ELIMINATION      TOTAL
------------------------  ----------   -------------    ----    -------------   ----------   ---------   --------------    -----
Premiums................   $  4,289       $ 5,525      $1,751      $  523         $   --      $    --       $    --       $ 12,088
Universal life and
  investment-type
  product policy fees...        888           502          --          48             --           --            --          1,438
Net investment income...      5,346         3,755         103         206             80          605          (279)         9,816
Other revenues..........        558           629          21          12            803           59            72          2,154
Net realized investment
  gains (losses)........        (14)          (31)          1           1             --          (41)           14            (70)
Policyholder benefits
  and claims............      4,625         6,712       1,301         463             --           --             4         13,105
Interest credited to
  policyholder account
  balances..............      1,359         1,030          --          52             --           --            --          2,441
Policyholder
  dividends.............      1,509           159          --          22             --           --            --          1,690
Other expenses..........      2,719         1,589         514         248            795        1,031          (141)         6,755
Income (loss) before
  provision for income
  taxes and
  extraordinary item....        855           890          61           5             88         (408)          (56)         1,435
Income (loss) after
  provision for income
  taxes before
  extraordinary item....        555           567          56          21             51         (358)          (50)           842
Total assets............    109,401        88,127       4,443       4,381          1,036       19,834        (1,990)       225,232
Deferred policy
  acquisition costs.....      8,049           106          93         244             --           --            --          8,492
Separate account
  assets................     28,828        35,236          --         877             --           --            --         64,941
Policyholder
  liabilities...........     72,956        47,781       2,318       2,187             --            6          (293)       124,955
Separate account
  liabilities...........     28,828        35,236          --         877             --           --            --         64,941

                      METROPOLITAN LIFE INSURANCE COMPANY

                                                        AUTO
AT OR FOR THE YEAR ENDED                                 &                        ASSET                  CONSOLIDATION/
   DECEMBER 31, 1998      INDIVIDUAL   INSTITUTIONAL    HOME    INTERNATIONAL   MANAGEMENT   CORPORATE    ELIMINATION      TOTAL
------------------------  ----------   -------------    ----    -------------   ----------   ---------   --------------    -----
Premiums................   $  4,323       $ 5,159      $1,403      $  618         $   --      $    --       $    --       $ 11,503
Universal life and
  investment-type
  product policy fees...        817           475          --          68             --           --            --          1,360
Net investment income...      5,480         3,885          81         343             75          682          (318)        10,228
Other revenues..........        474           575          36          33            817          111           (52)         1,994
Net realized investment
  gains.................        659           557         122         117             --          679          (113)         2,021
Policyholder benefits
  and claims............      4,606         6,416       1,029         597             --          (10)           --         12,638
Interest credited to
  policyholder account
  balances..............      1,423         1,199          --          89             --           --            --          2,711
Policyholder
  dividends.............      1,445           142          --          64             --           --            --          1,651
Other expenses..........      2,577         1,613         386         352            799        2,601          (309)         8,019
Income (loss) before
  provision for income
  taxes and
  extraordinary item....      1,702         1,281         227          77             93       (1,119)         (174)         2,087
Income (loss) after
  provision for income
  taxes before
  extraordinary item....      1,069           846         161          56             49         (691)         (143)         1,347
Total assets............    103,614        88,741       2,763       3,432          1,164       20,852        (5,220)       215,346
Deferred policy
  acquisition costs.....      6,194            82          57         205             --           --            --          6,538
Separate account
  assets................     23,013        35,029          --          26             --           --            --         58,068
Policyholder
  liabilities...........     71,571        49,406       1,477       2,043             --            1          (295)       124,203
Separate account
  liabilities...........     23,013        35,029          --          26             --           --            --         58,068

                                                         AUTO
AT OR FOR THE YEAR ENDED                                  &                        ASSET                  CONSOLIDATION/
    DECEMBER 31, 1997      INDIVIDUAL   INSTITUTIONAL    HOME    INTERNATIONAL   MANAGEMENT   CORPORATE    ELIMINATION      TOTAL
------------------------   ----------   -------------    ----    -------------   ----------   ---------   --------------    -----
Premiums.................   $ 4,327        $ 4,689      $1,354      $  908         $   --      $    --       $    --       $ 11,278
Universal life and
  investment-type product
  policy fees............       855            426          --         137             --           --            --          1,418
Net investment income....     4,754          3,754          71         504             78          700          (370)         9,491
Other revenues...........       338            357          25          54            682           19            16          1,491
Net realized investment
  gains..................       356             45           9         142             --          326           (91)           787
Policyholder benefits and
  claims.................     4,597          5,934       1,003         869             --           --            --         12,403
Interest credited to
  policyholder account
  balances...............     1,422          1,319          --         137             --           --            --          2,878
Policyholder dividends...     1,340            305          --          97             --           --            --          1,742
Other expenses...........     2,394          1,178         351         497            679          966          (294)         5,771
Income before provision
  for income taxes.......       877            535         105         145             81           79          (151)         1,671
Income after provision
  for income taxes.......       599            339          74         126             45          163          (143)         1,203
Total assets.............    95,323         83,473       2,542       7,412          1,136       18,641        (5,745)       202,782
Deferred policy
  acquisition costs......     5,912             40          56         428             --           --            --          6,436
Separate account assets..    17,345         30,473          --         520             --           --            --         48,338
Policyholder
  liabilities............    70,686         49,547       1,509       5,615             --            1            --        127,358
Separate account
  liabilities............    17,345         30,473          --         520             --           --            --         48,338

                      METROPOLITAN LIFE INSURANCE COMPANY

     The Individual segment includes an equity ownership interest in Nvest Companies, L.P. ("Nvest") under the equity method of accounting. Nvest has been included within the Asset Management segment due to the types of products and strategies employed by the entity. The individual segment's equity in earnings of Nvest, which is included in net investment income, was $48, $49 and $45 for the years ended December 31, 1999, 1998 and 1997, respectively. The investment in Nvest was $196, $252 and $216 at December 31, 1999, 1998 and 1997,
respectively.

     Net investment income and net realized investment gains are based upon the actual results of each segment's specifically identifiable asset portfolio. Other costs and operating costs were allocated to each of the segments based upon: (1) a review of the nature of such costs, (2) time studies analyzing the amount of employee compensation costs incurred by each segment, and (3) cost estimates included in the Company's product pricing.

     The consolidation/elimination column includes the elimination of all intersegment amounts and the Individual segment's ownership interest in Nvest. The principal component of the intersegment amounts related to intersegment loans, which bore interest at rates commensurate with related borrowings.

     Revenues derived from any customer did not exceed 10% of consolidated revenues. Revenues from U.S. operations were $24,637, $25,643 and $22,664 for the years ended December 31, 1999, 1998 and 1997, respectively, which represented 97%, 96% and 93%, respectively, of consolidated revenues.

16. SUBSEQUENT EVENTS

     On January 6, 2000, the Company acquired GenAmerica for $1.2 billion. In connection with this acquisition, the Company incurred $900 of short-term debt. GenAmerica is a holding company which includes General American Life Insurance Company, 48.3% of the outstanding shares of Reinsurance Group of America ("RGA") common stock, a provider of reinsurance, and 61.0% of the outstanding shares of Conning Corporation common stock, an asset manager. On January 18, 2000, the Company announced that it had proposed to acquire all of the outstanding shares of Conning common stock not already owned by it for $10.50 per share in cash, or approximately $55. At December 31, 1999, the Company owned 9.6% of the outstanding shares of RGA common stock which were acquired on November 24, 1999 for $125. Subsequent to the GenAmerica acquisition, the Company owned 57.9% of the outstanding shares of RGA common stock. Total assets, revenues and net loss of GenAmerica were $23,594, $3,916 and $(174), respectively, at or for the year ended December 31, 1999.

     As part of the acquisition agreement, in September 1999 the Company assumed $5,752 of General American Life funding agreements and received cash of $1,926 and investment assets with a market value of $3,826. In October 1999, as part of the assumption arrangement, the holders of General American Life funding agreements aggregating $5,136 elected to have the Company redeem the funding agreements for cash. General American Life agreed to pay the Company a fee of $120 in connection with the assumption of the funding agreements. The fee will be considered as part of the purchase price to be allocated to the fair value of assets and liabilities acquired. The Company also agreed to make a capital contribution of $120 to General American Life after the completion of the acquisition.

     At the date of the acquisition agreement, the Company and GenAmerica were parties to a number of reinsurance agreements. In addition, as part of the acquisition, the Company entered into agreements effective as of July 25, 1999, which coinsured new and certain existing business of General American Life and some of its affiliates. See Note 11.

                        THE NEW ENGLAND VARIABLE ACCOUNT

PART C. OTHER INFORMATION
        -----------------

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
         ---------------------------------
(a)  Financial Statements

     The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment on Form N-4:

     Statement of Assets and Liabilities as of December 31, 1999.

     Statement of Operations for the year ended December 31, 1999.

     Statement of Changes in Net Assets for the years ended December 31, 1999 and 1998.

     Notes to Financial Statements.

     The following financial statements of the Depositor are included in Part B of this Post-Effective Amendment on Form N-4:

     Consolidated Balance Sheets as of December 31, 1999 and 1998.

     Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997.

     Consolidated Statements of Equity for the years ended December 31, 1999, 1998 and 1997.

     Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997.

     Notes to Consolidated Financial Statements.

(b)  Exhibits

(1) (i) Resolutions of Board of Directors of New England Mutual Life Insurance Company authorizing the Registrant are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Resolutions of the Depositor adopting the Registrant as a separate account are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

(2)  None

(3) (i) Distribution Agreement is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

(4) (i) Form of New England Mutual Life Insurance Company Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (ii) Form of New England Mutual Life Insurance Company Contract Loan Endorsement is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iii) Forms of New England Mutual Life Insurance Company Endorsements, (Death of Owner, Individual Retirement Annuity, and Sample of Benefits for Disability of Annuitant) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iv) Forms of Metropolitan Life Insurance Company Endorsements (New Contract Loan, Spousal/Beneficiary Continuation) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (v) Form of Metropolitan Life Insurance Company Endorsement to New England Mutual Life Insurance Company Variable Annuity Contract (See (4)(i) above) is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vi) Metropolitan Life Insurance Company Variable Annuity Contract and Application are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vii) Forms of Metropolitan Life Insurance Company Endorsements (Fixed Account, Contract Loans, Tax-Sheltered Annuity, Periodic Reports and Postponement of Surrender) are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (viii) Forms of New England Mutual Life Insurance Company Endorsements (Contract Loans, Fixed Account, Tax-Sheltered Annuity and Rider Benefits of Disability of Annuitant and Modification of Variable Life Income Section and New York Endorsement) is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

                                     III-2

     (ix) Form of Metropolitan Life Insurance Company Endorsement (Roth Individual Retirement Annuity) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (x) Forms of Endorsements (Fixed Account and Postponement of Fixed Account Values) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 26, 1999.

     (xi) Forms of Endorsements (TSA)

(5) (i) New England Mutual Life Insurance Company Application is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (ii) For Metropolitan Life Insurance Company Application see (4)(vi) above.

(6) (i) Charter and By-Laws of Metropolitan Life Insurance Company are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) By-Laws Amendment is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (iii) Amended and Restated Charter and By-Laws of Metropolitan Life Insurance Company.

(7)  None

(8) (i) Administrative Services Agreement is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iii) Amendment No. 1 to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (No. 33-17377) filed on April 1, 1996.

     (iv) Assignment of Participation Agreement from New England Mutual Life Insurance Company to Metropolitan Life Insurance Company is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

                                     III-3

     (v) Form of Participation Agreement between Metropolitan Series Fund, Inc. and Metropolitan Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (File No. 2-80751) filed April 6, 2000.

(9)  Opinion and consent of Christopher P. Nicholas, Esq.

(10) (i) Consent of Deloitte & Touche LLP.

     (ii) Consent of Sutherland Asbill and Brennan LLP.

(11) None

(12) None

(13) Schedule of computations for performance quotations is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

(14) Powers of Attorney are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996, except for Gerald Clark, Burton A. Dole and Charles M. Leighton whose powers of attorney were filed with Post-Effective Amendment No. 1 to the Registration Statement (File No. 333-11131) on April 30, 1997 and Robert H. Benmosche and Stewart G. Nagler whose powers of attorney were filed with Post-Effective Amendment No. 23 to the Registration Statement of Metropolitan Life Separate Account E (File No. 2-90380) filed April 3, 1998. Power of Attorney for Virginia M. Wilson is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registration Statement of Metropolitan Life Separate Account (File No. 333-80547) filed November 1, 1999.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

               Name                  Principal Occupation and                  Positions and Offices
               ----                  ------------------------                  ---------------------
                                        Business Address                          with Depositor
                                        ----------------                          --------------
Curtis H. Barnette                   Chairman and Chief                              Director
                                     Executive Officer
                                     Bethlehem Steel Corporation
                                     1170 Eighth Avenue
                                     Martin Tower 2118
                                     Bethlehem, PA  18016-7699

                                     III-4

               Name                  Principal Occupation and                  Positions and Offices
               ----                  ------------------------                  ---------------------
                                        Business Address                          with Depositor
                                        ----------------                          --------------
Robert H. Benmosche                  Chairman of the Board, President           Chairman of the Board,
                                     and Chief Executive Officer             President and Chief Executive
                                     Metropolitan Life Insurance                     Officer
                                     Company
                                     One Madison Avenue,
                                     New York, NY 10010

Gerald Clark                         Vice-Chairman of the Board and         Vice-Chairman of the Board and
                                     Chief Investment Officer                  Chief Investment Officer
                                     Metropolitan Life Insurance
                                     Company
                                     One Madison Avenue
                                     New York, NY 10010

Joan Ganz Cooney                     Chairman, Executive Committee                   Director
                                     Children's Television Workshop
                                     One Lincoln Plaza
                                     New York, NY 10023

Burton A. Dole, Jr.                  Retired Chairman, President and                 Director
                                     Chief Executive Officer
                                     Nellcor Puritan Bennett
                                     2200 Faraday Avenue
                                     Carlsbad, CA 92008-7208

James R. Houghton                    Retired Chairman of the Board                   Director
                                     Corning Incorporated
                                     80 East Market Street, 2nd Floor
                                     Corning, NY 14830

Harry P. Kamen                       Retired Chairman and Chief                      Director
                                     Executive Officer
                                     Metropolitan Life Insurance Company
                                     200 Park Avenue, Suite 5700
                                     New York, NY 10166

Helene L. Kaplan                     Of Counsel, Skadden, Arps                       Director
                                     Slate Meagher and Flom
                                     919 Third Avenue
                                     New York, NY 10022

                                     III-5

               Name                  Principal Occupation and                  Positions and Offices
               ----                  ------------------------                  ---------------------
                                        Business Address                          with Depositor
                                        ----------------                          --------------

Charles H. Leighton                  Retired Chairman and Chief                      Director
                                     Executive Officer
                                     CML Group, Inc.
                                     524 Main Street
                                     Bolton, MA 01720

Allen E. Murray                      Retired Chairman of the Board                   Director
                                     and Chief Executive Officer
                                     Mobil Corporation
                                     375 Park Avenue, Suite 2901
                                     New York, NY 10152

Stewart G. Nagler                    Vice-Chairman of the Board and         Vice-Chairman of the Board and
                                     Chief Financial Officer                   Chief Financial Officer
                                     Metropolitan Life Insurance Company
                                     One Madison Avenue
                                     New York, NY 10010

John J. Phelan, Jr.                  Retired Chairman and Chief                      Director
                                     Executive Officer
                                     New York Stock Exchange, Inc.
                                     P. O. Box 312
                                     Mill Neck, NY 11765

Hugh B. Price                        President and Chief Executive                   Director
                                     Officer
                                     National Urban League, Inc.
                                     120 Wall Street, 7th & 8th Floors
                                     New York, NY 10005

Ruth J. Simmons, PH.D.               President                                       Director
                                     Smith College
                                     College Hall 20
                                     North Hampton, MA 01063

William C. Steere, Jr.               Chairman of the Board and Chief                 Director
                                     Executive Officer
                                     Pfizer, Inc.
                                     235 East 42nd Street
                                     New York, NY 10016

                                     III-6

Set forth below is a list of certain principal officers of Metropolitan Life. The principal business address of each officer of Metropolitan Life is One Madison Avenue, New York, New York 10010.

               Name                                  Position with Metropolitan Life
               ----                                  -------------------------------

Robert H. Benmosche                  Chairman of the Board, President and Chief Executive Officer

Gerald Clark                         Vice-Chairman of the Board and Chief Investment Officer

Stewart C. Nagler                    Vice-Chairman of the Board and Chief Financial Officer

Gary A. Beller                       Senior Executive Vice-President and General Counsel

James H. Benson                      President, Individual Business, Chief Executive Officer and
                                     President, New England Life Insurance Company
C. Robert Hendrickson                Senior Executive Vice-President
Richard A. Liddy                     Senior Executive Vice-President
Catherine A. Rein                    Senior Executor Vice-President; President and Chief Executive
                                     Officer of Metropolitan Property and Casualty Insurance Company
William J. Toppeta                   Senior Executive Vice-President
John H. Tweedie                      Senior Executive Vice-President
Lisa Weber                           Senior Vice-President
Judy E. Weiss                        Executive Vice-President and Chief Actuary
Virginia M. Wilson                   Senior Vice President and Controller

The principle occupation of each officer, except the following officers during the last five years has been as an officer of Metropolitan Life Insurance Company or an affiliate thereof. Gary A. Beller has been an officer of Metropolitan Life Insurance Company since November, 1994; prior thereto, he was a Consultant and Executive Vice-President and General Counsel of the American Express Company. Robert H. Benmosche has been an officer of Metropolitan Life Insurance Company since September, 1995; prior thereto, he was an Executive Vice-President of Paine Webber. Lisa Weber has been an officer of Metropolitan Life since March 16, 1998; prior thereto she was a Director of Diversity Strategy and Development and an Associate Director of Human Resources of PaineWebber. Virginia M. Wilson joined MetLife in 1999; prior thereto, she was a Senior Vice President and Controller of Transamerica Life Companies and an Audit Partner with Deloitte & Touche. Richard A. Liddy is Senior Executive Vice President of General American, a subsidiary of MetLife. The business address of each officer is One Madison Avenue, New York, New York 10010.

                                     III-7

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT.

     The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance
Company:

                                     III-8

           ORGANIZATIONAL STRUCTURE OF METROPOLITAN AND SUBSIDIARIES
                             AS OF APRIL 3, 2000


The following is a list of subsidiaries of Metropolitan Life Insurance Company ("Metropolitan"). It is expected that Metropolitan will become a wholly-owned subsidiary of MetLife, Inc. on or about April 7, 2000. MetLife, Inc. will become a publicly-traded company at that time. Those entities which are listed at the left margin (labelled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Tower Corp. (Delaware)

     1.   Metropolitan Property and Casualty Insurance Company (Rhode Island)

          a. Metropolitan Group Property and Casualty Insurance Company (Rhode Island)

               i.   Metropolitan Reinsurance Company (U.K.) Limited (Great
                    Britain)

          b.   Metropolitan Casualty Insurance Company (Rhode Island)
          c.   Metropolitan General Insurance Company (Rhode Island)
          d.   Metropolitan Direct Property and Casualty Insurance Company
               (Georgia)
          e.   Metropolitan P&C Insurance Services, Inc. (California)
          f.   Metropolitan Lloyds, Inc. (Texas)
          g.   Met P&C Managing General Agency, Inc. (Texas)

          h.   Economy Fire & Casualty Company
          i.   Economy Preferred Insurance Company
          j.   Economy Premier Assurance Company

     2.   Metropolitan Insurance and Annuity Company (Delaware)

          a.   MetLife Europe I, Inc. (Delaware)
          b.   MetLife Europe II, Inc. (Delaware)
          c.   MetLife Europe III, Inc. (Delaware)
          d.   MetLife Europe IV, Inc. (Delaware)
          e.   MetLife Europe V, Inc. (Delaware)

     3.   MetLife General Insurance Agency, Inc. (Delaware)

          a.   MetLife General Insurance Agency of Alabama, Inc. (Alabama)
          b.   MetLife General Insurance Agency of Kentucky, Inc. (Kentucky)
          c.   MetLife General Insurance Agency of Mississippi, Inc.
               (Mississippi)
          d.   MetLife General Insurance Agency of Texas, Inc. (Texas)
          e. MetLife General Insurance Agency of North Carolina, Inc. (North Carolina)
          f. MetLife General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     4.   Metropolitan Asset Management Corporation (Delaware)

                    (a.) MetLife Capital, Limited Partnership (Delaware).
                         Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan (90%) and Metropolitan Asset Management Corporation (10%).

                         (i.) MetLife Capital Credit L.P. (Delaware).
                              Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan (90%) and Metropolitan Asset Management Corporation (10%).

                                 (1) MetLife Capital CFLI Holdings, LLC (DE)

                                       (a.) MetLife Capital CFLI Leasing, LLC
                                           (DE)

           b.  MetLife Financial Acceptance Corporation (Delaware).
               MetLife Capital Holdings, Inc. holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the common stock of MetLife Financial Acceptance Corporation.

           c. MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

           d. MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.


           e. MetLife Investment, S.A. 23rd Street Investment, Inc. holds one share of MetLife Investments Limited and MetLife Investments,
       S.A.


     5.   SSRM Holdings, Inc. (Delaware)

           a. State Street Research & Management Company (Delaware). Is a sub-investment manager for the Growth, Income, Diversified and Aggressive Growth Portfolios of Metropolitan Series Fund, Inc.

               i.   State Street Research Investment Services, Inc.
                    (Massachusetts)

           b.   SSR Realty Advisors, Inc. (Delaware)

               i.   Metric Management Inc. (Delaware)
               ii.  Metric Property Management, Inc. (Delaware)

                    (1) Metric Realty (Delaware). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

                    (2) Metric Colorado, Inc. (Colorado). Metric Property Management, Inc. holds 80% of the common stock of Metric Colorado, Inc.

               iii. Metric Capital Corporation (California)
               iv.  Metric Assignor, Inc. (California)
               v.   SSR AV, Inc. (Delaware)

     6.   MetLife Holdings, Inc. (Delaware)

          a.   MetLife Funding, Inc. (Delaware)
          b.   MetLife Credit Corp. (Delaware)

     7.   Metropolitan Tower Realty Company, Inc. (Delaware)

     8.   Security First Group, Inc. (DE)

          a.   Security First Life Insurance Company (DE)
          b.   Security First Insurance Agency, Inc. (MA)
          c.   Security First Insurance Agency, Inc. (NV)
          d.   Security First Group of Ohio, Inc. (OH)
          e.   Security First Financial, Inc. (DE)
          f.   Security First Investment Management Corporation (DE)
          g.   Security First Financial Agency, Inc. (TX)

      9.  Natiloportem Holdings, Inc. (Delaware)

          a. Services Administrativos Gen, S.A. de CV One Share of Servicos Administrativos Gen. S.A. de C.V. is held by a nominee of Natiloportem Holdings, Inc.

B.   Metropolitan Tower Life Insurance Company (Delaware)

C.   MetLife Security Insurance Company of Louisiana (Louisiana)

D.   MetLife Texas Holdings, Inc. (Delaware)

     1.   Texas Life Insurance Company (Texas)

          a.   Texas Life Agency Services, Inc. (Texas)

          b.   Texas Life Agency Services of Kansas, Inc. (Kansas)

E.   MetLife Securities, Inc. (Delaware)

F.   23rd Street Investments, Inc. (Delaware)

G. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1.   Seguros Genesis, S.A. (Spain)
     2. Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

I.   MetLife Saengmyoung Insurance Company Ltd. (Korea).

J.   Metropolitan Life Seguros de Vida S.A. (Argentina)

K.   Metropolitan Life Seguros de Retiro S.A. (Argentina).

L.   Met Life Holdings Luxembourg (Luxembourg)

M.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

N.   MetLife International Holdings, Inc. (Delaware)

O.   Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

P.   Metropolitan Marine Way Investments Limited (Canada)

Q. P.T. MetLife Sejahtera (Indonesia) Shares of P.T. MetLife Sejahtera are held by Metropolitan (80%) and by an entity (20%) unaffiliated with Metropolitan.

R. Seguros Genesis S.A. (Mexico) Metropolitan holds 85.49%, Metropolitan Tower Corp. holds 7.31% and Metropolitan Asset Management Corporation holds 7.20% of the common stock of Seguros Genesis S.A.

S. Metropolitan Life Seguros de Vida S.A. (Uruguay). One share of Metropolitan Life Seguros de Vida S.A. is held by Alejandro Miller Artola, a nominee of Metropolitan Life Insurance Company.

T.   Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)

U.   MetLife (India) Ltd.

V.   Hyatt Legal Plans, Inc. (Delaware)

     1. Hyatt Legal Plans of Florida, Inc. (Fl)

W. One Madison Merchandising L.L.C. (Connecticut) Ownership of membership interests in One Madison Merchandising L.L.C. is as follows: Metropolitan owns 99% and Metropolitan Tower Corp. owns 1%.

X.   Metropolitan Realty Management, Inc. (Delaware)

     1.   Edison Supply and Distribution, Inc. (Delaware)
     2.   Cross & Brown Company (New York)

          a.   CBNJ, Inc. (New Jersey)

Y.   MetPark Funding, Inc. (Delaware)

Z.   Transmountain Land & Livestock Company (Montana)

AA.  Farmers National Company (Nebraska)

     1.   Farmers National Commodities, Inc. (Nebraska)

A.B.  MetLife Trust Company, National Association. (United States)
A.C.  Benefit Services Corporation (Georgia)
A.D.  G.A. Holding Corporation (MA)
A.E.  MetLife, Inc.
A.F.  CRH., Co, Inc. (MA)
A.G.  334 Madison Euro Investments, Inc.
A.H. Park Twenty Three Investments Company 1% Voting Control of Park Twenty Three Investment Company is held by St. James Fleet Investments Two Limited
      a. Convent Stution Euro Investments Four Company 1% voting control of Convert Stution Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.
A.I.  L/C Development Corporation (CA)
A.J. One Madison Investments (Cayco) Limited 1% Voting Control of One Madison Investment (Cayco) Limited is held by Convent Station Euro Investments Four Company.
A.K.  New England Portfolio Advisors, Inc. (MA)
A.L. CRB Co., Inc. (MA) AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.
A.M.  New England Life Mortgage Funding Corporation (MA)
A.N. Mercadian Capital L.P. (DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian Capital L.P.
A.O. Mercadian Funding L.P. (DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian
      Funding L.P.
A.P.  St. James Fleet Investments two Limited.

A.Q.  MetLife New England Holdings, Inc. (DE)
      1. Fulcrum Financial Advisors, Inc. (MA)
      2. New England Life Insurance Company (MA)
         a. New England Life Holdings, Inc. (DE)
            i.   New England Securities Corporation (MA)
                 (1) Hereford Insurance Agency, Inc. (MA)
                 (2) Hereford Insurance Agency of Alabama, Inc. (AL)
                 (3) Hereford Insurance Agency of Minnesota, Inc. (MN)
                 (4) Hereford Insurance Agency of Ohio, Inc. (OH)
                 (5) Hereford Insurance Agency of New Mexico, Inc. (NM)
                 (6) Hereford Insurance Agency of Wyoming, Inc.
                 (7) Hereford Insurance Agency of Oklahoma, Inc.

            ii.  TNE Information Services, Inc. (MA)
                 (1) First Connect Insurance Network, Inc. (DE)
                 (2) Interative Financial Solutions, Inc. (MA)
            iii. N.L. Holding  Corp. (Del)(NY)
                 (1) Nathan & Lewis Securities, Inc. (NY)
                 (2) Nathan & Lewis Associates, Inc. (NY)
                       (a) Nathan and Lewis Insurance Agency of Massachusetts,
                             Inc. (MA)
                       (b) Nathan and Lewis Associates of Texas, Inc. (TX)
                 (3) Nathan & Lewis Associates--Arizona, Inc. (AZ)
                 (4) Nathan & Lewis of Nevada, Inc. (NV)
                 (5) Nathan and Lewis Associates Ohio, Incorporated (OH)

            iv.  New England Securities Corporation
             v.  New England Investment Management Inc.


         b. Exeter Reassurance Company, Ltd. (MA)
         c. Omega Reinsurance Corporation (AZ)
         d. New England Pension and Annuity Company (DE)
         e. Newbury Insurance Company, Limited (Bermuda)

A.R.   General American Life
       1.    General American Life Insurance Company
     a.    GenAm Benefits Life Insurance Company
     b.    Paragon Life Insurance Company
             c.    Security Equity Life Insurance Company
             d.    Cova Corporation
                   i.    Cova Financial Services Life Insurance Company
         (1)    Cova Financial Life Insurance Company
                         (2)    First Cova Life Insurance Company
                   ii.   Cova Investment Advisory Corporation
                         (1)    Cova Investment Advisory Corporation
                 (2)    Cova Investment Allocution Corporation
                         (3)    Cova Life Sales Company
                (4)    Cova Life Administration Services Company
             e.    General Life Insurance Company
                   i.    General Life Insurance Company of America
             f.    Equity Intermediary Company
                   i.    Reinsurance Group of America, Incorporated
       1.    Reinsurance Company of Missouri Incorporated
             a.    RGA Reinsurance Company
             b.    Fairfield Management Group, Inc.
                   i.    Reinsurance Partners, Inc.
                   ii.   Great Rivers Reinsurance Management, Inc.
                   iii.  RGA (U.K.) Underwriting Agency Limited
       2.    Triad Re, Ltd
       3.    RGA Americas Reinsurance Company, Ltd.
       4.    RGA Reinsurance Company (Barbados) Ltd.
             (a)   RGA/Swiss Financial Group, L.L.C.
       5.    RGA International Ltd.
             (a)   RGA Financial Products Limited
             (b)   RGA Canada Management Company, Ltd.
                   (i)   RGA Life Reinsurance Company of Canada
       6.    Benefit Resource Life Insurance Company (Bermuda) Ltd.
       7.    RGA Holdings Limited
             (a)   RGA Managing Agency Limited
             (b)   RGA Capital Limited
       8.    RGA South African Holdings (Pty) Ltd.
             (a)   RGA Reinsurance Company of South Africa Limited
       9.    RGA Australian Holdings Pty Limited
             (a)   RGA Reinsurance Company of Australia Limited
       10.   General American Argentina Seguros
       11.   RGA Argentina, S.A.
       12.   RGA Sudamerica, S.A.
             (a)   RGA Reinsurance
             (b)   BHIF American Seguros de Vida, S.A.

       g.    GenAm Holding Company
             i.    NaviSys Incorporated
             ii.   NaviSys Illustration Solutions, Inc.
             iii.  NaviSys Asia Pacifica Limited
             iv.   NaviSys de Mexico S.A. de C.V.
                   99% of the shares of NaviSys de Mexico S.A. de C.V. are held by NaviSys Incorporated and 1% is held by General American Life Insurance Company.
             v.    NaviSys Enterprise Solutions, Inc.
             vi.   Red Oak Realty Company
             vii.  White Oak Royalty Company
             viii. GenMark Incorporated
                   (a)   Stan Mintz Associates, Inc.
                   (b)   GenMark Insurance Agency of Alabama, Inc.
                   (c)   GenMark Insurance Agency of Massachusetts, Inc.
                   (d)   GenMark Insurance Agency of Ohio, Inc.
                   (e)   GenMark Insurance Agency of Texas, Inc.
             ix.   Conning Corporation
                   (a)   Conning, Inc.
                         (i)    Conning & Company
                   (1)   Conning Asset Management Company

       2.    Collaborative Strategies, Inc.
       3.    Virtual Finances.Com, Inc.
       4.    Missouri Reinsurance (Barbados) Inc.
       5.    GenAmerican Capital I
       6.    GenAmerican Management
       7.    Walnut Street Securities, Inc.
             a.    WSS Insurance Agency of Alabama, Inc.
             b.    WSS Insurance Agency of Massachusetts, Inc.
             c.    WSS Insurance Agency of Ohio, Inc.
             d.    WSS Insurance Agency of Texas, Inc.
             e.    Walnut Street Advisers, Inc.

      3. Nvest Corporation (MA)
         a. Nvest, L.P. (DE) Nvest Corporation holds a 1.69% general partnership interest and MetLife New England Holdings, Inc. 3.19% general partnership interest in Nvest, L.P.
         b. Nvest Companies, L.P. (DE) Nvest Corporation holds a 0.0002% general partnerhship interest in Nvest Companies, L.P. Nvest, L.P. holds a 14.64% general partnership interest in Nvest Companies, L.P. Metropolitan holds a 46.23% limited partnership interest in Nvest Companies, L.P.
               i. Nvest Holdings, Inc. (DE)
           (1)     Back Bay Advisors, Inc. (MA)
               (a) Back Bay Advisors, L.P. (DE)
                   Back Bay Advisors, Inc.
                   holds a 1% general partner
                   interest and NEIC
                   Holdings, Inc. holds a 99%
                   limited partner interest
                   in Back Bay Advisors, L.P.
           (2)     R & T Asset Management, Inc. (MA)
               (a) Reich & Tang Distributors, Inc. (DE)
               (b) Reich & Tang Asset Management
                   R & T Asset Management, Inc.
                   holds a 0.5% general partner interest and
                   NEIC Holdings, Inc. hold a 99.5% limited
                   partner interest in       &
                   Asset Management, L.P.
               (c) Reich & Tang Services, Inc. (DE)

           (3)     Loomis, Sayles & Company, Inc. (MA)
               (a) Loomis Sayles & Company, L.P. (DE)
                   Loomis Sayles & Company, Inc.
                   holds a 1% general partner interest and
                   R & T Asset Management, Inc. holds a 99% limited partner interest in Loomis Sayles &
                   Company, L.P.
           (4)     Westpeak Investment Advisors, Inc. (MA)
               (a) Westpeak Investment Advisors, L.P. (DE)
                   Westpeak Investment Advisors, Inc.
                   holds a 1% general partner interest and
                   Reich & Tang holds a 99% limited
                   partner interest in Westpeak Investment
                   Advisors, L.P.
                               (i) Westpeak Investment Advisors Australia
                                   Limited Pty.
           (5)     Vaughan, Nelson Scarborough & McCullough (DE)
               (a) Vaughan, Nelson Scarborough & McCullough, L.P. (DE)
                   VNSM, Inc. holds a 1% general partner interest and Reich & Tang Asset Management, Inc. holds a 99% limited partner interest in Vaughan, Nelson
                   Scarborough & McCullough, L.P.

                               (i)  VNSM Trust Company

           (6)     MC Management, Inc. (MA)
               (a) MC Management, L.P. (DE)
                   MC Management, Inc. holds a 1% general partner interest and R & T Asset Management, Inc.
                   holds a 99% limited partner interest in MC
                   Management, L.P.
           (7)     Harris Associates, Inc. (DE)
               (a) Harris Associates Securities L.P. (DE)
                   Harris Associates, Inc. holds a 1% general partner interest and Harris Associates L.P. holds a 99% limited partner interest in Harris Associates
                   Securities, L.P.
               (b) Harris Associates L.P. (DE)
                   Harris Associates, Inc. holds a 0.33% general partner interest and NEIC Operating Partnership, L.P. holds a 99.67% limited partner interest in Harris Associates L.P.
                              (i)  Harris Partners, Inc. (DE)
                              (ii) Harris Partners L.L.C. (DE)
                                   Harris Partners, Inc. holds a 1%
                                   membership interest and
                                   Harris Associates L.P. holds a 99%
                                   membership interest in Harris Partners L.L.C.
                                  (1) Aurora Limited Partnership (DE)
                                      Harris Partners L.L.C. holds a 1% general partner interest

                                  (2) Perseus Partners L.P. (DE) Harris Partners
                                      L.L.C. holds a 1% general partner interest

                                  (3) Pleiades Partners L.P. (DE) Harris
                                      Partners L.L.C. holds a 1% general partner interest

                                  (4) Stellar Partners L.P. (DE)
                                      Harris Partners L.L.C. holds a 1% general partner interest

                                  (5) SPA Partners L.P. (DE) Harris Partners
                                      L.L.C. holds a 1% general partner interest
           (8)     Graystone Partners, Inc. (MA)
               (a) Graystone Partners, L.P. (DE)
                   Graystone Partners, Inc. holds a 1%
                   general partner interest and New England
                   NEIC Operating Partnership, L.P.
                   holds a 99% limited partner interest in
                   Graystone Partners, L.P.

           (9)     NEF Corporation (MA)
               (a) New England Funds, L.P. (DE) NEF Corporation holds a
                   1% general partner interest and NEIC Operating
                   Partnership, L.P. holds a 99% limited
                   partner interest in New England Funds, L.P.
               (b) New England Funds Management, L.P. (DE) NEF
                   Corporation holds a 1% general partner interest and NEIC Operating Partnership, L.P. holds a 99% limited partner interest in New England Funds
                   Management, L.P.
          (10)     New England Funds Service Corporation
          (11)     AEW Capital Management, Inc. (DE)
               (a) AEW Securities, L.P. (DE) AEW Capital Management, Inc. holds a 1% general partnership and AEW Capital Management, L.P. holds a 99% limited partnership interest in AEW Securities, L.P.
     ii.     Nvest Associates, Inc.
    iii.     Snyder Capital Management, Inc.
         (1) Snyder Capital Management, L.P. NEIC Operating
             Partnership holds a 99.5% limited partnership interest and Snyder Capital Management Inc. holds a 0.5% general partnership interest.
     iv.     Jurika & Voyles, Inc.
         (1) Jurika & Voyles, L.P NEIC Operating Partnership,
             L.P. holds a 99% limited partnership interest and Jurika & Voyles, Inc. holds a 1% general partnership interest.
      v.     Capital Growth Management, L.P. (DE)
             NEIC Operating Partnership, L.P. holds a 50% limited partner interest in Capital Growth Management, L.P.
     vi.     Nvest Partnerships, LLC ( )

    vii.     AEW Capital Management L.P. (DE)
             New England Investment Companies, L.P. holds a 99% limited partner interest and AEW Capital Management, Inc. holds a 1% general partner interest in AEW Capital Management, L.P.
             (1) AEW II Corporation (  )
             (2) AEW Partners III, Inc. (   )
             (3) AEW TSF, Inc. (   )
             (4) AEW Exchange Management, LLC
             (5) AEWPN, LLC (   )
     (6) AEW Investment Group, Inc. (MA)
         (a) Copley Public Partnership Holding, L.P. (MA)
             AEW Investment Group, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in Copley Public Partnership
             Holding, L.P.
         (b) AEW Management and Advisors L.P. (MA)
             AEW Investment Group, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in AEW Management and Advisors L.P.
            ii. AEW Real Estate Advisors, Inc. (MA)
                1.     AEW Advisors, Inc. (MA)
                2.     Copley Properties Company, Inc. (MA)
                3.     Copley Properties Company II, Inc. (MA)
                4.     Copley Properties Company III, Inc. (MA)
                5.     Fourth Copley Corp. (MA)
                6.     Fifth Copley Corp. (MA)
                7.     Sixth Copley Corp. (MA)
                8.     Seventh Copley Corp. (MA).
                9.     Eighth Copley Corp. (MA).
               10.     First Income Corp. (MA).
               11.     Second Income Corp. (MA).
               12.     Third Income Corp. (MA).
               13.     Fourth Income Corp. (MA).
               14.     Third Singleton Corp. (MA).
               15.     Fourth Singleton Corp. (MA)
               16.     Fifth Singleton Corp. (MA)
               17.     Sixth Singleton Corp. (MA).
               18.     BCOP Associates L.P. (MA)
                       AEW Real Estate Advisors, Inc. holds a 1% general partner interest in BCOP Associates L.P.
            ii. CREA Western Investors I, Inc. (MA)
                1. CREA Western Investors I, L.P. (DE)
                   CREA Western Investors I, Inc. holds a 24.28% general partnership interest and Copley Public Partnership Holding, L.P. holds a 57.62% limited partnership interest in CREA Western Investors I, L.P.
           iii. CREA Investors Santa Fe Springs, Inc. (MA)

     (7) Copley Public Partnership Holding, L.P. (DE)
         AEW Capital Management, L.P. holds a 75% limited partner interest and AEW Investment Group, Inc. holds a 25% general partner interest and CREA Western Investors I, L.P holds a 57.62% Limited Partnership interest.

     (8) AEW Real Estate Advisors, Limited Partnership (MA)
         AEW Real Estate Advisors, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in AEW Real Estate Advisors, Limited Partnership.
     (9) AEW Hotel Investment Corporation (MA)
        (a.) AEW Hotel Investment, Limited Partnership (MA)
             AEW Hotel Investment Corporation holds a 1% general partnership interest and AEW Capital Management, L.P. holds a 99% limited partnership interest in AEW Hotel Investment, Limited Partnership.
    (10) Aldrich Eastman Global Investment Strategies, LLC (DE)
         AEW Capital Management, L.P. holds a 25% membership interest and an unaffiliated third party holds a 75% membership interest in Aldrich Eastman Global Investment Strategies, LLC.

A.R.   General American Life
       1.    General American Life Insurance Company
     a.    GenAm Benefits Life Insurance Company
     b.    Paragon Life Insurance Company
             c.    Security Equity Life Insurance Company
             d.    Cova Corporation
                   i.    Cova Financial Services Life Insurance Company
         (1)    Cova Financial Life Insurance Company
                         (2)    First Cova Life Insurance Company
                   ii.   Cova Investment Advisory Corporation
                         (1)    Cova Investment Advisory Corporation
                 (2)    Cova Investment Allocution Corporation
                         (3)    Cova Life Sales Company
                (4)    Cova Life Administration Services Company
             e.    General Life Insurance Company
                   i.    General Life Insurance Company of America
             f.    Equity Intermediary Company
                   i.    Reinsurance Group of America, Incorporated
       1.    Reinsurance Company of Missouri Incorporated
             a.    RGA Reinsurance Company
             b.    Fairfield Management Group, Inc.
                   i.    Reinsurance Partners, Inc.
                   ii.   Great Rivers Reinsurance Management, Inc.
                   iii.  RGA (U.K.) Underwriting Agency Limited
       2.    Triad Re, Ltd
       3.    RGA Americas Reinsurance Company, Ltd.
       4.    RGA Reinsurance Company (Barbados) Ltd.
             (a)   RGA/Swiss Financial Group, L.L.C.
       5.    RGA International Ltd.
             (a)   RGA Financial Products Limited
             (b)   RGA Canada Management Company, Ltd.
                   (i)   RGA Life Reinsurance Company of Canada
       6.    Benefit Resource Life Insurance Company (Bermuda) Ltd.
       7.    RGA Holdings Limited
             (a)   RGA Managing Agency Limited
             (b)   RGA Capital Limited
       8.    RGA South African Holdings (Pty) Ltd.
             (a)   RGA Reinsurance Company of South Africa Limited
       9.    RGA Australian Holdings Pty Limited
             (a)   RGA Reinsurance Company of Australia Limited
       10.   General American Argentina Seguros
       11.   RGA Argentina, S.A.
       12.   RGA Sudamerica, S.A.
             (a)   RGA Reinsurance
             (b)   BHIF American Seguros de Vida, S.A.

       g.    GenAm Holding Company
             i.    NaviSys Incorporated
             ii.   NaviSys Illustration Solutions, Inc.
             iii.  NaviSys Asia Pacifica Limited
             iv.   NaviSys de Mexico S.A. de C.V.
                   99% of the shares of NaviSys de Mexico S.A. de C.V. are held by NaviSys Incorporated and 1% is held by General American Life Insurance Company.
             v.    NaviSys Enterprise Solutions, Inc.
             vi.   Red Oak Realty Company
             vii.  White Oak Royalty Company
             viii. GenMark Incorporated
                   (a)   Stan Mintz Associates, Inc.
                   (b)   GenMark Insurance Agency of Alabama, Inc.
                   (c)   GenMark Insurance Agency of Massachusetts, Inc.
                   (d)   GenMark Insurance Agency of Ohio, Inc.
                   (e)   GenMark Insurance Agency of Texas, Inc.
             ix.   Conning Corporation
                   (a)   Conning, Inc.
                         (i)    Conning & Company
                   (1)   Conning Asset Management Company

       2.    Collaborative Strategies, Inc.
       3.    Virtual Finances.Com, Inc.
       4.    Missouri Reinsurance (Barbados) Inc.
       5.    GenAmerican Capital I
       6.    GenAmerican Management
       7.    Walnut Street Securities, Inc.
             a.    WSS Insurance Agency of Alabama, Inc.
             b.    WSS Insurance Agency of Massachusetts, Inc.
             c.    WSS Insurance Agency of Ohio, Inc.
             d.    WSS Insurance Agency of Texas, Inc.
             e.    Walnut Street Advisers, Inc.

In addition to the entities listed above, Metropolitan (or where indicated an affiliate) also owns an interest in the following entities, among others:

1) CP&S Communications, Inc., a New York corporation, holds federal radio communications licenses for equipment used in Metropolitan owned facilities and airplanes. It is not engaged in any business.

2) Quadreal Corp., a New York corporation, is the fee holder of a parcel of real property subject to a 999 year prepaid lease. It is wholly owned by Metropolitan, having been acquired by a wholly owned subsidiary of Metropolitan in 1973 in connection with a real estate investment and transferred to Metropolitan in 1988.

3) Met Life International Real Estate Equity Shares, Inc., a Delaware corporation, is a real estate investment trust. Metropolitan owns approximately 18.4% of the outstanding common stock of this company and has the right to designate 2 of the 5 members of its Board of Directors.

4) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

5) Metropolitan owns, via its subsidiary, AFORE Genesis Metropolitan S.A. de C.V., approximately 61.7% of SIEFORE Genesis S.A. de C.V., a mutual fund.

6) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

7) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company ("MET P&C"), serves as the attorney-in-fact and manages the association.

8) Metropolitan directly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. Holding Corp. (DEL), an indirect wholly owned subsidiary of Metropolitan.

9)  100% of the capital stock of Hereford Insurance Agency of Oklahoma, Inc.
(OK) is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

10) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. (TX) is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

11) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various's ownership interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following company: Coating Technologies International, Inc.

NOTE: THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTHOLDERS

As of March 31, 2000, there were 21,616 owners of tax-qualified Contracts and 11,876 owners of non-qualified contracts.

ITEM 28. INDEMNIFICATION

Metropolitan Life Insurance Company has secured a Financial Institutions Bond in the amount of $50,000,000 subject to a $5,000,000 deductible. Metropolitan maintains a directors' and officers' liability policy with a maximum coverage of $300 million under which Metropolitan and New England Securities Corporation, the Registrant's underwriter (the "Underwriter") as well as certain other subsidiaries of Metropolitan are covered. A provision in Metropolitan's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan Life Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person or Metropolitan Life Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) New England Securities Corporation also serves as principal underwriter for:

          New England Zenith Fund
          New England Variable Annuity Fund I
          New England Life Retirement Investment Account
          New England Variable Life Separate Account
          New England Variable Annuity Separate Account

     (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:

                                     III-9

             Name                    Positions and Offices with          Positions and Offices with
                                       Principal Underwriter                     Registrant

Thomas W. McConnell*            Chairman of the Board, Director,                    None
                                President and CEO
Bradley W. Anderson*            Vice President                                      None
Steven J. Brash***              Assistant Treasurer                                 None
Mary M. Diggins**               Vice President, General Counsel,                    None
                                Secretary and Clerk
Thom A. Faria**                 Director                                            None
Mark A. Greco*                  Vice President and Chief Operating                  None
                                Officer
Gregory M. Harrison***          Assistant Treasurer                                 None
Laura A. Hutner*                Vice President                                      None
Mitchell A. Karman**            Vice President                                      None
Rebecca Kovatch*                Vice President                                      None
Joanne Logue**                  Vice President                                      None
Genevieve Martin*               Vice President                                      None
John Peruzzi**                  Assistant Vice President and                        None
                                Controller

Robert F. Regan**               Vice President                                      None
Jonathan M. Rozek*              Vice President                                      None
Andrea M. Ruesch*               Vice President                                      None
Michael E. Toland*              Vice President, Chief Compliance                    None
                                Officer, Chief Financial Officer,
                                Treasurer, Assistant Secretary and
                                Assistant Clerk
H. James Wilson**               Director                                            None

Principal Business Address:     *399 Boylston Street, Boston, MA 02116
                                **501 Boylston Street, Boston, MA 02116
                                ***MetLife - One Madison Avenue, New York, NY

(c)

        (1)                              (2)                     (3)                  (4)                  (5)

                        Net Underwriting          Compensation
 Name of Principal        Discounts and           Redemption or           Brokerage          Other
 Underwriter               Commissions            Annuitization          Commissions     Compensation
 -----------------     -----------------          -------------          -----------     ------------

 New England
   Securities            $2,240,122.51                  0                     0                0
   Corporation


Commissions are paid by the Company directly to agents who are registered representatives of the Principal Underwriter or to broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Contracts.

                                    III-10

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a)  Registrant

     (b)  New England Life Insurance Company
          501 Boylston Street Boston,
          Massachusetts 02116

     (c)  State Street Bank and Trust Company
          225 Franklin Street
          Boston, Massachusetts 02110

     (d)  New England Securities Corporation
          399 Boylston Street
          Boston, Massachusetts 02116

ITEM 31. MANAGEMENT SERVICES

     Not  applicable

ITEM 32. UNDERTAKINGS

Registrant hereby makes the following undertakings:

(1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

(4) To offer Contracts to participants in the Texas Optional Retirement Program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

                                    III-11

(5) To comply with and rely upon the Securities and Exchange Commission No-Action Letter to the American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

     Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Contracts.

                                    III-12

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The New England Variable Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 26th day of April, 2000.


                                        THE NEW ENGLAND VARIABLE ACCOUNT


                                        BY:  METROPOLITAN LIFE INSURANCE COMPANY



                                        BY: /s/  GARY A.  BELLER, ESQ.
                                        ------------------------------

                                               GARY A. BELLER, ESQ.
                                               SENIOR EXECUTIVE VICE PRESIDENT
                                               AND GENERAL COUNSEL



Attest:    /s/ Cheryl D. Martino
           ---------------------
           Cheryl D. Martino
           Assistant Secretary

                                    III-13

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, Metropolitan Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 26th day of April, 2000.

                                        METROPOLITAN LIFE INSURANCE COMPANY



                                        BY:    /s/ GARY A. BELLER, ESQ.
                                               ------------------------

                                               GARY A. BELLER, ESQ.
                                               SENIOR EXECUTIVE VICE PRESIDENT
                                               AND GENERAL COUNSEL



Attest:    /s/ Cheryl D. Martino
           ---------------------
           Cheryl D. Martino
           Assistant Secretary


     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons, in the capacities indicated, on the dates indicated.

                 SIGNATURE                                   Title                        Date
                 ---------                                   -----                        ----
                                              Chairman of the Board, President and
        *                                           Chief Executive Officer          April 26, 2000
-------------------------------------------
   ROBERT H. BENMOSCHE
                                                 Vice-Chairman of the Board and
        *                                      Chief Financial Officer (Principal    April 26, 2000
-------------------------------------------            Financial Officer)
   STEWART G. NAGLER

                                               Senior Vice President and Controller
        *                                        (Principal Accounting Officer)      April 26, 2000
-------------------------------------------
   VIRGINIA M. WILSON

        *                                                   Director                 April 26, 2000
-------------------------------------------
   CURTIS H. BARNETTE

                                    III-14

                 SIGNATURE                                   Title                        Date
                 ---------                                   -----                        ----
                                              Vice Chairman of the Board and Chief
        *                                              Investment Officer            April 26, 2000
-------------------------------------------
   GERALD CLARK


        *                                                   Director                 April 26, 2000
-------------------------------------------
   JOAN GANZ COONEY


        *                                                   Director                 April 26, 2000
-------------------------------------------
   BURTON A. DOLE, JR.

        *                                                   Director                 April 26, 2000
-------------------------------------------
   JAMES R. HOUGHTON

        *                                                   Director                 April 26, 2000
-------------------------------------------
   HARRY P. KAMEN

        *                                                   Director                 April 26, 2000
-------------------------------------------
   HELENE L. KAPLAN

        *                                                   Director                 April 26, 2000
-------------------------------------------
   CHARLES H. LEIGHTON

        *                                                   Director                 April 26, 2000
-------------------------------------------
   ALLEN E. MURRAY

        *                                                   Director                 April 26, 2000
-------------------------------------------
   JOHN J. PHELAN, JR.

        *                                                   Director                 April 26, 2000
-------------------------------------------
   HUGH B. PRICE

                                    III-15

                 SIGNATURE                                   Title                        Date
                 ---------                                   -----                        ----


*                                                           Director                 April 26, 2000
-------------------------------------------
RUTH J. SIMMONS, Ph.D.

                                                            Director                 April 26, 2000
-------------------------------------------
WILLIAM C. STEERE, JR.

                                                                                     April 26, 2000
  /s/  CHRISTOPHER P. NICHOLAS
-------------------------------------------
CHRISTOPHER P. NICHOLAS, ESQ.
ATTORNEY-IN-FACT



* Executed by Christopher P. Nicholas, Esq. on behalf of those indicated pursuant to Powers of Attorney filed with the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996 except for Gerald Clark, Burton A. Dole and Charles M. Leighton whose powers of attorney were filed with Post-Effective Amendment No. 1 to the Registration Statement (File No. 333-11131) on April 30, 1997 and Robert H. Benmosche and Stewart G. Nagler whose powers of attorney were filed with Post-Effective Amendment No. 23 to the Registration Statement of Metropolitan Life Separate Account E (File No. 2-90380) filed April 3, 1998. Power of Attorney for Virginia M. Wilson is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registration Statement of Metropolitan Life Separate Account (File No. 333-80547) filed November 1, 1999.



u:\zava-va-2000.doc
485(b) Filing
April 25, 2000

                                    III-16

                                 EXHIBIT INDEX
                                 -------------

(1) (i) Resolutions of Board of Directors of New England Mutual Life Insurance Company authorizing the Registrant are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

    (ii) Resolutions of the Depositor adopting the Registrant as a separate account are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

(2) None

(3) (i) Distribution Agreement is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

    (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

(4) (i) Form of New England Mutual Life Insurance Company Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

    (ii) Form of New England Mutual Life Insurance Company Contract Loan Endorsement_is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

    (iii) Forms of New England Mutual Life Insurance Company Endorsements, (Death of Owner, Individual Retirement Annuity, and Sample of Benefits for Disability of Annuitant) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

    (iv) Forms of Metropolitan Life Insurance Company Endorsements (New Contract Loan, Spousal/Beneficiary Continuation) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

    (v) Form of Metropolitan Life Insurance Company Endorsement to New England Mutual Life Insurance Company Variable Annuity Contract (See (4)(i) above) is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

    (vi) Metropolitan Life Insurance Company Variable Annuity Contract and Application are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

    (vii) Forms of Metropolitan Life Insurance Company Endorsements (Fixed Account, Contract Loans, Tax-Sheltered Annuity, Periodic Reports and Postponement of Surrender) are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

    (viii) Forms of New England Mutual Life Insurance Company Endorsements (Contract Loans, Fixed Account, Tax-Sheltered Annuity and Rider Benefits of Disability of Annuitant and Modification of Variable Life Income Section and New York Endorsement) is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

    (ix) Form of Metropolitan Life Insurance Company Endorsement (Roth Individual Retirement Annuity) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

    (x) Forms of Endorsements (Fixed Account and Postponement of Fixed Account Values) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 26, 1999.

    (xi)  Forms of Endorsements (TSA)

(5) (i) New England Mutual Life Insurance Company Application is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

    (ii) For Metropolitan Life Insurance Company Application see (4)(vi) above.

(6) (i) Charter and By-Laws of Metropolitan Life Insurance Company are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

    (ii) By-Laws Amendment is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

    (iii) Amended and Restated Charter and By-Laws of Metropolitan Life Insurance Company.

(7) None

(8) (i) Administrative Services Agreement is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

    (ii) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

    (iii) Amendment No. 1 to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (No. 33-17377) filed on April 1, 1996.

    (iv) Assignment of Participation Agreement from New England Mutual Life Insurance Company to Metropolitan Life Insurance Company is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

    (v) Form of Participation Agreement between Metropolitan Series Fund, Inc. and Metropolitan Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (File No. 2-80751) filed April 6, 2000.


(9)  Opinion and consent of Christopher P. Nicholas, Esq.

(10) (i) Consent of Deloitte & Touche LLP.

     (ii) Consent of Sutherland Asbill and Brennan LLP.

(11)  None

(12)  None

(13) Schedule of computations for performance quotations is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

(14) Powers of Attorney are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996, except for Gerald Clark, Burton A. Dole and Charles M. Leighton whose powers of attorney were filed with Post-Effective Amendment No. 1 to the Registration Statement (File No. 333-11131) on April 30, 1997 and Robert H. Benmosche and Stewart G. Nagler whose powers of attorney were filed with Post-Effective Amendment No. 23 to the Registration Statement of Metropolitan Life Separate Account E (File No. 2-90380) filed April 3, 1998. Power of Attorney for Virginia M. Wilson is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registration Statement of Metropolitan Life Separate Account (File No. 333-80547) filed November 1, 1999.



                                       3